UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-04878

                         SEI INSTITUTIONAL MANAGED TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2008

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS


Schedule of Investments

Large Cap Value Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK +++ -- 97.0%

CONSUMER DISCRETIONARY -- 8.3%
   Apollo Group, Cl A (B)*                               44,200   $       3,101
   Autoliv (B)                                          131,700           6,942
   AutoNation (B)*                                       10,500             164
   Barnes & Noble                                        94,200           3,245
   Best Buy (B)                                          81,900           4,312
   Big Lots (B)*                                        119,600           1,912
   BorgWarner                                            78,000           3,776
   Brinker International (B)                            269,600           5,273
   Brunswick                                            105,100           1,792
   Cablevision Systems, Cl A (B)*                        88,300           2,163
   Carnival                                              20,600             917
   CBS, Cl B                                            473,500          12,903
   Centex (B)                                            99,700           2,518
   Central European Media Enterprises,
     Cl A*                                                  400              46
   Clear Channel Communications                          15,000             518
   Comcast, Cl A (B)*                                   574,600          10,492
   Daimler AG                                            28,100           2,687
   Darden Restaurants                                    96,200           2,666
   Dick's Sporting Goods (B)*                            86,000           2,387
   Discovery Holding, Cl A (B)*                          86,000           2,162
   Dollar Tree Stores*                                  110,600           2,867
   Eastman Kodak (B)                                    177,700           3,886
   Expedia (B)*                                          51,400           1,625
   Foot Locker                                           18,900             258
   Ford Motor (B)*                                      379,200           2,552
   Fortune Brands                                        51,800           3,748
   Gannett (B)                                          211,700           8,256
   General Motors (B)                                   332,400           8,273
   Genuine Parts (B)                                     12,000             556
   Goodyear Tire & Rubber*                               82,800           2,337
   Harley-Davidson (B)                                   58,000           2,709
   Harrah's Entertainment                                16,700           1,482
   Hasbro                                               410,200          10,493
   Home Depot                                           347,000           9,348
   IAC/InterActive*                                      22,900             617
   Idearc (B)                                           195,555           3,434
   Interpublic Group (B)*                               150,600           1,221
   Jarden*                                                2,700              64
   JC Penney                                             31,500           1,386
   Johnson Controls                                      85,000           3,063
   Jones Apparel Group (B)                              101,400           1,621
   KB Home (B)                                          142,200           3,072
   Leggett & Platt                                        6,700             117
   Lennar, Cl A (B)                                      44,400             794
   Liberty Global, Cl A (B)*                            103,700           4,064
   Liberty Media - Capital, Ser A*                       54,200           6,314
   Liberty Media - Interactive, Cl A (B)*                20,200             385
   Brands (B)                                            47,700             903
   Macy's                                               119,000           3,079
   Magna International, Cl A (Canada)                    51,500           4,142
   Mattel                                               496,400           9,451
   McDonald's                                           376,300          22,168
   Mohawk Industries (B)*                                26,600           1,979
   New York Times, Cl A (B)                               5,700             100
   Newell Rubbermaid (B)                                 30,700             795
   News, Cl A                                           222,700           4,563
   Nike, Cl B                                            47,100           3,026
   NVR (B)*                                               1,200             629
   Pulte Homes (B)                                      127,900           1,348
   RadioShack (B)                                        31,000             523
   RH Donnelley (B)*                                     46,500           1,696
   Royal Caribbean Cruises                                7,300             310
   Saks (B)                                               3,700              77

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Sears Holdings (B)*                                    5,100   $         520
   Service International                                 49,500             696
   Shaw Communications, Cl B
     (Canada)                                           242,200           5,735
   Sherwin-Williams (B)                                  58,400           3,390
   Snap-On                                               15,600             753
   Stanley Works                                         41,697           2,022
   Target                                                39,900           1,995
   Time Warner                                        1,793,300          29,607
   Time Warner Cable, Cl A*                               5,800             160
   VF                                                    60,200           4,133
   Walt Disney (B)                                      293,000           9,458
   Washington Post, Cl B                                    200             158
   Wendy's International                                 28,200             729
   Whirlpool (B)                                         48,400           3,951
   Wyndham Worldwide                                     30,200             712
                                                                  --------------
                                                                        273,326
                                                                  --------------
CONSUMER STAPLES -- 7.4%
   Alberto-Culver                                        38,500             945
   Altria Group                                         243,200          18,381
   Anheuser-Busch                                        10,800             565
   Archer-Daniels-Midland                                22,300           1,035
   Avon Products (B)                                     13,500             534
   BJ's Wholesale Club*                                   9,100             308
   Brown-Forman, Cl B                                     6,400             474
   Bunge (B)                                             47,000           5,471
   Campbell Soup                                         10,700             382
   Coca-Cola                                            134,200           8,236
   Coca-Cola Enterprises                                278,300           7,244
   Colgate-Palmolive                                     58,900           4,592
   ConAgra Foods                                        579,000          13,774
   Corn Products International                          121,100           4,450
   Costco Wholesale                                       3,200             223
   CVS Caremark (B)                                      29,700           1,181
   Dean Foods                                             7,800             202
   Del Monte Foods                                      368,100           3,482
   Energizer Holdings (B)*                                5,800             650
   General Mills                                        119,300           6,800
   Hershey                                                4,000             158
   HJ Heinz                                              44,300           2,068
   JM Smucker                                            28,100           1,445
   Kellogg                                               59,300           3,109
   Kimberly-Clark                                       126,900           8,799
   Kraft Foods, Cl A                                    175,760           5,735
   Kroger                                               548,300          14,645
   Loews - Carolina Group                                22,200           1,894
   Molson Coors Brewing, Cl B                            73,300           3,784
   Pepsi Bottling Group                                 135,700           5,355
   PepsiAmericas                                         33,300           1,110
   PepsiCo                                               89,300           6,778
   Procter & Gamble                                     735,600          54,008
   Reynolds American (B)                                180,400          11,899
   Safeway                                              210,627           7,206
   Sara Lee                                             228,900           3,676
   Smithfield Foods (B)*                                 21,600             625
   SUPERVALU                                            237,845           8,924
   SYSCO                                                117,800           3,676
   Tyson Foods, Cl A                                    224,800           3,446
   UST (B)                                               54,400           2,981
   Wal-Mart Stores                                      222,000          10,552
   WM Wrigley Jr                                         54,700           3,203
                                                                  --------------
                                                                        244,005
                                                                  --------------
ENERGY -- 15.1%
   Anadarko Petroleum                                    62,800           4,125


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Value Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Apache                                                80,100   $       8,614
   Baker Hughes                                          31,700           2,571
   BP ADR (United Kingdom) (B)*                          16,700           1,222
   Chevron                                            1,134,400         105,873
   Cimarex Energy                                       101,200           4,304
   ConocoPhillips                                       798,393          70,498
   Devon Energy                                          74,200           6,597
   El Paso                                                9,900             171
   ENSCO International                                    2,300             137
   EOG Resources                                          1,900             170
   Exxon Mobil                                        2,124,700         199,063
   Forest Oil*                                            8,600             437
   Frontier Oil                                          86,400           3,506
   Helix Energy Solutions Group*                          7,400             307
   Helmerich & Payne (B)                                 43,100           1,727
   Hess                                                  10,100           1,019
   Marathon Oil                                         688,300          41,890
   Murphy Oil (B)                                        11,100             942
   Noble Energy                                          26,300           2,091
   Occidental Petroleum                                 170,800          13,150
   Overseas Shipholding Group                             5,100             380
   Patterson-UTI Energy                                 163,200           3,186
   Pride International*                                  17,600             597
   Rowan (B)                                             11,400             450
   Schlumberger                                          24,550           2,415
   SEACOR Holdings*                                         500              46
   Sunoco                                               115,700           8,381
   Teekay Shipping (B)                                    5,400             287
   Tidewater                                             12,200             669
   Unit*                                                  5,700             264
   Valero Energy                                        153,000          10,715
   Williams                                               4,200             150
                                                                  --------------
                                                                        495,954
                                                                  --------------
FINANCIALS -- 27.7%
   ACE                                                   72,300           4,467
   Alleghany (B)*                                         2,350             945
   Allied Capital (B)                                    31,400             675
   Allied World Assurance Holdings                          700              35
   Allstate                                             545,200          28,476
   AMBAC Financial Group (B)                             35,000             902
   American Capital Strategies (B)                       39,000           1,285
   American Financial Group                              14,100             407
   American International Group                         854,600          49,823
   AmeriCredit (B)*                                      22,300             285
   Ameriprise Financial                                  23,600           1,301
   Annaly Capital Management+                            72,900           1,325
   AON (B)                                              142,800           6,810
   Apartment Investment &
     Management, Cl A+                                    3,800             132
   Arthur J Gallagher                                     1,600              39
   Assurant (B)                                         144,500           9,667
   Astoria Financial                                      1,500              35
   AvalonBay Communities+ (B)                             7,600             715
   Axis Capital Holdings                                124,900           4,867
   Bank of America                                    2,302,950          95,020
   Bank of New York Mellon                               54,422           2,654
   BB&T (B)                                             410,700          12,596
   Bear Stearns (B)                                      27,900           2,462
   Boston Properties+ (B)                                10,400             955
   Capital One Financial (B)                              5,600             265
   Chubb                                                329,300          17,973
   CIT Group                                            293,100           7,043
   Citigroup                                          2,707,800          79,718
   City National                                         16,000             953
   CME Group                                              5,700           3,910
   Comerica                                             329,700          14,352

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Conseco*                                              36,300   $         456
   Countrywide Financial (B)                            145,500           1,301
   Credicorp                                              6,600             504
   Discover Financial Services                           95,900           1,446
   Douglas Emmett+                                        5,000             113
   Duke Realty+                                           3,200              83
   Everest Re Group                                      93,400           9,377
   Fannie Mae                                           357,800          14,305
   Fidelity National Financial, Cl A (B)                170,104           2,485
   Fifth Third Bancorp (B)                              228,800           5,750
   First American                                        28,100             959
   First Horizon National (B)                            68,600           1,245
   Forestar Real Estate Group*                           23,600             557
   Franklin Resources                                    54,800           6,271
   Freddie Mac                                          216,600           7,380
   Fulton Financial                                      11,600             130
   Genworth Financial, Cl A                             211,800           5,390
   Goldman Sachs Group                                  145,100          31,204
   Guaranty Financial Group*                             23,600             378
   Hanover Insurance Group                               31,200           1,429
   Hartford Financial Services Group                    114,300           9,966
   HCP+ (B)                                              17,300             602
   Health Care+                                             700              31
   Hospitality Properties Trust+ (B)                     87,700           2,826
   Host Hotels & Resorts+ (B)                            43,360             739
   IndyMac Bancorp (B)                                  102,900             612
   iStar Financial+ (B)                                  55,500           1,446
   Jones Lang LaSalle                                    47,700           3,394
   JPMorgan Chase                                     1,966,028          85,817
   Keycorp                                              490,500          11,502
   Lehman Brothers Holdings (B)                         122,200           7,997
   Leucadia National (B)                                 35,300           1,663
   Lincoln National                                     133,067           7,747
   Loews                                                306,000          15,404
   Markel*                                                4,400           2,161
   Marsh & McLennan                                      12,900             341
   MBIA (B)                                              90,400           1,684
   Merrill Lynch                                        448,000          24,049
   MetLife                                              100,100           6,168
   MGIC Investment (B)                                   84,900           1,904
   Moody's (B)                                           37,900           1,353
   Morgan Stanley                                       560,300          29,758
   National City (B)                                    455,500           7,498
   Nationwide Financial Services, Cl A                  114,800           5,167
   New York Community Bancorp (B)                        50,100             881
   Old Republic International                           266,400           4,105
   Plum Creek Timber+ (B)                                 7,300             336
   PMI Group (B)                                          3,600              48
   PNC Financial Services Group                         118,255           7,763
   Popular (B)                                          111,000           1,177
   Principal Financial Group                             83,100           5,721
   Prologis+                                              1,500              95
   Prudential Financial                                  96,800           9,006
   Regency Centers+                                       2,200             142
   Regions Financial                                    516,484          12,215
   Reinsurance Group of America (B)                       5,100             268
   Safeco (B)                                           163,600           9,109
   Sovereign Bancorp                                     11,300             129
   Stancorp Financial Group                               6,800             343
   Sunstone Hotel Investors+ (B)                         95,800           1,752
   SunTrust Banks                                       201,600          12,598
   Taubman Centers+                                       5,600             275
   Torchmark                                             60,000           3,632
   Travelers                                            682,000          36,692
   UnionBanCal                                           73,200           3,580
   Unum Group (B)                                       249,700           5,940
   US Bancorp                                         1,114,500          35,374


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Value Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Valley National Bancorp (B)                           13,319   $         254
   Vornado Realty Trust+                                  7,100             624
   Wachovia                                             884,492          33,637
   Washington Mutual (B)                              1,025,800          13,961
   Wells Fargo                                        1,124,000          33,934
   White Mountains Insurance Group                          600             308
   Whitney Holding                                       19,900             520
   WR Berkley                                           121,000           3,607
   XL Capital, Cl A (B)                                  46,400           2,334
   Zions Bancorporation                                   3,000             140
                                                                  --------------
                                                                        911,184
                                                                  --------------
HEALTH CARE -- 7.6%
   Aetna                                                 10,900             629
   Alcon                                                 16,700           2,389
   AmerisourceBergen (B)                                159,100           7,139
   Amgen*                                               184,600           8,573
   Beckman Coulter                                        5,700             415
   Becton Dickinson                                      40,300           3,368
   Boston Scientific*                                    98,000           1,140
   Cardinal Health                                       73,200           4,227
   Celgene*                                              39,800           1,839
   Charles River Laboratories
   International*                                         5,200             342
   Cigna                                                171,800           9,231
   Community Health Systems*                              4,600             170
   Coventry Health Care*                                  4,500             267
   Covidien                                              42,950           1,902
   Eli Lilly                                             42,500           2,269
   Express Scripts*                                      27,200           1,986
   Forest Laboratories*                                  89,200           3,251
   Genentech*                                            29,000           1,945
   Gilead Sciences*                                      83,400           3,837
   Hillenbrand Industries                                 8,500             474
   IMS Health                                             6,100             141
   Invitrogen (B)*                                       66,600           6,221
   Johnson & Johnson                                    494,200          32,963
   Kinetic Concepts*                                      4,700             252
   King Pharmaceuticals*                                529,100           5,418
   McKesson                                                 300              20
   Merck                                                402,900          23,412
   Mylan Laboratories (B)                               192,300           2,704
   PerkinElmer                                           47,100           1,225
   Pfizer                                             4,076,600          92,661
   PharMerica (B)*                                        4,093              57
   Quest Diagnostics (B)                                  3,300             175
   Schering-Plough                                       95,100           2,533
   Tenet Healthcare (B)*                                396,700           2,015
   Thermo Fisher Scientific*                             63,400           3,657
   Universal Health Services, Cl B                        9,300             476
   Watson Pharmaceuticals*                               11,300             307
   Wellpoint*                                           140,300          12,308
   Wyeth                                                160,000           7,070
                                                                  --------------
                                                                        249,008
                                                                  --------------
INDUSTRIALS -- 10.1%
   3M                                                    66,500           5,607
   AGCO (B)*                                              8,500             578
   Alexander & Baldwin                                    8,900             460
   Alliant Techsystems*                                   2,300             262
   Allied Waste Industries*                             215,200           2,371
   Avis Budget Group*                                    44,900             584
   Boeing                                                73,900           6,463
   Burlington Northern Santa Fe                           9,300             774
   Carlisle                                              18,900             700
   Caterpillar                                          101,400           7,358

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Cooper Industries, Cl A (B)                           35,000   $       1,851
   Crane                                                 17,400             746
   CSX                                                   42,600           1,874
   Cummins                                               59,700           7,604
   Danaher (B)                                           24,600           2,158
   Deere                                                 51,300           4,777
   DRS Technologies                                       2,500             136
   Eaton                                                151,800          14,717
   FedEx                                                    900              80
   Flowserve                                              1,800             173
   General Dynamics                                      24,900           2,216
   General Electric                                   3,650,800         135,335
   Harsco                                                56,700           3,633
   Honeywell International                              214,800          13,225
   Hubbell, Cl B                                          3,800             196
   Illinois Tool Works (B)                               19,700           1,055
   Ingersoll-Rand, Cl A                                 236,100          10,972
   ITT                                                    2,600             172
   Kansas City Southern (B)*                              3,800             130
   Kennametal                                            20,200             765
   L-3 Communications Holdings                           55,600           5,890
   Lennox International                                  21,900             907
   Lockheed Martin                                       30,600           3,221
   Masco (B)                                            473,600          10,234
   Norfolk Southern                                      98,100           4,948
   Northrop Grumman                                     336,000          26,423
   Northwest Airlines*                                    7,700             112
   Owens Corning (B)*                                     3,100              63
   Pall                                                   7,700             310
   Parker Hannifin                                      168,350          12,678
   Pentair (B)                                           32,300           1,124
   Raytheon                                              36,000           2,185
   Republic Services                                      4,100             129
   RR Donnelley & Sons                                   10,600             400
   Ryder System                                          89,900           4,226
   Shaw Group*                                            1,300              79
   SPX (B)                                               59,700           6,140
   Teleflex                                               3,900             246
   Tyco International                                    53,950           2,139
   UAL (B)*                                               3,000             107
   Union Pacific                                         25,300           3,178
   United Parcel Service, Cl B                           66,000           4,668
   United Rentals*                                       29,900             549
   United Technologies                                  177,000          13,548
   WW Grainger (B)                                        6,400             560
                                                                  --------------
                                                                        331,036
                                                                  --------------
INFORMATION TECHNOLOGY -- 4.0%
   ADC Telecommunications*                               25,100             390
   Affiliated Computer Services, Cl A*                    2,900             131
   Apple*                                                18,200           3,605
   Applied Materials                                    139,200           2,472
   Arrow Electronics*                                   116,700           4,584
   Avnet*                                               146,000           5,106
   CA (B)                                                 5,800             145
   Cadence Design Systems*                               45,100             767
   Citrix Systems*                                       59,500           2,262
   Computer Sciences*                                   134,500           6,654
   Compuware (B)*                                       104,900             931
   Convergys*                                           124,600           2,051
   Cree (B)*                                              6,400             176
   eBay*                                                188,000           6,240
   Electronic Arts*                                      39,400           2,301
   Electronic Data Systems                              119,700           2,481
   Fair Isaac (B)                                        96,600           3,106
   Fidelity National Information Services                12,385             515
   Google, Cl A*                                          4,800           3,319


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Value Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Hewitt Associates, Cl A*                             148,400   $       5,682
   Hewlett-Packard                                      160,500           8,102
   Ingram Micro, Cl A*                                   83,200           1,501
   Intel                                                125,600           3,348
   International Business Machines (B)                  124,600          13,469
   Intersil, Cl A                                        11,800             289
   Juniper Networks (B)*                                160,000           5,312
   Microsoft                                            163,200           5,810
   Motorola                                             223,800           3,590
   NCR*                                                  42,300           1,062
   Novellus Systems*                                      4,700             130
   Nvidia*                                               70,000           2,381
   Oracle*                                              226,900           5,123
   Sanmina-SCI (B)*                                     634,300           1,154
   Seagate Technology                                   419,400          10,695
   Symantec (B)*                                        209,600           3,383
   Teradata*                                             42,900           1,176
   Tyco Electronics                                      46,150           1,713
   Vishay Intertechnology (B)*                          195,500           2,231
   Western Digital*                                     119,900           3,622
   Xerox*                                               274,600           4,446
                                                                  --------------
                                                                        131,455
                                                                  --------------
MATERIALS -- 4.5%
   Air Products & Chemicals                              10,900           1,075
   Alcoa (B)                                            420,400          15,366
   Ashland                                               49,300           2,338
   Bemis                                                  3,400              93
   Carpenter Technology                                  56,600           4,255
   Celanese, Ser A (B)                                   28,300           1,198
   Chemtura                                              12,700              99
   Commercial Metals                                      4,200             124
   Cytec Industries                                       3,500             216
   Domtar (Canada)                                       90,100             693
   Dow Chemical                                         587,800          23,171
   Eastman Chemical (B)                                  88,400           5,400
   EI Du Pont de Nemours                                230,500          10,163
   FMC                                                   10,500             573
   Freeport-McMoRan
     Copper & Gold, Cl B                                  7,355             753
   Huntsman                                              12,100             311
   International Flavors & Fragrances                     6,800             327
   International Paper                                  456,800          14,791
   Lubrizol                                             142,700           7,729
   MeadWestvaco                                          34,800           1,089
   Mosaic*                                               20,800           1,962
   Nova Chemicals (Canada) (B)                           65,500           2,122
   Nucor                                                243,500          14,420
   Owens-Illinois*                                        4,000             198
   PPG Industries                                       111,800           7,852
   Reliance Steel & Aluminum                             17,100             927
   Rohm & Haas (B)                                       83,400           4,426
   RPM International                                      4,500              91
   Scotts Miracle-Gro, Cl A                               3,300             124
   Sealed Air (B)                                         9,800             227
   Sigma-Aldrich (B)                                      1,800              98
   Smurfit-Stone Container*                             250,500           2,645
   Sonoco Products                                      128,100           4,186
   Southern Copper (B)                                   30,000           3,154
   Steel Dynamics                                        19,400           1,156
   Temple-Inland                                         70,800           1,476
   United States Steel                                   88,600          10,713
   Valspar                                               74,900           1,688
   Weyerhaeuser                                          36,400           2,684
                                                                  --------------
                                                                        149,913
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 7.0%
   AT&T                                               3,331,844   $     138,472
   CenturyTel                                           133,100           5,518
   Citizens Communications (B)                           81,100           1,033
   Embarq                                                20,600           1,020
   Sprint Nextel                                      1,181,750          15,516
   Telephone & Data Systems                              24,000           1,502
   Verizon Communications                             1,465,800          64,041
   Vodafone Group ADR
     (United Kingdom)                                    91,400           3,411
   Windstream                                            67,326             877
                                                                  --------------
                                                                        231,390
                                                                  --------------
UTILITIES -- 5.3%
   Alliant Energy                                       190,400           7,747
   Ameren (B)                                            97,700           5,296
   American Electric Power                              352,600          16,417
   Atmos Energy                                          92,100           2,582
   CMS Energy (B)                                        20,400             355
   Consolidated Edison                                    6,600             322
   Constellation Energy Group                            62,200           6,377
   Dominion Resources (B)                                15,000             712
   DTE Energy (B)                                        91,300           4,014
   Duke Energy                                          164,848           3,325
   Dynegy, Cl A*                                         82,200             587
   Edison International                                  88,300           4,713
   Energen                                               79,900           5,132
   Energy East                                            9,100             248
   Entergy                                              138,700          16,577
   Equitable Resources                                    5,700             304
   Exelon                                                81,800           6,678
   FirstEnergy                                          286,000          20,689
   FPL Group                                             65,300           4,426
   MDU Resources Group                                    9,900             273
   Mirant (B)*                                           26,100           1,017
   National Fuel Gas                                     21,400             999
   Northeast Utilities                                   58,300           1,825
   NRG Energy (B)*                                       30,200           1,309
   NSTAR                                                  1,400              51
   Oneok                                                 85,900           3,846
   Pepco Holdings                                       183,400           5,379
   PG&E                                                 162,300           6,994
   Pinnacle West Capital (B)                            147,600           6,260
   PPL                                                   36,500           1,901
   Progress Energy (B)                                  108,100           5,235
   Public Service Enterprise Group                      137,500          13,508
   Puget Energy                                          19,800             543
   Questar                                                3,700             200
   Reliant Energy*                                      305,600           8,019
   Sempra Energy                                         24,300           1,504
   Southern                                               9,200             356
   Southern Union                                         9,800             288
   UGI                                                    2,700              74
   Wisconsin Energy                                      87,600           4,267
   Xcel Energy (B)                                      241,500           5,451
                                                                  --------------
                                                                        175,800
                                                                  --------------
Total Common Stock
   (Cost $2,714,278) ($ Thousands)                                    3,193,071
                                                                  --------------


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Value Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                           Face Amount             Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATION (C)(E) -- 0.2%

FINANCIALS -- 0.2%
   SLM MTN, Ser S
     5.038%, 01/15/08                              $      5,321   $       5,321
                                                                  --------------
Total Corporate Obligation
   (Cost $5,321) ($ Thousands)                                            5,321
                                                                  --------------
CASH EQUIVALENTS ** ++ -- 11.7%
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 4.970%                  102,352,106         102,352
   SEI Liquidity Fund L.P., 4.980% (C)              283,451,586         283,452
                                                                  --------------
Total Cash Equivalents
   (Cost $385,804) ($ Thousands)                                        385,804
                                                                  --------------
U.S. TREASURY OBLIGATION (A) (D) -- 0.2%
   U.S. Treasury Bill, 2/21/2008
     2.953%, 02/21/08                                     5,655           5,632
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $5,631) ($ Thousands)                                            5,632
                                                                  --------------
Total Investments -- 109.1%
   (Cost $3,111,034) ($ Thousands) @                              $   3,589,828
                                                                  ==============

A summary of the open futures contracts held by the Fund at December 31, 2007, is as follows:
--------------------------------------------------------------------------------
                                          NUMBER OF                  UNREALIZED
                                          CONTRACTS    EXPIRATION   APPRECIATION
TYPE OF CONTRACT                         LONG (SHORT)      DATE     ($THOUSANDS)
--------------------------------------------------------------------------------
S&P 500 Composite Index                      183        Mar-2008        $ 534
                                                                    ============

--------------------------------------------------------------------------------
Percentages are based on Net Assets of $3,290,053 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of December 31, 2007.

+++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

+     Real Estate Investment Trust.

++    Investment in Affiliated Security.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at December 31, 2007. The total value of securities on loan at December 31, 2007 was $278,714 ($Thousands).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2007 was $288,773 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2007.

ADR -- American Depositary Receipt

Cl -- Class

L.P. -- Limited Partnership

MTN -- Medium Term Note

Ser -- Series

@ At December 31, 2007, the tax basis cost of the Fund's investments was $3,111,034 (Thousands), and the unrealized appreciation and depreciation were $693,311 (Thousands) and $(214,517) (Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Growth Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK +++ -- 96.7%

CONSUMER DISCRETIONARY -- 10.8%
   Amazon.com*                                           58,000   $       5,373
   Amerigon*                                              7,400             156
   AnnTaylor Stores*                                     67,900           1,736
   Apollo Group, Cl A*                                   29,000           2,034
   Autozone*                                             11,769           1,411
   Best Buy (B)                                          97,600           5,139
   Big Lots (B)*                                         66,000           1,055
   BorgWarner                                            15,400             745
   Brinker International (B)                            170,137           3,328
   Cablevision Systems, Cl A*                            63,946           1,567
   Cache*                                                11,000             103
   Career Education*                                     37,800             950
   Carmax*                                               20,700             409
   CBS, Cl B                                             14,663             400
   Central European Media Enterprises,
     Cl A*                                                2,400             278
   Cheesecake Factory (B)*                               47,700           1,131
   Christopher & Banks                                   30,100             345
   Clear Channel Communications                           9,800             338
   Coach*                                               100,241           3,065
   Comcast, Cl A (B)*                                   394,994           7,213
   CROCS*                                                45,400           1,671
   Darden Restaurants                                    61,859           1,714
   Dick's Sporting Goods*                                 2,400              67
   DIRECTV Group*                                       315,500           7,294
   Discovery Holding, Cl A*                             112,000           2,816
   Dolan Media*                                           4,200             122
   Dollar Tree Stores*                                  102,089           2,646
   EchoStar Communications, Cl A*                        49,200           1,856
   Fortune Brands                                       164,180          11,880
   GameStop, Cl A*                                       41,500           2,578
   Garmin *                                              11,000           1,067
   Gentex (B)                                            90,800           1,614
   Goodyear Tire & Rubber*                              120,900           3,412
   Guess?                                                33,700           1,277
   Gymboree*                                             40,700           1,240
   Hanesbrands*                                          51,200           1,391
   Harley-Davidson (B)                                   28,031           1,309
   Harman International Industries                       13,900           1,025
   Harrah's Entertainment                                34,200           3,035
   Hasbro                                                10,600             271
   Home Depot                                           121,381           3,270
   IAC/InterActive*                                      88,500           2,382
   International Game Technology                        675,000          29,653
   Interpublic Group*                                    34,600             281
   ITT Educational Services (B)*                         56,480           4,816
   JC Penney                                             73,803           3,247
   John Wiley & Sons, Cl A                                3,900             167
   Johnson Controls                                     105,800           3,813
   Kohl's*                                               25,510           1,168
   Lamar Advertising, Cl A (B)                          112,614           5,413
   Liberty Global, Cl A*                                130,882           5,129
   Liberty Media - Capital, Ser A*                        6,200             722
   Lowe's (B)                                           822,519          18,605
   Brands                                                29,400             557
   Macy's                                                34,700             898
   Marriott International, Cl A                           9,884             338
   Marvel Entertainment*                                 26,200             700
   Mattel                                                62,200           1,184
   McDonald's                                           262,100          15,440
   McGraw-Hill                                          399,431          17,499
   Meredith                                               8,000             440
   MGM Mirage (B)*                                      363,900          30,575
   Midas*                                                 5,100              75

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Newell Rubbermaid                                    176,400   $       4,565
   News, Cl A                                           157,784           3,233
   Nike, Cl B                                           237,500          15,257
   Nordstrom                                              8,900             327
   NVR*                                                     200             105
   Omnicom Group                                         38,228           1,817
   Orient-Express Hotels, Cl A                           12,900             742
   Panera Bread, Cl A (B)*                               19,600             702
   Penn National Gaming*                                 35,000           2,084
   Phillips-Van Heusen                                    3,500             129
   Polo Ralph Lauren                                     24,421           1,509
   RadioShack                                            77,500           1,307
   Regal Entertainment Group, Cl A                        6,400             116
   Rent-A-Center (B)*                                    12,729             185
   Reuters Group ADR (United Kingdom) (B)               210,000          15,998
   Ross Stores                                            8,000             205
   Saks                                                  25,000             519
   Scientific Games, Cl A*                               12,100             402
   Sherwin-Williams                                      15,600             905
   Sonic*                                                13,200             289
   Staples (B)                                        1,150,000          26,530
   Starbucks*                                           282,770           5,788
   Steven Madden                                         12,300             246
   Target                                               151,682           7,584
   Thor Industries (B)                                    6,700             255
   Tiffany                                               25,700           1,183
   Tim Hortons                                           19,403             717
   Time Warner                                           71,700           1,184
   Time Warner Cable, Cl A*                               7,600             210
   TJX (B)                                               24,100             692
   Urban Outfitters*                                      4,500             123
   Viacom, Cl B*                                        292,721          12,856
   WABCO Holdings                                        10,133             508
   Walt Disney (B)                                      199,283           6,433
   Warnaco Group*                                        52,800           1,837
   Weight Watchers International (B)                    466,500          21,076
   Whirlpool                                                200              16
   Williams-Sonoma (B)                                  192,510           4,986
   Wyndham Worldwide                                      6,100             144
   Wynn Resorts (B)*                                     27,800           3,117
   Yum! Brands                                          180,304           6,900
                                                                  -------------
                                                                        384,214
                                                                  -------------

CONSUMER STAPLES -- 10.5%
   Alberto-Culver                                         3,800              93
   Altria Group                                         111,740           8,445
   Anheuser-Busch                                       152,352           7,974
   Archer-Daniels-Midland                                21,700           1,007
   Avon Products                                         45,600           1,803
   Brown-Forman, Cl B                                    15,600           1,156
   Campbell Soup                                         34,201           1,222
   Church & Dwight                                       34,300           1,855
   Clorox (B)                                            19,800           1,290
   Coca-Cola                                            614,717          37,725
   Colgate-Palmolive                                    174,067          13,570
   Costco Wholesale (B)                                 298,920          20,853
   CVS Caremark (B)                                     779,091          30,969
   Energizer Holdings*                                   26,300           2,949
   Estee Lauder, Cl A                                    22,400             977
   General Mills                                         37,100           2,115
   Herbalife                                             33,100           1,333
   HJ Heinz                                              64,900           3,029
   Kellogg                                                5,900             309
   Kimberly-Clark                                       102,102           7,080
   Kraft Foods, Cl A                                    108,240           3,532
   Kroger                                               230,200           6,149


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Growth Fund
December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------
                                                                  Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Loews - Carolina Group                                16,400   $       1,399
   McCormick                                              1,100              42
   NBTY*                                                 27,200             745
   Pepsi Bottling Group                                  46,053           1,817
   PepsiCo                                              811,154          61,567
   Procter & Gamble                                   1,074,775          78,910
   Reynolds American (B)                                 31,500           2,078
   Sara Lee                                              72,400           1,163
   SYSCO                                                  5,500             172
   UST                                                   21,100           1,156
   Wal-Mart Stores (B)                                  787,901          37,449
   Walgreen (B)                                         677,885          25,814
   WM Wrigley Jr                                        120,538           7,057
                                                                  -------------
                                                                        374,804
                                                                  -------------

ENERGY -- 9.2%
   Baker Hughes (B)                                     501,551          40,676
   Cabot Oil & Gas                                          900              36
   Cameron International*                               266,652          12,834
   Cheniere Energy*                                      13,200             431
   Chesapeake Energy (B)                                149,100           5,845
   Chevron                                               28,422           2,653
   Core Laboratories*                                    20,000           2,494
   Denbury Resources*                                    20,500             610
   Devon Energy                                         139,300          12,385
   Diamond Offshore Drilling                             10,300           1,463
   Dresser-Rand Group*                                   63,400           2,476
   Exxon Mobil                                          194,300          18,204
   FMC Technologies*                                     15,300             867
   Frontier Oil                                          57,100           2,317
   Frontline                                              3,200             154
   Global Industries *                                   68,000           1,456
   Grant Prideco*                                         6,300             350
   Gulf Island Fabrication                                3,300             105
   Halliburton                                          607,000          23,011
   Hess (B)                                              89,620           9,039
   Holly                                                 42,800           2,178
   Hornbeck Offshore Services (B)*                       29,900           1,344
   National Oilwell Varco*                               51,000           3,746
   Noble                                                 43,500           2,458
   Occidental Petroleum                                 261,660          20,145
   Oceaneering International*                             5,800             391
   Pride International*                                  10,300             349
   Range Resources                                        5,900             303
   Schlumberger                                         691,862          68,058
   SEACOR Holdings*                                      11,800           1,094
   Smith International                                   26,800           1,979
   Suncor Energy (Canada)                               307,760          33,463
   Sunoco                                                76,100           5,513
   Superior Energy Services*                             24,700             850
   Tesoro                                                66,200           3,158
   Tidewater                                             17,200             944
   Transocean                                            44,212           6,329
   Unit*                                                  6,200             287
   Valero Energy                                        147,800          10,350
   Weatherford International (B)*                       369,968          25,380
   Williams                                              10,900             390
   XTO Energy                                            28,386           1,458
                                                                  --------------
                                                                        327,573
                                                                  --------------

FINANCIALS -- 6.2%
   Aflac                                                 10,634             666
   AMBAC Financial Group (B)                              1,000              26
   American Express                                     294,846          15,338
   American International Group                          71,403           4,163
   AmeriCredit (B)*                                      20,000             256

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Axis Capital Holdings                                 24,700   $         962
   Bank of New York Mellon                                1,400              68
   CB Richard Ellis Group, Cl A*                          1,874              40
   Charles Schwab                                       904,981          23,122
   CME Group                                             69,934          47,975
   Discover Financial Services                          421,760           6,360
   Eaton Vance                                           49,500           2,248
   Forest City Enterprises, Cl A                         46,304           2,058
   Franklin Resources                                    38,912           4,453
   Freddie Mac                                          503,980          17,171
   General Growth Properties + (B)                       29,400           1,211
   Goldman Sachs Group                                   36,396           7,827
   Hudson City Bancorp                                  118,800           1,784
   IntercontinentalExchange (B)*                        229,600          44,198
   Janus Capital Group (B)                              155,800           5,118
   Jones Lang LaSalle (B)                                20,400           1,452
   Lazard, Cl A                                          40,500           1,647
   Legg Mason                                            81,460           5,959
   Merrill Lynch                                         56,900           3,054
   MF Global *                                           32,400           1,020
   Moody's (B)                                           47,500           1,696
   Morgan Stanley                                       209,990          11,152
   Northern Trust                                         6,018             461
   PartnerRe                                              6,600             545
   Prudential Financial                                  14,200           1,321
   Security Capital Assurance (B)                         7,800              30
   SLM                                                   32,418             653
   T Rowe Price Group                                       224              14
   TD Ameritrade Holding*                               221,800           4,449
   XL Capital, Cl A (B)                                  21,200           1,066
                                                                  --------------
                                                                        219,563
                                                                  --------------

HEALTH CARE -- 16.8%
   Abbott Laboratories                                  580,216          32,579
   Aetna                                                 27,300           1,576
   Allergan                                             755,258          48,518
   Amgen*                                                98,053           4,554
   Amylin Pharmaceuticals (B)*                          187,349           6,932
   Analogic                                               3,800             257
   Baxter International                                 388,152          22,532
   Beckman Coulter                                       10,100             735
   Becton Dickinson                                     105,325           8,803
   Bristol-Myers Squibb                                 211,900           5,620
   Cardinal Health                                       78,788           4,550
   Celgene*                                             233,786          10,803
   Cerner (B)*                                           11,800             666
   Charles River
     Laboratories International*                         37,900           2,494
   Chemed                                                18,700           1,045
   Cigna                                                105,621           5,675
   Covance*                                              45,400           3,933
   Coventry Health Care*                                 11,300             670
   CR Bard                                                  200              19
   Cubist Pharmaceuticals (B)*                           26,800             550
   Cutera*                                               29,600             465
   Dentsply International                                14,600             657
   Dionex*                                                2,600             215
   Edwards Lifesciences*                                  1,600              74
   Eli Lilly                                            133,490           7,127
   Endo Pharmaceuticals Holdings*                         6,100             163
   Express Scripts*                                     120,280           8,780
   Forest Laboratories*                                  36,900           1,345
   Gen-Probe*                                            10,500             661
   Genentech*                                           645,720          43,308
   Gilead Sciences*                                     584,098          26,874
   Health Net*                                           55,200           2,666
   Henry Schein*                                          6,400             393


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Growth Fund
December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------
                                                                  Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Hillenbrand Industries                                 4,400   $        245
   HLTH*                                                 79,700          1,068
   Hospira*                                              11,400            486
   Humana*                                                8,700            655
   Idexx Laboratories (B)*                               40,100          2,351
   Intuitive Surgical*                                   10,900          3,537
   Invacare                                               5,800            146
   Invitrogen (B)*                                       38,300          3,578
   Johnson & Johnson                                    551,202         36,765
   Kinetic Concepts*                                     34,500          1,848
   Laboratory of America Holdings*                        9,800            740
   McKesson                                              18,512          1,213
   Medco Health Solutions*                               93,691          9,500
   Medtronic                                            206,500         10,381
   Mentor (B)                                            61,600          2,409
   Merck                                              1,029,373         59,817
   Millennium Pharmaceuticals*                          139,700          2,093
   OSI Pharmaceuticals (B)*                              46,100          2,236
   PDL BioPharma (B)*                                   134,300          2,353
   Pediatrix Medical Group*                               4,400            300
   PerkinElmer                                           19,200            500
   Pfizer                                                47,100          1,071
   Pharmaceutical Product Development                     5,200            210
   Quest Diagnostics                                     22,100          1,169
   Respironics*                                           3,800            249
   Schering-Plough                                      738,491         19,673
   Sierra Health Services*                               28,800          1,208
   St. Jude Medical*                                    519,690         21,120
   Stryker*                                             282,700         21,123
   Teva Pharmaceutical
     Industries ADR (B)                                  81,970          3,810
   Thermo Fisher Scientific*                            377,640         21,782
   UnitedHealth Group                                 1,093,920         63,666
   Universal Health Services, Cl B                        2,900            148
   VCA Antech*                                           13,420            594
   Warner Chilcott, Cl A*                                15,000            266
   Waters*                                               53,049          4,195
   Watson Pharmaceuticals*                                2,700             73
   WellCare Health Plans*                                 7,900            335
   Wellpoint*                                            95,933          8,416
   Wyeth                                                151,418          6,691
   Zimmer Holdings*                                     383,000         25,335
                                                                  -------------
                                                                       598,594
                                                                  -------------

INDUSTRIALS -- 8.3%
   3M                                                    64,226          5,416
   Administaff                                           36,700          1,038
   AGCO*                                                    900             61
   Alliant Techsystems*                                  16,500          1,877
   Ametek                                                 4,000            187
   Avis Budget Group*                                    30,000            390
   BE Aerospace*                                          5,000            264
   Boeing                                               156,816         13,715
   Burlington Northern Santa Fe                           8,400            699
   Carlisle                                               8,700            322
   Caterpillar                                           91,500          6,639
   Ceradyne (B)*                                         14,000            657
   CH Robinson Worldwide                                  1,966            106
   Cooper Industries, Cl A                               21,900          1,158
   Corrections of America*                               41,400          1,222
   CRA International (B)*                                12,700            605
   CSX                                                   39,200          1,724
   Cummins                                               49,500          6,305
   Deere                                                  7,000            652
   Delta Air Lines*                                      21,700            323
   Dun & Bradstreet                                      11,000            975
   Eaton                                                 17,600          1,706

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Emerson Electric                                     482,108   $     27,316
   Expeditors International
     Washington (B)                                     575,000         25,691
   Fastenal                                               8,900            360
   First Solar*                                          17,700          4,728
   Flowserve                                             12,600          1,212
   Fluor                                                 14,000          2,040
   Foster Wheeler *                                      11,300          1,752
   Gardner Denver*                                       15,400            508
   General Cable*                                         1,000             73
   General Electric                                     849,544         31,493
   Goodrich                                              32,000          2,260
   Granite Construction (B)                               4,000            145
   Harsco                                                29,500          1,890
   Herman Miller                                          4,400            143
   Hertz Global Holdings*                                 7,300            116
   Honeywell International                              155,600          9,580
   Hubbell, Cl B                                          2,600            134
   IDEX                                                   4,400            159
   Illinois Tool Works (B)                               31,100          1,665
   Ingersoll-Rand, Cl A                                 103,079          4,790
   Jacobs Engineering Group*                             18,300          1,750
   JB Hunt Transport Services                            60,800          1,675
   Kansas City Southern*                                  1,300             45
   Kennametal                                            22,900            867
   Kimball International, Cl B                           13,200            181
   L-3 Communications Holdings                           26,700          2,829
   Lennox International                                   4,400            182
   Lockheed Martin                                      111,015         11,685
   Manitowoc                                             16,800            820
   Manpower                                              34,700          1,974
   McDermott International*                               7,200            425
   MSC Industrial Direct, Cl A                           52,000          2,104
   Northrop Grumman                                      65,248          5,131
   Northwest Airlines*                                   16,100            234
   Nuco2*                                                 6,400            159
   Oshkosh Truck                                         28,600          1,352
   Paccar                                                53,050          2,890
   Pall                                                  52,600          2,121
   Parker Hannifin                                       25,250          1,902
   PeopleSupport (B)*                                    37,700            516
   Precision Castparts                                   61,721          8,561
   Quanta Services*                                      49,100          1,288
   Raytheon                                              50,800          3,084
   Republic Services                                     10,100            317
   Robert Half International                             48,700          1,317
   Rockwell Automation                                   97,000          6,689
   Rockwell Collins                                       6,747            486
   Roper Industries                                      13,700            857
   Shaw Group*                                            2,300            139
   Steelcase, Cl A (B)                                  109,100          1,731
   Stericycle (B)*                                      108,690          6,456
   Sunpower, Cl A*                                        1,500            196
   Terex*                                                27,100          1,777
   Textron                                               20,100          1,433
   Thomas & Betts*                                       70,600          3,462
   Toro                                                  27,700          1,508
   Trane                                                 10,300            481
   Trinity Industries (B)                                90,400          2,509
   TrueBlue (B)*                                         37,000            536
   Union Pacific                                         18,700          2,349
   United Parcel Service, Cl B                          417,675         29,538
   United Technologies                                  201,760         15,443
   Waste Management                                      84,100          2,748
                                                                  --------------
                                                                       293,843
                                                                  --------------


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Growth Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 29.8%
   Accenture, Cl A (B)                                  162,400   $       5,851
   Activision*                                           11,500             342
   Adobe Systems*                                        82,326           3,518
   Advent Software (B)*                                  18,800           1,017
   Agilent Technologies*                                159,000           5,842
   Alliance Data Systems*                                15,300           1,147
   Altera                                                 7,900             153
   Analog Devices                                        51,700           1,639
   Apple*                                               399,289          79,091
   Applied Materials                                     16,605             295
   Arrow Electronics*                                    45,600           1,791
   Automatic Data Processing                            120,800           5,379
   Avnet*                                                67,900           2,374
   BMC Software*                                         76,190           2,715
   Broadcom, Cl A*                                       11,600             303
   Cadence Design Systems (B)*                          275,011           4,678
   Ciena*                                                15,500             529
   Cisco Systems*                                     2,227,636          60,302
   Citrix Systems*                                        8,800             335
   CommScope*                                            38,500           1,895
   Compuware*                                             5,200              46
   Corning                                               15,600             374
   Cypress Semiconductor*                                21,500             775
   Dell*                                                480,486          11,777
   Diebold                                               44,300           1,284
   DST Systems*                                          17,900           1,478
   eBay*                                              1,082,600          35,932
   Electronic Arts (B)*                                 399,960          23,362
   EMC*                                                 211,600           3,921
   F5 Networks*                                           3,900             111
   Factset Research Systems                              22,600           1,259
   Fidelity National Information  Services               31,100           1,293
   Google, Cl A*                                        181,791         125,705
   Harris                                                20,727           1,299
   Hewitt Associates, Cl A*                              33,200           1,271
   Hewlett-Packard                                      817,900          41,288
   Integrated Device Technology*                         47,500             537
   Intel                                              1,945,647          51,871
   International Business Machines (B)                  369,969          39,994
   Intersil, Cl A                                        57,200           1,400
   Intuit*                                            1,239,400          39,177
   Jabil Circuit                                        120,900           1,846
   Juniper Networks (B)*                                231,900           7,699
   Kla-Tencor                                             3,700             178
   Lam Research (B)*                                     94,300           4,077
   Lawson Software (B)*                                  29,100             298
   Linear Technology (B)                                399,250          12,708
   Manhattan Associates (B)*                              5,400             142
   Mastercard, Cl A (B)                                  93,400          20,100
   McAfee*                                               41,500           1,556
   MEMC Electronic Materials*                            28,359           2,510
   Mettler Toledo International*                         20,000           2,276
   Microchip Technology                                  10,600             333
   Microsoft                                          2,534,918          90,243
   MPS Group (B)*                                        10,200             112
   National Instruments                                   4,400             147
   National Semiconductor                                 6,200             140
   NAVTEQ*                                               18,700           1,414
   NCR*                                                  13,300             334
   Network Appliance*                                   197,400           4,927
   Nvidia*                                              164,677           5,602
   Oracle*                                              463,165          10,458
   Paychex (B)                                          730,100          26,444
   Qualcomm                                           2,153,698          84,748
   Red Hat*                                              17,700             369
   Research In Motion (Canada) (B)*                     668,940          75,858

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   SanDisk (B)*                                         410,000   $      13,600
   Seagate Technology                                 1,489,200          37,975
   Semtech*                                              26,700             414
   Silicon Laboratories*                                 49,100           1,838
   Sun Microsystems*                                    600,000          10,878
   Symantec (B)*                                        251,700           4,062
   Synopsys*                                             21,436             556
   Teradata*                                            848,400          23,255
   Texas Instruments                                    222,415           7,429
   Trimble Navigation *                                  33,100           1,001
   Varian Semiconductor
     Equipment Associates (B)*                           79,950           2,958
   VeriFone Holdings*                                     2,300              53
   VeriSign*                                             25,400             955
   Vishay Intertechnology*                               14,400             164
   VMware, Cl A*                                          2,700             229
   Western Union                                      1,147,120          27,852
   Xerox*                                                10,700             173
   Yahoo! (B)*                                          331,900           7,720
   Zoran (B)*                                            24,400             549
                                                                  --------------
                                                                      1,059,530
                                                                  --------------

MATERIALS -- 2.4%
   Air Products & Chemicals                              10,500           1,036
   AK Steel Holding*                                     69,400           3,209
   Albemarle                                              8,200             338
   Alcoa (B)                                             54,600           1,996
   Allegheny Technologies                                22,200           1,918
   Ball                                                  32,900           1,481
   Cabot                                                  4,200             140
   Celanese, Ser A                                       54,700           2,315
   Cleveland-Cliffs                                      10,600           1,068
   Crown Holdings*                                       56,600           1,452
   Domtar (Canada)                                       98,200             755
   Eagle Materials (B)                                   17,600             624
   Ecolab                                                 9,400             481
   EI Du Pont de Nemours                                 35,100           1,548
   Freeport-McMoRan
     Copper & Gold, Cl B                                  3,500             359
   International Flavors & Fragrances                    16,200             780
   Lubrizol                                               7,800             422
   Martin Marietta Materials                             29,800           3,952
   Monsanto (B)                                          65,514           7,317
   Mosaic*                                               20,900           1,972
   Nalco Holding                                         88,900           2,150
   Newmont Mining                                        98,800           4,824
   Olin                                                  92,000           1,778
   Owens-Illinois*                                       95,800           4,742
   Packaging of America                                   9,900             279
   Pactiv*                                               67,400           1,795
   PPG Industries                                         6,100             428
   Praxair                                              341,900          30,330
   Reliance Steel & Aluminum                              2,800             152
   Sigma-Aldrich                                          2,900             158
   Southern Copper                                       26,200           2,754
   Valspar                                                7,300             165
   Vulcan Materials                                      31,417           2,485
                                                                  --------------
                                                                         85,203
                                                                  --------------
TELECOMMUNICATION SERVICES -- 1.8%
   American Tower, Cl A (B)*                            318,390          13,563
   Citizens Communications                                6,800              87
   Crown Castle International (B)*                      900,890          37,477
   Leap Wireless International*                          10,500             490
   MetroPCS Communications*                               5,000              97
   Sprint Nextel                                        673,120           8,838


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Growth Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                   ($ Thousands)        ($ Thousands)
--------------------------------------------------------------------------------
   Telephone & Data Systems                              24,300   $       1,521
   Windstream (B)                                        75,800             987
                                                                  --------------
                                                                         63,060
                                                                  --------------

UTILITIES -- 0.9%
   AES*                                                 243,100           5,200
   Allegheny Energy*                                     24,400           1,552
   Constellation Energy Group                            37,700           3,865
   Dynegy, Cl A*                                         14,900             107
   Equitable Resources                                   40,600           2,163
   Exelon                                                43,000           3,511
   Mirant*                                               58,800           2,292
   NRG Energy (B)*                                      177,900           7,710
   PPL                                                   74,100           3,860
   Questar                                                2,900             157
                                                                  --------------
                                                                         30,417
                                                                  --------------

Total Common Stock
  (Cost $2,713,111) ($ Thousands)                                     3,436,801
                                                                  --------------

CORPORATE OBLIGATION (C) (E) -- 0.2%

FINANCIALS -- 0.2%
   SLM MTN, Ser S
     5.038%, 01/15/08                         $           6,841           6,841
                                                                  --------------

Total Corporate Obligation
  (Cost $6,841) ($ Thousands)                                             6,841
                                                                  --------------
CASH EQUIVALENTS ** -- 13.6%
   Merrill Lynch EBP Master, 3.964%                  11,756,286          11,756
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 4.970% ++               106,111,337         106,111
   SEI Liquidity Fund L.P., 4.980% ++(C)            364,369,303         364,369
                                                                  --------------
Total Cash Equivalents
  (Cost $482,236) ($ Thousands)                                         482,236
                                                                  --------------
U.S. TREASURY OBLIGATION (A) (D) -- 0.1%
   U.S. Treasury Bill
     2.956%, 02/21/08                                     5,785           5,761
                                                                  --------------

Total U.S. Treasury Obligation
  (Cost $5,761) ($ Thousands)                                             5,761
                                                                  --------------

Total Investments -- 110.6%
  (Cost $3,207,949) ($ Thousands) @                               $   3,931,639
                                                                  ==============

A summary of the open futures contracts held by the Fund at December
31, 2007, is as follows:
--------------------------------------------------------------------------------
                                           NUMBER
                                             OF
                                         CONTRACTS                  UNREALIZED
TYPE OF                                     LONG     EXPIRATION   APPRECIATION
CONTRACT                                  (SHORT)       DATE      ($ THOUSANDS)
--------------------------------------------------------------------------------
S&P 500 CompositeIndex                       242      Mar-2008    $         715
                                                                  ==============

--------------------------------------------------------------------------------

Percentages are based on Net Assets of $3,554,462 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of December 31, 2007.

+++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

+     Real Estate Investment Trust.

++    Investment in Affiliated Security.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at December 31, 2007. The total value of securities on loan at December 31, 2007 was $358,772 ($Thousands).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2007 was $371,210 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2007.

ADR -- American Depositary Receipt

Cl -- Class

L.P. -- Limited Partnership

MTN -- Medium Term Note

Ser -- Series

@ At December 31, 2007, the tax basis cost of the Fund's investments was $3,207,949 (Thousands), and the unrealized appreciation and depreciation were $798,511 (Thousands) and $(74,821) (Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Tax-Managed Large Cap Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.1%

CONSUMER DISCRETIONARY -- 9.1%
   Abercrombie & Fitch, Cl A (B)                          4,600   $         368
   Advance Auto Parts                                     2,600              99
   Amazon.com (B)*                                        5,800             537
   American Eagle Outfitters                             24,400             507
   American Greetings, Cl A                               2,500              51
   Amerigon*                                              5,000             106
   Apollo Group, Cl A (B)*                               15,025           1,054
   Autoliv                                               63,500           3,347
   AutoNation (B)*                                       18,800             294
   Autozone*                                              3,200             384
   Barnes & Noble                                        21,250             732
   Bed Bath & Beyond*                                     5,700             168
   Best Buy (B)                                          30,775           1,620
   Big Lots*                                              3,200              51
   Black & Decker                                           750              52
   BorgWarner                                            20,800           1,007
   Brinker International (B)                             60,150           1,177
   Brunswick (B)                                         28,750             490
   Cablevision Systems, Cl A*                             9,900             243
   Cache*                                                 2,700              25
   Carmax (B)*                                            4,080              81
   Carnival                                               7,200             320
   Cavco Industries*                                        130               4
   CBRL Group (B)                                         5,000             162
   CBS, Cl B (B)                                        166,769           4,544
   CEC Entertainment*                                     3,000              78
   Centex (B)                                            31,250             789
   Cheesecake Factory*                                    1,125              27
   Chico's FAS*                                           9,000              81
   Christopher & Banks                                   13,500             155
   Citadel Broadcasting (B)                               1,013               2
   Clear Channel Communications                           9,000             311
   Clear Channel Outdoor Holdings,
      Cl A*                                               9,900             274
   Coach*                                                 7,200             220
   Comcast, Cl A (B)*                                   379,481           6,929
   Daimler AG                                             7,500             717
   Darden Restaurants                                    17,600             488
   DeVry (B)                                              1,021              53
   Dick's Sporting Goods (B)*                            29,200             811
   Dillard's, Cl A (B)                                   23,900             449
   DIRECTV Group*                                       181,365           4,193
   Discovery Holding, Cl A*                               4,780             120
   Dollar Tree Stores*                                   47,100           1,221
   DR Horton (B)                                         13,850             182
   DreamWorks Animation SKG, Cl A*                        5,600             143
   Eastman Kodak (B)                                     63,100           1,380
   EchoStar Communications, Cl A*                        40,350           1,522
   Ethan Allen Interiors (B)                             30,500             869
   Expedia*                                               1,535              49
   Foot Locker                                            5,350              73
   Ford Motor (B)*                                       71,400             481
   Fortune Brands (B)                                    97,302           7,041
   GameStop, Cl A*                                        3,622             225
   Gannett (B)                                           68,300           2,664
   Gap                                                   12,950             276
   Garmin *                                                 500              48
   Gemstar-TV Guide International*                          216               1
   General Motors (B)                                   106,100           2,641
   Gentex (B)                                            47,200             839
   Genuine Parts                                          4,950             229
   Goodyear Tire & Rubber*                               55,150           1,556
   H&R Block                                              6,800             126
   Harley-Davidson (B)                                   38,100           1,780

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Harman International Industries                        1,400   $         103
   Harrah's Entertainment                                 3,403             302
   Hasbro                                               141,000           3,607
   Hearst-Argyle Television                                 700              15
   Home Depot                                           130,800           3,524
   IAC/InterActive (B)*                                   6,192             167
   Idearc                                                17,180             302
   International Game Technology                        381,200          16,746
   Interpublic Group (B)*                                 3,050              25
   ITT Educational Services*                              1,200             102
   Jack in the Box (B)*                                  30,000             773
   JC Penney                                             45,700           2,010
   Johnson Controls                                      13,800             497
   Jones Apparel Group (B)                               61,500             983
   KB Home (B)                                           10,500             227
   Kohl's*                                                9,300             426
   Lamar Advertising, Cl A (B)                           41,379           1,989
   Las Vegas Sands (B)*                                   1,850             191
   Leggett & Platt                                       64,050           1,117
   Lennar, Cl A (B)                                       2,600              47
   Liberty Global, Cl A (B)*                             17,970             704
   Liberty Global, Ser C*                                 2,201              81
   Liberty Media - Capital, Ser A*                       12,790           1,490
   Liberty Media - Interactive, Cl A*                    10,650             203
   Lowe's                                               460,854          10,425
   Brands (B)                                             9,450             179
   Macy's                                                68,122           1,762
   Magna International, Cl A (Canada)                    20,000           1,609
   Marriott International, Cl A                          11,600             396
   Marvel Entertainment*                                 23,500             628
   Mattel                                               124,800           2,376
   McClatchy, Cl A (B)                                    7,700              96
   McDonald's                                           362,762          21,370
   McGraw-Hill                                          192,681           8,441
   MDC Holdings (B)                                       1,150              43
   Media General, Cl A                                    3,700              79
   MGM Mirage (B)*                                      194,000          16,300
   Mohawk Industries (B)*                                 1,900             141
   Newell Rubbermaid                                     94,720           2,451
   News, Cl A                                            41,594             852
   Nike, Cl B                                           126,400           8,120
   Nordstrom (B)                                          9,800             360
   NVR*                                                     100              52
   O'Reilly Automotive*                                   1,800              58
   Office Depot*                                         18,100             252
   OfficeMax                                              5,100             105
   Omnicom Group                                         21,600           1,027
   PetSmart                                               2,400              56
   Pulte Homes                                            2,800              29
   RadioShack (B)                                        18,300             309
   Regal Entertainment Group, Cl A (B)                    3,550              64
   Rent-A-Center*                                        10,000             145
   Reuters Group ADR
      (United Kingdom) (B)                              120,000           9,142
   RH Donnelley*                                          2,700              98
   Ross Stores                                            5,200             133
   Royal Caribbean Cruises                                1,200              51
   Saks (B)                                              44,300             920
   Sears Holdings (B)*                                    2,690             275
   Shaw Communications, Cl B
      (Canada)                                           84,600           2,003
   Sherwin-Williams                                      21,600           1,254
   Sirius Satellite Radio (B)*                           46,700             141
   Snap-On                                                3,900             188
   Sonic*                                                19,000             416
   Stanley Works                                         12,600             611
   Staples                                              665,525          15,354


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Tax-Managed Large Cap Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Starbucks*                                           168,530   $       3,450
   Starwood Hotels & Resorts Worldwide                   13,150             579
   Target                                                89,310           4,465
   Tempur-Pedic International (B)                         7,100             184
   Tiffany                                                3,400             156
   Time Warner                                          749,719          12,378
   TJX                                                   24,000             690
   Toll Brothers (B)*                                     4,900              98
   Under Armour, Cl A (B)*                               12,800             559
   Urban Outfitters (B)*                                  3,950             108
   Valassis Communications (B)*                          57,300             670
   VF                                                    24,500           1,682
   Viacom, Cl B*                                        123,384           5,419
   Virgin Media                                           5,700              98
   WABCO Holdings                                         1,200              60
   Walt Disney (B)                                      146,400           4,726
   Warnaco Group*                                        23,000             800
   Washington Post, Cl B                                    100              79
   Weight Watchers International                        242,200          10,943
   Wendy's International                                 18,600             481
   Whirlpool                                             20,000           1,633
   Williams-Sonoma (B)                                  154,990           4,014
   Wyndham Worldwide                                     11,330             267
   Wynn Resorts (B)*                                      1,600             179
   Yum! Brands                                           67,100           2,568
                                                                  --------------
                                                                        256,694
                                                                  --------------
CONSUMER STAPLES -- 8.8%
   Altria Group                                         165,600          12,516
   Anheuser-Busch                                        42,200           2,209
   Archer-Daniels-Midland                                88,057           4,089
   Avon Products (B)                                     11,200             443
   BJ's Wholesale Club*                                   9,000             304
   Brown-Forman, Cl B                                     1,200              89
   Bunge (B)                                             10,300           1,199
   Campbell Soup                                          7,500             268
   Clorox (B)                                             3,950             257
   Coca-Cola                                            301,600          18,509
   Coca-Cola Enterprises                                109,250           2,844
   Colgate-Palmolive                                     68,902           5,372
   ConAgra Foods                                        261,500           6,221
   Constellation Brands, Cl A*                            3,000              71
   Costco Wholesale (B)                                 168,309          11,741
   CVS Caremark (B)                                     414,045          16,458
   Dean Foods                                            18,110             468
   Del Monte Foods                                      121,900           1,153
   Energizer Holdings (B)*                                6,400             718
   General Mills                                         49,100           2,799
   Hershey                                                3,600             142
   HJ Heinz                                               2,150             100
   Hormel Foods                                           4,000             162
   Kellogg (B)                                           27,900           1,463
   Kimberly-Clark                                        84,800           5,880
   Kraft Foods, Cl A                                    129,355           4,221
   Kroger                                               256,300           6,846
   Loews - Carolina Group                                 5,300             452
   McCormick                                              2,100              80
   Molson Coors Brewing, Cl B                            22,600           1,167
   Nu Skin Enterprises, Cl A                              2,200              36
   Pepsi Bottling Group                                  52,000           2,052
   PepsiCo                                              372,177          28,248
   Procter & Gamble                                     859,766          63,124
   Reynolds American (B)                                 85,000           5,607
   Rite Aid (B)*                                         24,800              69
   Safeway                                              111,534           3,816
   Sara Lee                                              60,900             978
   Smithfield Foods (B)*                                  2,700              78

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   SUPERVALU                                             79,850   $       2,996
   SYSCO                                                 78,550           2,452
   TreeHouse Foods*                                         282               6
   Tyson Foods, Cl A                                     26,372             404
   UST (B)                                               13,100             718
   Wal-Mart Stores                                      264,600          12,576
   Walgreen                                             366,950          13,973
   Whole Foods Market (B)                                 2,500             102
   WM Wrigley Jr                                         63,967           3,745
                                                                  --------------
                                                                        249,221
                                                                  --------------
ENERGY -- 12.7%
   Anadarko Petroleum                                    39,300           2,582
   Apache                                                26,571           2,857
   Arch Coal                                              3,800             171
   Baker Hughes                                         275,878          22,374
   BJ Services                                            5,400             131
   Cabot Oil & Gas                                        1,000              40
   Cameron International*                                74,500           3,586
   Chesapeake Energy (B)                                 61,600           2,415
   Chevron                                              481,162          44,907
   Cimarex Energy                                        44,885           1,909
   ConocoPhillips                                       384,875          33,984
   Consol Energy                                          2,800             200
   Cross Timbers Royalty Trust                               53               2
   Devon Energy                                         108,890           9,681
   Dresser-Rand Group*                                    2,650             104
   El Paso                                               30,300             522
   ENSCO International                                    6,000             358
   EOG Resources (B)                                     29,600           2,642
   Exxon Mobil                                          972,082          91,074
   FMC Technologies*                                     15,000             851
   Forest Oil*                                            1,150              59
   Foundation Coal Holdings                               2,050             108
   Frontier Oil                                           1,400              57
   Frontline (B)                                          1,300              62
   Grant Prideco*                                         9,100             505
   Halliburton                                          298,716          11,324
   Helix Energy Solutions Group (B)*                      3,950             164
   Helmerich & Payne                                      4,300             172
   Hess (B)                                              62,850           6,339
   Holly                                                 32,900           1,674
   Hornbeck Offshore Services (B)*                       24,300           1,092
   Marathon Oil                                         259,074          15,767
   Mariner Energy*                                          931              21
   Massey Energy                                          2,200              79
   Murphy Oil (B)                                         7,800             662
   Nabors Industries *                                    3,600              99
   National Oilwell Varco*                               20,860           1,532
   Newfield Exploration*                                  5,100             269
   Noble                                                  2,200             124
   Noble Energy                                          20,950           1,666
   Occidental Petroleum                                 278,430          21,436
   Overseas Shipholding Group                             1,600             119
   Patriot Coal*                                            440              18
   Patterson-UTI Energy                                  14,000             273
   Peabody Energy (B)                                     4,400             271
   Petro-Canada (Canada)                                 27,000           1,448
   Pioneer Natural Resources                              9,900             484
   Plains Exploration & Production*                       4,095             221
   Pride International*                                   1,050              36
   Rowan (B)                                              5,600             221
   Schlumberger                                         277,966          27,344
   SEACOR Holdings*                                       9,300             863
   Smith International (B)                                7,200             532
   Spectra Energy                                        10,922             282
   Suncor Energy (Canada)                               165,284          17,971


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Tax-Managed Large Cap Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Sunoco                                                62,900   $       4,557
   Tesoro                                                 2,700             129
   Tidewater                                                950              52
   Total                                                  9,300             768
   Transocean (B)                                         5,277             755
   Unit*                                                 10,450             483
   Valero Energy                                         86,894           6,085
   Weatherford International (B)*                       185,830          12,748
   Williams                                              10,500             376
   XTO Energy                                            29,720           1,526
                                                                  --------------
                                                                        361,163
                                                                  --------------
FINANCIALS -- 17.3%
   ACE                                                   60,000           3,707
   Affiliated Managers Group (B)*                         1,350             159
   Aflac                                                  9,650             604
   Alleghany*                                               100              40
   Allied World Assurance Holdings                        1,000              50
   Allstate                                             230,200          12,023
   AMB Property+                                          1,700              98
   AMBAC Financial Group                                  3,700              95
   American Express                                     163,625           8,512
   American Financial Group                              53,600           1,548
   American International Group                         341,602          19,915
   American National Insurance                              300              36
   Ameriprise Financial                                  10,100             557
   Annaly Capital Management+                            72,100           1,311
   AON (B)                                               79,550           3,794
   Apollo Investment                                      7,600             130
   Arch Capital Group *                                  10,100             711
   Arthur J Gallagher                                       950              23
   Assurant (B)                                          43,100           2,883
   Assured Guaranty                                      16,400             435
   Astoria Financial                                     41,100             956
   Axis Capital Holdings                                 99,950           3,895
   Banco Bilbao Vizcaya
      Argentaria ADR (Spain)                              2,254              55
   Bank of America                                      975,125          40,234
   Bank of Hawaii                                            50               3
   Bank of New York Mellon                               32,784           1,599
   BB&T (B)                                             120,700           3,702
   Bear Stearns (B)                                      20,000           1,765
   BlackRock                                                500             108
   Boston Properties+                                     1,600             147
   Brandywine Realty Trust+                              25,400             455
   Capital One Financial (B)                             17,901             846
   CapitalSource+ (B)                                     3,700              65
   CB Richard Ellis Group, Cl A (B)*                      4,600              99
   CBL & Associates Properties+                           4,000              96
   Charles Schwab                                       530,793          13,562
   Chubb                                                177,800           9,704
   Cincinnati Financial                                  40,752           1,611
   CIT Group                                             97,400           2,341
   Citigroup                                            938,140          27,619
   Citizens Republic Bancorp                             11,100             161
   CME Group                                             38,250          26,239
   Comerica                                             110,300           4,801
   Commerce Bancorp                                       3,400             130
   Conseco*                                               7,200              90
   Countrywide Financial (B)                             47,300             423
   Deutsche Bank AG                                       7,090             918
   Discover Financial Services                          284,715           4,294
   Duke Realty+                                           5,550             145
   Endurance Specialty Holdings (B)                      33,800           1,410
   Equity Residential+                                    8,950             326
   Erie Indemnity, Cl A                                   3,500             182
   Everest Re Group                                      53,200           5,341

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Fannie Mae                                           100,200   $       4,006
   Federal Realty Investment Trust+                         300              25
   Fidelity National Financial, Cl A                     32,299             472
   Fifth Third Bancorp (B)                              104,600           2,629
   First American                                         3,000             102
   First Horizon National (B)                            24,300             441
   FirstMerit                                             2,600              52
   Forestar Real Estate Group*                              367               9
   Franklin Resources                                    35,700           4,085
   Freddie Mac                                          319,757          10,894
   General Growth Properties+                             4,500             185
   Genworth Financial, Cl A                              52,400           1,334
   Goldman Sachs Group                                   64,600          13,892
   Guaranty Financial Group*                                367               6
   Hanover Insurance Group (B)                           37,900           1,736
   Hartford Financial Services Group                     73,600           6,417
   HCC Insurance Holdings                                 3,000              86
   HCP+ (B)                                               5,300             184
   Health Care+ (B)                                         650              29
   Highwoods Properties+                                  1,500              44
   Hospitality Properties Trust+ (B)                     53,400           1,721
   Host Hotels & Resorts+ (B)                            26,632             454
   Hudson City Bancorp                                   28,800             433
   Huntington Bancshares                                 73,550           1,086
   IndyMac Bancorp (B)                                   19,500             116
   IntercontinentalExchange (B)*                        117,800          22,676
   Invesco                                                5,600             176
   Investment Technology Group*                           2,400             114
   iStar Financial+ (B)                                   8,400             219
   Janus Capital Group (B)                              143,600           4,717
   Jones Lang LaSalle                                    14,700           1,046
   JPMorgan Chase                                       779,370          34,019
   Keycorp (B)                                          223,550           5,242
   Kimco Realty+                                          1,600              58
   Lazard, Cl A                                          10,700             435
   Legg Mason                                            56,060           4,101
   Lehman Brothers Holdings (B)                          72,338           4,734
   Leucadia National (B)                                  1,000              47
   Liberty Property Trust+                                1,650              48
   Lincoln National                                      69,036           4,019
   Loews                                                 42,300           2,129
   M&T Bank                                               1,750             143
   Macerich+                                                650              46
   Mack-Cali Realty+                                      2,400              82
   Manulife Financial (Canada)                            9,245             377
   Markel*                                                  100              49
   Marsh & McLennan                                      11,253             298
   Marshall & Ilsley                                      4,600             122
   MBIA (B)                                              31,700             591
   MCG Capital                                           17,200             199
   Merrill Lynch                                        164,300           8,820
   MetLife (B)                                           58,200           3,586
   MGIC Investment (B)                                   23,800             534
   Montpelier Re Holdings (B)                            52,000             885
   Moody's (B)                                           25,300             903
   Morgan Stanley (B)                                   377,140          20,030
   MVC Capital                                            8,200             132
   NASDAQ Stock Market (B)*                               1,200              59
   National City (B)                                     99,100           1,631
   Nationwide Financial Services, Cl A                   37,850           1,704
   New York Community Bancorp (B)                         2,237              39
   Northern Trust                                         3,400             260
   Nymex Holdings                                         1,300             174
   NYSE Euronext                                          4,200             369
   Old Republic International                            76,506           1,179
   Oriental Financial Group                               8,300             111
   PartnerRe                                              1,800             149


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Tax-Managed Large Cap Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   People's United Financial                              4,725   $          84
   Philadelphia Consolidated Holding*                     1,500              59
   Phoenix*                                              15,400             183
   Piper Jaffray*                                           366              17
   Platinum Underwriters Holdings                        24,100             857
   Plum Creek Timber+ (B)                                 4,700             216
   PMI Group (B)                                         16,000             212
   PNC Financial Services Group                          51,407           3,375
   Popular (B)                                           34,000             360
   Principal Financial Group                             45,400           3,125
   Progressive                                           15,600             299
   Prologis+                                             13,854             878
   Protective Life                                        2,000              82
   Provident Bankshares                                   2,600              56
   Prudential Financial                                  72,900           6,783
   Public Storage+                                        2,050             150
   Raymond James Financial                                2,025              66
   Rayonier+                                              1,600              76
   Realty Income+ (B)                                     1,050              28
   Regency Centers+                                         850              55
   Regions Financial (B)                                196,322           4,643
   Reinsurance Group of America                          55,700           2,923
   RenaissanceRe Holdings                                 2,700             163
   Safeco                                                84,500           4,705
   SeaBright Insurance Holdings*                         13,800             208
   Simon Property Group+ (B)                              9,925             862
   SL Green Realty+ (B)                                     750              70
   SLM                                                   10,950             221
   Sovereign Bancorp                                     16,790             191
   St Joe (B)                                             1,750              62
   State Street                                           5,455             443
   Student Loan                                           1,000             110
   SunTrust Banks                                        99,050           6,190
   SVB Financial Group (B)*                               1,550              78
   Synovus Financial                                      5,000             120
   T Rowe Price Group (B)                                 5,000             304
   Taubman Centers+                                       2,350             116
   TCF Financial                                          2,200              39
   TD Ameritrade Holding*                                42,050             844
   Thornburg Mortgage+ (B)                                9,800              91
   Torchmark                                             27,550           1,668
   Toronto-Dominion Bank (Canada)                           541              38
   Transatlantic Holdings                                 1,100              80
   Travelers                                            276,031          14,850
   UDR+                                                   4,600              91
   Umpqua Holdings (B)                                    3,500              54
   UnionBanCal                                           25,050           1,225
   United America Indemnity, Cl A*                        1,800              36
   Unitrin                                                  550              26
   Unum Group (B)                                        47,750           1,136
   US Bancorp                                           463,061          14,698
   Ventas+                                                3,450             156
   Vornado Realty Trust+                                  1,500             132
   Wachovia (B)                                         374,234          14,232
   Waddell & Reed Financial, Cl A                         3,900             141
   Washington Federal                                     4,400              93
   Washington Mutual                                    303,107           4,125
   Weingarten Realty Investors+                             700              22
   Wells Fargo                                          336,055          10,145
   Whitney Holding                                        1,200              31
   WR Berkley                                             1,700              51
   XL Capital, Cl A                                       8,200             413
   Zenith National Insurance                              3,700             165
   Zions Bancorporation                                     800              37
                                                                  --------------
                                                                        489,632
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
HEALTH CARE -- 12.4%
   Abbott Laboratories                                  217,200   $      12,196
   Advanced Medical Optics (B)*                           1,222              30
   Aetna                                                 48,600           2,806
   Alcon                                                  3,800             544
   Allergan                                             406,708          26,127
   AmerisourceBergen                                     63,502           2,849
   Amgen*                                               151,142           7,019
   AMN Healthcare Services*                               3,600              62
   Amylin Pharmaceuticals (B)*                           99,650           3,687
   Analogic                                               3,600             244
   Applera -- Applied Biosystems Group                   11,150             378
   Barr Pharmaceuticals*                                  1,650              88
   Baxter International                                 172,780          10,030
   Beckman Coulter                                          600              44
   Becton Dickinson                                      32,550           2,721
   Biogen Idec*                                           5,220             297
   Boston Scientific*                                    20,717             241
   Bristol-Myers Squibb                                  38,600           1,024
   Cardinal Health                                       29,430           1,700
   Celgene*                                             105,580           4,879
   Cephalon*                                                400              29
   Charles River Laboratories
      International*                                     32,600           2,145
   Cigna                                                 99,600           5,351
   Covance*                                                 350              30
   Coventry Health Care*                                  2,224             132
   Covidien                                              11,150             494
   CR Bard                                                3,800             360
   Cubist Pharmaceuticals (B)*                           22,400             459
   DaVita*                                                2,325             131
   Dentsply International                                   900              41
   Dionex*                                                6,000             497
   Eli Lilly                                             64,741           3,457
   Express Scripts*                                      47,700           3,482
   Forest Laboratories*                                  14,300             521
   Gen-Probe*                                               800              50
   Genentech*                                           352,840          23,665
   Genzyme*                                               4,350             324
   Gilead Sciences*                                     313,680          14,432
   Health Net*                                            1,600              77
   Hillenbrand Industries                                   900              50
   HLTH*                                                 10,300             138
   Hologic (B)*                                           1,560             107
   Hospira*                                               3,920             167
   Humana*                                                8,600             648
   Idexx Laboratories*                                    2,800             164
   ImClone Systems*                                         650              28
   IMS Health                                             3,944              91
   Intuitive Surgical*                                      750             243
   Invacare                                               7,300             184
   Invitrogen (B)*                                       14,550           1,359
   Johnson & Johnson                                    411,200          27,427
   King Pharmaceuticals*                                133,500           1,367
   Laboratory of America Holdings (B)*                   14,000           1,057
   Lincare Holdings*                                      1,750              62
   McKesson                                              45,226           2,963
   Medco Health Solutions*                               18,996           1,926
   Medtronic                                             20,000           1,005
   Merck                                                634,415          36,866
   Millennium Pharmaceuticals*                           38,950             583
   Millipore*                                               700              51
   Mylan Laboratories (B)                                 9,900             139
   OSI Pharmaceuticals (B)*                              14,400             699
   Patterson (B)*                                         2,100              71
   PDL BioPharma*                                         2,150              38
   PerkinElmer                                           11,950             311


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Tax-Managed Large Cap Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Pfizer                                             1,564,633   $      35,564
   Pharmaceutical Product Development                     4,300             174
   PharMerica (B)*                                        1,320              18
   Possis Medical*                                        3,800              55
   Quest Diagnostics                                      2,400             127
   Quidel*                                               17,000             331
   Resmed*                                                1,200              63
   Schering-Plough                                      342,531           9,125
   St. Jude Medical*                                    282,830          11,494
   STERIS                                                 5,400             156
   Stryker*                                             134,537          10,053
   Tenet Healthcare (B)*                                 86,900             441
   Teva Pharmaceutical
     Industries ADR (B)                                  43,910           2,041
   Thermo Fisher Scientific*                            177,566          10,242
   UnitedHealth Group                                   535,892          31,189
   Universal Health Services, Cl B                          800              41
   Valeant Pharmaceuticals
     International (B)*                                   6,000              72
   Varian Medical Systems*                                2,300             120
   Vertex Pharmaceuticals*                                4,000              93
   Waters*                                               11,500             909
   Watson Pharmaceuticals*                                1,550              42
   Wellpoint*                                            93,348           8,189
   Wyeth                                                157,872           6,976
   Zimmer Holdings*                                     199,300          13,184
                                                                  --------------
                                                                        351,086
                                                                  --------------

INDUSTRIALS -- 8.3%
   3M                                                    52,600           4,435
   ACCO Brands*                                             482               8
   Administaff                                            7,900             223
   AGCO (B)*                                              2,600             177
   Alliant Techsystems (B)*                               1,300             148
   Allied Waste Industries*                              76,354             841
   American Reprographics (B)*                            6,300             104
   Apogee Enterprises                                     3,500              60
   Avery Dennison                                           700              37
   Avis Budget Group*                                     5,200              68
   Boeing                                                70,603           6,175
   Brink's                                                  650              39
   Burlington Northern Santa Fe                          12,900           1,074
   Caterpillar                                           78,800           5,718
   CH Robinson Worldwide                                  3,200             173
   ChoicePoint*                                           1,300              47
   Cintas                                                 3,400             114
   Continental Airlines, Cl B*                            2,450              54
   Cooper Industries, Cl A                                1,400              74
   Covanta Holding*                                       1,150              32
   CRA International*                                     3,100             148
   Crane                                                    850              36
   CSX                                                   52,200           2,296
   Cummins                                               46,500           5,923
   Danaher (B)                                           14,100           1,237
   Deere                                                 19,900           1,853
   Delta Air Lines*                                       7,100             106
   Dover                                                  3,050             141
   DRS Technologies                                       1,050              57
   Dun & Bradstreet                                      18,400           1,631
   Eaton                                                 57,200           5,546
   Emerson Electric                                     233,700          13,241
   EnPro Industries*                                      2,100              64
   Equifax                                                7,000             255
   Expeditors International Washington                  313,400          14,003
   Fastenal (B)                                           2,800             113
   FedEx                                                 13,400           1,195
   First Solar*                                             600             160

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Flowserve                                              6,000   $         577
   Fluor                                                  6,050             882
   Foster Wheeler *                                       1,400             217
   GATX                                                   1,600              59
   General Cable*                                           900              66
   General Dynamics                                       6,200             552
   General Electric                                   1,774,322          65,774
   Goodrich                                               3,950             279
   Harsco                                                 4,600             295
   Herman Miller                                          6,450             209
   Honeywell International                               91,800           5,652
   Hubbell, Cl B                                          7,250             374
   Hudson Highland Group*                                   750               6
   IKON Office Solutions                                  5,019              65
   Illinois Tool Works (B)                               47,300           2,532
   Ingersoll-Rand, Cl A                                  99,200           4,610
   ITT                                                    4,000             264
   Jacobs Engineering Group*                              2,080             199
   JB Hunt Transport Services (B)                         1,800              50
   Joy Global                                             1,800             118
   Kansas City Southern (B)*                              2,600              89
   KBR*                                                   3,300             128
   Kimball International, Cl B                           10,600             145
   Kirby*                                                 2,100              98
   L-3 Communications Holdings                            8,000             848
   Lockheed Martin                                       58,600           6,168
   Manitowoc                                              1,300              63
   Manpower                                               8,600             489
   Masco (B)                                            195,850           4,232
   McDermott International*                               4,800             283
   Monster Worldwide (B)*                                 5,000             162
   MSC Industrial Direct, Cl A                            4,000             162
   Norfolk Southern                                      98,300           4,958
   Northrop Grumman                                     143,334          11,272
   Nuco2*                                                 2,700              67
   Oshkosh Truck                                          2,200             104
   Paccar (B)                                            15,168             826
   Pall                                                   4,750             192
   Parker Hannifin                                       97,850           7,369
   Pentair (B)                                            2,400              84
   PeopleSupport (B)*                                    11,200             153
   PHH*                                                     957              17
   Pitney Bowes                                           4,450             169
   Precision Castparts                                    1,500             208
   Quanta Services*                                       8,100             213
   Raytheon                                              25,800           1,566
   Republic Services                                      9,600             301
   Robert Half International                              5,800             157
   Rockwell Automation (B)                               27,200           1,876
   Rockwell Collins                                       7,900             569
   RR Donnelley & Sons                                   63,500           2,396
   Ryder System                                          19,800             931
   Shaw Group*                                            1,550              94
   Skywest                                                4,400             118
   Southwest Airlines (B)                                18,950             231
   SPX                                                   13,850           1,424
   Steelcase, Cl A (B)                                   39,350             624
   Stericycle (B)*                                       22,000           1,307
   Terex*                                                   850              56
   Textron                                               18,200           1,298
   Timken                                                27,500             903
   Trane                                                  3,600             168
   Trinity Industries                                     3,800             105
   Tyco International                                     3,900             155
   UAL (B)*                                                 900              32
   Union Pacific                                          8,500           1,068
   United Parcel Service, Cl B                          233,400          16,506


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Tax-Managed Large Cap Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   United Rentals*                                        4,550   $          84
   United Technologies                                  177,662          13,598
   URS*                                                     900              49
   US Airways Group*                                      6,800             100
   USG (B)*                                               1,400              50
   UTi Worldwide                                          2,400              47
   Viad                                                     850              27
   Volt Information Sciences*                             5,700             104
   Waste Management                                      21,200             693
   WW Grainger                                            4,800             420
                                                                  --------------
                                                                        235,942
                                                                  --------------

INFORMATION TECHNOLOGY -- 18.3%
   3Com*                                                  6,400              29
   Accenture, Cl A (B)                                    4,100             148
   Activision*                                            1,800              53
   ADC Telecommunications*                                3,200              50
   Adobe Systems*                                        51,012           2,180
   Advanced Micro Devices (B)*                            7,950              60
   Advent Software (B)*                                   5,200             281
   Affiliated Computer Services, Cl A*                    2,100              95
   Agilent Technologies*                                 27,700           1,018
   Akamai Technologies (B)*                               6,400             221
   Altera (B)                                             6,400             124
   Amkor Technology (B)*                                 16,800             143
   Amphenol, Cl A                                         2,200             102
   Analog Devices                                        11,050             350
   Ansoft*                                                1,100              28
   Apple*                                               194,500          38,527
   Applied Materials                                    102,008           1,812
   Arrow Electronics*                                    44,500           1,748
   Autodesk*                                              4,100             204
   Automatic Data Processing                             41,200           1,835
   Avnet (B)*                                            39,000           1,364
   Avocent*                                               2,400              56
   AVX                                                    9,900             133
   BEA Systems (B)*                                       9,850             155
   BMC Software*                                         14,400             513
   Broadcom, Cl A*                                        6,450             169
   Broadridge Financial Solutions                         3,275              73
   CA (B)                                                23,568             588
   Cadence Design Systems (B)*                           47,100             801
   Check Point Software Technologies*                    75,900           1,667
   Ciena*                                                 1,500              51
   Cisco Systems*                                       809,883          21,924
   Citrix Systems*                                       31,300           1,190
   Cognizant Technology
     Solutions, Cl A*                                     8,912             303
   CommScope*                                               292              14
   Computer Sciences*                                    40,200           1,989
   Compuware (B)*                                        44,362             394
   Corning                                               25,700             617
   CSG Systems International (B)*                         8,100             119
   Cypress Semiconductor (B)*                             6,250             225
   Dell*                                                141,900           3,478
   Diebold                                                2,900              84
   Dolby Laboratories, Cl A*                              4,600             229
   DST Systems (B)*                                         850              70
   eBay*                                                630,934          20,941
   Electronic Arts (B)*                                 226,082          13,205
   Electronic Data Systems                               52,900           1,097
   EMC*                                                 203,500           3,771
   F5 Networks*                                           2,100              60
   Fair Isaac                                            23,725             763
   Fairchild Semiconductor International*                 1,700              25
   Fidelity National Information Services                 5,129             213
   Fiserv*                                                4,250             236

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Flextronics International *                            7,800   $          94
   Global Payments                                        4,000             186
   Google, Cl A*                                         90,135          62,327
   Harris                                                 6,000             376
   Hewitt Associates, Cl A*                              41,400           1,585
   Hewlett-Packard                                      376,438          19,003
   Ingram Micro, Cl A*                                   86,400           1,559
   Integrated Device Technology*                          9,200             104
   Intel                                                805,416          21,472
   International Business Machines (B)                  159,576          17,250
   International Rectifier*                                 950              32
   Intersil, Cl A                                         2,750              67
   Intuit*                                              614,700          19,431
   Iron Mountain*                                         4,725             175
   Jabil Circuit                                         10,450             160
   Juniper Networks (B)*                                102,150           3,391
   Kemet*                                                 6,000              40
   Kla-Tencor                                             2,600             125
   Lam Research (B)*                                      2,600             112
   Lexmark International, Cl A*                          33,600           1,171
   Linear Technology (B)                                155,771           4,958
   LSI Logic (B)*                                         6,906              37
   Manhattan Associates*                                  1,400              37
   Mastercard, Cl A (B)                                  41,700           8,974
   McAfee*                                                4,400             165
   MEMC Electronic Materials*                             1,700             150
   Metavante Technologies*                                1,533              36
   Mettler Toledo International*                          2,600             296
   Microchip Technology (B)                               3,650             115
   Microsoft                                            820,748          29,219
   MKS Instruments*                                       1,750              34
   Molex                                                    700              19
   MoneyGram International                                1,500              23
   Motorola                                             193,750           3,108
   National Semiconductor (B)                            24,800             562
   NAVTEQ*                                                2,150             163
   Network Appliance*                                    38,300             956
   Novell*                                                3,500              24
   Novellus Systems*                                      5,300             146
   Nvidia*                                              105,350           3,584
   Oracle*                                              157,785           3,563
   Paychex (B)                                          403,680          14,621
   Perot Systems, Cl A*                                   6,700              90
   PMC - Sierra (B)*                                      8,950              59
   Polycom (B)*                                          11,200             311
   QLogic*                                                4,300              61
   Qualcomm                                           1,089,362          42,866
   Red Hat (B)*                                           3,800              79
   Research In Motion (Canada) (B)*                     364,610          41,347
   Salesforce.com*                                        1,500              94
   SanDisk (B)*                                         238,150           7,899
   Sanmina-SCI (B)*                                     147,400             268
   Seagate Technology (B)                               964,600          24,597
   Semtech*                                              11,350             176
   Sigma Designs (B)*                                    19,100           1,054
   Silicon Laboratories*                                    800              30
   Sun Microsystems*                                    436,700           7,917
   Sybase (B)*                                            1,200              31
   Symantec (B)*                                        205,327           3,314
   Synopsys*                                              2,789              72
   Tech Data*                                            15,593             588
   Teradata*                                            460,000          12,609
   Teradyne*                                              9,400              97
   Texas Instruments                                     43,300           1,446
   Tyco Electronics                                       2,800             104
   Varian Semiconductor
     Equipment Associates*                                7,950             294


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Tax-Managed Large Cap Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Verigy *                                                 863   $          23
   VeriSign (B)*                                          7,450             280
   Vishay Intertechnology (B)*                           81,300             928
   Western Digital*                                      35,400           1,069
   Western Union                                        632,181          15,349
   Xerox*                                               247,700           4,010
   Xilinx                                                11,000             241
   Yahoo! (B)*                                          200,923           4,673
   Zebra Technologies, Cl A*                                450              16
   Zoran*                                                28,300             637
                                                                  --------------
                                                                        517,604
                                                                  --------------

MATERIALS -- 3.2%
   Air Products & Chemicals                               9,900             976
   AK Steel Holding*                                      2,000              92
   Alcoa (B)                                            198,200           7,244
   Allegheny Technologies                                 2,855             247
   Ashland                                               17,700             840
   Ball                                                   4,400             198
   Carpenter Technology                                  23,700           1,782
   Crown Holdings*                                        3,000              77
   Dow Chemical                                         211,900           8,353
   Eagle Materials (B)                                   16,906             600
   Eastman Chemical (B)                                  37,300           2,279
   Ecolab                                                11,200             574
   EI Du Pont de Nemours                                215,500           9,501
   Freeport-McMoRan
     Copper & Gold, Cl B (B)                              8,910             913
   HB Fuller                                              1,900              43
   Hercules                                               3,250              63
   Huntsman                                               1,600              41
   International Flavors & Fragrances                     3,100             149
   International Paper                                  160,800           5,207
   Lubrizol (B)                                          52,500           2,843
   Martin Marietta Materials (B)                            550              73
   MeadWestvaco                                           2,450              77
   Methanex (Canada)                                     58,300           1,609
   Monsanto                                              12,438           1,389
   Mosaic*                                                2,500             236
   Newmont Mining                                        19,500             952
   Nova Chemicals (Canada) (B)                           19,700             638
   Nucor                                                107,100           6,342
   Olin                                                  18,400             356
   OM Group (B)*                                         12,600             725
   Owens-Illinois*                                        2,750             136
   Pactiv*                                                8,000             213
   PPG Industries                                        50,200           3,526
   Praxair                                              200,800          17,813
   Reliance Steel & Aluminum                              1,200              65
   Rohm & Haas                                           35,200           1,868
   RPM International                                      3,000              61
   Sealed Air (B)                                        21,000             486
   Sigma-Aldrich                                          2,700             147
   Smurfit-Stone Container*                              49,800             526
   Sonoco Products                                       29,200             954
   Southern Copper (B)                                    1,000             105
   Steel Dynamics                                        31,700           1,888
   Temple-Inland                                          1,100              23
   Terra Industries (B)*                                  5,700             272
   Titanium Metals (B)*                                   1,450              38
   United States Steel                                   49,300           5,961
   Valspar (B)                                           30,400             685
   Vulcan Materials                                       1,804             143
   Weyerhaeuser                                           4,407             325
                                                                  --------------
                                                                         89,654
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 4.5%
   American Tower, Cl A*                                175,604   $       7,481
   AT&T                                               1,232,261          51,213
   Atlantic Tele-Network (B)                              7,000             236
   CenturyTel                                            86,100           3,570
   Citizens Communications (B)                           13,450             171
   Crown Castle International*                          531,872          22,126
   Embarq                                                20,576           1,019
   Level 3 Communications*                               31,400              95
   Qwest Communications
     International (B)*                                  52,061             365
   SBA Communications, Cl A*                              2,550              86
   Sprint Nextel                                        803,632          10,552
   Telephone & Data Systems                               2,600             163
   Telephone & Data Systems,
     Special Shares                                       2,600             150
   US Cellular*                                           6,500             547
   Verizon Communications                               616,405          26,931
   Vodafone Group ADR
     (United Kingdom)                                    22,600             843
   Windstream                                            62,223             810
                                                                  --------------
                                                                        126,358
                                                                  --------------

UTILITIES -- 2.5%
   AES*                                                  96,850           2,072
   Allegheny Energy*                                     11,900             757
   Alliant Energy                                        51,100           2,079
   Ameren (B)                                            60,000           3,253
   American Electric Power                              131,700           6,132
   Aqua America (B)                                       1,333              28
   Atmos Energy                                          28,900             810
   Centerpoint Energy                                    44,300             759
   CMS Energy (B)                                        49,700             864
   Consolidated Edison                                   18,000             879
   Constellation Energy Group                            17,300           1,774
   Dominion Resources                                    11,800             560
   DTE Energy (B)                                        96,120           4,225
   Duke Energy                                           84,444           1,703
   Dynegy, Cl A*                                          6,800              49
   Edison International                                  55,800           2,978
   Energen                                               33,300           2,139
   Energy East                                            3,050              83
   Entergy                                               45,250           5,408
   Equitable Resources                                      900              48
   Exelon                                                28,600           2,335
   FirstEnergy                                          104,700           7,574
   FPL Group                                              6,900             468
   Great Plains Energy                                    3,550             104
   Idacorp (B)                                            1,450              51
   Nicor                                                  2,350             100
   NiSource                                               3,250              61
   NRG Energy (B)*                                       45,800           1,985
   OGE Energy                                             6,100             221
   Pepco Holdings                                       111,000           3,256
   PG&E                                                  47,850           2,062
   Pinnacle West Capital (B)                             25,600           1,086
   PPL                                                    9,800             510
   Progress Energy (B)                                   19,850             961
   Public Service Enterprise Group                       49,900           4,902
   Questar                                                8,400             454
   Reliant Energy*                                       64,262           1,686
   Sempra Energy                                          7,450             461
   Sierra Pacific Resources                              41,800             710
   Southern (B)                                          13,800             535
   TECO Energy (B)                                       92,100           1,585
   Wisconsin Energy                                      18,200             887


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Tax-Managed Large Cap Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                  ($ Thousadns)        ($ Thousands)
--------------------------------------------------------------------------------
Xcel Energy (B)                                         118,800   $       2,681
                                                                  --------------
                                                                         71,275
                                                                  --------------

Total Common Stock
  (Cost $2,126,254) ($ Thousands)                                     2,748,629
                                                                  --------------

CORPORATE OBLIGATION (C) (E) -- 0.2%

FINANCIALS -- 0.2%
   SLM MTN, Ser S
     5.038%, 01/15/08                              $      5,542           5,542
                                                                  --------------
Total Corporate Obligation
   (Cost $5,542) ($ Thousands)                                            5,542
                                                                  --------------

CASH EQUIVALENTS ** -- 12.9%
   Merrill Lynch EBP Master, 3.964%                   5,244,348           5,244
   SEI Daily Income Trust, Prime
   Obligation Fund, Cl A, 4.970% ++                  65,071,347          65,071
   SEI Liquidity Fund L.P., 4.980% ++
   (C)                                              295,175,081         295,175
                                                                  --------------

Total Cash Equivalents
   (Cost $365,490) ($ Thousands)                                        365,490
                                                                  --------------

U.S. TREASURY OBLIGATIONS (A) (D) -- 0.2%
   U.S. Treasury Bill
     2.835%, 03/20/08                                       100              99
   U.S. Treasury Bill
     3.023%, 02/21/08                                     4,274           4,257
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $4,356) ($ Thousands)                                            4,356
                                                                  --------------
Total Investments -- 110.4%
   (Cost $2,501,642) ($ Thousands) @                              $   3,124,017
                                                                  ==============


A summary of the open futures contracts held by the Fund at December 31, 2007, is as follows:
-------------------------------------------------------------------------------
                                        NUMBER
                                          OF                      UNREALIZED
                                       CONTRACTS                 APPRECIATION
TYPE OF                                  LONG      EXPIRATION   (DEPRECIATION)
CONTRACT                                (SHORT)       DATE      ($ THOUSANDS)
-------------------------------------------------------------------------------
S&P 400 Index E-MINI                       79       Mar-2008            $   93
S&P 500 Composite Index                   126       Mar-2008               261
S&P 500 Composite Index                     2       Mar-2008               (24)
                                                                ---------------
                                                                        $  330
                                                                ===============

--------------------------------------------------------------------------------

Percentages are based on Net Assets of $2,829,226 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of Decemeber 31, 2007.

+     Real Estate Investment Trust.

++    Investment in Affiliated Security.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at Decemeber 31, 2007. The total value of securities on loan at Decemeber 31, 2007 was $290,235 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of Decemeber 31, 2007 was $300,717 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of Decemeber 31, 2007.

ADR -- American Depositary Receipt
Cl -- Class
L.P. -- Limited Partnership
MTN -- Medium Term Note
Ser -- Series

@ At December 31, 2007, the tax basis cost of the Fund's investments was $2,501,642 (Thousands), and the unrealized appreciation and depreciation were $704,448 (Thousands) and $(82,073) (Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 94.2%

CONSUMER DISCRETIONARY -- 10.9%
   Abercrombie & Fitch, Cl A (D)                         21,800   $       1,743
   Amazon.com*                                           18,100           1,677
   American Eagle Outfitters                              9,600             199
   Amerigon*                                              9,900             209
   AnnTaylor Stores (D)*                                 48,846           1,249
   Apollo Group, Cl A*                                    6,400             449
   Asbury Automotive Group                               19,700             296
   Autoliv                                               22,104           1,165
   Autozone*                                              4,783             574
   Best Buy (D)                                         144,044           7,584
   Big Lots (D)*                                        118,696           1,898
   BorgWarner                                             9,000             436
   Brinker International (D)                            116,594           2,281
   Cablevision Systems, Cl A (D)*                       110,559           2,709
   Cache*                                                 6,100              57
   Career Education*                                      8,500             214
   Carmax*                                                4,000              79
   Carnival                                                 300              13
   CBS, Cl B                                             38,983           1,062
   Central European
     Media Enterprises, Cl A*                             1,900             220
   Cheesecake Factory (D)*                               64,800           1,536
   Christopher & Banks                                   23,700             271
   Clear Channel Communications                          19,164             662
   Coach (D)*                                            24,995             764
   Comcast, Cl A (D)*                                   139,616           2,549
   CROCS*                                                12,100             445
   Darden Restaurants (D)                                32,900             912
   DIRECTV Group (D)*                                   302,731           6,999
   Discovery Holding, Cl A*                              46,600           1,172
   Dollar Tree Stores (D)*                               93,100           2,413
   DreamWorks Animation SKG, Cl A*                        1,900              49
   Eastman Kodak (D)                                     35,161             769
   EchoStar Communications, Cl A (D)*                    35,808           1,351
   Expedia*                                              33,477           1,059
   Family Dollar Stores                                  10,000             192
   Ford Motor (D)*                                      477,735           3,215
   GameStop, Cl A*                                       10,200             634
   Gannett                                                7,731             302
   Garmin *                                               3,400             330
   General Motors (D)                                    59,681           1,485
   Gentex (D)                                            75,500           1,342
   Genuine Parts                                          6,263             290
   Goodyear Tire & Rubber*                               25,900             731
   Group 1 Automotive                                     3,000              71
   Guess?                                                 9,600             364
   Gymboree*                                             33,500           1,020
   Hanesbrands (D)*                                      82,048           2,229
   Harley-Davidson                                       14,333             669
   Harman International Industries                        4,800             354
   Harrah's Entertainment                                10,321             916
   Hasbro (D)                                           122,042           3,122
   Home Depot (D)                                        78,200           2,107
   IAC/InterActive*                                      43,800           1,179
   Idearc                                                31,233             548
   International Game Technology                        180,000           7,907
   Interpublic Group (D)*                               375,350           3,044
   ITT Educational Services*                              7,500             640
   J Crew Group*                                         15,900             767
   Jack in the Box (D)*                                  25,100             647
   Jarden*                                                1,200              28
   JC Penney (D)                                         26,277           1,156
   John Wiley & Sons, Cl A                                2,700             116
   Johnson Controls                                      37,909           1,366

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Jones Apparel Group                                   48,100   $         769
   Kohl's*                                                3,556             163
   Lamar Advertising, Cl A                               28,435           1,367
   Liberty Global, Cl A (D)*                             92,304           3,617
   Liberty Media - Capital, Ser A*                       16,900           1,969
   Liberty Media - Interactive, Cl A*                     3,400              65
   Brands                                                26,700             505
   Magna International, Cl A (Canada)                    16,900           1,359
   Marriott International, Cl A                          56,734           1,939
   Marvel Entertainment*                                 10,500             280
   Mattel                                                60,700           1,156
   McDonald's (D)                                        95,142           5,605
   McGraw-Hill                                              348              15
   Meredith                                               2,600             143
   MGM Mirage*                                          102,900           8,646
   Mohawk Industries*                                     5,300             394
   Morgans Hotel Group*                                   8,800             170
   Newell Rubbermaid                                     12,449             322
   News, Cl A                                            62,577           1,282
   Nike, Cl B                                            30,324           1,948
   Nordstrom                                              3,200             118
   NVR*                                                   2,400           1,258
   Office Depot*                                          1,800              25
   Omnicom Group                                          9,048             430
   Orient-Express Hotels, Cl A                            1,600              92
   Panera Bread, Cl A (D)*                               28,700           1,028
   Papa John's International*                             4,700             107
   Penn National Gaming*                                 10,000             595
   Penske Auto Group (D)                                 86,873           1,517
   PetSmart                                              17,800             419
   Phillips-Van Heusen                                   26,300             969
   Polo Ralph Lauren                                      8,400             519
   RadioShack                                            24,200             408
   Regal Entertainment Group, Cl A                        6,300             114
   Rent-A-Center*                                        11,800             171
   Reuters Group ADR (United Kingdom)                    61,000           4,647
   RH Donnelley*                                         12,500             456
   Ross Stores                                            3,800              97
   Royal Caribbean Cruises                                  600              25
   Saks                                                  12,200             253
   Scientific Games, Cl A*                                2,000              67
   Service International                                 37,800             531
   Shaw Communications, Cl B
     (Canada) (D)                                        87,200           2,065
   Sherwin-Williams (D)                                  49,054           2,847
   Snap-On                                               43,489           2,098
   Sonic*                                                10,300             226
   Stamps.com*                                            2,800              34
   Stanley Works                                          5,300             257
   Staples                                              325,000           7,498
   Target                                                 4,845             242
   Thor Industries                                       35,000           1,330
   Tiffany                                                7,400             341
   Tim Hortons                                            5,387             199
   Time Warner (D)                                      300,967           4,969
   Time Warner Cable, Cl A*                              22,311             616
   TravelCenters of America LLC*                              1              --
   TRW Automotive Holdings (D)*                          86,642           1,811
   Urban Outfitters*                                      2,400              65
   Valassis Communications*                              15,500             181
   VF                                                    13,418             921
   Viacom, Cl B (D)*                                     41,300           1,814
   WABCO Holdings                                         2,700             135
   Walt Disney (D)                                      250,079           8,073
   Warnaco Group*                                        28,100             978
   Washington Post, Cl B                                    282             223
   Weight Watchers International                        129,300           5,842


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Whirlpool                                                700   $          57
   Winnebago Industries                                   9,700             204
   Wyndham Worldwide                                     67,069           1,580
   Wynn Resorts (D)*                                     12,200           1,368
   Yum! Brands (D)                                      115,210           4,409
                                                                  --------------
                                                                        177,779
                                                                  --------------

CONSUMER STAPLES -- 7.4%
   Alberto-Culver                                        12,800             314
   Altria Group (D)                                     134,748          10,184
   Anheuser-Busch (D)                                    58,824           3,079
   Archer-Daniels-Midland (D)                           135,668           6,299
   Avon Products                                         16,000             633
   Brown-Forman, Cl B                                     5,100             378
   Bunge                                                  1,900             221
   Campbell Soup                                          1,671              60
   Church & Dwight                                        7,700             416
   Clorox                                                34,100           2,222
   Coca-Cola                                             57,005           3,498
   Coca-Cola Enterprises                                 12,900             336
   Colgate-Palmolive                                     19,312           1,506
   ConAgra Foods                                         48,800           1,161
   Constellation Brands, Cl A*                           18,792             444
   Corn Products International                           39,493           1,451
   Costco Wholesale                                       4,974             347
   CVS Caremark                                          25,388           1,009
   Dean Foods                                            82,405           2,131
   Energizer Holdings*                                    8,300             931
   Estee Lauder, Cl A                                    27,300           1,191
   General Mills (D)                                     55,900           3,186
   Hansen Natural*                                        1,000              44
   Herbalife (D)                                         40,300           1,623
   HJ Heinz                                              12,874             601
   Hormel Foods                                           5,577             226
   JM Smucker                                             9,200             473
   Kellogg                                               11,775             617
   Kimberly-Clark (D)                                    40,835           2,832
   Kraft Foods, Cl A                                      4,939             161
   Kroger (D)                                           288,494           7,706
   Loews - Carolina Group                                13,250           1,130
   McCormick                                              2,653             101
   Molson Coors Brewing, Cl B                            29,300           1,512
   NBTY*                                                 27,100             743
   Pepsi Bottling Group (D)                              63,171           2,493
   PepsiAmericas                                          8,600             287
   PepsiCo (D)                                           97,247           7,381
   Procter & Gamble (D)                                 247,830          18,196
   Ralcorp Holdings*                                        800              49
   Reynolds American (D)                                 29,890           1,972
   Rite Aid (D)*                                        390,267           1,089
   Safeway (D)                                           51,906           1,776
   Sara Lee                                              13,400             215
   Smithfield Foods*                                     11,876             343
   SUPERVALU (D)                                         60,353           2,264
   SYSCO                                                115,143           3,594
   Tyson Foods, Cl A (D)                                155,929           2,390
   UST                                                    8,000             438
   Wal-Mart Stores (D)                                  226,337          10,758
   Walgreen                                             198,300           7,551
   WM Wrigley Jr                                         10,400             609
                                                                  --------------
                                                                        120,171
                                                                  --------------
ENERGY -- 10.1%
   Apache                                                 1,822             196
   Baker Hughes                                           1,930             156
   Cabot Oil & Gas                                        4,900             198

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Cameron International (D)*                            56,576   $       2,723
   Cheniere Energy*                                       5,700             186
   Chesapeake Energy (D)                                 92,700           3,634
   Chevron (D)                                          263,451          24,588
   Cimarex Energy                                        65,300           2,777
   CNX Gas*                                               3,197             102
   ConocoPhillips (D)                                   137,172          12,112
   Denbury Resources*                                     6,200             184
   Devon Energy                                           2,900             258
   Diamond Offshore Drilling                              1,800             256
   Dresser-Rand Group*                                   13,000             508
   EnCana (Canada) (D)                                   21,900           1,488
   Exxon Mobil (D)                                      503,524          47,175
   FMC Technologies*                                      4,200             238
   Forest Oil*                                            1,200              61
   Frontier Oil                                          48,500           1,968
   Frontline (D)                                         19,600             941
   Global Industries *                                   23,700             508
   Grant Prideco*                                         2,400             133
   Gulf Island Fabrication                                4,600             146
   Halliburton (D)                                      150,723           5,714
   Helmerich & Payne (D)                                 73,800           2,957
   Hess (D)                                              26,345           2,657
   Holly                                                 20,200           1,028
   Hornbeck Offshore Services (D)*                       35,900           1,614
   Marathon Oil (D)                                     144,440           8,791
   Massey Energy                                          6,400             229
   Murphy Oil (D)                                        42,907           3,640
   National Oilwell Varco*                               38,400           2,821
   Noble (D)                                             37,200           2,102
   Noble Energy                                           2,000             159
   Occidental Petroleum (D)                              50,300           3,873
   Oceaneering International*                             2,000             135
   Overseas Shipholding Group                               800              60
   Patterson-UTI Energy (D)                              75,000           1,464
   Petro-Canada (Canada) (D)                             40,000           2,145
   Plains Exploration & Production*                      26,214           1,416
   Pride International (D)*                              48,302           1,637
   Quicksilver Resources*                                 1,000              60
   Range Resources                                        3,000             154
   Schlumberger (D)                                      42,277           4,159
   SEACOR Holdings*                                      13,600           1,261
   Smith International                                    6,700             495
   Southwestern Energy*                                   6,926             386
   Sunoco (D)                                            49,700           3,600
   Superior Energy Services*                              4,100             141
   Teekay Shipping                                        4,800             255
   Tesoro                                                19,900             949
   Tidewater                                              5,500             302
   Transocean                                            11,093           1,588
   Unit*                                                  1,400              65
   Valero Energy (D)                                     75,600           5,294
   Weatherford International *                            8,657             594
   Williams                                              51,549           1,844
   XTO Energy                                             7,291             374
                                                                  --------------
                                                                        164,499
                                                                  --------------
FINANCIALS -- 13.7%
   ACE (D)                                               43,775           2,704
   Aflac                                                  8,916             558
   Alleghany*                                             1,792             720
   Allied Capital                                           292               6
   Allied World Assurance Holdings                        1,200              60
   Allstate (D)                                          82,260           4,296
   AMBAC Financial Group                                 20,100             518
   American Capital Strategies                              406              13
   American Express                                      18,379             956


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   American Financial Group (D)                          91,986   $       2,657
   American International Group                         106,450           6,206
   American National Insurance                            1,733             210
   AmeriCredit*                                          76,537             979
   Ameriprise Financial                                   4,788             264
   Annaly Capital Management+ (D)                       138,543           2,519
   AON (D)                                               57,896           2,761
   Arch Capital Group *                                   1,800             127
   Ashford Hospitality Trust+                            89,600             644
   Assurant (D)                                          32,850           2,198
   AvalonBay Communities+ (D)                            15,854           1,493
   Axis Capital Holdings                                 79,700           3,106
   Bank of America (D)                                  173,736           7,168
   Bank of New York Mellon (D)                           73,549           3,586
   BB&T                                                  12,539             385
   BlackRock (D)                                         14,078           3,052
   BOK Financial                                          7,422             384
   Boston Properties+                                    17,424           1,600
   Brandywine Realty Trust+ (D)                          60,100           1,078
   BRE Properties, Cl A+                                 11,192             454
   Capital One Financial (D)                             48,013           2,269
   CB Richard Ellis Group, Cl A*                          6,854             148
   CBL & Associates Properties+                          12,200             292
   Charles Schwab (D)                                   258,308           6,600
   Chubb (D)                                             74,918           4,089
   CIT Group                                             27,164             653
   Citigroup (D)                                        262,934           7,741
   City National                                          1,900             113
   CME Group (D)                                         15,971          10,956
   Colonial BancGroup                                     7,500             102
   Colonial Properties Trust+                             1,000              23
   Comerica (D)                                          42,345           1,843
   Credicorp (D)                                         21,700           1,656
   Crystal River Capital+                                 4,100              59
   Discover Financial Services                           10,481             158
   Eaton Vance (D)                                       45,100           2,048
   Endurance Specialty Holdings                          17,600             734
   Everest Re Group (D)                                  18,700           1,877
   Fairfax Financial
     Holdings (Canada)                                    6,400           1,831
   Fannie Mae                                             9,947             398
   Federated Investors, Cl B                             22,300             918
   Fidelity National Financial, Cl A                      3,220              47
   First American                                        10,900             372
   First Citizens BancShares, Cl A                        2,179             318
   Forest City Enterprises, Cl A                         10,630             472
   Forestar Real Estate Group*                            6,467             153
   Franklin Resources (D)                                42,530           4,867
   General Growth Properties+ (D)                        32,000           1,318
   Genworth Financial, Cl A                               9,700             247
   GLG Partners*                                          9,102             124
   Goldman Sachs Group (D)                               35,524           7,639
   Guaranty Financial Group*                              6,467             103
   Hanover Insurance Group (D)                           24,200           1,108
   Hartford Financial Services Group (D)                 25,169           2,195
   Hospitality Properties Trust+                          9,487             306
   Host Hotels & Resorts+                                27,948             476
   Hudson City Bancorp (D)                              107,500           1,615
   Huntington Bancshares                                 61,100             902
   IntercontinentalExchange*                             62,800          12,089
   Invesco                                               15,873             498
   Investment Technology Group*                          11,191             533
   iStar Financial+ (D)                                  42,000           1,094
   Janus Capital Group (D)                              130,456           4,285
   Jones Lang LaSalle (D)                                34,391           2,447
   JPMorgan Chase (D)                                   428,223          18,692
   Keycorp (D)                                           78,001           1,829

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Kilroy Realty+                                         2,328   $         128
   Lazard, Cl A                                          19,800             805
   Lehman Brothers Holdings (D)                           4,376             286
   Leucadia National                                     15,600             735
   Loews (D)                                            166,728           8,393
   Markel*                                                  994             488
   Marsh & McLennan                                      11,497             304
   MBIA (D)                                              15,100             281
   Merrill Lynch (D)                                     38,180           2,050
   MetLife (D)                                           42,348           2,609
   MF Global *                                           29,300             922
   Montpelier Re Holdings                                23,800             405
   Moody's                                               20,800             743
   Morgan Stanley (D)                                    76,774           4,077
   Nationwide Financial Services, Cl A                    3,400             153
   New York Community Bancorp                            15,300             269
   Northern Trust                                        27,083           2,074
   NorthStar Realty Finance+                            112,800           1,006
   PartnerRe                                             36,435           3,007
   Platinum Underwriters Holdings                         2,300              82
   PNC Financial Services Group                           1,846             121
   Popular                                               51,900             550
   Prudential Financial                                  12,062           1,122
   Rayonier+ (D)                                         48,341           2,284
   Regions Financial                                     22,797             539
   Safeco                                                33,689           1,876
   SL Green Realty+                                       1,457             136
   SLM                                                    9,500             191
   State Street                                           4,094             332
   SunTrust Banks (D)                                    34,021           2,126
   T Rowe Price Group                                       254              15
   TD Ameritrade Holding (D)*                            92,837           1,862
   TFS Financial*                                        39,604             473
   Torchmark                                              2,671             162
   Transatlantic Holdings (D)                            15,310           1,113
   Travelers (D)                                        205,482          11,055
   UnionBanCal                                           31,800           1,555
   Unum Group                                            14,200             338
   US Bancorp                                            12,304             391
   Wachovia (D)                                          66,181           2,517
   Washington Federal                                     2,800              59
   Washington Mutual (D)                                 67,900             924
   Wells Fargo (D)                                      118,012           3,563
   White Mountains Insurance Group                        1,048             539
   Whitney Holding                                        3,300              86
   XL Capital, Cl A (D)                                  22,356           1,125
                                                                  --------------
                                                                        222,810
                                                                  --------------
HEALTH CARE -- 12.3%
   Abbott Laboratories (D)                               44,975           2,525
   Abraxis Bioscience*                                      228              16
   Aetna (D)                                             46,910           2,708
   Allergan                                             141,794           9,109
   AmerisourceBergen (D)                                147,470           6,617
   Amgen (D)*                                           113,534           5,273
   Amylin Pharmaceuticals*                                1,700              63
   APP Pharmaceuticals*                                     914               9
   Applera -- Applied Biosystems Group                   61,181           2,075
   Aspect Medical Systems*                                3,000              42
   Baxter International (D)                              66,585           3,865
   Beckman Coulter                                        1,900             138
   Becton Dickinson (D)                                  28,948           2,419
   Biogen Idec (D)*                                      17,200             979
   Biovail (Canada) (D)                                  36,700             494
   Bristol-Myers Squibb                                  74,510           1,976
   Cardinal Health (D)                                  121,660           7,026
   Celgene*                                              11,506             532


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Cerner*                                                6,700   $         378
   Charles River
     Laboratories International*                          9,900             651
   Chemed                                                11,400             637
   Cigna (D)                                            144,399           7,759
   Covance (D)*                                          20,900           1,810
   Coventry Health Care*                                  4,908             291
   Covidien                                               5,700             252
   CR Bard                                                  600              57
   Cubist Pharmaceuticals*                               42,200             866
   Cutera*                                               15,200             239
   Dentsply International                                 4,100             185
   Edwards Lifesciences*                                 11,822             544
   Eli Lilly (D)                                         51,789           2,765
   Endo Pharmaceuticals Holdings*                        28,800             768
   Express Scripts (D)*                                  74,001           5,402
   Forest Laboratories*                                   3,100             113
   Gen-Probe*                                             3,100             195
   Genentech (D)*                                       184,923          12,403
   Gilead Sciences (D)*                                  76,900           3,538
   Health Net (D)*                                       94,491           4,564
   Henry Schein*                                            900              55
   Hillenbrand Industries                                 6,431             358
   HLTH*                                                 91,676           1,228
   Hospira*                                               1,300              55
   Humana (D)*                                           48,555           3,657
   Idexx Laboratories (D)*                               28,100           1,648
   IMS Health                                             2,600              60
   Intuitive Surgical (D)*                                7,900           2,564
   Invitrogen (D)*                                       40,600           3,792
   Johnson & Johnson (D)                                150,775          10,057
   Kinetic Concepts*                                      8,400             450
   King Pharmaceuticals*                                 99,298           1,017
   Laboratory of America Holdings*                        4,105             310
   McKesson (D)                                          86,308           5,654
   Medco Health Solutions (D)*                           97,888           9,926
   Medtronic (D)                                         68,292           3,433
   Mentor (D)                                            32,700           1,279
   Merck (D)                                             84,436           4,907
   Millennium Pharmaceuticals*                          121,859           1,825
   OSI Pharmaceuticals*                                  29,400           1,426
   PDL BioPharma*                                        61,800           1,083
   Pediatrix Medical Group*                               1,000              68
   PerkinElmer                                           43,915           1,143
   Pfizer (D)                                           610,886          13,885
   Pharmaceutical Product Development                     3,100             125
   Possis Medical*                                        3,800              55
   Quest Diagnostics                                      4,800             254
   Quidel*                                               41,700             812
   Respironics*                                             800              52
   Schering-Plough                                       89,722           2,390
   Sierra Health Services*                               16,939             711
   Spectranetics*                                         7,500             115
   St. Jude Medical*                                      5,400             219
   Stryker*                                              15,468           1,156
   Tenet Healthcare*                                     30,192             153
   Thermo Fisher Scientific*                             21,512           1,241
   UnitedHealth Group (D)                               282,972          16,469
   Universal Health Services, Cl B                        1,300              67
   VCA Antech*                                            9,400             416
   Warner Chilcott, Cl A*                                 9,800             174
   Waters (D)*                                           27,963           2,211
   Watson Pharmaceuticals*                                3,400              92
   WellCare Health Plans*                                 2,100              89
   Wellpoint (D)*                                        65,657           5,760
   Wyeth (D)                                             55,156           2,437

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Zimmer Holdings*                                     103,700   $       6,860
                                                                  --------------
                                                                        201,021
                                                                  --------------
INDUSTRIALS -- 11.4%
   3M (D)                                                23,145           1,952
   Acuity Brands                                          8,100             365
   Administaff                                                              223
   AGCO*                                                 33,900           2,305
   Aircastle                                              2,000              53
   Alexander & Baldwin                                    1,577              81
   Alliant Techsystems*                                   3,600             410
   Allied Waste Industries*                             175,914           1,939
   Ametek                                                 1,500              70
   AMR (D)*                                              21,815             306
   Apogee Enterprises                                     9,100             156
   Armstrong World Industries*                           14,390             577
   Avis Budget Group*                                     6,300              82
   BE Aerospace*                                          6,800             360
   Boeing (D)                                           152,051          13,298
   Burlington Northern Santa Fe                           1,128              94
   Carlisle                                              25,944             961
   Caterpillar (D)                                       43,100           3,127
   CH Robinson Worldwide (D)                             41,540           2,248
   Con-way                                                4,500             187
   Cooper Industries, Cl A                                4,600             243
   Copart*                                               20,800             885
   Corporate Executive Board                             13,800             829
   Corrections of America*                               15,600             460
   CRA International*                                     3,000             143
   Crane                                                  2,800             120
   CSX                                                   20,842             917
   Cummins (D)                                           36,500           4,649
   Danaher                                                  845              74
   Deere                                                  9,800             913
   Delta Air Lines*                                     123,285           1,836
   Donaldson                                                470              22
   Dun & Bradstreet                                       3,874             343
   Eaton (D)                                             30,700           2,976
   Emerson Electric                                       3,418             194
   Expeditors International Washington                  155,000           6,925
   Fastenal                                               5,500             222
   FedEx (D)                                             52,589           4,689
   First Solar*                                           7,700           2,057
   Flowserve (D)                                         25,088           2,413
   Fluor (D)                                             22,080           3,217
   Foster Wheeler *                                       4,000             620
   Gardner Denver*                                       14,200             469
   GATX                                                   1,572              58
   General Cable*                                         4,761             349
   General Dynamics                                       6,682             595
   General Electric (D)                                 717,922          26,613
   Goodrich (D)                                          35,700           2,521
   Granite Construction                                   1,400              51
   Harsco                                                14,253             913
   Hertz Global Holdings*                                27,432             436
   Honeywell International (D)                          101,069           6,223
   Hubbell, Cl B                                         25,000           1,290
   IDEX                                                   2,000              72
   Illinois Tool Works                                    4,700             252
   Ingersoll-Rand, Cl A (D)                              48,600           2,258
   ITT                                                    7,518             496
   Jacobs Engineering Group (D)*                         47,793           4,569
   JB Hunt Transport Services                            11,400             314
   Kansas City Southern*                                    900              31
   KBR*                                                  47,039           1,825
   Kennametal                                             6,200             235
   Kimball International, Cl B                            9,000             123


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Kirby*                                                   315   $          15
   L-3 Communications Holdings (D)                       20,300           2,151
   Lennox International                                  25,109           1,040
   Lockheed Martin (D)                                   60,772           6,397
   Manitowoc                                              5,900             288
   Manpower                                              31,398           1,787
   Masco (D)                                             87,400           1,889
   McDermott International*                               2,600             153
   MSC Industrial Direct, Cl A                           23,000             931
   Northrop Grumman (D)                                  61,783           4,859
   Northwest Airlines*                                   38,663             561
   Nuco2*                                                 4,600             115
   Oshkosh Truck                                          4,600             217
   Owens Corning*                                        52,334           1,058
   Paccar                                                10,988             599
   Pall                                                  14,400             581
   Parker Hannifin (D)                                   36,039           2,714
   Pentair                                                7,200             251
   PeopleSupport*                                        13,400             183
   Polypore International*                                2,600              46
   Precision Castparts                                   18,180           2,522
   Quanta Services*                                      16,900             443
   Raytheon (D)                                          72,201           4,383
   Republic Services                                     30,700             962
   Robert Half International                             65,600           1,774
   Rockwell Automation (D)                               27,700           1,910
   Rockwell Collins                                       1,154              83
   Roper Industries                                       1,438              90
   RR Donnelley & Sons (D)                               25,868             976
   Ryder System (D)                                      31,591           1,485
   Shaw Group*                                           12,500             755
   Spirit Aerosystems Holdings, Cl A*                       917              32
   SPX                                                    5,194             534
   Steelcase, Cl A                                      111,110           1,763
   Stericycle (D)*                                       35,070           2,083
   Sunpower, Cl A*                                        1,000             130
   Teleflex                                               3,300             208
   Terex*                                                16,198           1,062
   Textron                                                4,400             314
   Thomas & Betts (D)*                                   27,700           1,358
   Timken (D)                                            69,930           2,297
   Toro                                                   5,800             316
   Trane                                                  2,400             112
   Trinity Industries                                    32,500             902
   TrueBlue*                                             32,800             475
   Tyco International                                    14,600             579
   UAL*                                                     800              29
   Union Pacific                                         20,839           2,618
   United Parcel Service, Cl B                          148,253          10,484
   United Rentals*                                        8,300             152
   United Technologies                                    8,604             659
   URS*                                                  36,994           2,010
   Waste Management                                      31,000           1,013
   WESCO International*                                  18,597             737
   WW Grainger (D)                                       28,382           2,484
                                                                  --------------
                                                                        186,803
                                                                  --------------
INFORMATION TECHNOLOGY -- 18.2%
   Accenture, Cl A                                       45,377           1,635
   Activision*                                            7,400             220
   ADC Telecommunications*                               10,200             159
   Adobe Systems*                                         2,300              98
   Advent Software*                                       5,800             314
   Agilent Technologies (D)*                             52,345           1,923
   Alliance Data Systems*                                 6,600             495
   Altera                                                 3,100              60
   Amdocs (D)*                                           52,409           1,807

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Analog Devices                                         9,700   $         307
   Anaren*                                                4,400              73
   Apple*                                                47,848           9,478
   Applied Materials (D)                                 49,595             881
   Arrow Electronics (D)*                                98,611           3,873
   Atmel*                                               270,560           1,169
   Autodesk*                                              2,300             114
   Automatic Data Processing (D)                         83,701           3,727
   Avnet (D)*                                            75,323           2,634
   AVX                                                   13,741             184
   BMC Software*                                         34,395           1,226
   Broadcom, Cl A*                                       45,931           1,201
   Brocade Communications Systems*                       86,800             637
   Cadence Design Systems (D)*                           85,052           1,447
   Check Point Software Technologies (D)*                74,900           1,645
   Ciena*                                                25,100             856
   Cisco Systems (D)*                                   334,712           9,061
   Citrix Systems*                                        1,800              68
   Cognos (Canada) (D)*                                  41,100           2,366
   CommScope*                                            12,700             625
   Computer Sciences (D)*                                64,451           3,188
   Compuware (D)*                                       199,800           1,774
   Convergys*                                            34,210             563
   Corning                                                7,000             168
   Cree*                                                  2,800              77
   Cypress Semiconductor*                                 6,900             249
   Dell*                                                 12,949             317
   Diebold                                                7,900             229
   DST Systems*                                           4,021             332
   Earthlink*                                            34,400             243
   eBay (D)*                                            401,044          13,311
   Electronic Data Systems (D)                          128,742           2,669
   EMC*                                                  45,100             836
   F5 Networks*                                           3,300              94
   Factset Research Systems                              13,900             774
   Fair Isaac (D)                                        19,700             633
   Fairchild Semiconductor
     International (D)*                                 145,965           2,106
   Fidelity National Information Services                15,846             659
   Global Payments (D)                                   42,900           1,996
   Google, Cl A (D)*                                     32,315          22,345
   Harris (D)                                            27,123           1,700
   Hewitt Associates, Cl A*                              60,000           2,297
   Hewlett-Packard (D)                                  354,549          17,898
   Ingram Micro, Cl A (D)*                               97,854           1,765
   Integrated Device Technology*                        120,600           1,364
   Intel (D)                                            175,933           4,690
   International Business Machines (D)                   93,428          10,100
   Intersil, Cl A (D)                                    61,600           1,508
   Intuit (D)*                                          342,600          10,830
   Jabil Circuit                                        141,511           2,161
   JDS Uniphase*                                         19,919             265
   Juniper Networks (D)*                                132,600           4,402
   Kla-Tencor                                               700              34
   Lam Research (D)*                                     57,700           2,494
   Lexmark International, Cl A*                          22,000             767
   Linear Technology                                     39,500           1,257
   Mastercard, Cl A                                      28,700           6,176
   McAfee*                                               15,300             574
   MEMC Electronic Materials*                             6,474             573
   Mettler Toledo International*                          8,662             986
   Microchip Technology                                   3,500             110
   Microsoft (D)                                        584,907          20,823
   MoneyGram International                               76,904           1,182
   Motorola (D)                                         154,885           2,484
   National Instruments                                   3,000             100
   NAVTEQ*                                                5,500             416


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   NCR (D)*                                              71,543   $       1,796
   Network Appliance (D)*                                61,600           1,538
   NeuStar, Cl A*                                        12,016             345
   Nvidia*                                               52,800           1,796
   Oracle (D)*                                          212,708           4,803
   Paychex                                              150,000           5,433
   Pericom Semiconductor*                                 4,500              84
   QLogic*                                               67,700             961
   Qualcomm (D)                                         345,300          13,588
   Red Hat*                                               9,600             200
   Research In Motion (Canada)*                          96,000          10,886
   SanDisk*                                             115,300           3,824
   Seagate Technology (D)                               497,000          12,673
   Semtech*                                               2,300              36
   Silicon Laboratories (D)*                             43,000           1,609
   SPSS*                                                  2,300              83
   Sun Microsystems*                                    396,147           7,182
   SYKES Enterprises*                                    20,800             374
   Symantec (D)*                                        207,656           3,352
   Synopsys*                                             35,768             927
   Tech Data (D)*                                        79,683           3,006
   Teradata*                                            257,917           7,070
   Texas Instruments (D)                                257,325           8,595
   Trimble Navigation *                                   5,700             172
   Tyco Electronics                                       5,500             204
   Unisys (D)*                                          290,304           1,373
   Varian Semiconductor
     Equipment Associates (D)*                           41,400           1,532
   VeriFone Holdings*                                       600              14
   VeriSign*                                              8,405             316
   Vignette*                                             10,700             156
   Vishay Intertechnology*                               88,957           1,015
   VMware, Cl A*                                            600              51
   WebMD Health, Cl A*                                    5,476             225
   Western Union                                         22,198             539
   Xerox (D)*                                           147,208           2,383
   Zebra Technologies, Cl A (D)*                         29,500           1,024
   Zoran*                                                26,300             592
                                                                  --------------
                                                                        297,559
                                                                  --------------
MATERIALS -- 4.0%
   Air Products & Chemicals                               2,800             276
   Airgas                                                20,206           1,053
   AK Steel Holding*                                     14,900             689
   Albemarle                                              2,400              99
   Alcoa (D)                                             64,357           2,352
   Allegheny Technologies                                 5,200             449
   Ashland                                               89,948           4,266
   Ball                                                  20,600             927
   Cabot                                                 18,391             613
   Carpenter Technology                                  27,400           2,060
   Celanese, Ser A                                       20,300             859
   Cleveland-Cliffs                                       3,900             393
   Commercial Metals                                      8,900             262
   Crown Holdings (D)*                                  118,785           3,047
   Cytec Industries                                       1,000              62
   Domtar (Canada)                                       29,100             224
   Dow Chemical (D)                                      67,000           2,641
   Eastman Chemical                                       8,100             495
   Ecolab                                                17,600             901
   EI Du Pont de Nemours                                 10,400             459
   FMC                                                    1,600              87
   Freeport-McMoRan
     Copper & Gold, Cl B                                  1,550             159
   Huntsman                                               7,600             195
   International Flavors & Fragrances                     9,000             433
   International Paper (D)                               87,447           2,832

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Lubrizol                                              21,300   $       1,154
   Martin Marietta Materials                              6,700             888
   MeadWestvaco                                           2,100              66
   Methanex (Canada) (D)                                 41,100           1,134
   Monsanto (D)                                          21,898           2,446
   Mosaic*                                               10,600           1,000
   Nalco Holding                                         50,322           1,217
   Newmont Mining                                        41,275           2,015
   Nova Chemicals (Canada) (D)                           40,700           1,319
   Nucor (D)                                             42,500           2,517
   Olin                                                  30,200             584
   Owens-Illinois*                                       27,307           1,352
   Packaging of America                                   2,200              62
   Pactiv*                                               69,680           1,856
   PPG Industries                                        13,853             973
   Praxair                                               95,715           8,491
   Reliance Steel & Aluminum                              6,300             341
   Rohm & Haas                                           46,056           2,444
   Sealed Air                                            36,366             841
   Smurfit-Stone Container (D)*                         108,978           1,151
   Sonoco Products                                        3,977             130
   Southern Copper (D)                                   24,900           2,618
   Steel Dynamics                                         2,000             119
   Temple-Inland                                         19,400             404
   Terra Industries*                                     24,100           1,151
   United States Steel (D)                               11,300           1,366
   Valspar                                               21,600             487
   Vulcan Materials                                       7,336             580
   Weyerhaeuser                                           6,100             450
                                                                  --------------
                                                                         64,989
                                                                  --------------

TELECOMMUNICATION SERVICES -- 3.4%
   American Tower, Cl A*                                 31,138           1,326
   AT&T (D)                                             535,323          22,248
   Bell Aliant Regional Communications
     Income Fund (Canada)                                 2,066              62
   CenturyTel (D)                                        42,894           1,778
   Citizens Communications                               27,611             351
   Crown Castle International*                          166,200           6,914
   Embarq                                                10,322             511
   Leap Wireless International*                           2,500             117
   Qwest Communications International*                  286,314           2,007
   Rogers Communications, Cl B
     (Canada) (D)                                        30,200           1,367
   Sprint Nextel (D)                                    274,987           3,611
   Telephone & Data Systems                              12,000             751
   US Cellular (D)*                                      36,548           3,074
   Verizon Communications (D)                           208,432           9,106
   Windstream (D)                                       138,252           1,800
                                                                  --------------
                                                                         55,023
                                                                  --------------

UTILITIES -- 2.8%
   AES*                                                  63,616           1,361
   AGL Resources                                         13,700             516
   Allegheny Energy*                                      2,221             141
   Alliant Energy                                        35,838           1,458
   American Electric Power                               29,900           1,392
   Atmos Energy                                          20,200             566
   Centerpoint Energy                                    49,200             843
   CMS Energy                                           145,189           2,523
   Consolidated Edison (D)                               38,300           1,871
   Constellation Energy Group                            11,200           1,148
   Dominion Resources                                    22,833           1,083
   DTE Energy                                             2,100              92
   Duke Energy                                           69,900           1,410
   Dynegy, Cl A*                                         51,600             368


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                          Shares/Contracts/Face   Market Value
Description                                Amount ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Edison International (D)                              75,700   $       4,040
   Energen (D)                                           20,700           1,330
   Energy East                                            5,300             144
   Entergy                                                9,700           1,159
   Equitable Resources                                   14,300             762
   Exelon                                                 5,174             422
   FirstEnergy (D)                                       29,465           2,132
   FPL Group                                             25,500           1,728
   Hawaiian Electric Industries                          10,950             249
   MDU Resources Group                                    1,070              30
   Mirant*                                               28,900           1,127
   National Fuel Gas                                      4,600             215
   NiSource                                              10,000             189
   Northeast Utilities                                   18,400             576
   NRG Energy*                                           34,400           1,491
   Oneok                                                 12,200             546
   Pepco Holdings                                         5,300             156
   PG&E (D)                                              44,036           1,898
   PPL                                                   23,962           1,248
   Progress Energy                                       17,900             867
   Public Service Enterprise Group (D)                   37,051           3,640
   Questar                                                2,100             114
   Reliant Energy*                                      175,321           4,600
   Sempra Energy                                          7,192             445
   Sierra Pacific Resources                              68,200           1,158
   Southern                                               1,727              67
   Southern Union                                        18,492             543
   UGI                                                   20,100             548
   Xcel Energy                                            9,571             216
                                                                  --------------
                                                                         46,412
                                                                  --------------

Total Common Stock
   (Cost $1,440,300) ($ Thousands)                                    1,537,066
                                                                  --------------
PURCHASED OPTIONS -- 0.0%
   June 2008 U.S. Ten Year Treasury
     Call, Expires 06/16/08,
     Strike Price: $95.00*                                   43             135
                                                                  --------------
Total Purchased Options
   (Cost $18) ($ Thousands)                                                 135
                                                                  --------------
ASSET-BACKED SECURITIES -- 4.4%

MORTGAGE RELATED SECURITIES -- 1.8%
   ABSC NIM Trust, Ser 2005-HE6,
     Cl A1 (E)
     5.050%, 08/27/35                             $          29              21
   Ace Securities, Ser 2003-OP1,
     Cl M1 (C)
     5.565%, 01/26/08                                       500             486
   Ace Securities, Ser 2005-HE7,
     Cl A2D (C)
     5.119%, 01/25/08                                       800             763
   Aegis Asset-Backed Securities
     Trust, Ser 2003-3, Cl M1 (C)
     5.489%, 01/25/08                                        38              36
   Ameriquest Mortgage Securities,
     Ser 2003-2, Cl M1 (C)
     6.215%, 01/25/08                                       427             381
   Argent Securities, Ser 2003-W5,
     Cl M1 (C)
     5.565%, 01/25/08                                       250             229

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Argent Securities, Ser 2003-W9,
     Cl M1 (C)
     5.555%, 01/26/08                             $         343   $         340
   Asset-Backed Funding Certificates,
     Ser 2005-AQ1, Cl A2 (G)
     4.300%, 06/25/35                                       451             446
   Asset-Backed Securities Home
     Equity Loan Trust, Ser 2003-HE5,
     Cl M1 (C)
     5.778%, 01/15/08                                       547             520
   Bear Stearns Asset Backed Securities,
     Ser 2005-HE11, Cl A1 (E)
     5.500%, 11/25/35                                       116              56
   Bear Stearns Asset Backed Securities,
     Ser 2006-HE7, Cl 2A2 (C)
     4.949%, 01/25/08                                     1,300           1,206
   Bear Stearns Asset Backed Securities,
     Ser 2007-HE4, Cl 1A1 (C)
     4.985%, 01/31/08                                     2,457           2,399
   Countrywide Asset-Backed
     Certificates, Ser 2006-S1, Cl A2
     5.549%, 08/25/21                                     1,527           1,491
   Home Equity Asset Trust NIM,
     Ser 2006-1N, Cl 1A (E)
     6.500%, 05/27/36                                        68               3
   Home Equity Asset Trust,
     Ser 2003-4, Cl M2 (C)
     7.265%, 01/25/08                                       337             320
   Home Equity Asset Trust,
     Ser 2006-5, Cl 2A3 (C)
     4.939%, 01/26/08                                       250             230
   Home Equity Mortgage Trust,
     Ser 2006-5, Cl A1 (G)
     5.500%, 01/25/37                                     2,323           1,505
   Irwin Home Equity, Ser 2007-1,
     Cl 2A1 (C) (E)
     4.939%, 01/17/08                                     4,483           4,169
   JP Morgan Mortgage Acquisition,
     Ser 2006-WF1, Cl A1B (C)
     4.889%, 01/31/08                                       476             468
   Merrill Lynch Mortgage Investors,
     Ser 2006-MLN1, Cl A2A (C)
     4.859%, 01/29/08                                       611             594
   Morgan Stanley Capital I,
     Ser 2003-NC10, Cl M1 (C)
     5.545%, 01/27/08                                       583             547
   Morgan Stanley Dean Witter Capital
     I, Ser 2003-NC1, Cl M2 (C)
     7.864%, 01/27/08                                       103              72
   New Century Home Equity Loan
     Trust, Ser 2003-B, Cl M1 (C)
     5.439%, 01/27/08                                       566             533
   New Century Home Equity Loan
     Trust, Ser 2004-A, Cl AII3 (C)
     4.450%, 01/01/08                                        76              76
   New Century Home Equity Loan
     Trust, Ser 2005-A, Cl A2 (G)
     4.461%, 01/25/08                                       493             490
   Novastar Home Equity Loan,
     Ser 2007-1, Cl A2A1 (C)
     2.308%, 01/31/08                                     3,460           3,378
   Option One Mortgage Loan Trust,
     Ser 2003-5, Cl M1 (C)
     5.515%, 01/23/08                                       205             188


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Option One Mortgage Loan Trust,
     Ser 2006-1, Cl M10 (C) (E)
     7.365%, 01/27/08                                $      100    $         18
   Option One Mortgage Loan Trust,
     Ser 2006-1, Cl M11 (C) (E)
     7.365%, 01/27/08                                       190              24
   Option One Mortgage Loan Trust,
     Ser 2007-HL1, Cl 2A1 (C)
     4.985%, 01/26/08                                     2,775           2,692
   Residential Asset Securities,
     Ser 2005-KS12, Cl A3 (C)
     5.109%, 01/25/08                                       800             764
   SB Finance NIM Trust,
     Ser 2006-KS4N, Cl N1 (E)
     7.500%, 06/25/36                                        72              31
   Terwin Mortgage Trust,
     Ser 2006-2HGS, Cl A1 (C) (E)
     4.500%, 03/25/37                                     1,817           1,749
   Terwin Mortgage Trust,
     Ser 2006-4SL, Cl A1 (C) (E)
     4.500%, 05/25/37                                     1,873           1,823
   Terwin Mortgage Trust,
     Ser 2006-6, Cl A1 (C)
     4.500%, 07/25/37                                       882             783
   Terwin Mortgage Trust,
     Ser 2006-HF1, Cl A1A (C) (E)
     4.500%, 02/25/37                                       115             112
   Wells Fargo Home Equity Trust,
     Ser 2004-2, Cl M8A (C) (E)
     7.789%, 01/28/08                                       208             117
                                                                  --------------
                                                                         29,060
                                                                  --------------
OTHER ASSET-BACKED SECURITIES -- 2.6%
   Aames Mortgage Investment Trust,
     Ser 2005-4, Cl B2 (C)
     7.615%, 01/12/08                                       170              59
   Carrington Mortgage Loan Trust,
     Ser 2007-FRE1, Cl A1 (C)
     4.985%, 01/25/08                                     2,070           1,985
   Chase Funding Mortgage Loan,
     Ser 2003-6, Cl 1A3
     3.340%, 05/25/26                                       206             204
   Countrywide Asset-Backed
     Certificates, Ser 2003-5, Cl MV2 (C)
     6.465%, 01/25/08                                       272             250
   Countrywide Asset-Backed
     Certificates, Ser 2005-7, Cl MV8 (C)
     6.239%, 01/27/08                                       250             131
   Credit-Based Asset Servicing,
     Ser 2005-CB2, Cl M1 (C)
     5.229%, 01/25/08                                       121             102
   Credit-Based Asset Servicing,
     Ser 2007-CB3, Cl A1 (G)
     5.766%, 03/25/37                                     3,902           3,841
   Credit-Based Asset Servicing,
     Ser 2007-CB4, Cl A1A (C)
     4.955%, 01/27/08                                     2,167           2,037
   Credit-Based Asset Servicing,
     Ser 2007-CB4, Cl A2A (G)
     5.840%, 01/01/08                                     2,289           2,267
   FBR Securitization Trust,
     Ser 2005-2, Cl M10 (C)
     7.039%, 01/28/08                                       100              58

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   First Franklin Mortgage Loan Asset,
     Ser 2006-FF11, Cl M1 (C)
     5.039%, 01/06/08                             $       3,500   $       1,965
   First Franklin Mortgage Loan Asset,
     Ser 2006-FF14, Cl A2 (C)
     5.113%, 01/25/08                                     2,521           2,448
   GE-WMC Mortgage Securities NIM
     Trust, Ser 2005-2A, Cl N1 (E)
     5.500%, 01/25/36                                       129              89
   GSAMP Trust, Ser 2007-HE2,
     Cl A2A (C)
     4.985%, 01/20/08                                     2,424           2,320
   JPMorgan Mortgage Acquisition,
     Ser 2006-RM1, Cl A2 (C)
     4.869%, 01/27/08                                       573             557
   Lehman XS Trust, Ser 2005-5N,
     Cl M3 (C)
     5.789%, 01/25/08                                       600             450
   Lehman XS Trust, Ser 2005-5N,
     Cl M4 (C)
     6.615%, 01/31/08                                       725             254
   Lehman XS Trust, Ser 2005-7N,
     Cl M51 (C)
     6.115%, 01/31/08                                       150              68
   Lehman XS Trust, Ser 2005-7N,
     Cl M7I (C)
     6.615%, 01/27/08                                       325             114
   Lehman XS Trust, Ser 2005-9N,
     Cl M4 (C)
     6.265%, 01/30/08                                       225             164
   Lehman XS Trust, Ser 2005-9N,
     Cl M6 (C)
     6.539%, 01/30/08                                       415             166
   Lehman XS Trust, Ser 2006-12N,
     Cl M4 (C)
     5.339%, 01/25/08                                       270             220
   Lehman XS Trust, Ser 2006-12N,
     Cl M5 (C)
     5.389%, 01/25/08                                       150             100
   Lehman XS Trust, Ser 2006-2N,
     Cl M5 (C)
     5.939%, 01/27/08                                       240             175
   Long Beach Mortgage Loan Trust,
     Ser 2005-WL2, Cl M1 (C)
     5.259%, 01/25/08                                       700             592
   Long Beach Mortgage Loan Trust,
     Ser 2006-WL1, Cl 1A3 (C)
     5.119%, 01/27/08                                       560             512
   Merrill Lynch Mortgage Investors,
     Ser 2005-FF6, Cl N1 (E)
     4.500%, 05/25/36                                        43              23
   Merrill Lynch Mortgage Investors,
     Ser 2007-HE2, Cl A2A (C)
     4.985%, 01/30/08                                     2,653           2,564
   Merrill Lynch Mortgage Investors,
     Ser 2007-SL1, Cl A1 (C)
     5.089%, 01/11/08                                     2,276           2,061
   Morgan Stanley ABS Capital I,
     Ser 2005-HE6, Cl A2C (C)
     5.109%, 01/25/08                                     1,600           1,546
   Ownit Mortgage Loan Asset-Backed
     Securities Trust, Ser 2006-1,
     Cl AF1 (G)
     5.424%, 12/25/36                                     1,233           1,214


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   People's Financial Realty Mortgage,
     Ser 2006-1, Cl B1 (C)
     7.289%, 01/03/08                             $          89   $          88
   RAAC, Ser 2007-SP1, Cl A1 (C)
     5.015%, 01/10/08                                     2,846           2,778
   Residential Asset Mortgage Products,
     Ser 2003-RS10, Cl AI5 (C)
     4.910%, 01/25/31                                       106             106
   Residential Asset Mortgage Products,
     Ser 2006-RZ4, Cl M9 (C)
     7.365%, 01/25/08                                       115              21
   Resmae Mortgage Loan Trust,
     Ser 2006-1, Cl A2A (C) (E)
     4.965%, 01/25/08                                     1,434           1,417
   Resmae Mortgage Loan Trust,
     Ser 2006-1, Cl A2B (C) (E)
     5.015%, 01/25/08                                     1,000             976
   SLM Student Loan Trust,
     Ser 2006-C, Cl C (C)
     6.084%, 03/15/08                                     1,000             927
   Saco I Trust, Ser 2005-10, Cl 2A1 (C)
     5.049%, 01/30/08                                     2,909           2,691
   Securitized Asset Backed
     Receivables Trust LLC,
     Ser 2005-HE1, Cl A3C (C)
     5.119%, 01/25/08                                       400             392
   Structured Asset Investment Loan,
     Ser 2003-BC4, Cl M2 (C)
     7.865%, 01/25/08                                       217             174
   Structured Asset Investment Loan,
     Ser 2005-4, Cl M11 (C)
     7.289%, 01/25/08                                       250              95
   Structured Asset Securities,
     Ser 2007-BC1, Cl A4 (C)
     4.919%, 01/25/08                                     1,400           1,232
   Wachovia Student Loan Trust,
     Ser 2006-1, Cl B (C) (E)
     5.324%, 03/29/08                                     3,200           2,969
                                                                  --------------
                                                                         42,402
                                                                  --------------
Total Asset-Backed Securities
   (Cost $78,795) ($ Thousands)                                          71,462
                                                                  --------------

MORTGAGE-BACKED SECURITIES -- 11.0%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 5.7%
   FHLMC CMO STRIPS, Ser 232, Cl
     IO, IO
     5.000%, 08/01/35                                     6,238           1,527
   FHLMC CMO STRIPS, Ser 233, Cl
     12, IO
     5.000%, 09/15/35                                     1,039             233
   FHLMC TBA
     6.000%, 01/01/23                                     2,000           2,044
   FNMA ARM
     5.507%, 05/01/36                                       923             934
   FNMA CMO STRIPS, Ser 359, Cl 6,
     IO
     5.000%, 11/01/35                                       386              87
   FNMA CMO STRIPS, Ser 360, Cl 2,
     IO
     5.000%, 08/01/35                                    17,784           4,353

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FNMA TBA
     6.500%, 01/01/38                             $       6,000   $       6,167
     6.000%, 01/01/23                                    37,000          37,856
     5.500%, 01/01/19                                    36,000          36,461
   GNMA ARM
     6.000%, 02/20/35                                       255             257
     5.625%, 08/20/34                                       423             425
     5.500%, 01/20/36                                       288             290
     5.500%, 06/20/36                                       365             366
     5.000%, 06/20/34                                       388             391
     5.000%, 07/20/35                                       263             265
     5.000%, 01/20/36                                       350             352
     4.750%, 03/20/34                                       400             401
                                                                  --------------
                                                                         92,409
                                                                  --------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 5.3%
   American Home Mortgage Assets,
     Ser 2006-3, Cl M5 (C)
     5.403%, 01/25/08                                       250             161
   American Home Mortgage
     Investment Trust, Ser 2005-1,
     Cl 6A (C)
     5.294%, 01/25/08                                     4,035           4,026
   American Home Mortgage
     Investment Trust, Ser 2005-4,
     Cl 5A (C)
     5.350%, 01/25/08                                     2,086           2,081
   American Home Mortgage
     Investment Trust, Ser 2006-1,
     Cl 2A3 (C)
     5.100%, 01/25/08                                     1,221           1,107
   Banc of America Commercial
     Mortgage, Ser 2005-6, Cl AM (C)
     5.182%, 09/10/47                                     1,619           1,575
   Banc of America Commercial
     Mortgage, Ser 2006-3, Cl A4 (C)
     5.889%, 07/10/44                                     1,854           1,926
   Banc of America Commerical
     Mortgage, Ser 2007-3, Cl A4 (C)
     5.838%, 06/10/49                                     5,050           5,163
   Bank of America Commercial
     Mortgage, Ser 2005-5, Cl AM (C)
     5.176%, 10/10/45                                     1,762           1,706
   Bank of America Commercial
     Mortgage, Ser 2006-2, Cl A4 (C)
     5.740%, 05/10/45                                     1,911           1,975
   Countrywide Alternative Loan Trust,
     Ser 2004-33, Cl 1A1 (C)
     5.005%, 01/01/08                                       391             390
   Countrywide Alternative Loan Trust,
     Ser 2005-69, Cl M3 (C)
     6.015%, 01/27/08                                       235             172
   Countrywide Alternative Loan Trust,
     Ser 2005-IM1, Cl M3 (C)
     6.865%, 01/27/08                                       375             128
   Countrywide Alternative Loan Trust,
     Ser 2006-OA11, Cl M3 (C)
     5.295%, 01/30/08                                       500             354
   Countrywide Alternative Loan Trust,
     Ser 2006-OA16, Cl M5 (C)
     5.339%, 01/25/08                                       225              89
   Countrywide Home Loans,
     Ser 2004-22, Cl A1 (C)
     5.089%, 01/01/08                                       404             405


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Home Loans,
     Ser 2006-OA4, Cl M4 (C)
     5.609%, 01/27/08                             $         285   $         204
   Countrywide Home Loans,
     Ser 2006-OA4, Cl M5 (C)
     5.659%, 01/27/08                                       195             136
   Countrywide Home Loans,
     Ser 2006-OA5, Cl 1M4 (C)
     5.838%, 01/27/08                                       275             126
   Countrywide Home Loans,
     Ser 2007-HYB1, Cl 1A1 (C)
     5.580%, 01/01/08                                     1,746           1,738
   Credit Suisse Mortgage Capital
     Certificates, Ser 2006-C3, Cl A3 (C)
     6.021%, 06/15/38                                     2,381           2,474
   DSLA Mortgage Loan Trust,
     Ser 2004-AR4, Cl B1 (C)
     5.565%, 01/19/08                                       293             278
   First Horizon Alternative Mortgage
     Trust, Ser 2006-AA6, Cl 2A1 (C)
     5.640%, 01/01/08                                     3,313           3,249
   First Horizon Mortgage Pass-Through,
     Ser 2006-AR3, Cl 1A1 (C)
     5.679%, 01/01/08                                       699             702
   GS Mortgage Securities,
     Ser 2006-GG6, Cl AM (C)
     5.622%, 04/10/38                                     3,800           3,794
   Greenwich Capital Commercial Funding,
     Ser 2006-GG7, Cl AM (C)
     6.110%, 07/10/38                                     2,100           2,144
   Impac CMB Trust, Ser 2004-10,
     Cl 4M1 (C)
     5.389%, 01/25/08                                       301             245
   Impac Secured Assets CMO Owners
     Trust, Ser 2007-1, Cl A1 (C)
     4.849%, 01/25/08                                     5,319           5,306
   Impac Secured Assets CMO
     Owners Trust, Ser 2007-2,
     Cl 1A1A (C)
     4.975%, 01/29/08                                     3,254           3,185
   Indymac Index Mortgage Loan
     Trust, Ser 2006-AR12, Cl M2 (C)
     5.339%, 01/25/08                                       235             196
   Indymac Index Mortgage Loan
     Trust, Ser 2006-AR2, Cl M6 (C)
     6.539%, 01/25/08                                       240             108
   Indymac Index Mortgage Loan
     Trust, Ser 2006-AR4, Cl M4 (C)
     5.489%, 01/25/08                                       165             115
   JP Morgan Chase Commercial
     Mortgage, Ser 2006-LDP9, Cl A3
     5.336%, 05/15/47                                     1,155           1,151
   JP Morgan Chase Commercial
     Mortgage, Ser 2007-C1, Cl A4
     5.716%, 11/15/17                                     7,000           7,015
   JP Morgan Chase Commercial
     Mortgage, Ser 2007-CB18, Cl A4
     5.440%, 01/01/08                                     5,050           5,070
   Merrill Lynch Mortgage Investors,
     Ser 2005-A4, Cl 1A (C)
     5.260%, 01/01/08                                       494             504
   Merrill Lynch Mortgage Investors,
     Ser 2006-1, Cl 1A (C)
     5.301%, 01/01/08                                     1,642           1,649

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Merrill Lynch Mortgage Trust,
     Ser 2005-CKI1, Cl A6 (C)
     5.417%, 11/12/37                             $       2,316   $       2,309
   Merrill Lynch/Countrywide
     Commercial Mortgage,
     Ser 2006-4, Cl A3 (C)
     5.172%, 12/12/49                                     5,667           5,596
   Morgan Stanley Mortgage Loan
     Trust, Ser 2007-14AR, Cl 6A1 (C)
     6.487%, 11/25/37                                     1,864           1,843
   Nomura Asset Acceptance,
     Ser 2007-1, Cl 1A1A (G)
     5.995%, 01/09/08                                     2,199           2,204
   Residential Accredit Loans,
     Ser 2006-Q01, Cl 2A3 (C)
     5.265%, 01/27/08                                       328             297
   Residential Accredit Loans,
     Ser 2006-Q04, Cl N1 (E)
     6.048%, 04/25/46                                        27              27
   Residential Accredit Loans,
     Ser 2006-Q06, Cl M5 (C)
     5.289%, 01/29/08                                       350             157
   Residential Accredit Loans,
     Ser 2006-QO3, Cl M4 (C)
     5.509%, 01/25/08                                       250             125
   Residential Accredit Loans,
     Ser 2006-QO3, Cl M5 (C)
     5.569%, 01/25/08                                       250             112
   Residential Asset Securitization
     Trust, Ser 2004-IP2, Cl 3A1 (C)
     5.253%, 01/25/08                                     1,360           1,354
   Structured Adjustable Rate
     Mortgage Loan, Ser 2005-16XS,
     Cl M2 (C)
     5.765%, 01/25/08                                       505             198
   Structured Adjustable Rate Mortgage
     Loan, Ser 2007-9, Cl 2A1 (C)
     6.000%, 01/01/08                                     1,959           1,970
   Structured Asset Mortgage Investments,
     Ser 2006-AR1, Cl B4 (C)
     5.739%, 01/27/08                                       191             122
   Structured Asset Mortgage Investments,
     Ser 2006-AR1, Cl B5 (C)
     5.839%, 01/27/08                                       121              72
   Structured Asset Securities,
     Ser 2006-NC1, Cl A4 (C)
     4.939%, 01/25/08                                       300             277
   Washington Mutual Mortgage
     Pass-Through Certificates,
     Ser 2007-HY2, Cl 1A1 (C)
     5.776%, 04/25/37                                     1,090           1,071
   Washington Mutual Mortgage
     Pass-Through Certificates,
     Ser 2007-HY4, Cl 1A1 (C)
     5.550%, 01/01/08                                     4,453           4,433
   Washington Mutual Mortgage
     Pass-Through Certificates,
     Ser 2007-HY6, Cl 1A1 (C)
     5.707%, 06/25/37                                     3,672           3,664
                                                                  --------------
                                                                         86,478
                                                                  --------------
Total Mortgage-Backed Securities
   (Cost $180,420) ($ Thousands)                                        178,887
                                                                  --------------


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.9%
   FHLMC (F)
     4.254%, 03/03/08                              $      1,500   $       1,490
     4.518%, 03/28/08                                       150             148
   FNMA (F)
     4.690%, 03/12/08                                     1,700           1,686
     5.069%, 02/29/08                                     1,100           1,093
     4.645%, 03/26/08                                       300             297
     4.367%, 04/16/08                                     1,025           1,013
     4.263%, 05/07/08                                     8,379           8,259
     4.281%, 05/09/08                                     1,021           1,006
                                                                  --------------
Total U.S. Government Agency Obligations
   (Cost $14,756) ($ Thousands)                                          14,992
                                                                  --------------
CORPORATE OBLIGATIONS -- 0.3%

CONSUMER DISCRETIONARY -- 0.0%
   Time Warner
     6.875%, 05/01/12                                       375             395
                                                                  --------------

ENERGY -- 0.0%
   Weatherford International (E)
     5.950%, 06/15/12                                       205             213
                                                                  --------------

FINANCIALS -- 0.2%
   CIT Group
     5.000%, 02/13/14                                       500             440
   Capmark Financial Group (E)
     6.300%, 05/10/17                                        55              41
     5.875%, 05/10/12                                       110              87
   Discover Financial Services (E)
     6.450%, 06/12/17                                       115             111
   Genworth Financial
     5.750%, 06/15/14                                       275             276
     5.650%, 06/15/12                                       575             581
   Lehman Brothers Holdings MTN
     5.500%, 04/04/16                                       250             239
   Merrill Lynch
     6.050%, 05/16/16                                       195             192
   Morgan Stanley
     4.750%, 04/01/14                                       375             351
   Shinsei Finance Cayman(C) (E)
     6.418%, 01/29/49                                       400             340
   Washington Mutual
     Preferred Funding (C) (E)
     6.534%, 03/29/49                                       400             247
   iStar Financial, Ser 1
     5.875%, 03/15/16                                       250             204
                                                                  --------------
                                                                          3,109
                                                                  --------------
INDUSTRIALS -- 0.0%
   US Steel
     5.650%, 06/01/13                                       120             116
                                                                  --------------
MATERIALS -- 0.0%
   Lafarge
     6.150%, 07/15/11                                       230             237
                                                                  --------------
TELECOMMUNICATION SERVICES -- 0.0%
   Vodafone Group PLC
     5.350%, 02/27/12                                        80              80
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
UTILITIES -- 0.1%
   Dominion Resources
     4.750%, 12/15/10                              $        250   $         251
   Exelon Generation
     6.950%, 06/15/11                                       375             391
                                                                  --------------
                                                                            642
                                                                  --------------
Total Corporate Obligations
   (Cost $5,071) ($ Thousands)                                            4,792
                                                                  --------------
CASH EQUIVALENTS ** ++ -- 7.1%
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 4.970%                  115,176,881         115,177
                                                                  --------------
Total Cash Equivalents
   (Cost $115,177) ($ Thousands)                                        115,177
                                                                  --------------
COMMERCIAL PAPER -- 1.0%
   Paradise
     4.830%, 01/11/08                                     5,000           5,000
   Toyfpr
     4.327%, 01/14/08                                    12,000          11,981
                                                                  --------------
Total Commercial Paper
   (Cost $16,981) ($ Thousands)                                          16,981
                                                                  --------------
U.S. TREASURY OBLIGATIONS (A) (B) -- 0.6%
     U.S. Treasury Bills
     2.375%, 04/15/11                                     5,211           5,431
     3.055%, 06/05/08                                       820             808
     3.011%, 02/21/08                                     2,949           2,937
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $9,177) ($ Thousands)                                            9,176
                                                                  --------------
Total Investments -- 119.5%
   (Cost $1,860,695) ($ Thousands) @                              $   1,948,668
                                                                  ==============
COMMON STOCK SOLD SHORT -- (14.4)%

CONSUMER DISCRETIONARY -- (3.3)%

   Advance Auto Parts                                   (1,693)   $        (64)
   Amazon.com*                                          (8,600)           (797)
   Apollo Group, Cl A*                                 (23,609)         (1,656)
   Career Education*                                   (15,424)           (388)
   Centex                                              (65,853)         (1,663)
   Central European
     Media Entertainment, Cl A*                        (28,003)         (3,248)
   Circuit City Stores                                (101,883)           (428)
   Coldwater Creek*                                    (45,600)           (305)
   Corinthian Colleges*                                (17,800)           (274)
   CROCS*                                              (25,400)           (935)
   CTC Media*                                          (19,800)           (598)
   Dillards, Cl A                                      (37,000)           (695)
   DR Horton                                          (188,009)         (2,476)
   Dreamworks Animation SKG, Cl A*                     (38,056)           (972)
   E.W. Scripps, Cl A                                   (1,800)            (81)


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Eastman Kodak                                       (15,600)   $       (341)
   Echostar Communications New Cl A *                  (27,600)         (1,041)
   Gamestop, Cl A*                                     (33,063)         (2,054)
   Gentex                                             (140,905)         (2,504)
   H&R Block                                           (79,100)         (1,469)
   Harley-Davidson                                      (7,208)           (337)
   Harte-Hanks                                         (19,102)           (330)
   Home Depot                                          (20,390)           (549)
   International Speedway, Cl A                         (6,408)           (264)
   Interpublic Group                                  (197,700)         (1,603)
   ITT Educational Services*                              (197)            (17)
   Jones Apparel Group                                 (24,329)           (389)
   KB Home                                             (36,468)           (788)
   Las Vegas Sands*                                    (30,300)         (3,122)
   Lennar, Cl A                                       (133,245)         (2,384)
   Liberty Media Interactive, Cl A*                    (18,135)           (346)
   MDC Holdings                                        (34,643)         (1,286)
   MGM Mirage                                          (17,300)         (1,454)
   News, Cl A                                           (9,900)           (203)
   O'Reilly Automotive*                                (42,000)         (1,362)
   Orient Express Hotels, Cl A                         (42,000)         (2,416)
   Pulte Homes                                        (184,145)         (1,941)
   Quiksilver*                                         (94,500)           (811)
   R.H. Donnelley                                       (7,684)           (280)
   Ryland Group                                        (50,202)         (1,383)
   Saks                                                (71,700)         (1,488)
   Sally Beauty Holdings                               (91,500)           (828)
   Scientific Games, Cl A*                             (42,600)         (1,416)
   Sears Holdings*                                      (9,017)           (920)
   Sirius Satellite Radio*                             (88,669)           (269)
   Sotheby's Holdings, Cl A                            (43,500)         (1,657)
   Target                                               (8,900)           (445)
   Tiffany                                             (31,615)         (1,455)
   WABCO                                               (15,793)           (791)
   Warner Music Group                                  (90,800)           (550)
                                                                  --------------
                                                                       (53,073)
                                                                  --------------
CONSUMER STAPLES -- (0.1)%
   Bare Escentuals*                                    (12,529)           (304)
   Clorox                                              (14,106)           (919)
   Hansen Natural*                                      (5,135)           (227)
   Lowes - Carolina                                     (8,889)           (758)
                                                                  --------------
                                                                        (2,208)
                                                                  --------------
ENERGY -- (2.0)%
   Anadarko Petroleum                                  (30,002)         (1,971)
   Arch Coal                                           (48,300)         (2,170)
   Baker Hughes                                        (11,000)           (892)
   BJ Services                                         (33,000)           (801)
   Cabot Oil And Gas, Cl A                              (4,023)           (162)
   Cameco (Canada)                                     (41,900)         (1,668)
   CNX Gas*                                            (58,100)         (1,856)
   Continental Resources*                              (27,700)           (724)
   Denbury Resources*                                  (31,600)           (940)
   Diamond Offshore Drilling                            (7,400)         (1,051)
   Enbridge (Canada)                                   (57,100)         (2,309)
   Forest Oil*                                         (21,700)         (1,103)
   Frontier Oil                                        (11,466)           (465)
   Helmerich & Payne                                    (3,006)           (120)
   Massey Energy                                        (4,933)           (176)
   Nabors Industries*                                  (10,198)           (279)
   Overseas Shipholding Group                           (1,079)            (80)
   Patterson - UTI Energy                              (61,663)         (1,204)
   Peabody Energy                                      (62,500)         (3,853)
   Quicksilver Resources*                              (35,156)         (2,095)
   Range Resources                                     (20,800)         (1,068)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Rowan                                               (15,100)   $       (596)
   Superior Energy Services*                            (7,000)           (241)
   Teekay Shipping                                     (30,963)         (1,648)
   Tetra Technologies*                                 (53,200)           (828)
   TransCanada (Canada)                                (55,100)         (2,255)
   Unit*                                               (28,904)         (1,337)
   W&T Offshore                                        (25,700)           (770)
                                                                  --------------
                                                                       (32,662)
                                                                  --------------
FINANCIALS -- (2.1)%
   Affiliated Managers Group*                             (700)            (82)
   AMB Property+                                       (19,100)         (1,099)
   AMBAC Financial Group                               (64,000)         (1,649)
   AvalonBay Communities+                              (11,100)         (1,045)
   Bear Stearns                                        (29,380)         (2,593)
   Brandywine Realty Trust                              (7,551)           (135)
   Camden Property Trust+                               (9,500)           (457)
   Capital Source                                      (47,229)           (831)
   Capitol Federal Financial                           (46,900)         (1,454)
   City National                                        (1,700)           (101)
   Commerce Bancshares                                  (1,900)            (85)
   Conseco*                                           (101,200)         (1,271)
   Countrywide Financial                               (29,850)           (267)
   Douglas Emmett+                                     (19,511)           (441)
   Equity Residential+                                 (10,100)           (368)
   Federal Realty Investment Trust                      (4,800)           (394)
   Fidelity National Financial, Cl A                  (188,643)         (2,756)
   First American                                      (31,900)         (1,088)
   Forestar Real Estate Short                           (7,367)           (174)
   Freddie Mac,                                        (11,273)           (384)
   Fulton Financial                                     (3,900)            (44)
   Guranty Financial Group Short                        (7,367)           (118)
   Huntington Bancshares                                (9,264)           (137)
   Jefferies Group                                     (60,000)         (1,383)
   Leucadia National                                   (65,321)         (3,077)
   Markel*                                                (900)           (442)
   Marsh & McLennan                                     (5,700)           (151)
   MBIA                                                (79,014)         (1,472)
   Old Republic International                          (91,782)         (1,414)
   OneBeacon Insurance Group                              (353)             (8)
   Peoples United Financial                            (65,310)         (1,163)
   Plum Creek Timber+                                  (10,200)           (470)
   PMI Group                                           (41,876)           (556)
   Progressive                                         (19,500)           (374)
   Rayonier+                                            (3,000)           (142)
   SL Green Realty+                                     (8,800)           (822)
   Stancorp Financial Group,                            (2,824)           (142)
   T. Rowe Price Group                                 (16,900)         (1,029)
   TCF Financial                                       (32,670)           (586)
   Unitrin                                              (7,100)           (341)
   Valley National Bancorp                             (57,025)         (1,087)
   Ventas                                              (23,476)         (1,062)
   Washington Mutual                                   (37,623)           (512)
   White Mountains Insurance Group                      (1,000)           (514)
                                                                  --------------
                                                                       (33,720)
                                                                  --------------
HEALTH CARE -- (2.1)%
   Advanced Medical Optics                             (10,500)           (258)
   Affymetrix*                                         (26,800)           (620)
   Allergan                                            (16,800)         (1,079)
   APP Pharmaceuticals*                                 (9,100)            (93)
   Biogen Idec*                                         (4,400)           (250)
   Biomarin Pharmaceutical*                            (46,400)         (1,643)
   Brookdale Senior Living                             (52,951)         (1,504)
   Cephalon*                                           (16,981)         (1,219)
   Community Health Care Systems*                      (23,100)           (851)


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Cooper                                              (83,043)   $     (3,156)
   DaVita*                                             (21,800)         (1,228)
   ImClone Systems*                                     (8,600)           (370)
   IMS Health                                          (50,700)         (1,168)
   Invitrogen Corp Com *                               (12,417)         (1,160)
   LifePoint Hospitals*                                (59,566)         (1,771)
   Lincare Holdings*                                   (15,300)           (538)
   McKesson                                            (17,300)         (1,133)
   Millipore                                            (7,900)           (578)
   Mylan                                               (44,155)           (621)
   Omnicare                                            (50,755)         (1,158)
   Patterson*                                           (7,800)           (265)
   Pharmaceutical Product Development                  (90,500)         (3,653)
   Resmed*                                             (72,400)         (3,803)
   Respironics*                                         (2,600)           (170)
   Tenet Healthcare*                                  (369,400)         (1,877)
   Varian Medical Systems*                             (13,500)           (704)
   VCA Antech*                                         (22,000)           (973)
   Vertex Pharmaceuticals*                             (92,300)         (2,144)
   Waters*                                              (4,025)           (318)
                                                                  --------------
                                                                       (34,305)
                                                                  --------------
INDUSTRIALS -- (1.6)%
   Aircastle                                           (28,754)           (757)
   Alliant Techsystems*                                 (1,948)           (222)
   AMR*                                                (56,900)           (798)
   BE Aerospace*                                       (31,900)         (1,688)
   ChoicePoint*                                         (8,845)           (322)
   Copa Holdings, Cl A                                 (73,530)         (2,763)
   Corporate Executive Board                           (21,700)         (1,304)
   Corrections Corporation of America*                 (10,300)           (304)
   Covanta Holding*                                    (55,000)         (1,521)
   Danaher                                              (1,900)           (167)
   Delta Airlines Inc Short*                           (17,100)           (255)
   DRS Technologies                                     (2,389)           (130)
   Expeditors International Washington                 (11,800)           (527)
   Flowserve                                           (13,800)         (1,328)
   General Cable                                       (18,000)         (1,319)
   Graco                                               (33,321)         (1,242)
   Joy Global                                          (26,400)         (1,738)
   Kansas City Southern                                (10,700)           (367)
   Northwest Airlines*                                  (4,400)            (64)
   Pall                                                (14,400)           (581)
   Pitney Bowes                                        (51,190)         (1,947)
   Quanta Services*                                    (50,200)         (1,317)
   Stericycle*                                         (22,450)         (1,334)
   Sunpower, Cl A*                                     (16,400)         (2,138)
   Toro                                                (10,906)           (594)
   UTI Worldwide                                       (41,000)           (804)
                                                                  --------------
                                                                       (25,531)
                                                                  --------------
INFORMATION TECHNOLOGY -- (2.1)%
   Advanced Micro Devices*                             (64,800)           (486)
   Amphenol,Cl A                                       (34,000)         (1,577)
   Applied Materials                                   (49,200)           (874)
   Cypress Semiconductor*                              (91,900)         (3,311)
   Diebold                                             (24,600)           (713)
   Electronic Arts*                                    (20,400)         (1,192)
   Equinix*                                            (15,800)         (1,597)
   F5 Networks*                                        (25,191)           (718)
   Factset Research Systems                             (5,001)           (279)
   Fair Isaac                                          (31,146)         (1,001)
   Fidelity National Information Short                  (1,900)            (79)
   International Rectifier*                             (2,200)            (75)
   Iron Mountain*                                       (3,400)           (126)
   Kla-Tencor                                          (24,200)         (1,165)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Linear Technology                                   (64,156)  $      (2,042)
   MEMIC Electronic Materials*                         (18,540)         (1,641)
   Microchip Technology                                (73,036)         (2,295)
   Micron Technology                                  (108,100)           (784)
   Novell*                                             (30,900)           (212)
   Paychex                                             (49,411)         (1,790)
   QLogic*                                             (87,667)         (1,245)
   Rambus*                                             (87,438)         (1,831)
   Riverbed Technology*                                (24,016)           (642)
   Salesforce.com*                                     (34,800)         (2,182)
   SanDisk*                                             (3,500)           (116)
   SAVVIS*                                             (29,300)           (818)
   Tellabs*                                            (25,700)           (168)
   Trimble Navigation Limited, Short*                  (20,400)           (617)
   VeriFone Holdings*                                  (89,008)         (2,069)
   Verisign Incorporated*                               (4,500)           (169)
   Vishay Intertechnology*                             (47,500)           (542)
   Zebra Technology, Cl A*                             (36,883)         (1,280)
                                                                  --------------
                                                                       (33,636)
                                                                  --------------
MATERIALS -- (0.7)%
   Bemis                                               (83,107)         (2,275)
   Celanese Corporation                                (13,643)           (577)
   Cleveland-Cliffs                                     (1,679)           (169)
   Eagle Materials                                      (3,192)           (113)
   Ivanhoe Mines (Canada)*                            (155,100)         (1,664)
   Louisiana-Pacific                                  (128,837)         (1,762)
   Meadwestvaco Corp                                    (3,000)            (94)
   Potash of Saskatchewan (Canada)                     (16,900)         (2,433)
   Sealed Air                                           (2,900)            (67)
   Silver Standard Resources (Canada)*                 (31,800)         (1,162)
   Sonoco Products                                      (6,024)           (197)
   Temple-Inland                                       (22,100)           (461)
   Weyerhaeuser                                         (4,500)           (332)
                                                                  --------------
                                                                       (11,306)
                                                                  --------------
TELECOMMUNICATION SERVICES -- (0.3)%
   Citizens Communications                             (45,098)           (574)
   Leap Wireless International*                         (2,971)           (139)
   Level 3 Communications*                            (138,147)           (420)
   NII Holdings, Cl B*                                 (35,400)         (1,711)
   Windstream                                         (122,403)         (1,594)
                                                                  --------------
                                                                        (4,438)
                                                                  --------------
UTILITIES -- (0.2)%
   Equitable Resources                                 (18,800)         (1,002)
   Exelon Corporation                                   (7,528)           (615)
   Pinnacle West Capital                                (9,332)           (396)
   Ppl Corp Com                                        (16,415)           (855)
   Wisconsin Energy                                    (15,700)           (765)
                                                                  --------------
                                                                        (3,633)
                                                                  --------------
Total Common Stock Sold Short
   (Proceeds $(247,361)) ($ Thousands)                                (234,512)
                                                                  --------------
WRITTEN OPTIONS -- 0.0%
   June 2008 U.S. Ten Year Treasury
     Call, Expires 06/16/08,
     Strike Price: $95.50*                                 (43)            (84)
                                                                  --------------
Total Written Options
   (Proceeds $(7)) ($ Thousands)                                           (84)
                                                                  --------------


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

A summary of outstanding swap agreements held by the Fund at December 31, 2007, is as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                         TOTAL RETURN SWAPS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     NET UNREALIZED
                                                                                                        NOTIONAL      APPRECIATION
                                                                                         EXPIRATION      AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                                 DATE      ($THOUSANDS)   ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
The Fund receives payment on the monthly reset spread from Bank of America--CMBS AAA
   10 YR Index minus 145 basis points times the notional amount. The Fund delivers payment if the return on the spread appreciates over the payment period and receives payment if the return on the spread depreciates over the payment period.
   (Counterparty: JP Morgan Chase)                                                        04/01/08       $   5,000           $   --
The Fund receives payment on the monthly reset spread from Bank of America--CMBS AAA
   10 YR Index plus 50 basis points times the notional amount. The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period. (Counter Party:
   Bank of America)                                                                       06/01/08           4,000               --
The Fund receives payment on the monthly reset spread from Bank of America--CMBS AAA
   10 YR Index plus 30 basis points times the notional amount. The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period. (Counter Party:
   Merrill Lynch)                                                                         01/31/08          20,000                1
The Fund receives payment on the monthly reset spread from Bank of America--CMBS AAA
   10 YR Index plus 5 basis points times the notional amount. The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period. (Counter Party:
   Bank of America)                                                                       01/31/08          15,000               --
The Fund receives payment on the monthly reset spread from Bank of America--CMBS IG 10
   YR Index plus 35 basis points times the notional amount. The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period. (Counter Party: Bank of
   America)                                                                               05/01/08          12,000                1
The Fund receives payment on the monthly reset spread from Bank of America--CMBS IG 10
   YR Index plus 40 basis points times the notional amount. The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period. (Counter Party: Bank of
   America)                                                                               04/30/08          18,000                1
                                                                                                                     ---------------

                                                                                                                             $    3
                                                                                                                     ===============

------------------------------------------------------------------------------------------------------------------------------------
                                                         CREDIT DEFAULT SWAPS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     NET UNREALIZED
                                                                                                        NOTIONAL      APPRECIATION
                                                                                         EXPIRATION      AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                                 DATE      ($THOUSANDS)    ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund receives a monthly payment of 0.052% (0.62% per annum) times notional amount of
   CMBX NA-A 3 Index. Upon a defined credit event the Fund pays the notional amount
   and takes receipt of the deliverable obligation. (Counter Party: Goldman Sachs)        12/25/49       $   1,000           $  (16)
Fund pays a quarterly payment of 0.0675% (0.27% per annum) times notional amount of
   Southwest Airlines Co., 6.500%, 03/01/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Merrill Lynch)                                                                  12/20/11             750               18
Fund pays a quarterly payment of 0.1125% (0.45% per annum) times notional amount of
   Lubrizol Corp., 7.250%, 06/15/35. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party:
   Merrill Lynch)                                                                         12/20/11             750                0
Fund pays a quarterly payment of 0.1725% (0.69% per annum) times notional amount of
   Donnelley (R.R.) & Sons, 4.950%, 04/01/14. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Merrill Lynch)                                                                  12/20/11             750               (1)
Fund pays a quarterly payment of 0.05% (0.20% per annum) times notional amount of
   PPG Industries, Inc., 7.050%, 08/15/09. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: JPMorgan Chase)                                                                 12/20/11             750                4
Fund pays a quarterly payment of 0.1125% (0.45% per annum) times notional amount of
   Lubrizol Corp., 7.250%, 06/15/25. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party:
   Merrill Lynch)                                                                         12/20/11             750                0
Fund pays a quarterly payment of 0.11% (0.44% per annum) times notional amount of
   Autozone, Inc., 5.875%, 10/15/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party: Bank
   of America)                                                                            12/20/11             750               (3)
Fund pays a quarterly payment of 0.11875% (0.475% per annum) times notional amount of
   Meadwestavaco Corp., 6.850%, 04/01/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Bank of America)                                                                12/20/11             750                2
Fund pays a quarterly payment of 0.115% (0.46% per annum) times notional amount of
   Autozone, Inc., 5.875%, 10/15/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party:
   JPMorgan Chase)                                                                        12/20/11             750               (3)
Fund pays a quarterly payment of 0.295% (1.18% per annum) times notional amount of
   Gap, Inc., 8.800%, 12/15/08. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party: JPMorgan
   Chase)                                                                                 12/20/11             750               15


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     NET UNREALIZED
                                                                                                        NOTIONAL      APPRECIATION
                                                                                         EXPIRATION      AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                                 DATE      ($THOUSANDS)    ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund pays a quarterly payment of 0.055% (0.22% per annum) times notional amount of
   Nucor Corp., 4.875%, 10/01/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party: Bank of
   America)                                                                               12/20/11       $     750   $            6
Fund pays a quarterly payment of 0.1375% (0.55% per annum) times notional amount of
   Black & Decker Corp., 7.125%, 06/01/11. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Bank of America)                                                                12/20/11             750               (1)
Fund pays a quarterly payment of 0.0475% (0.19% per annum) times notional amount of
   TJX Companies, 7.450%, 12/15/09. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party: Bank of
   America)                                                                               12/20/11             750                5
Fund pays a quarterly payment of 0.0325% (0.13% per annum) times notional amount of
   Loews Companies, Inc., 8.250%, 06/01/10. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Merrill Lynch)                                                                  12/20/11             750                5
Fund pays a quarterly payment of 0.295% (1.18% per annum) times notional amount of
   Gap, Inc., 8.800%, 12/15/08. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party: Bank of
   America)                                                                               12/20/11             750               13
Fund pays a quarterly payment of 0.1925% (0.77% per annum) times notional amount of
   Jones Apparel Group, 5.125%, 11/15/14. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: JPMorgan Chase)                                                                 12/20/11             750               21
Fund pays a quarterly payment of 0.035% (0.14% per annum) times notional amount of
   Pitney Bowes, Inc., 4.625%, 10/01/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Bank of America)                                                                12/20/11           1,500                8
Fund pays a quarterly payment of 0.1125% (0.445% per annum) times notional amount of
   Darden Restaurants, Inc., 7.125%, 02/01/16. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Bank of America)                                                                12/20/11             750                6
Fund pays a quarterly payment of 0.11875% (0.475% per annum) times notional amount of
   The Limited, Inc., 6.125%, 12/01/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party: Bank
   of America)                                                                            12/20/11             750               31
Fund pays a quarterly payment of 0.1375% (0.55% per annum) times notional amount of
   Black & Decker Corp., 7.125%, 06/01/11. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: JPMorgan Chase)                                                                 12/20/11             750                4
Fund pays a quarterly payment of 0.225% (0.90% per annum) times notional amount of
   MDC Holdings, Inc., 5.500%, 05/15/13. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Merrill Lynch)                                                                  12/20/11             750                6
Fund pays a quarterly payment of 0.0975% (0.39% per annum) times notional amount of
   Hasbro, inc., 2.750%, 12/01/21. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party: JPMorgan
   Chase)                                                                                 12/20/11             750               13
Fund pays a quarterly payment of 0.0845% (0.338% per annum) times notional amount of
   Whirlpool Corp., 7.750%, 07/15/16. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party:
   Merrill Lynch)                                                                         12/20/11             750               16
Fund pays a quarterly payment of 0.1125% (0.45% per annum) times notional amount of
   Weyerhaeuser Company, 6.750%, 03/15/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Bank of America)                                                                12/20/11             350                4
Fund pays a quarterly payment of 0.055% (0.22% per annum) times notional amount of
   Nucor Corp., 4.875%, 10/01/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party: JPMorgan
   Chase)                                                                                 12/20/11             750                0
Fund pays a quarterly payment of 0.0675% (0.27% per annum) times notional amount of
   Southwest Airlines Co., 6.500%, 03/01/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: JPMorgan Chase)                                                                 12/20/11             750               18
Fund pays a quarterly payment of 0.0975% (0.39% per annum) times notional amount of
   Radian Group, Inc., 7.750%, 06/01/11. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: JPMorgan Chase)                                                                 12/20/13             750              145
Fund pays a quarterly payment of 0.0975% (0.37% per annum) times notional amount of
   Johnson Controls, Inc., 7.125%, 02/01/16. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Bank of America)                                                                12/20/13             750                3
Fund pays a quarterly payment of 0.0875% (0.35% per annum) times notional amount of
   MGIC Investment Corp., 6.000%, 09/15/16. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Bank of America)                                                                12/20/13             750               94
Fund pays a quarterly payment of 0.0875% (0.35% per annum) times notional amount of
   PMI Group, Inc., 6.000%, 09/15/16. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party:
   JPMorgan Chase)                                                                        12/20/13             750               96
Fund pays a quarterly payment of 0.0975% (0.39% per annum) times notional amount of
   Johnson Controls, inc., 7.125%, 07/15/17. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Bank of America)                                                                12/20/13             750               (3)


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     NET UNREALIZED
                                                                                                        NOTIONAL      APPRECIATION
                                                                                         EXPIRATION      AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                                 DATE      ($THOUSANDS)    ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund pays a quarterly payment of 0.0875% (0.35% per annum) times notional amount of
   Alcan, Inc., 4.875%, 09/15/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party: Bank of
   America)                                                                               12/20/13       $     750   $            1
Fund pays a quarterly payment of 0.0875% (0.35% per annum) times notional amount of
   Radian Group, Inc., 7.750%, 06/01/11. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Bank of America)                                                                12/20/13             750              160
Fund pays a quarterly payment of 0.0875% (0.35% per annum) times notional amount of
   PMI Group, Inc., 6.000%, 09/15/16. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party: Bank
   of America)                                                                            12/20/13             750               95
Fund pays a quarterly payment of 0.0875% (0.35% per annum) times notional amount of
   MGIC Investment Corp., 6.000%, 03/15/07. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: JPMorgan Chase)                                                                 12/20/13             750               90
Fund pays a quarterly payment of 0.07% (0.28% per annum) times notional amount of
   Nordstrom, Inc., 6.950%, 03/15/28. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party:
   JPMorgan Chase)                                                                        12/20/13             750                3
Fund pays a quarterly payment of 0.0625% (0.25% per annum) times notional amount of
   Dow Chemical, Inc., 6.000%, 10/01/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Merrill Lynch)                                                                  12/20/13             750                8
Fund pays a quarterly payment of 0.1825% (0.73% per annum) times notional amount of
   Masco Corp., 5.875%, 07/15/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party: Bank of
   America)                                                                               12/20/13             750               15
Fund pays a quarterly payment of 0.065% (0.26% per annum) times notional amount of
   Dow Chemical, Inc., 6.000%, 10/01/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: JPMorgan Chase)                                                                 12/20/13             750                2
Fund pays a quarterly payment of 0.07% (0.28% per annum) times notional amount of
   Nordstrom, Inc., 6.950%, 03/15/28. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party:
   Merrill Lynch)                                                                         12/20/13             750                3
Fund pays a quarterly payment of 0.05375% (0.215% per annum) times notional amount of
   Carnival Corp., 6.650%, 01/15/28. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party:
   JPMorgan Chase)                                                                        06/20/12             650                7
Fund pays a quarterly payment of 0.05% (0.20% per annum) times notional amount of
   Campbell Soup Co., 4.875%, 10/01/13. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Bank of America)                                                                06/20/14           1,150                4
Fund pays a quarterly payment of 0.08% (0.32% per annum) times notional amount of
   Weyerhaeuser Co., 6.750%, 03/15/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party:
   Merrill Lynch)                                                                         03/20/12             750               10
Fund pays a quarterly payment of 0.1125% (0.45% per annum) times notional amount of
   Washington Mutual Co., 5.250%, 09/15/17. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: JPMorgan Chase)                                                                 03/20/12             700               92
Fund pays a quarterly payment of 0.08% (0.32% per annum) times notional amount of
   Alcan, Inc., 4.875%, 09/15/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party: Bank of
   America)                                                                               03/20/14             650                2
Fund receives a monthly payment of 0.40% (1.600% per annum) times notional amount of
   CDX.NA.IG Index. Upon a defined credit event the Fund pays the notional amount
   and takes receipt of the deliverable obligation. (Counter Party: Bank of America)      12/20/11         (10,300)            (212)
Fund receives a quarterly payment of 0.10% (0.40% per annum) times notional amount of CDX.NA.IG Index. Upon a defined credit event the Fund pays the notional amount
   and takes receipt of the deliverable obligation. (Counter Party: Bank of America)      12/20/11          (1,000)             (19)
Fund receives a quarterly payment of 0.15% (0.40% per annum) times notional amount of CDX.NA.IG Index. Upon a defined credit event the Fund pays the notional amount
   and takes receipt of the deliverable obligation. (Counter Party: Bank of America)      12/20/11            (650)             (12)
Fund receives a quarterly payment of 0.10% (0.40% per annum) times notional amount of CDX.NA.IG Index. Upon a defined credit event the Fund pays the notional amount
   and takes receipt of the deliverable obligation. (Counter Party: Bank of America)      12/20/11            (350)            (253)
Fund receives a quarterly payment of 0.10% (0.40% per annum) times notional amount of CDX.NA.IG Index. Upon a defined credit event the Fund pays the notional amount
   and takes receipt of the deliverable obligation. (Counter Party: Merrill Lynch)        12/20/11            (650)              (8)
Fund receives a quarterly payment of 0.10% (0.40% per annum) times notional amount of CDX.NA.IG Index. Upon a defined credit event the Fund pays the notional amount
   and takes receipt of the deliverable obligation. (Counter Party: Merrill Lynch)        12/20/11          (3,750)             (77)
Fund receives a quarterly payment of 0.10% (0.40% per annum) times notional amount of CDX.NA.IG Index. Upon a defined credit event the Fund pays the notional amount
   and takes receipt of the deliverable obligation. (Counter Party: Merrill Lynch)        12/20/11         (12,300)            (253)


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     NET UNREALIZED
                                                                                                        NOTIONAL      APPRECIATION
                                                                                         EXPIRATION      AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                                 DATE      ($THOUSANDS)    ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund receives a quarterly payment of 0.1125% (0.450% per annum) times notional amount of ITRAXX Europe Senior Financials 5 YR Ser. 8. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable
   obligation. (Counter Party: Citi Group)                                                12/20/12       $   1,750           $   (8)
Fund receives a quarterly payment of 0.1125% (0.45% per annum) times notional amount of CDX.TES F5_8T0 Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter Party: Bank Of
   America)                                                                               12/20/12           3,750              (19)
                                                                                                                     ---------------
                                                                                                                             $  137
                                                                                                                     ===============

A summary of the open futures contracts held by the Fund at December 31, 2007, is as follows:
--------------------------------------------------------------------------------

                          NUMBER OF                  UNREALIZED
                          CONTRACTS                 APPRECIATION
TYPE OF                     LONG      EXPIRATION   (DEPRECIATION)
CONTRACT                   (SHORT)       DATE      ($ THOUSANDS)
------------------------------------------------------------------
90-Day Euro$                 (45)      Mar-2010          $   (126)
90-Day Euro$                 (18)      Mar-2011               (25)
90-Day Euro$                  (9)      Mar-2012                (5)
90-Day Euro$                 (12)      Mar-2008               (11)
90-Day Euro$                   3       Mar-2009                 3
90-Day Euro$                (144)      Jun-2010              (313)
90-Day Euro$                  (5)      Jun-2011                (1)
90-Day Euro$                  (4)      Jun-2012                --
90-Day Euro$                  72       Jun-2008               222
90-Day Euro$                  66       Jun-2009               216
90-Day Euro$                 (25)      Sep-2010               (45)
90-Day Euro$                  (3)      Sep-2011                --
90-Day Euro$                  (4)      Sep-2012                --
90-Day Euro$                   9       Sep-2008                23
90-Day Euro$                  56       Sep-2009               159
90-Day Euro$                 (25)      Dec-2010               (42)
90-Day Euro$                  (9)      Dec-2011                (5)
90-Day Euro$                 (77)      Dec-2008              (209)
90-Day Euro$                 (46)      Dec-2009              (143)
10-Year Swap                (169)      Mar-2008                92
S&P 500 Index                142       Mar-2008               410
S&P 500 Index                641       Mar-2008            (2,263)
S&P 500 Index                 30       Mar-2008              (160)
U.S. 2-Year Note              87       Mar-2008               (44)
U.S. 5-Year Note              43       Mar-2008                13
U.S. 10-Year Note           (231)      Mar-2008              (133)
U.S. Long Treasury Bond       17       Mar-2008               (43)
                                                   ---------------
                                                       $   (2,430)
                                                   ===============

--------------------------------------------------------------------------------

Percentages are based on Net Assets of $1,630,981 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of December 31, 2007.

+     Real Estate Investments Trust.

++    Investment in Affiliated Security.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)   The rate reported is the effective yield at time of purchase.

(C) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2007.

(D) All or a portion of this security has been pledged as collateral for securities sold short. The total value of collateral for securities sold short at December 31, 2007 was $720,565 ($ Thousands).

(E) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(F) Zero Coupon Bond -- The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on December 31, 2007. The coupon on a step bond changes on a specified date.

ADR -- American Depositary Receipt
ARM -- Adjustable Rate Mortgage
Cl -- Class
CMBS -- Commercial Mortgage-Backed Securities
CMO -- Collateralized Mortgage Obligation
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
PLC -- Public Limited Company
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced

@ At December 31, 2007, the tax basis cost of the Fund's investments, excluding securities sold short and written options, was $1,860,695 (Thousands), and the unrealized appreciation and depreciation were $179,722 (Thousands) and $(91,749) (Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

S & P 500 Index Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMONSTOCK -- 98.2%

CONSUMER DISCRETIONARY -- 8.3%
   Abercrombie & Fitch, Cl A (B)                         11,000   $         880
   Amazon.com (B)*                                       38,700           3,585
   Apollo Group, Cl A*                                   17,503           1,228
   AutoNation (B)*                                       18,826             295
   Autozone*                                              5,894             707
   Bed Bath & Beyond (B)*                                32,933             968
   Best Buy (B)                                          45,341           2,387
   Big Lots (B)*                                         13,713             219
   Black & Decker (B)                                     8,209             572
   Brunswick                                             11,315             193
   Carnival                                              56,484           2,513
   CBS, Cl B (B)                                         88,601           2,414
   Centex (B)                                            14,944             377
   Circuit City Stores (B)                               17,754              75
   Clear Channel Communications                          62,063           2,142
   Coach*                                                46,310           1,416
   Comcast, Cl A (B)*                                   388,144           7,088
   Darden Restaurants                                    18,113             502
   Dillard's, Cl A (B)                                    7,605             143
   DIRECTV Group*                                        92,900           2,148
   DR Horton (B)                                         34,149             450
   Eastman Kodak (B)                                     35,910             785
   EW Scripps, Cl A                                      10,400             468
   Expedia (B)*                                          25,500             806
   Family Dollar Stores                                  18,922             364
   Ford Motor (B)*                                      273,909           1,843
   Fortune Brands                                        19,019           1,376
   GameStop, Cl A*                                       19,600           1,217
   Gannett (B)                                           29,347           1,145
   Gap (B)                                               60,931           1,297
   General Motors (B)                                    70,748           1,761
   Genuine Parts (B)                                     21,336             988
   Goodyear Tire & Rubber*                               24,993             705
   H&R Block                                             40,304             748
   Harley-Davidson (B)                                   31,008           1,448
   Harman International Industries                        7,100             523
   Harrah's Entertainment                                23,287           2,067
   Hasbro                                                17,791             455
   Home Depot                                           214,764           5,786
   IAC/InterActive (B)*                                  22,800             614
   International Game Technology                         40,956           1,799
   Interpublic Group (B)*                                58,601             475
   JC Penney                                             28,180           1,240
   Johnson Controls                                      76,657           2,763
   Jones Apparel Group                                    9,790             157
   KB Home (B)                                            9,655             209
   Kohl's (B)*                                           39,447           1,807
   Leggett & Platt (B)                                   22,154             386
   Lennar, Cl A (B)                                      17,207             308
   Liz Claiborne                                         12,923             263
   Lowe's                                               184,136           4,165
   Brands (B)                                            38,927             737
   Macy's                                                56,464           1,461
   Marriott International, Cl A                          39,440           1,348
   Mattel                                                44,318             844
   McDonald's                                           150,060           8,840
   McGraw-Hill                                           42,321           1,854
   Meredith (B)                                           4,863             267
   New York Times, Cl A (B)                              17,992             315
   Newell Rubbermaid                                     34,747             899
   News, CL A                                            13,800             283
   News, Cl A                                           280,633           5,750
   Nike, Cl B                                            49,494           3,179
   Nordstrom (B)                                         23,702             871

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Office Depot*                                         34,620   $         482
   OfficeMax                                              9,393             194
   Omnicom Group (B)                                     42,404           2,015
   Polo Ralph Lauren (B)                                  7,700             476
   Pulte Homes (B)                                       26,555             280
   RadioShack (B)                                        17,025             287
   Sears Holdings (B)*                                    9,165             935
   Sherwin-Williams                                      13,916             808
   Snap-On                                                7,353             355
   Stanley Works                                         10,379             503
   Staples                                               89,614           2,067
   Starbucks*                                            94,758           1,940
   Starwood Hotels & Resorts Worldwide                   24,535           1,080
   Target                                               104,919           5,246
   Tiffany (B)                                           16,973             781
   Time Warner                                          457,514           7,554
   TJX (B)                                               54,967           1,579
   VF                                                    11,214             770
   Viacom, Cl B*                                         84,401           3,707
   Walt Disney (B)                                      241,327           7,790
   Washington Post, Cl B                                    730             578
   Wendy's International                                 10,808             279
   Whirlpool                                              9,805             800
   Wyndham Worldwide                                     22,602             533
   Yum! Brands                                           65,770           2,517
                                                                  --------------
                                                                        138,474
                                                                  --------------
CONSUMER STAPLES -- 10.1%
   Altria Group                                         267,756          20,237
   Anheuser-Busch                                        92,474           4,840
   Archer-Daniels-Midland                                80,966           3,759
   Avon Products (B)                                     55,551           2,196
   Brown-Forman, Cl B                                    11,476             851
   Campbell Soup                                         27,275             975
   Clorox (B)                                            18,242           1,189
   Coca-Cola                                            253,096          15,533
   Coca-Cola Enterprises                                 34,817             906
   Colgate-Palmolive                                     64,893           5,059
   ConAgra Foods                                         61,752           1,469
   Constellation Brands, Cl A (B)*                       24,100             570
   Costco Wholesale                                      54,618           3,810
   CVS Caremark (B)                                     188,295           7,485
   Dean Foods                                            16,100             416
   Estee Lauder, Cl A                                    14,500             632
   General Mills                                         42,891           2,445
   Hershey                                               21,612             852
   HJ Heinz                                              41,149           1,921
   Kellogg (B)                                           34,267           1,797
   Kimberly-Clark                                        54,399           3,772
   Kraft Foods, Cl A                                    195,688           6,385
   Kroger                                                88,059           2,352
   McCormick                                             16,261             616
   Molson Coors Brewing, Cl B                            17,046             880
   Pepsi Bottling Group                                  16,436             649
   PepsiCo                                              204,267          15,504
   Procter & Gamble                                     394,876          28,992
   Reynolds American (B)                                 21,440           1,414
   Safeway                                               55,046           1,883
   Sara Lee                                              91,687           1,473
   SUPERVALU                                             25,997             975
   SYSCO                                                 78,620           2,454
   Tyson Foods, Cl A                                     31,590             484
   UST (B)                                               20,040           1,098
   Wal-Mart Stores                                      300,111          14,264
   Walgreen                                             126,344           4,811
   Whole Foods Market (B)                                17,600             718


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

S & P 500 Index Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   WM Wrigley Jr                                         28,360   $       1,660
                                                                  --------------
                                                                        167,326
                                                                  --------------
ENERGY -- 12.6%
   Anadarko Petroleum                                    58,680           3,855
   Apache                                                42,500           4,570
   Baker Hughes                                          40,934           3,320
   BJ Services                                           36,656             889
   Chesapeake Energy (B)                                 57,600           2,258
   Chevron                                              268,397          25,049
   ConocoPhillips                                       203,225          17,945
   Consol Energy                                         22,800           1,631
   Devon Energy                                          56,213           4,998
   El Paso                                               87,294           1,505
   ENSCO International                                   18,900           1,127
   EOG Resources (B)                                     31,744           2,833
   Exxon Mobil                                          693,236          64,949
   Halliburton                                          111,079           4,211
   Hess (B)                                              35,075           3,538
   Marathon Oil                                          90,956           5,536
   Murphy Oil (B)                                        23,463           1,991
   Nabors Industries *                                   34,778             952
   National Oilwell Varco*                               44,768           3,289
   Noble                                                 33,542           1,895
   Noble Energy                                          21,400           1,702
   Occidental Petroleum                                 105,704           8,138
   Peabody Energy (B)                                    33,100           2,040
   Range Resources                                       19,100             981
   Rowan (B)                                             13,797             544
   Schlumberger                                         151,562          14,909
   Smith International (B)                               24,900           1,839
   Spectra Energy                                        81,961           2,116
   Sunoco                                                15,157           1,098
   Tesoro                                                17,100             816
   Transocean (B)                                        39,902           5,712
   Valero Energy                                         70,408           4,931
   Weatherford International  (B)*                       42,354           2,905
   Williams                                              76,565           2,739
   XTO Energy                                            59,418           3,052
                                                                  --------------
                                                                        209,863
                                                                  --------------
FINANCIALS -- 17.3%
   ACE                                                   42,585           2,631
   Aflac                                                 62,708           3,927
   Allstate                                              71,759           3,748
   AMBAC Financial Group (B)                             12,814             330
   American Capital Strategies(B)                        25,000             824
   American Express                                     148,015           7,700
   American International Group                         322,271          18,788
   Ameriprise Financial                                  30,184           1,663
   AON (B)                                               36,429           1,737
   Apartment Investment
   & Management, Cl A+                                   12,162             422
   Assurant (B)                                          11,600             776
   AvalonBay Communities+ (B)                             9,900             932
   Bank of America                                      564,370          23,286
   Bank of New York Mellon                              144,686           7,055
   BB&T                                                  71,097           2,181
   Bear Stearns (B)                                      15,098           1,332
   Boston Properties+ (B)                                14,900           1,368
   Capital One Financial (B)                             50,562           2,390
   CB Richard Ellis Group, Cl A (B)*                     23,400             504
   Charles Schwab (B)                                   116,727           2,982
   Chubb                                                 49,356           2,694
   Cincinnati Financial                                  21,579             853
   CIT Group                                             24,208             582

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Citigroup                                            632,646   $      18,625
   CME Group                                              6,847           4,697
   Comerica                                              19,683             857
   Commerce Bancorp (B)                                  23,400             892
   Countrywide Financial (B)                             73,771             660
   Developers Diversified Realty+ (B)                    15,900             609
   Discover Financial Services                           57,530             868
   E*Trade Financial (B)*                                53,439             190
   Equity Residential+                                   34,140           1,245
   Fannie Mae                                           123,781           4,949
   Federated Investors, Cl B                             11,145             459
   Fifth Third Bancorp (B)                               67,211           1,689
   First Horizon National (B)                            15,715             285
   Franklin Resources                                    20,315           2,325
   Freddie Mac                                           84,359           2,874
   General Growth Properties+ (B)                        30,700           1,264
   Genworth Financial, Cl A                              54,900           1,397
   Goldman Sachs Group                                   50,462          10,852
   Hartford Financial Services Group                     40,386           3,521
   Host Hotels & Resorts+ (B)                            65,100           1,109
   Hudson City Bancorp                                   67,700           1,017
   Huntington Bancshares                                 45,575             673
   IntercontinentalExchange (B)*                          8,600           1,655
   Janus Capital Group                                   18,777             617
   JPMorgan Chase                                       426,872          18,633
   Keycorp                                               48,583           1,139
   Kimco Realty+ (B)                                     32,200           1,172
   Legg Mason                                            16,400           1,200
   Lehman Brothers Holdings (B)                          66,706           4,365
   Leucadia National (B)                                 21,200             999
   Lincoln National                                      34,898           2,032
   Loews                                                 56,773           2,858
   M&T Bank                                               9,561             780
   Marsh & McLennan                                      67,050           1,775
   Marshall & Ilsley                                     34,070             902
   MBIA (B)                                              16,227             302
   Merrill Lynch                                        107,947           5,795
   MetLife                                               94,505           5,823
   MGIC Investment (B)                                   10,395             233
   Moody's (B)                                           28,208           1,007
   Morgan Stanley                                       133,861           7,109
   National City (B)                                     78,248           1,288
   Northern Trust                                        24,805           1,900
   NYSE Euronext                                         34,200           3,002
   Plum Creek Timber+ (B)                                22,135           1,019
   PNC Financial Services Group                          44,383           2,914
   Principal Financial Group                             33,448           2,303
   Progressive                                           89,568           1,716
   Prologis+ (B)                                         32,060           2,032
   Prudential Financial                                  57,366           5,337
   Public Storage+                                       15,328           1,125
   Regions Financial                                     89,963           2,128
   Safeco                                                11,238             626
   Simon Property Group+ (B)                             28,809           2,502
   SLM (B)                                               51,343           1,034
   Sovereign Bancorp (B)                                 45,144             515
   State Street                                          48,691           3,954
   SunTrust Banks                                        45,096           2,818
   Synovus Financial                                     40,875             984
   T Rowe Price Group (B)                                33,208           2,022
   Torchmark                                             12,205             739
   Travelers                                             81,232           4,370
   Unum Group (B)                                        47,652           1,134
   US Bancorp                                           219,606           6,970
   Vornado Realty Trust+ (B)                             17,514           1,540
   Wachovia (B)                                         250,660           9,533
   Washington Mutual                                    109,219           1,486


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

S & P 500 Index Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Wells Fargo                                          425,106   $      12,834
   XL Capital, Cl A (B)                                  22,605           1,137
   Zions Bancorporation                                  13,760             642
                                                                  --------------
                                                                        287,762
                                                                  --------------
HEALTH CARE -- 11.8%
   Abbott Laboratories                                  196,568          11,037
   Aetna                                                 62,902           3,631
   Allergan                                              39,666           2,548
   AmerisourceBergen                                     22,296           1,000
   Amgen*                                               138,193           6,418
   Applera -- Applied Biosystems Group                   22,457             762
   Barr Pharmaceuticals*                                 13,300             706
   Baxter International                                  80,038           4,646
   Becton Dickinson                                      30,562           2,554
   Biogen Idec*                                          37,400           2,129
   Boston Scientific*                                   166,612           1,938
   Bristol-Myers Squibb                                 251,601           6,672
   Cardinal Health                                       46,655           2,694
   Celgene*                                              49,700           2,297
   Cigna                                                 36,171           1,943
   Coventry Health Care*                                 19,413           1,150
   Covidien                                              64,282           2,847
   CR Bard                                               12,888           1,222
   Eli Lilly                                            125,530           6,702
   Express Scripts*                                      32,652           2,384
   Forest Laboratories*                                  39,763           1,449
   Genzyme*                                              34,232           2,548
   Gilead Sciences*                                     117,776           5,419
   Hospira*                                              19,504             832
   Humana*                                               20,797           1,566
   IMS Health                                            24,395             562
   Johnson & Johnson                                    363,856          24,269
   King Pharmaceuticals*                                 30,386             311
   Laboratory of America Holdings (B)*                   14,263           1,077
   McKesson                                              37,369           2,448
   Medco Health Solutions*                               33,558           3,403
   Medtronic                                            144,217           7,250
   Merck                                                276,817          16,086
   Millipore*                                             6,793             497
   Mylan Laboratories (B)                                41,211             579
   Patterson (B)*                                        17,400             591
   PerkinElmer                                           15,240             397
   Pfizer                                               868,004          19,730
   Quest Diagnostics (B)                                 19,824           1,049
   Schering-Plough                                      205,972           5,487
   St. Jude Medical*                                     44,494           1,808
   Stryker*                                              29,642           2,215
   Tenet Healthcare (B)*                                 58,976             300
   Thermo Fisher Scientific*                             54,343           3,134
   UnitedHealth Group                                   163,947           9,542
   Varian Medical Systems*                               16,100             840
   Waters*                                               12,697           1,004
   Watson Pharmaceuticals (B)*                           12,771             347
   Wellpoint*                                            72,661           6,375
   Wyeth                                                170,966           7,555
   Zimmer Holdings*                                      29,655           1,962
                                                                  --------------
                                                                        195,912
                                                                  --------------
INDUSTRIALS -- 11.3%
   3M                                                    91,082           7,680
   Allied Waste Industries*                              31,842             351
   Avery Dennison (B)                                    13,615             723
   Boeing                                                98,332           8,600
   Burlington Northern Santa Fe                          38,424           3,198
   Caterpillar                                           81,297           5,899

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   CH Robinson Worldwide                                 21,600   $       1,169
   Cintas                                                17,007             572
   Cooper Industries, Cl A (B)                           22,786           1,205
   CSX                                                   54,350           2,390
   Cummins                                               13,070           1,665
   Danaher (B)                                           32,048           2,812
   Deere                                                 56,402           5,252
   Dover (B)                                             25,637           1,182
   Eaton                                                 18,269           1,771
   Emerson Electric                                     100,706           5,706
   Equifax                                               17,225             626
   Expeditors International
     Washington (B)                                      26,500           1,184
   FedEx (B)                                             39,805           3,549
   Fluor (B)                                             11,022           1,606
   General Dynamics                                      51,626           4,594
   General Electric                                   1,282,107          47,528
   Goodrich                                              15,720           1,110
   Honeywell International                               95,155           5,859
   Illinois Tool Works (B)                               53,324           2,855
   Ingersoll-Rand, Cl A                                  35,506           1,650
   ITT                                                   22,700           1,499
   Jacobs Engineering Group*                             14,900           1,425
   L-3 Communications Holdings                           16,323           1,729
   Lockheed Martin                                       43,794           4,610
   Manitowoc                                             15,700             767
   Masco (B)                                             45,668             987
   Monster Worldwide (B)*                                16,034             519
   Norfolk Southern                                      50,026           2,523
   Northrop Grumman                                      43,519           3,422
   Paccar (B)                                            47,591           2,593
   Pall                                                  15,395             621
   Parker Hannifin                                       21,771           1,640
   Pitney Bowes                                          27,575           1,049
   Precision Castparts                                   17,300           2,399
   Raytheon                                              55,268           3,355
   Robert Half International                             21,027             569
   Rockwell Automation                                   19,126           1,319
   Rockwell Collins                                      21,078           1,517
   RR Donnelley & Sons                                   27,311           1,031
   Ryder System                                           7,554             355
   Southwest Airlines (B)                                92,249           1,125
   Terex*                                                12,800             839
   Textron                                               31,298           2,232
   Trane                                                 21,833           1,020
   Tyco International                                    63,882           2,533
   Union Pacific                                         33,047           4,151
   United Parcel Service, Cl B (B)                      133,490           9,440
   United Technologies                                  124,983           9,566
   Waste Management                                      65,828           2,151
   WW Grainger                                            8,265             723
                                                                  --------------
                                                                        188,445
                                                                  --------------
INFORMATION TECHNOLOGY -- 16.4%
   Adobe Systems*                                        73,936           3,159
   Advanced Micro Devices (B)*                           80,563             604
   Affiliated Computer Services, Cl A (B)*               12,349             557
   Agilent Technologies*                                 48,106           1,767
   Akamai Technologies (B)*                              20,400             706
   Altera (B)                                            41,151             795
   Analog Devices (B)                                    39,599           1,255
   Apple*                                               111,292          22,045
   Applied Materials                                    177,550           3,153
   Autodesk*                                             29,017           1,444
   Automatic Data Processing                             67,850           3,021
   BMC Software*                                         25,549             911
   Broadcom, Cl A*                                       59,236           1,549


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

S & P 500 Index Fund
December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   CA (B)                                                51,127   $       1,276
   Ciena*                                                10,642             363
   Cisco Systems*                                       771,163          20,875
   Citrix Systems (B)*                                   25,242             960
   Cognizant Technology
     Solutions, Cl A (B)*                                35,600           1,208
   Computer Sciences*                                    21,633           1,070
   Compuware (B)*                                        33,875             301
   Convergys*                                            17,076             281
   Corning                                              198,578           4,764
   Dell*                                                283,574           6,950
   eBay*                                                143,232           4,754
   Electronic Arts*                                      40,478           2,364
   Electronic Data Systems                               63,102           1,308
   EMC*                                                 264,440           4,900
   Fidelity National Information Services                20,365             847
   Fiserv*                                               21,380           1,186
   Google, Cl A*                                         29,416          20,341
   Hewlett-Packard                                      327,852          16,550
   Intel                                                742,694          19,800
   International Business Machines (B)                  175,090          18,927
   Intuit*                                               42,786           1,353
   Jabil Circuit                                         23,079             352
   JDS Uniphase (B)*                                     26,456             352
   Juniper Networks (B)*                                 66,900           2,221
   Kla-Tencor                                            23,171           1,116
   Lexmark International, Cl A*                          12,039             420
   Linear Technology (B)                                 27,494             875
   LSI Logic (B)*                                        88,746             471
   MEMC Electronic Materials*                            29,300           2,593
   Microchip Technology (B)                              27,100             852
   Micron Technology (B)*                                94,369             684
   Microsoft                                          1,022,162          36,389
   Molex                                                 17,760             485
   Motorola                                             287,806           4,616
   National Semiconductor (B)                            29,837             676
   Network Appliance*                                    43,776           1,093
   Novell (B)*                                           42,389             291
   Novellus Systems (B)*                                 13,927             384
   Nvidia*                                               71,348           2,427
   Oracle*                                              500,756          11,307
   Paychex (B)                                           42,456           1,538
   QLogic*                                               15,948             227
   Qualcomm                                             207,532           8,166
   SanDisk*                                              28,400             942
   Sun Microsystems*                                    107,402           1,947
   Symantec*                                            112,547           1,817
   Tellabs*                                              54,699             358
   Teradata*                                             22,368             613
   Teradyne*                                             23,707             245
   Texas Instruments                                    176,734           5,903
   Tyco Electronics                                      64,282           2,387
   Unisys*                                               43,195             204
   VeriSign (B)*                                         27,200           1,023
   Western Union                                         96,512           2,343
   Xerox*                                               119,836           1,940
   Xilinx                                                35,709             781
   Yahoo! (B)*                                          168,138           3,911
                                                                  --------------
                                                                        273,293
                                                                  --------------
MATERIALS -- 3.3%
   Air Products & Chemicals                              27,826           2,744
   Alcoa (B)                                            106,735           3,901
   Allegheny Technologies                                12,759           1,102
   Ashland                                                6,993             332
   Ball                                                  12,891             580
   Bemis (B)                                             13,090             358

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Dow Chemical                                         120,875   $       4,765
   Eastman Chemical                                      10,508             642
   Ecolab (B)                                            22,230           1,138
   EI Du Pont de Nemours                                113,335           4,997
   Freeport-McMoRan
     Copper & Gold, Cl B (B)                             48,268           4,945
   Hercules                                              14,607             283
   International Flavors & Fragrances                     9,494             457
   International Paper                                   53,370           1,728
   MeadWestvaco                                          22,815             714
   Monsanto                                              69,348           7,745
   Newmont Mining                                        58,308           2,847
   Nucor                                                 37,282           2,208
   Pactiv (B)*                                           16,587             442
   PPG Industries                                        20,545           1,443
   Praxair                                               39,799           3,531
   Rohm & Haas                                           15,222             808
   Sealed Air (B)                                        20,128             466
   Sigma-Aldrich (B)                                     16,536             903
   Titanium Metals (B)*                                  10,900             288
   United States Steel                                   14,826           1,793
   Vulcan Materials (B)                                  14,249           1,127
   Weyerhaeuser                                          27,188           2,005
                                                                  --------------
                                                                         54,292
                                                                  --------------
TELECOMMUNICATION SERVICES -- 3.6%
   American Tower, Cl A*                                 51,200           2,181
   AT&T                                                 769,058          31,962
   CenturyTel                                            13,960             579
   Citizens Communications (B)                           42,331             539
   Embarq                                                18,786             930
   Qwest Communications
     International (B)*                                 204,926           1,436
   Sprint Nextel                                        358,322           4,705
   Verizon Communications                               367,222          16,044
   Windstream                                            59,646             777
                                                                  --------------
                                                                         59,153
                                                                  --------------
UTILITIES -- 3.5%
   AES*                                                  83,090           1,777
   Allegheny Energy*                                     20,568           1,308
   Ameren (B)                                            25,844           1,401
   American Electric Power                               51,715           2,408
   Centerpoint Energy                                    40,068             686
   CMS Energy (B)                                        27,892             485
   Consolidated Edison                                   35,433           1,731
   Constellation Energy Group                            22,599           2,317
   Dominion Resources (B)                                73,440           3,485
   DTE Energy (B)                                        21,045             925
   Duke Energy                                          162,422           3,276
   Dynegy, Cl A*                                         63,889             456
   Edison International                                  40,753           2,175
   Entergy                                               25,064           2,996
   Exelon                                                83,454           6,813
   FirstEnergy                                           39,287           2,842
   FPL Group                                             51,120           3,465
   Integrys Energy Group                                  9,434             488
   Nicor (B)                                              5,525             234
   NiSource                                              34,279             647
   Pepco Holdings                                        24,200             710
   PG&E                                                  46,029           1,983
   Pinnacle West Capital (B)                             12,549             532
   PPL                                                   48,071           2,504
   Progress Energy (B)                                   33,683           1,631
   Public Service Enterprise Group                       32,765           3,219
   Questar                                               21,400           1,158


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

S & P 500 Index Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                             Shares/Face Amount   Market Value
Description                                 ($ Thousands)         ($ Thousands)
--------------------------------------------------------------------------------
   Sempra Energy                                         32,865   $       2,034
   Southern (B)                                          95,635           3,706
   TECO Energy                                           26,212             451
   Xcel Energy (B)                                       55,019           1,242
                                                                  --------------
                                                                         59,085
                                                                  --------------
Total Common Stock
   (Cost $768,230) ($ Thousands)                                      1,633,605
                                                                  --------------
CORPORATE OBLIGATION (C) (E) -- 0.2%

FINANCIALS -- 0.2%
   SLM MTN, Ser S
    5.038%, 01/15/08                                 $    3,521           3,521
                                                                  --------------
Total Corporate Obligation
   (Cost $3,521) ($ Thousands)                                            3,521
                                                                  --------------
CASH EQUIVALENTS ** ++ -- 13.1%
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 4.970%                   30,489,561          30,490
   SEI Liquidity Fund L.P., 4.980% (C)              187,552,416         187,552
                                                                  --------------
Total Cash Equivalents
   (Cost $218,042) ($ Thousands)                                        218,042
                                                                  --------------
U. S. TREASURY OBLIGATION (A) (D) -- 0.2%
   U.S. Treasury Bill
   3.003%, 03/06/08                                       2,960           2,944
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $2,944) ($ Thousands)                                            2,944
                                                                  --------------
Total Investments -- 111.7%
   (Cost $992,737) ($ Thousands) @                                $   1,858,112
                                                                  ==============

A summary of the open futures contracts held by the Fund at December 31, 2007, is as follows:
--------------------------------------------------------------------------------
                                          NUMBER
                                            OF
                                         CONTRACTS                  UNREALIZED
TYPE OF                                    LONG      EXPIRATION   APPRECIATION
CONTRACT                                  (SHORT)       DATE      ($ THOUSANDS)
--------------------------------------------------------------------------------
S&P 500 Index E-MINI                        557       Mar-2008           $  562
                                                                  ==============

--------------------------------------------------------------------------------

Percentages are based on Net Assets of $1,664,020 ($ Thousands).

*     Non-Income Producing Security

**    Rate shown is the 7-day effective yield as of December 31, 2007.

+     Real Estate Investments Trust.

++    Investment in Affiliated Security.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at December 31, 2007. The total value of securities on loan at December 31, 2007 was $184,637 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2007 was $191,073 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2007.

Cl    -- Class

L.P.  -- Limited Partnership

MTN   -- Medium Term Note

Ser   -- Series

@ At December 31, 2007, the tax basis cost of the Fund's investments was $992,737 (Thousands), and the unrealized appreciation and depreciation were $904,980 (Thousands) and $(39,605) (Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Small Cap Value Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK--92.0%

CONSUMER DISCRETIONARY -- 11.9%
   Advance Auto Parts (B)                                40,700   $       1,546
   Aftermarket Technology (B)*                           52,520           1,432
   American Axle & Manufacturing
     Holdings (B)                                       102,189           1,903
   American Greetings, Cl A (B)                          76,583           1,555
   AnnTaylor Stores*                                     70,300           1,797
   Arctic Cat (B)                                        43,600             521
   ArvinMeritor (B)                                      66,000             774
   Bebe Stores (B)                                      132,755           1,707
   Belo, Cl A                                           142,468           2,485
   Blyth                                                 25,900             568
   California Pizza Kitchen*                             20,900             325
   Callaway Golf                                          5,800             101
   Carrols Restaurant Group*                             64,800             621
   Carter's*                                            118,000           2,283
   Casual Male Retail Group*                             30,300             157
   Cato, Cl A                                            59,500             932
   CBRL Group (B)                                        68,000           2,203
   Champion Enterprises (B)*                             73,600             693
   Charlotte Russe Holding*                              50,500             816
   Chico's FAS*                                          78,600             710
   Childrens Place Retail Stores*                        87,600           2,271
   CKE Restaurants                                       22,500             297
   Collective Brands*                                    25,800             449
   Cooper Tire & Rubber (B)                             173,955           2,884
   Corinthian Colleges (B)*                             125,500           1,933
   CSK Auto (B)*                                         51,651             259
   CSS Industries (B)                                    17,900             657
   Dana (B)                                             412,700              10
   Dress Barn*                                           33,300             417
   Ethan Allen Interiors (B)                            185,037           5,274
   FTD Group                                             51,100             658
   Furniture Brands International (B)                    93,300             939
   Gaylord Entertainment (B)*                            17,700             716
   Group 1 Automotive (B)                                11,000             261
   Gymboree*                                             10,400             317
   Handleman (B)                                         49,600              85
   Hooker Furniture                                      14,600             293
   Ihop (B)                                              21,600             790
   Jack in the Box (B)*                                  29,000             747
   Jackson Hewitt Tax Service (B)                        17,200             546
   Jakks Pacific*                                        82,400           1,945
   Jarden*                                               44,986           1,062
   Jo-Ann Stores*                                        37,000             484
   Journal Communications, Cl A                         190,900           1,707
   Journal Register                                      62,500             110
   Kellwood                                             114,300           1,902
   Lakeland Industries*                                  99,560           1,142
   Leapfrog Enterprises (B)*                            127,326             857
   Lear (B)*                                             51,100           1,413
   Lee Enterprises                                       62,100             910
   Libbey                                               106,093           1,681
   Lifetime Brands                                       88,700           1,151
   Lin TV, Cl A*                                         28,600             348
   LKQ (B)*                                             126,900           2,667
   M/I Homes (B)                                          2,200              23
   Maidenform Brands*                                    12,600             170
   MarineMax (B)*                                       101,500           1,573
   Marriott International, Cl A                          99,000           3,384
   Marvel Entertainment (B)*                             50,000           1,336
   MDC Partners, Cl A (Canada)*                         394,980           3,847
   Men's Wearhouse                                       24,033             648
   Modine Manufacturing                                  89,800           1,483

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Morgans Hotel Group (B)*                             102,378    $      1,974
   Movado Group                                          27,000             683
   Nautilus (B)                                          37,400             181
   Nexstar Broadcasting Group, Cl A*                     10,300              94
   Orbitz Worldwide*                                     83,800             712
   Orient-Express Hotels, Cl A (B)                       37,300           2,145
   Pacific Sunwear Of California (B)*                   102,782           1,450
   Perry Ellis International*                            53,650             825
   PF Chang's China Bistro*                              20,000             457
   Pier 1 Imports (B)*                                  304,000           1,590
   Pinnacle Entertainment (B)*                          120,000           2,827
   Polaris Industries (B)                                44,300           2,116
   Pool (B)                                              38,700             767
   Princeton Review*                                     33,560             280
   Quiksilver (B)*                                      289,500           2,484
   RC2*                                                  26,962             757
   Regis (B)                                             46,953           1,313
   Rent-A-Center*                                       172,200           2,500
   Ruby Tuesday (B)                                      52,100             508
   Ruth's Chris Steak House (B)*                         75,700             677
   Ryland Group (B)                                      19,000             523
   Sally Beauty Holdings (B)*                           177,462           1,606
   Sauer-Danfoss                                          6,500             163
   Scholastic (B)*                                       70,700           2,467
   Shoe Carnival*                                        62,700             885
   Sinclair Broadcast Group, Cl A (B)                    65,900             541
   Skechers U.S.A., Cl A*                                33,700             657
   Smith & Wesson Holding*                               54,500             332
   Sonic Automotive, Cl A (B)                           151,200           2,927
   Stoneridge*                                           38,900             313
   Talbots (B)                                          173,200           2,047
   Tempur-Pedic International (B)                        24,400             634
   Thor Industries (B)                                   19,400             737
   Trans World Entertainment*                            56,100             275
   Tupperware Brands                                     49,200           1,625
   Tween Brands*                                         11,100             294
   Vail Resorts (B)*                                     62,164           3,345
   Valassis Communications*                              46,000             538
   Warnaco Group*                                        11,600             404
   Warner Music Group (B)                               207,100           1,255
   WMS Industries*                                       76,200           2,792
   World Wrestling Entertainment, Cl A                   90,100           1,330
   Zale (B)*                                            132,100           2,122
                                                                  -------------
                                                                        124,927
                                                                  -------------
CONSUMER STAPLES -- 4.2%
   Alliance One International*                          307,320           1,251
   BJ's Wholesale Club*                                 137,900           4,665
   Casey's General Stores                                38,710           1,146
   Central Garden and Pet (B)*                          100,695             580
   Central Garden and Pet, Cl A (B)*                     79,872             428
   Chiquita Brands International (B)*                    83,700           1,539
   Corn Products International                           48,468           1,781
   Dean Foods                                            65,096           1,683
   Del Monte Foods                                       71,600             677
   Elizabeth Arden (B)*                                  77,136           1,570
   Fresh Del Monte Produce                                5,900             198
   Hain Celestial Group (B)*                             97,000           3,104
   JM Smucker                                            19,706           1,014
   Lancaster Colony                                      17,200             683
   Longs Drug Stores                                     63,700           2,994
   Molson Coors Brewing, Cl B                            73,200           3,779
   Nash Finch (B)                                        42,900           1,514
   Pantry (B)*                                           89,877           2,348
   Performance Food Group (B)*                           43,747           1,175
   Prestige Brands Holdings*                              9,300              70


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Small Cap Value Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Ralcorp Holdings (B)*                                 41,636   $       2,531
   Ruddick (B)                                          130,300           4,517
   Sanderson Farms (B)                                   70,800           2,392
   Universal                                             35,000           1,793
   Weis Markets                                          23,600             943
                                                                  -------------
                                                                         44,375
                                                                  -------------
ENERGY -- 6.4%
   Alon USA Energy                                       17,200             468
   American Oil & Gas*                                   68,500             397
   Atlas America                                         33,323           1,972
   Aurora Oil & Gas*                                     80,440             125
   Berry Petroleum, Cl A (B)                             49,588           2,204
   Bois d'Arc Energy*                                    33,200             659
   Bronco Drilling*                                       5,000              74
   Cal Dive International (B)*                          191,087           2,530
   Cimarex Energy (B)                                    85,800           3,649
   Complete Production Services (B)*                     89,100           1,601
   Comstock Resources*                                   67,900           2,309
   Delek US Holdings                                     46,900             949
   Delta Petroleum (B)*                                  81,000           1,527
   Double Hull Tankers                                   71,400             874
   Dresser-Rand Group*                                   58,500           2,284
   Edge Petroleum                                       111,300             660
   Energy Partners*                                     118,701           1,402
   Exterran Holdings*                                     4,600             376
   Forest Oil*                                            9,050             460
   GeoMet*                                              177,615             924
   Global Industries *                                   89,100           1,909
   Goodrich Petroleum (B)*                               61,601           1,393
   Grey Wolf (B)*                                       631,300           3,365
   Gulf Island Fabrication                                7,600             241
   Gulfmark Offshore*                                     7,400             346
   Holly                                                  8,600             438
   ION Geophysical (B)*                                 167,300           2,640
   Lufkin Industries                                     18,000           1,031
   Mariner Energy (B)*                                  118,220           2,705
   Newpark Resources*                                   250,200           1,364
   North American Energy Partners
     (Canada)*                                           57,900             785
   Oil States International*                             51,700           1,764
   Parker Drilling*                                     139,000           1,049
   Rosetta Resources (B)*                               152,600           3,026
   RPC (B)                                              232,400           2,721
   SEACOR Holdings*                                      13,100           1,215
   St Mary Land & Exploration                            31,700           1,224
   Stone Energy (B)*                                     42,900           2,012
   Superior Energy Services*                             33,300           1,146
   Swift Energy*                                        137,772           6,066
   Tesoro                                                17,000             811
   Tetra Technologies*                                   93,400           1,454
   Union Drilling*                                        4,000              63
   Uranium Resources*                                    21,130             264
   W-H Energy Services*                                  48,565           2,730
                                                                  -------------
                                                                         67,206
                                                                  -------------
FINANCIALS -- 22.7%
   1st Source (B)                                         8,800             152
   Acadia Realty Trust+ (B)                              33,200             850
   Advance America Cash Advance
     Centers                                             46,700             474
   Advanta, Cl B (B)                                     64,200             518
   AMB Property+ (B)                                     41,200           2,371
   AmCOMP*                                               23,500             220
   Amcore Financial (B)                                  70,494           1,600

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   American Equity Investment Life
     Holding (B)                                        109,232   $         906
   American Physicians Capital                           19,500             808
   Ameris Bancorp (B)                                    13,700             231
   Anchor Bancorp Wisconsin (B)                          25,500             600
   Annaly Capital Management+                            66,900           1,216
   Anthracite Capital+ (B)                               63,800             462
   Apollo Investment                                     21,100             360
   Arbor Realty Trust+ (B)                              164,162           2,645
   Ares Capital                                          34,500             505
   Ashford Hospitality Trust+ (B)                       132,600             953
   Aspen Insurance Holdings (B)                          79,100           2,281
   Assured Guaranty                                      81,400           2,160
   AvalonBay Communities+ (B)                             8,800             828
   BancFirst (B)                                         10,800             463
   Bancorpsouth                                         103,731           2,449
   Bank Mutual                                          149,311           1,578
   Bank of the Ozarks (B)                                 6,700             176
   Berkshire Hills Bancorp                               26,200             681
   BioMed Realty Trust+ (B)                              30,400             704
   Boston Private Financial Holdings (B)                 29,800             807
   Boston Properties+ (B)                                37,600           3,452
   British Land (United Kingdom)+                        77,570           1,459
   Camden Property Trust+                                46,671           2,247
   Capital Lease Funding+                               165,000           1,389
   Capstead Mortgage+                                    90,300           1,191
   Cardinal Financial (B)                               105,043             979
   Cascade Bancorp (B)                                   17,200             239
   Cash America International                            44,700           1,444
   CBL & Associates Properties+                          16,700             399
   Chemical Financial (B)                                47,600           1,132
   Citizens Republic Bancorp                             61,236             889
   City Bank (B)                                          5,650             127
   City Holding                                          37,300           1,262
   CNA Surety (B)*                                       25,500             505
   Columbia Banking System                                2,400              71
   Commerce Group                                        20,300             730
   Community Bank System (B)                             22,500             447
   CompuCredit*                                          14,800             148
   Corporate Office Properties Trust+                    19,800             624
   Cousins Properties+ (B)                               95,700           2,115
   Darwin Professional Underwriters*                     32,600             788
   Dawnay Day Sirius
     (United Kingdom) *                                 405,932             445
   Dawnay Day Treveria (United
   Kingdom) *                                           471,407             557
   DCT Industrial Trust+ (B)                             86,600             806
   Dearborn Bancorp*                                     35,900             274
   Delphi Financial Group, Cl A (B)                      43,850           1,547
   DiamondRock Hospitality+                              55,500             831
   Douglas Emmett+                                      137,900           3,118
   Duke Realty+                                          49,800           1,299
   Education Realty Trust+ (B)                           89,390           1,005
   Employers Holdings                                   126,020           2,106
   Encore Bancshares*                                    13,700             274
   Endurance Specialty Holdings (B)                      29,936           1,249
   Entertainment Properties Trust+ (B)                   18,600             874
   Equity One+ (B)                                       76,051           1,751
   Equity Residential+                                  184,900           6,743
   Evercore Partners, Cl A                               26,000             560
   FBL Financial Group, Cl A                             16,300             563
   Federal Agricultural Mortgage, Cl C                   11,500             303
   Financial Federal (B)                                 28,800             642
   First American                                        80,200           2,736
   First Community Bancshares (B)                         2,600              83
   First Financial (B)                                    7,500             213
   First Financial Bancorp (B)                          179,869           2,051


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Small Cap Value Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   First Financial Bankshares (B)                         9,701   $         365
   First Financial Holdings (B)                           8,900             244
   First Industrial Realty Trust+ (B)                    43,000           1,488
   First Merchants                                       33,400             729
   First Mercury Financial*                              48,700           1,188
   First Midwest Bancorp                                 57,200           1,750
   First Niagara Financial Group (B)                    127,900           1,540
   First State Bancorporation                            18,310             255
   FirstFed Financial (B)*                                6,300             226
   FirstMerit (B)                                       127,143           2,544
   Flagstar Bancorp (B)                                  52,400             365
   Flushing Financial (B)                                27,400             440
   Forest City Enterprises, Cl A                         57,000           2,533
   Fpic Insurance Group*                                 16,800             722
   Frontier Financial (B)                                38,650             718
   GAMCO Investors, Cl A                                 22,500           1,557
   General Growth Properties+ (B)                       155,770           6,415
   Gramercy Capital+ (B)                                120,626           2,932
   Great Southern Bancorp (B)                             4,900             108
   Greenhill (B)                                         10,800             718
   Hallmark Financial Services*                          22,100             351
   Hammerson (United Kingdom)+                           83,171           1,697
   Hancock Holding (B)                                   41,425           1,582
   Hanmi Financial (B)                                   66,000             569
   Heritage Commerce                                      6,200             114
   Hersha Hospitality Trust+                             78,700             748
   Hilb Rogal & Hobbs (B)                               122,300           4,962
   Home Bancshares                                        3,000              63
   Home Federal Bancorp                                  23,700             238
   Horace Mann Educators (B)                             65,734           1,245
   Horizon Financial                                      6,000             105
   Host Hotels & Resorts+ (B)                           447,355           7,623
   HRPT Properties Trust+                                95,700             740
   IMPAC Mortgage Holdings+ (B)                          67,100              38
   Imperial Capital Bancorp                               6,100             112
   Independent Bank                                      14,600             397
   Infinity Property & Casualty                          40,284           1,455
   Intervest Bancshares                                   4,400              76
   Investors Bancorp*                                    25,000             354
   IPC Holdings (B)                                      62,800           1,813
   Irwin Financial (B)                                   29,800             219
   KBW (B)*                                              49,900           1,277
   Kimco Realty+ (B)                                    214,300           7,801
   Land Securities Group
     (United Kingdom)+                                   51,242           1,536
   LandAmerica Financial Group (B)                        9,000             301
   LaSalle Hotel Properties+                             12,300             392
   Liberty Property Trust+                               49,800           1,435
   Luminent Mortgage Capital+ (B)                       102,700              80
   Maguire Properties+ (B)                               53,800           1,586
   Marlin Business Services*                             43,300             522
   Max Capital Group                                     49,600           1,388
   Meadowbrook Insurance Group*                         105,800             996
   Meruelo Maddux Properties*                            14,230              57
   MFA Mortgage Investments+ (B)                        191,516           1,772
   Mid-America Apartment
     Communities+                                        33,606           1,437
   Montpelier Re Holdings (B)                            65,500           1,114
   MVC Capital                                           14,600             236
   Nara Bancorp                                          22,000             257
   National Interstate                                   12,600             417
   National Retail Properties+ (B)                       77,500           1,812
   Navigators Group*                                     15,143             984
   NBT Bancorp (B)                                       56,700           1,294
   Nelnet, Cl A                                          31,200             397
   New York Community Bancorp                            49,200             865
   NewAlliance Bancshares (B)                           150,564           1,735

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Newcastle Investment+ (B)                             21,100    $        273
   Novastar Financial (B)*                                2,925               8
   Odyssey Re Holdings                                   29,400           1,079
   Old National Bancorp (B)                              64,200             960
   Old Second Bancorp (B)                                11,300             303
   Oriental Financial Group                              48,400             649
   Pacific Capital Bancorp (B)                           30,566             615
   PennantPark Investment                                49,900             500
   Pennsylvania Real Estate Investment
     Trust+ (B)                                          38,200           1,134
   Penson Worldwide*                                     20,700             297
   Pico Holdings (B)*                                    47,200           1,587
   Piper Jaffray (B)*                                    72,575           3,362
   Platinum Underwriters Holdings                        90,535           3,219
   Preferred Bank                                        23,400             609
   Presidential Life (B)                                 31,600             553
   ProAssurance (B)*                                     44,826           2,462
   Procentury                                            16,100             247
   Provident Bankshares                                  43,500             930
   PS Business Parks+                                    30,399           1,597
   Rainier Pacific Financial Group                       21,452             317
   RAIT Financial Trust+ (B)                             29,400             253
   RenaissanceRe Holdings                                28,400           1,711
   Renasant                                              23,000             496
   RLI                                                   10,900             619
   Safety Insurance Group                                14,268             523
   Saul Centers+                                         17,600             940
   SCBT Financial                                         3,100              98
   SeaBright Insurance Holdings*                         44,800             676
   Selective Insurance Group (B)                         64,900           1,492
   Signature Bank (B)*                                   45,610           1,539
   Simmons First National, Cl A                           3,900             103
   Simon Property Group+ (B)                             90,300           7,843
   South Financial Group (B)                             58,805             919
   Southside Bancshares (B)                                 800              16
   Southwest Bancorp                                     14,700             269
   Sterling Bancshares (B)                              110,274           1,231
   Stewart Information Services                         134,300           3,504
   Strategic Hotels & Resorts+ (B)                        8,900             149
   Sun Bancorp*                                           9,100             144
   Sun Communities+                                      62,000           1,306
   Sunstone Hotel Investors+ (B)                        117,600           2,151
   Superior Bancorp (B)*                                176,517             948
   Susquehanna Bancshares (B)                            49,800             918
   SVB Financial Group (B)*                              34,900           1,759
   Taylor Capital Group                                   7,100             145
   TCF Financial                                         40,672             729
   Texas Capital Bancshares*                             25,100             458
   Thomas Properties Group                               60,200             649
   TICC Capital                                          41,900             387
   Tompkins Financial (B)                                 7,100             275
   TradeStation Group*                                   68,400             972
   Trico Bancshares                                      11,700             226
   UMB Financial                                         17,769             682
   Unibail (France)+                                     12,306           2,697
   United America Indemnity, Cl A*                       19,000             379
   United Bankshares (B)                                 46,270           1,297
   United Financial Bancorp                              37,156             412
   Validus Holdings *                                    46,900           1,218
   Ventas+                                               19,600             887
   Verde Realty PIPE (G) (H)*                            21,100             696
   ViewPoint Financial Group                             14,400             238
   Virginia Commerce Bancorp (B)*                        12,000             141
   Vornado Realty Trust+                                 75,800           6,667
   Washington Federal                                    28,270             597
   WesBanco (B)                                          22,000             453
   West Coast Bancorp                                    18,900             350


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Small Cap Value Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Westfield Financial                                   78,300   $         760
   Wilshire Bancorp                                      47,000             369
   Winthrop Realty Trust+ (B)                            71,500             378
   Wintrust Financial                                    25,298             838
   WR Berkley                                            43,637           1,301
   WSFS Financial                                        24,400           1,225
   Zenith National Insurance                             57,100           2,554
                                                                  -------------
                                                                        237,982
                                                                  -------------
HEALTH CARE -- 7.5%
   Accelrys*                                            222,000           1,672
   Advanced Medical Optics (B)*                         119,900           2,941
   Albany Molecular Research*                            25,100             361
   Amedisys (B)*                                         43,600           2,115
   America Service Group*                                52,200             383
   AMN Healthcare Services*                             175,600           3,015
   Amsurg*                                               41,700           1,128
   Applera -- Celera Group (B)*                         114,000           1,809
   Apria Healthcare Group (B)*                          118,100           2,547
   Axcan Pharma (Canada)*                               191,228           4,398
   Brookdale Senior Living (B)                           49,300           1,401
   Cambrex                                              204,300           1,712
   Chemed                                                28,000           1,565
   Community Health Systems*                             90,400           3,332
   Computer Programs & Systems                           39,000             887
   Conmed (B)*                                          102,700           2,373
   Cooper (B)                                           142,991           5,434
   Cross Country Healthcare (B)*                        209,900           2,989
   Discovery Laboratories (B)*                          110,700             238
   Emergent Biosolutions*                                18,800              95
   Hanger Orthopedic Group*                              53,600             590
   Healthspring*                                        164,500           3,134
   HealthTronics*                                       151,963             698
   ICU Medical*                                          19,400             699
   IMS Health                                            50,000           1,152
   InterMune (B)*                                         6,600              88
   Kensey Nash*                                          47,890           1,433
   Kindred Healthcare (B)*                              116,175           2,902
   LCA-Vision (B)                                        17,101             341
   LifePoint Hospitals*                                  75,900           2,257
   Magellan Health Services*                             92,644           4,320
   Masimo*                                               16,600             655
   Matrixx Initiatives*                                  22,800             317
   Medical Staffing Network Holdings*                   130,900             789
   Molina Healthcare (B)*                                 7,800             302
   Myriad Genetics (B)*                                  61,500           2,855
   National Dentex*                                      36,200             584
   Neurocrine Biosciences (B)*                          123,600             561
   NovaMed*                                              42,660             181
   Omnicare (B)                                          71,672           1,635
   Orthofix International*                               10,515             610
   Owens & Minor (B)                                     24,611           1,044
   Par Pharmaceutical (B)*                               26,300             631
   Patterson*                                            48,722           1,654
   Pharmacopeia*                                        133,250             636
   PharMerica (B)*                                       78,600           1,091
   Providence Service*                                   17,300             487
   PSS World Medical (B)*                                48,839             956
   Res-Care*                                             42,973           1,081
   Sciele Pharma (B)*                                    63,300           1,294
   STERIS                                                20,100             580
   Sunrise Senior Living (B)*                            27,000             828
   Symmetry Medical*                                     61,540           1,073
   Universal American*                                   16,100             412
   Viropharma (B)*                                       29,900             237
                                                                  -------------
                                                                         78,502
                                                                  -------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
INDUSTRIALS -- 12.7%
   ABM Industries                                        51,400    $      1,048
   Actuant, Cl A                                         16,400             558
   Acuity Brands (B)                                     35,500           1,598
   Alaska Air Group (B)*                                 23,700             593
   Albany International, Cl A                            75,300           2,794
   Altra Holdings*                                       21,000             349
   American Commercial Lines (B)*                        49,300             801
   American Woodmark (B)                                 16,100             293
   AO Smith                                              30,300           1,062
   Applied Industrial Technologies                       18,425             535
   Arkansas Best (B)                                     94,500           2,073
   Astec Industries*                                     22,500             837
   Atlas Air Worldwide Holdings*                         24,000           1,301
   Avis Budget Group*                                    98,056           1,275
   Barnes Group (B)                                       5,400             180
   BE Aerospace (B)*                                     15,343             812
   Beacon Roofing Supply*                                57,400             483
   Belden                                                24,599           1,095
   Bowne                                                 39,300             692
   Brady, Cl A (B)                                       60,204           2,113
   Brink's                                               59,600           3,561
   Ceradyne*                                              3,800             178
   Chart Industries*                                     43,100           1,332
   CIRCOR International                                  29,156           1,352
   Clean Harbors (B)*                                    36,041           1,863
   Columbus McKinnon*                                    23,200             757
   Comfort Systems USA                                   59,200             757
   Commercial Vehicle Group*                             95,400           1,383
   Con-way                                               46,200           1,919
   Courier                                               29,475             973
   Crane                                                 68,500           2,939
   Curtiss-Wright                                         1,100              55
   Danaos                                                38,800           1,025
   Deluxe                                               116,800           3,842
   Diamond Management & Technology
     Consultants (B)                                    165,300           1,202
   EMCOR Group (B)*                                      41,400             978
   EnPro Industries (B)*                                 47,200           1,447
   ESCO Technologies (B)*                                45,900           1,833
   Federal Signal                                        78,029             876
   First Advantage, Cl A*                                13,300             219
   First Consulting Group*                              153,890           1,990
   G&K Services, Cl A                                    24,048             902
   GATX                                                  11,200             411
   Genco Shipping & Trading (B)                           9,400             515
   Genlyte Group*                                        17,100           1,628
   GeoEye*                                               37,900           1,275
   Goodman Global*                                       74,351           1,825
   GrafTech International (B)*                           47,100             836
   Great Lakes Dredge & Dock*                            55,375             483
   H&E Equipment Services*                               89,300           1,686
   Heartland Express (B)                                 77,600           1,100
   Hubbell, Cl B                                         47,700           2,461
   Hudson Highland Group*                               112,400             945
   ICF International*                                    16,849             426
   IDEX                                                  26,824             969
   IKON Office Solutions (B)                             94,662           1,233
   Interface, Cl A                                       54,297             886
   JetBlue Airways*                                      82,200             485
   Kadant*                                               38,487           1,142
   Kansas City Southern (B)*                             82,830           2,844
   Kaydon (B)                                            44,481           2,426
   KBR*                                                  59,600           2,312
   Kelly Services, Cl A                                  19,700             368
   Kforce*                                              167,900           1,637


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Small Cap Value Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Kirby*                                                26,300   $       1,222
   Knight Transportation (B)                             77,000           1,140
   Korn/Ferry International (B)*                         64,500           1,214
   LECG*                                                104,400           1,572
   Merrimac Industries*                                  29,200             290
   Mesa Air Group*                                      205,800             636
   Milacron (B)*                                         31,643              98
   Mueller Industries                                    33,200             962
   Mueller Water Products, Cl B (B)                      24,290             242
   Navios Maritime Holdings                              13,500             165
   Navistar International*                               16,500             894
   NCI Building Systems (B)*                             40,800           1,175
   Orbital Sciences (B)*                                102,100           2,504
   Pacer International (B)                               33,800             493
   Pall                                                 100,000           4,032
   PeopleSupport*                                       136,700           1,870
   Perini*                                               76,105           3,152
   Power-One (B)*                                       153,200             611
   Regal-Beloit (B)                                      15,600             701
   Republic Airways Holdings (B)*                        61,200           1,199
   RSC Holdings (B)*                                     67,600             848
   Rush Enterprises, Cl A*                                7,000             127
   Ryder System                                          61,800           2,905
   Saia*                                                  8,900             118
   Schawk                                                21,200             329
   School Specialty (B)*                                 42,973           1,485
   Skywest (B)                                           56,100           1,506
   Spherion (B)*                                         99,700             726
   Steelcase, Cl A (B)                                   62,200             987
   Superior Essex (B)*                                   15,600             374
   TBS International, Cl A (B)*                          20,500             678
   Tecumseh Products, Cl A*                             140,800           3,296
   Teledyne Technologies (B)*                            69,180           3,689
   Tetra Tech (B)*                                       34,245             736
   Titan Machinery*                                      24,980             327
   Trimas*                                               27,700             293
   Ultrapetrol Bahamas *                                 32,500             553
   United Rentals*                                       18,000             330
   United Stationers*                                    19,300             892
   Universal Forest Products                             16,100             474
   Waste Connections (B)*                                33,500           1,035
   Watson Wyatt Worldwide, Cl A                         100,400           4,660
   Watts Water Technologies, Cl A (B)                    36,099           1,076
   WESCO International*                                  35,097           1,391
   YRC Worldwide (B)*                                    24,900             426
                                                                   ------------
                                                                        133,201
                                                                   ------------
INFORMATION TECHNOLOGY -- 15.9%
   Actel*                                                86,500           1,182
   Alliance Semiconductor                               230,000             368
   AMIS Holdings (B)*                                    62,200             623
   Amkor Technology*                                     60,300             514
   Anaren*                                               15,500             256
   Applied Micro Circuits (B)*                           78,625             687
   ARM Holdings ADR
   (United Kingdom) (B)                                 285,900           2,116
   Arris Group (B)*                                     147,350           1,471
   ATMI*                                                 40,300           1,300
   Avanex (B)*                                          331,400             331
   Avocent (B)*                                          75,379           1,757
   Axesstel*                                            411,000             111
   BearingPoint (B)*                                    304,200             861
   Benchmark Electronics (B)*                           165,900           2,941
   Black Box                                             53,549           1,937
   Broadridge Financial Solutions                       105,800           2,373
   Brocade Communications Systems*                      649,600           4,768


--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   CACI International, Cl A (B)*                        133,081   $       5,958
   Checkpoint Systems*                                   32,700             850
   Ciber (B)*                                           124,900             763
   Cirrus Logic*                                        266,800           1,409
   Cognex                                                75,300           1,517
   Coherent (B)*                                         78,492           1,968
   Comverse Technology*                                 176,100           3,038
   Conexant Systems (B)*                                 92,500              77
   CPI International*                                    57,900             990
   CSG Systems International*                            81,900           1,206
   CTS (B)                                              174,900           1,737
   Cymer*                                                20,000             779
   Diebold                                               26,162             758
   DSP Group*                                            48,300             589
   Dycom Industries*                                    120,256           3,205
   Earthlink (B)*                                       431,200           3,049
   Electronics for Imaging (B)*                          79,700           1,792
   EMS Technologies*                                     10,600             320
   Emulex*                                              138,124           2,254
   Entegris (B)*                                        242,300           2,091
   Epicor Software (B)*                                  94,100           1,108
   Euronet Worldwide (B)*                                18,400             552
   Foundry Networks*                                    112,800           1,976
   Genesis Microchip*                                    42,400             363
   Gevity HR                                            109,700             844
   Global Cash Access Holdings (B)*                      47,400             287
   Ikanos Communications*                               140,000             753
   Imation                                               56,100           1,178
   Intevac (B)*                                          99,000           1,439
   JDA Software Group*                                   48,900           1,000
   JDS Uniphase (B)*                                    124,300           1,653
   Kemet (B)*                                            87,300             579
   Keynote Systems*                                     122,100           1,715
   Lawson Software (B)*                                 441,100           4,517
   LeCroy (B)*                                           38,900             374
   Littelfuse (B)*                                       73,605           2,426
   LTX*                                                 285,400             908
   Mattson Technology*                                   16,900             145
   Mentor Graphics (B)*                                  61,800             666
   Mercury Computer Systems*                             93,800           1,511
   Methode Electronics                                  112,800           1,854
   Microsemi (B)*                                        28,931             640
   MKS Instruments (B)*                                  49,200             942
   MPS Group (B)*                                       217,000           2,374
   Omnivision Technologies*                              14,700             230
   Orbotech*                                            218,200           3,829
   Orckit Communications *                               98,800             658
   Parametric Technology (B)*                           199,698           3,565
   PC Connection (B)*                                    40,500             460
   Pericom Semiconductor*                                19,600             366
   Perot Systems, Cl A (B)*                             204,717           2,764
   Photronics*                                           41,400             516
   Plantronics (B)                                       38,431             999
   PMC - Sierra (B)*                                    255,900           1,674
   Powerwave Technologies (B)*                          223,402             900
   Quantum (B)*                                         343,200             923
   Rackable Systems (B)*                                207,200           2,072
   Radisys (B)*                                          43,700             586
   RADWARE *                                            134,300           2,068
   RF Micro Devices (B)*                                494,000           2,821
   Richardson Electronics                                59,166             415
   Rudolph Technologies*                                118,900           1,346
   SAIC*                                                 50,000           1,006
   Seachange International*                             205,000           1,482
   Seagate Technology (B)                                28,784             734
   SI International (B)*                                 93,800           2,577
   Silicon Image*                                       199,100             900


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Small Cap Value Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   SkillSoft ADR*                                       132,835   $       1,270
   Skyworks Solutions (B)*                              650,600           5,530
   SRA International, Cl A (B)*                          54,300           1,599
   Standard Microsystems (B)*                            31,600           1,235
   Starent Networks (B)*                                 11,600             212
   Sybase (B)*                                          125,663           3,279
   Synopsys*                                             57,050           1,479
   Tech Data*                                            45,000           1,697
   Technitrol                                           120,100           3,432
   Tekelec (B)*                                         224,700           2,809
   Tessera Technologies*                                 24,935           1,037
   TIBCO Software (B)*                                  410,500           3,313
   TNS (B)                                               65,658           1,165
   Trident Microsystems*                                137,200             900
   Ultra Clean Holdings*                                 83,100           1,014
   Ultratech (B)*                                       230,100           2,609
   United Online (B)                                    136,100           1,609
   Utstarcom (B)*                                       260,700             717
   Verint Systems*                                      129,900           2,540
   Vignette*                                             23,200             339
   Wavecom ADR (B)*                                      51,500             875
   WidePoint*                                           268,100             287
   Xyratex *                                            223,032           3,524
   Zoran (B)*                                           193,400           4,353
                                                                  --------------
                                                                        167,465
                                                                  --------------
MATERIALS -- 5.4%
   AM Castle                                             37,100           1,009
   Aptargroup                                            18,291             748
   Arch Chemicals (B)                                    20,600             757
   Bemis (B)                                             67,403           1,846
   Buckeye Technologies*                                106,100           1,326
   Cabot                                                 24,300             810
   CF Industries Holdings                                 6,300             693
   Chemtura                                             198,800           1,551
   Constar International (B)*                            87,000             355
   Crown Holdings*                                       87,400           2,242
   Cytec Industries                                      61,700           3,800
   Ferro                                                 27,415             568
   FMC                                                   19,562           1,067
   HB Fuller (B)                                        125,100           2,809
   Hercules                                             133,800           2,589
   Louisiana-Pacific (B)                                111,600           1,527
   Myers Industries (B)                                  19,300             279
   Neenah Paper                                          66,419           1,936
   NewMarket                                             18,400           1,025
   North Amer Palladium (Canada)*                        59,800             221
   Olin                                                  91,595           1,771
   OM Group (B)*                                         37,300           2,146
   Omnova Solutions*                                     77,300             341
   Pactiv*                                               79,161           2,108
   PolyOne (B)*                                           6,000              39
   Quaker Chemical                                       15,000             330
   Quanex (B)                                           127,675           6,626
   Rock-Tenn, Cl A                                       32,500             826
   Schnitzer Steel Industries, Cl A                      13,400             926
   Schulman A                                             2,600              56
   Schweitzer-Mauduit International                      31,300             811
   Sensient Technologies                                174,800           4,943
   Silgan Holdings                                       62,383           3,240
   Steel Dynamics                                        37,900           2,258
   Texas Industries                                      53,500           3,750
                                                                  --------------
                                                                         57,329
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.6%
   Atlantic Tele-Network                                 23,000   $         777
   IDT*                                                  45,200             357
   IDT, Cl B (B)*                                        44,200             373
   Premiere Global Services*                            177,500           2,636
   Syniverse Holdings (B)*                               86,300           1,345
   USA Mobility                                          34,300             490
                                                                  --------------
                                                                          5,978
                                                                  --------------
UTILITIES -- 4.7%
   AGL Resources                                         58,810           2,214
   Allete (B)                                            76,700           3,036
   Atmos Energy                                          61,671           1,729
   Avista                                                20,000             431
   Black Hills (B)                                       40,000           1,764
   Centerpoint Energy                                   146,600           2,511
   Cleco (B)                                             35,800             995
   CMS Energy (B)                                       128,000           2,225
   El Paso Electric (B)*                                168,200           4,301
   Empire District Electric (B)                          34,080             776
   Great Plains Energy                                   14,300             419
   Hawaiian Electric Industries                          14,300             326
   ITC Holdings                                          23,900           1,348
   Laclede Group                                         47,400           1,623
   Nicor (B)                                             14,700             623
   Northwest Natural Gas                                 20,900           1,017
   Oneok                                                 12,900             577
   Ormat Technologies (B)                                40,800           2,244
   PNM Resources (B)                                    102,700           2,203
   Portland General Electric (B)                        184,537           5,126
   Southern Union                                        87,400           2,566
   Southwest Gas (B)                                     48,498           1,444
   Synthesis Energy Systems*                             46,500             558
   UGI                                                   47,200           1,286
   UIL Holdings (B)                                      74,500           2,753
   Unisource Energy                                      19,800             625
   Vectren                                               12,500             363
   Westar Energy (B)                                     89,577           2,324
   WGL Holdings                                          28,302             927
   Wisconsin Energy                                      14,740             718
                                                                  --------------
                                                                         49,052
                                                                  --------------
Total Common Stock
   (Cost $937,009) ($ Thousands)                                        966,017
                                                                  --------------
EXCHANGE TRADED FUND (B) -- 0.1%
   iShares Russell 2000 Index Fund                       10,080             765
                                                                  --------------
Total Exchange Traded Fund
   (Cost $685) ($ Thousands)                                                765
                                                                  --------------

                                                      Number of
                                                      Warrants
                                                      ---------
WARRANTS -- 0.0%
   North American Palladium, Expires
      12/13/09                                           29,900              21
   Washington Mutual (D)*                               306,942              50
                                                                  --------------
Total Warrants
   (Cost $43) ($ Thousands)                                                  71
                                                                  --------------


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Small Cap Value Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                           Face Amount             Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATION(C)(F) -- 0.6%

FINANCIALS -- 0.6%
   SLM MTN, Ser S
      5.038%, 01/15/08                     $              6,676   $       6,676
                                                                  --------------
Total Corporate Obligation
   (Cost $6,676) ($ Thousands)                                            6,676
                                                                  --------------
CASH EQUIVALENTS ** -- 35.9%
   Merrill Lynch EBP Master, 3.964%                   1,167,286           1,167
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 4.970% ++               19,688,074          19,688
   SEI Liquidity Fund L.P., 4.980% ++(C)            355,575,194         355,575
                                                                  --------------
Total Cash Equivalents
   (Cost $376,430) ($ Thousands)                                        376,430
                                                                  --------------

U.S. TREASURY OBLIGATION(A)(E) -- 0.1%
   U.S. Treasury Bill
      3.006%, 02/21/08                                    1,485           1,479
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $1,479) ($ Thousands)                                            1,479
                                                                  --------------
Total Investments -- 128.7%
   (Cost $1,322,322) ($ Thousands) @                              $   1,351,438
                                                                  ==============

A summary of the open futures contracts held by the Fund at December 31, 2007, is as follows:
--------------------------------------------------------------------------------
                                         NUMBER OF
                                         CONTRACTS                 UNREALIZED
TYPE OF                                    LONG      EXPIRATION   APPRECIATION
CONTRACT                                  (SHORT)       DATE      ($ THOUSANDS)
--------------------------------------------------------------------------------
Russell 2000 Index E-MINI                   166       Mar-2008        $ 454
                                                                  ==============

A summary of restricted securities held by the Fund at December 31, 2007, is as follows:

--------------------------------------------------------------------------------------------------
                                                    RIGHT
                            NUMBER                    TO                                   % OF
                              OF     ACQUISITION   ACQUIRE       COST       MARKET VALUE    NET
                            SHARES       DATE        DATE    ($THOUSANDS)   ($THOUSANDS)   ASSETS
--------------------------------------------------------------------------------------------------
Verde Realty PIPE           21,100     2/16/07     2/16/07      $ 696          $ 696        0.07%
                                                             =====================================

--------------------------------------------------------------------------------

Percentages  are based on Net Assets of $1,049,739 ($  Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of December 31, 2007.

+     Real Estate Investment Trust.

++    Investment in Affiliated Security.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at December 31, 2007. The total value of securities on loan at December 31, 2007 was $348,359 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2007 was $362,251 ($ Thousands).

(D) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

(E)   The rate reported is the effective yield at time of purchase.

(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2007.

(G) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of December 31, 2007 was $696 ($ Thousands) and represented 0.07% of Net Assets.

(H) Security considered illiquid and restricted. The total value of the security as of December 31, 2007 was $696 ($ Thousands) and represented 0.07% of Net Assets.

ADR   -- American Depositary Receipt
Cl    -- Class
MTN   -- Medium Term Note
L.P.  -- Limited Partnership
PIPE  -- Private Investment in Public Entity
Ser   -- Series

@ At December 31, 2007, the tax basis cost of the Fund's investments was $1,322,322 (Thousands), and the unrealized appreciation and depreciation were $136,371 (Thousands) and $(107,255)(Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Small Cap Growth Fund
December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK +++ -- 98.2%

CONSUMER DISCRETIONARY -- 13.8%
   1-800-FLOWERS.COM, Cl A*                              20,579   $         180
   Aeropostale (B)*                                      39,000           1,034
   Airmedia Group ADR (B)*                               44,600             998
   American Axle & Manufacturing
     Holdings                                            11,497             214
   Amerigon*                                             14,493             306
   Bally Technologies (B)*                               29,915           1,487
   BJ's Restaurants (B)*                                 57,800             940
   Black & Decker                                         2,593             181
   Blue Nile (B)*                                        17,600           1,198
   Blyth                                                    980              22
   Buckle                                                14,500             479
   Callaway Golf                                         24,207             422
   Capella Education*                                    22,330           1,462
   Carrols Restaurant Group*                              4,500              43
   Casual Male Retail Group (B)*                        268,000           1,388
   Cato, Cl A                                            22,500             352
   CBRL Group (B)                                        24,400             790
   Century Casinos*                                      81,564             525
   Charming Shoppes (B)*                                366,500           1,983
   Chipotle Mexican Grill, Cl A (B)*                     13,000           1,912
   CROCS (B)*                                           224,400           8,260
   Crown Media Holdings, Cl A (B)*                       29,600             192
   Ctrip.com International ADR*                          19,965           1,147
   Denny's*                                             108,356             406
   DeVry                                                 16,227             843
   Dick's Sporting Goods (B)*                            28,215             783
   Dolan Media*                                          43,970           1,283
   Dover Downs Gaming &
     Entertainment                                       58,150             654
   DreamWorks Animation SKG, Cl A*                       15,258             390
   Dress Barn*                                           41,376             518
   Drew Industries (B)*                                  21,600             592
   DSW, Cl A (B)*                                        96,000           1,801
   Dufry South America BDR
     (United Kingdom)*                                   47,300           1,209
   DXP Enterprises*                                       1,130              53
   Eddie Bauer Holdings (B)*                            290,051           1,842
   Einstein Noah Restaurant Group*                       21,700             394
   Focus Media Holding ADR (B)*                          35,669           2,026
   Fossil*                                               26,100           1,096
   Gaiam, Cl A (B)*                                     149,966           4,451
   Genius Products*                                     349,055             628
   Gildan Activewear (Canada)*                           38,300           1,576
   Global Sources (B)*                                   51,810           1,462
   Group 1 Automotive (B)                                57,100           1,356
   GSI Commerce (B)*                                    151,957           2,963
   Gymboree*                                             66,920           2,038
   Harris Interactive*                                  177,305             755
   hhgregg*                                              76,055           1,047
   Hibbett Sports (B)*                                  115,874           2,315
   Ihop                                                   8,019             293
   Interactive Data                                       2,705              89
   J Crew Group (B)*                                     21,300           1,027
   Jack in the Box (B)*                                  34,500             889
   Jackson Hewitt Tax Service                            27,090             860
   Jakks Pacific*                                         4,818             114
   Jarden*                                               25,425             600
   Jo-Ann Stores*                                         5,031              66
   JOS A Bank Clothiers (B)*                             43,800           1,246
   K12*                                                  50,304           1,302
   Lear*                                                 34,900             965
   Life Time Fitness (B)*                                96,239           4,781
   Lin TV, Cl A*                                         32,207             392

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   LKQ (B)*                                              78,600   $       1,652
   Lumber Liquidators (B)*                               13,700             123
   Martha Stewart Living Omnimedia,
     Cl A (B)*                                          141,500           1,312
   Marvel Entertainment*                                 30,510             815
   McCormick & Schmick's Seafood
      Restaurants*                                      124,419           1,484
   Media General, Cl A                                    1,573              33
   Men's Wearhouse (B)                                   26,100             704
   Monarch Casino & Resort*                              31,300             754
   Morningstar (B)*                                      16,275           1,265
   National CineMedia                                    61,305           1,546
   NetFlix (B)*                                          61,028           1,625
   Nexstar Broadcasting Group, Cl A*                     59,240             541
   Noah Education Holdings ADR (B)                       47,800             385
   NutriSystem (B)*                                      80,161           2,163
   O'Charleys                                            15,530             233
   Orbitz Worldwide*                                     66,600             566
   Overstock.com*                                        21,791             338
   Pacific Sunwear Of California*                        42,300             597
   Papa John's International*                             1,900              43
   PetMed Express*                                        2,807              34
   Phillips-Van Heusen                                   43,700           1,611
   Playboy Enterprises, Cl B*                            39,943             364
   Polaris Industries (B)                                24,300           1,161
   Pre-Paid Legal Services*                               8,332             461
   priceline.com (B)*                                    17,685           2,031
   Quiksilver (B)*                                      561,700           4,819
   RadioShack                                            28,101             474
   Raser Technologies (B)*                               15,800             235
   Red Robin Gourmet Burgers (B)*                        52,318           1,674
   Regis (B)                                             87,200           2,438
   Retail Ventures (B)*                                  84,600             431
   RRSat Global Communications
     Network (B)*                                        78,400           1,544
   Scholastic*                                           11,155             389
   Shutterfly (B)*                                      135,100           3,461
   Sinclair Broadcast Group, Cl A (B)                   105,764             868
   Snap-On                                               21,965           1,060
   Sotheby's (B)                                         63,835           2,432
   Stamps.com*                                           68,600             836
   Standard Motor Products                               19,325             158
   Stoneridge*                                            7,210              58
   Tecnisa (Brazil)                                     299,700           1,901
   Tempur-Pedic International (B)                       146,356           3,801
   Texas Roadhouse, Cl A*                                58,231             644
   Thor Industries                                       37,829           1,438
   Thunderbird PIPE* (D) (G)                            153,500           1,382
   Timberland, Cl A (B)*                                100,400           1,815
   Triarc, Cl B                                          37,000             324
   True Religion Apparel (B)*                           113,800           2,430
   Tupperware Brands                                     99,220           3,277
   Under Armour, Cl A (B)*                               62,935           2,748
   Universal Electronics*                                34,015           1,138
   Volcom*                                               25,830             569
   Warnaco Group*                                        25,100             874
   Warner Music Group                                    58,923             357
   West Marine*                                           9,501              85
   WMS Industries (B)*                                   82,267           3,014
   Zumiez (B)*                                          111,605           2,719
                                                                  --------------
                                                                        141,854
                                                                  --------------
   CONSUMER STAPLES -- 2.1%
   American Dairy (B)*                                   14,000             181
   American Oriental Bioengineering (B)*                 56,863             630
   Asiatic Development (Malaysia)                       915,500           2,395
   B&G Foods, Cl A                                       21,400             219


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Small Cap Growth Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Bare Escentuals (B)*                                  30,700   $         744
   BJ's Wholesale Club*                                  10,341             350
   Boston Beer, Cl A*                                    35,261           1,328
   Chattem (B)*                                          22,335           1,687
   Chiquita Brands International*                        24,131             444
   Church & Dwight                                        7,035             380
   Corn Products International                              549              20
   Cosan SA Industria e Comercio
     (Brazil)*                                          214,500           2,507
   Darling International                                109,655           1,268
   Green Mountain Coffee Roasters*                       14,066             572
   Herbalife                                             27,195           1,095
   Inter Parfums                                         67,000           1,204
   Lance                                                118,085           2,411
   Longs Drug Stores                                     10,100             475
   Nash Finch (B)                                        25,839             912
   Ralcorp Holdings*                                      4,300             261
   Ruddick                                               11,099             385
   TreeHouse Foods*                                      31,980             735
   USANA Health Sciences (B)*                            30,500           1,131
                                                                  --------------
                                                                         21,334
                                                                  --------------
ENERGY -- 6.9%
   Arena Resources*                                     100,320           4,184
   Alon USA Energy                                          825              22
   Alpha Natural Resources*                                 787              26
   Approach Resources*                                   52,200             671
   Arlington Tankers (B)                                101,000           2,235
   ATP Oil & Gas (B)*                                    20,200           1,021
   Atwood Oceanics*                                       7,900             792
   BA Energy PIPE (Canada)
     (D) (G)*                                           145,000           1,028
   BA Energy, Deal #3 PIPE (Canada)
     (D) (G)*                                            37,000             262
   Basic Energy Services (B)*                            97,700           2,145
   Bois d'Arc Energy*                                    40,800             810
   BPZ Energy PIPE (D)(G)*                              183,100           2,047
   Cal Dive International (B)*                          126,300           1,672
   CARBO Ceramics (B)                                    28,200           1,049
   Carrizo Oil & Gas*                                    17,210             942
   Complete Production Services (B)*                    113,200           2,034
   Comstock Resources*                                   57,496           1,955
   Core Laboratories*                                    17,515           2,185
   CVR Energy (B)*                                       63,400           1,581
   Delek US Holdings                                     68,400           1,384
   Dresser-Rand Group*                                   14,327             560
   Dril-Quip*                                            26,055           1,450
   Encore Acquisition (B)*                               31,600           1,055
   Energy Partners*                                     124,000           1,464
   Gulf Island Fabrication                               24,700             783
   Gulfport Energy*                                      14,200             259
   Helmerich & Payne                                     27,065           1,085
   Hercules Offshore (B)*                                89,600           2,131
   Infinity Bio-Energy*                                 741,494           3,429
   ION Geophysical (B)*                                 183,305           2,893
   Kodiak Oil & Gas*                                    442,700             974
   Mariner Energy*                                       11,987             274
   Meridian Resource*                                    96,592             175
   Mitcham Industries*                                   19,863             408
   NATCO Group, Cl A*                                    23,850           1,292
   Natural Gas Services Group*                           22,000             431
   Oilsands Quest (Canada)
     (B)                                                368,000           1,501
   OPTI Canada (Canada) *                               122,000           2,052
   Penn Virginia                                          9,000             393
   PetroHawk Energy*                                     90,757           1,571
   Petroquest Energy (B)*                                19,500             279

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Pioneer Drilling*                                     24,995   $         297
   Rentech (B)*                                         822,800           1,489
   Rosetta Resources (B)*                                59,833           1,187
   Rowan                                                 11,030             435
   StealthGas                                           102,000           1,385
   Superior Energy Services*                             50,046           1,723
   Superior Well Services (B)*                           93,900           1,993
   Swift Energy*                                          4,004             176
   Synenco Energy, Cl A (D)(G)(H)*                       19,500             167
   Synenco Energy, Cl A (Canada)*                       241,360           2,064
   Tesco (Canada)*                                        6,500             186
   Uranium One (Canada)*                                148,549           1,329
   USEC*                                                 55,278             498
   Vaalco Energy*                                        84,975             395
   Venoco*                                               39,300             783
   W&T Offshore                                          13,762             412
   W-H Energy Services*                                  31,900           1,793
   Willbros Group (B)*                                   32,858           1,258
   World Fuel Services                                   28,750             835
                                                                  --------------
                                                                         70,909
                                                                  --------------
FINANCIALS -- 10.1%
   Acadia Realty Trust+ (B)                              64,700           1,657
   Advance America Cash Advance
   Centers                                               11,400             116
   Affiliated Managers Group (B)*                        46,950           5,515
   Alexander's+*                                          1,308             462
   Amerisafe*                                            38,200             592
   Amtrust Financial Services                            32,879             453
   Associated Estates Realty+                            16,000             151
   Bank of Hawaii                                         7,420             379
   Bank of the Ozarks (B)                                 8,600             225
   BankUnited Financial, Cl A                            37,530             259
   Brasil Brokers Participacoes (Brazil)*                 3,000           2,191
   Calamos Asset Management, Cl A                        14,260             425
   Canaccord Capital (Canada)                            94,600           1,466
   CapitalSource+                                        93,780           1,650
   Capstead Mortgage+                                    91,609           1,208
   Cascade Bancorp (B)                                   34,112             475
   Cash America International                            45,415           1,467
   Castlepoint Holdings                                 151,900           1,823
   Cohen & Steers (B)                                    11,500             345
   Colonial BancGroup                                    26,870             364
   Columbia Bancorp                                      19,400             320
   Companhia Brasileira de
     Desenvolvimento Imobiliario
     Turistico (Brazil) *                                 3,500           1,524
   Companhia Brasileira de
     Desenvolvimento Imobiliario
     Turistico (Brazil) *                                   700             305
   Darwin Professional Underwriters*                      8,800             213
   Delphi Financial Group, Cl A                          39,725           1,401
   Digital Realty Trust+                                 17,907             687
   Dollar Financial (B)*                                 83,800           2,572
   Dundee (Canada)+                                      48,100           1,643
   East West Bancorp                                     63,767           1,545
   Education Realty Trust+                               34,245             385
   eHealth (B)*                                          24,460             785
   Encore Capital Group*                                  8,408              81
   Equity Lifestyle Properties+                          11,560             528
   Evercore Partners, Cl A                              155,300           3,347
   Ezcorp, Cl A (B)*                                    104,200           1,176
   FCStone Group*                                        37,010           1,704
   Federal Realty Investment Trust+                         958              79
   Federated Investors, Cl B                             58,300           2,400
   FelCor Lodging Trust+ (B)                             91,100           1,420
   First Cash Financial Services*                        82,700           1,214


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Small Cap Growth Fund
December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------
                                                                  Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   First Industrial Realty Trust+ (B)                    12,200   $         422
   First Marblehead                                         899              14
   First Mercury Financial*                              28,200             688
   FirstFed Financial (B)*                               46,128           1,652
   Frontier Financial                                     3,930              73
   GAMCO Investors, Cl A (B)                             12,900             893
   General Shopping Brasil (Brazil)*                     39,100             380
   General Shopping Brasil (Brazil)*                    208,900           2,029
   GFI Group*                                             2,400             230
   Glacier Bancorp (B)                                   20,818             390
   Gluskin Sheff + Associates (Canada)*                  65,100           1,755
   GMP Capital Trust (Canada)                            74,900           1,874
   Greenhill (B)                                         38,996           2,592
   Grubb & Ellis (B)*                                   269,080           1,725
   Grubb & Ellis Realty Advisors*                       395,700           2,414
   Hercules Technology Growth Capital                   101,428           1,260
   Hersha Hospitality Trust+ (B)                        186,700           1,774
   Highbury Financial (B)*                               36,700             165
   Highbury Financial Units*                            115,400             595
   Imperial Capital Bancorp                                 313               6
   Investors Real Estate Trust+ (B)                     178,000           1,597
   Jefferies Group                                      142,100           3,275
   Jones Lang LaSalle                                     3,855             274
   Kansas City Life Insurance                            24,100           1,050
   LTC Properties+                                       10,822             271
   MarketAxess Holdings*                                 52,105             668
   Meadowbrook Insurance Group*                          51,500             485
   Meruelo Maddux Properties*                           282,900           1,132
   MFA Mortgage Investments+                            261,100           2,415
   MSCI, Cl A*                                           44,440           1,706
   NASDAQ Stock Market (B)*                              40,165           1,988
   Nationwide Health Properties+ (B)                     21,200             665
   Navigators Group*                                     19,180           1,247
   Nelnet, Cl A                                          52,125             662
   Ocwen Financial*                                      26,007             144
   Omega Healthcare Investors+                           38,800             623
   optionsXpress Holdings                                56,969           1,927
   Piper Jaffray (B)*                                    17,600             815
   Platinum Underwriters Holdings                        53,260           1,894
   Portfolio Recovery Associates (B)                     27,700           1,099
   Preferred Bank                                        13,266             345
   Quadra Realty Trust (B)                                1,600              13
   Ram Holdings *                                        99,300             491
   Sierra Bancorp (B)                                     4,800             119
   Signature Bank (B)*                                   31,400           1,060
   Sterling Financial, Washington Shares                 33,400             561
   Strategic Hotels & Resorts+                           14,327             240
   SVB Financial Group (B)*                              47,715           2,405
   Titanium Asset*                                      140,900             793
   Tower Group                                            6,700             224
   UCBH Holdings (B)                                     52,100             738
   United Fire & Casualty                                31,700             922
   Ventas+                                                9,745             441
   Victory Acquisition*                                  50,032             484
   Virginia Commerce Bancorp*                             1,277              15
   Waddell & Reed Financial, Cl A                        70,415           2,541
   Westamerica Bancorporation                            15,565             693
   Wilshire Bancorp                                      44,300             348
   World Acceptance*                                     58,500           1,578
                                                                  --------------
                                                                        103,431
                                                                  --------------
HEALTH CARE -- 18.4%
   3SBio ADR*                                           105,700           1,573
   Abaxis*                                               50,589           1,814
   Abiomed (B)*                                          12,900             200
   Abraxis Bioscience (B)*                                6,050             416

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Acadia Pharmaceuticals (B)*                           96,800   $       1,072
   Accuray*                                              18,500             282
   Achillion Pharmaceuticals*                            63,665             318
   Acorda Therapeutics*                                  23,665             520
   Affymax*                                               9,100             203
   Affymetrix (B)*                                      174,644           4,041
   Air Methods*                                           2,092             104
   Albany Molecular Research*                            38,122             548
   Alexion Pharmaceuticals*                              11,195             840
   Align Technology (B)*                                106,200           1,771
   Alkermes (B)*                                        235,048           3,664
   Alliance Imaging*                                     70,000             673
   Alnylam Pharmaceuticals (B)*                          14,787             430
   Amedisys*                                             37,890           1,838
   American Medical Systems
     Holdings (B)*                                       27,385             396
   AMN Healthcare Services*                              87,240           1,498
   Amsurg (B)*                                           80,400           2,176
   APP Pharmaceuticals (B)*                              98,200           1,009
   Applera -- Celera Group*                              31,500             500
   Apria Healthcare Group (B)*                           70,900           1,529
   Arena Pharmaceuticals (B)*                           238,900           1,871
   Ariad Pharmaceuticals (B)*                           341,808           1,453
   Array Biopharma*                                      87,760             739
   Arthrocare (B)*                                        8,192             394
   Auxilium Pharmaceuticals*                             12,345             370
   Bio-Reference Labs*                                   14,562             476
   BioForm Medical (B)*                                 119,792             818
   BioMarin Pharmaceuticals (B)*                        140,867           4,987
   Bradley Pharmaceuticals*                              35,132             692
   Bruker BioSciences*                                    7,900             105
   Cambrex                                               20,733             174
   Cell Genesys (B)*                                    254,000             584
   Centene*                                              26,989             741
   Cephalon (B)*                                         94,987           6,816
   Chemed                                                35,539           1,986
   Conceptus (B)*                                        34,200             658
   Cougar Biotechnology
     PIPE* (D) (G)                                       21,000             669
   Cubist Pharmaceuticals (B)*                          281,055           5,764
   Cutera*                                               15,200             239
   CV Therapeutics (B)*                                 468,800           4,243
   Cynosure, Cl A (B)*                                   62,701           1,659
   Cypress Bioscience (B)*                               34,600             382
   Dionex (B)*                                           37,377           3,097
   Discovery Laboratories (B)*                          216,123             465
   Durect*                                               46,027             296
   Eclipsys*                                             24,729             626
   Emergency Medical Services,
     Cl A (B)*                                           42,200           1,236
   Encysive Pharmaceuticals (B)*                        440,000             374
   Endo Pharmaceuticals Holdings*                        15,734             420
   Enzon Pharmaceuticals (B)*                            27,100             258
   eResearchTechnology*                                      99               1
   ev3 (B)*                                              13,116             167
   Exelixis (B)*                                        278,121           2,400
   Five Star Quality Care (B)*                           46,200             383
   Greatbatch*                                           30,154             603
   GTx (B)*                                              11,800             169
   Haemonetics (B)*                                       7,203             454
   Hanger Orthopedic Group*                              13,348             147
   HealthExtras*                                         33,345             870
   Healthspring*                                         33,735             643
   HealthTronics*                                        15,243              70
   Healthways*                                           34,045           1,990
   HMS Holdings*                                         17,049             566
   Hologic (B)*                                          78,865           5,413


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Small Cap Growth Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Human Genome Sciences (B)*                           286,339   $       2,989
   I-Flow*                                               98,626           1,556
   Illumina (B)*                                         94,533           5,602
   Immucor (B)*                                          33,800           1,149
   Incyte (B)*                                          353,000           3,548
   Integra LifeSciences Holdings (B)*                     8,085             339
   InterMune (B)*                                        22,500             300
   Invacare                                              17,554             442
   Inverness Medical Innovations (B)*                    27,355           1,537
   Invitrogen*                                            5,711             533
   Isis Pharmaceuticals (B)*                             93,240           1,469
   ISTA Pharmaceuticals (B)*                            171,900             842
   Kendle International (B)*                             40,692           1,991
   Kensey Nash*                                          15,218             455
   Kindred Healthcare*                                    4,624             116
   KV Pharmaceutical, Cl A (B)*                          29,881             853
   Landauer                                              12,152             630
   LeMaitre Vascular*                                    61,300             380
   LHC Group*                                            32,860             821
   Lifecell (B)*                                         16,500             711
   MannKind*                                             34,030             271
   Martek Biosciences (B)*                               33,800           1,000
   Matria Healthcare*                                    19,735             469
   Medarex (B)*                                         562,200           5,858
   Medcath*                                               4,300             106
   Medicines*                                            60,100           1,152
   Medicis Pharmaceutical, Cl A (B)                      63,800           1,657
   Medtox Scientific*                                       575              10
   Meridian Bioscience                                   82,370           2,478
   Metabolix (B)*                                        91,700           2,182
   Micrus Endovascular (B)*                             102,000           2,007
   MWI Veterinary Supply*                                23,500             940
   Myriad Genetics (B)*                                  75,238           3,493
   Neurocrine Biosciences*                                5,405              25
   NuVasive*                                             11,516             455
   Odyssey HealthCare*                                  229,300           2,536
   Omnicell*                                             49,250           1,326
   Omrix Biopharmaceuticals*                             33,462           1,162
   Onyx Pharmaceuticals (B)*                             18,394           1,023
   OraSure Technologies (B)*                            151,666           1,348
   OSI Pharmaceuticals (B)*                              34,260           1,662
   Parexel International*                                41,951           2,026
   Patterson*                                            11,104             377
   Pediatrix Medical Group*                              22,000           1,499
   Penwest Pharmaceuticals (B)*                         233,200           1,364
   Perrigo (B)                                          106,756           3,738
   PharmaNet Development Group*                          10,417             408
   Phase Forward*                                           294               6
   Pozen (B)*                                            25,800             310
   Profarma Distribuidora de Produtos
     Farmaceuticos (Brazil)                              98,700           1,997
   PSS World Medical*                                   111,800           2,188
   Psychiatric Solutions (B)*                            82,054           2,667
   Qiagen*                                              132,082           2,780
   Quidel*                                               14,500             282
   Regeneron Pharmaceuticals (B)*                       102,050           2,465
   Res-Care*                                              5,350             135
   Rigel Pharmaceuticals (B)*                            96,300           2,445
   Salix Pharmaceuticals (B)*                            54,700             431
   Sciele Pharma (B)*                                   141,115           2,886
   Seattle Genetics (B)*                                 32,000             365
   Sirona Dental Systems (B)*                            31,130           1,042
   Somanetics*                                           48,899           1,156
   Spectranetics*                                        61,999             950
   Sun Healthcare Group*                                 43,700             750
   SuperGen (B)*                                         13,000              47
   SurModics (B)*                                        27,400           1,487

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Tercica (B)*                                          88,100   $         597
   Theravance*                                           15,545             303
   Thoratec (B)*                                         20,007             364
   TomoTherapy*                                          41,790             817
   Trizetto Group*                                       47,000             816
   United Therapeutics (B)*                              42,206           4,121
   Universal American*                                   38,866             995
   Varian*                                               13,800             901
   Ventana Medical Systems*                               9,190             802
   Viropharma (B)*                                       35,100             279
   Vivus*                                                78,139             405
   Vnus Medical Technologies*                            38,993             566
   Wright Medical Group (B)*                             88,024           2,568
   XenoPort*                                              8,000             447
                                                                  --------------
                                                                        189,088
                                                                  --------------
INDUSTRIALS -- 13.4%
   Actuant, Cl A                                          5,000             170
   Administaff                                           14,723             416
   Advisory Board*                                       48,762           3,130
   Aecom Technology*                                     49,200           1,406
   AGCO*                                                  8,089             550
   Allen-Vanguard (Canada)*                             179,500             971
   American Commercial Lines (B)*                        81,400           1,322
   American Woodmark                                     19,210             349
   AO Smith                                              16,400             575
   Apogee Enterprises                                   176,632           3,022
   Applied Industrial Technologies                       25,457             739
   Ascent Solar Technologies (B)*                        27,700             689
   Badger Meter (B)                                      10,400             467
   Barnes Group (B)                                      60,045           2,005
   BE Aerospace (B)*                                     75,356           3,986
   Belden                                                65,260           2,904
   Bucyrus International, Cl A (B)                       22,990           2,285
   Cascade                                                7,800             362
   CDI                                                   14,200             344
   Ceradyne (B)*                                         54,950           2,579
   Chart Industries*                                     23,994             741
   Chicago Bridge & Iron                                 62,984           3,807
   CIRCOR International                                  19,124             887
   Clarcor                                               35,955           1,365
   Clean Harbors (B)*                                    33,700           1,742
   Columbus McKinnon*                                    22,200             724
   Comfort Systems USA                                   62,000             792
   COMSYS IT Partners*                                   59,900             945
   Consolidated Graphics (B)*                            14,000             669
   Continental Airlines, Cl B*                           19,866             442
   Corrections of America*                               44,635           1,317
   CoStar Group (B)*                                     50,149           2,370
   CRA International (B)*                                40,000           1,904
   Crane                                                 17,700             759
   Cubic                                                  4,100             161
   Curtiss-Wright                                        20,800           1,044
   Deluxe                                                16,562             545
   Duff & Phelps, Cl A*                                  44,701             880
   Dynamex*                                              16,237             439
   Dynamic Materials (B)                                 53,700           3,163
   Encore Wire                                           16,055             256
   Evergreen Solar (B)*                                  82,600           1,427
   Flow International*                                  150,600           1,404
   Force Protection (D)(G)*                             173,900             814
   Force Protection (B)*                                134,100             628
   Forward Air                                           42,960           1,339
   Genco Shipping & Trading (B)                          13,100             717
   General Cable (B)*                                    39,856           2,921
   Geo Group*                                            68,473           1,917
   GeoEye*                                               47,800           1,608


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Small Cap Growth Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Gorman-Rupp                                            4,000   $         125
   Graham                                                 4,225             221
   H&E Equipment Services*                              123,900           2,339
   Hardinge                                              17,371             291
   Heartland Express                                     50,915             722
   Heico, Cl A                                           31,619           1,347
   Herman Miller                                          9,900             321
   Hexcel*                                               62,500           1,518
   Horizon Lines, Cl A                                  102,071           1,903
   Hubbell, Cl B                                          8,179             422
   Hudson Highland Group*                                21,642             182
   Hurco*                                                15,282             667
   Huron Consulting Group (B)*                           22,460           1,811
   IHS, Cl A*                                            36,837           2,231
   II-VI (B)*                                            47,900           1,463
   IKON Office Solutions                                  2,786              36
   Innerworkings (B)*                                   124,278           2,145
   Interface, Cl A                                       29,022             474
   JA Solar Holdings ADR*                                46,191           3,225
   Kenexa (B)*                                           36,500             709
   Kennametal                                             9,592             363
   Kforce*                                               31,400             306
   Knoll (B)                                            103,153           1,695
   Korn/Ferry International*                             26,770             504
   Landstar System                                       25,810           1,088
   Layne Christensen (B)*                                18,400             905
   LB Foster, Cl A*                                      12,859             665
   Lincoln Electric Holdings                             25,700           1,829
   LSI Industries                                        19,662             358
   Lydall*                                               18,271             192
   Michael Baker*                                        31,497           1,295
   Middleby (B)*                                         19,330           1,481
   Multi-Color                                            9,401             258
   NCI Building Systems (B)*                             49,400           1,422
   Nuco2*                                                38,125             949
   Old Dominion Freight Line*                            31,290             723
   Orion Energy Systems*                                 50,524             943
   Orion Marine Group*                                  169,200           2,538
   Perini*                                               72,574           3,006
   Pinnacle Airlines (B)*                                80,400           1,226
   Power-One (B)*                                        92,830             370
   PowerSecure International*                               589               8
   Quanta Services*                                      63,810           1,674
   RBC Bearings*                                         46,670           2,028
   Republic Airways Holdings*                            59,955           1,175
   Resources Connection                                  60,270           1,095
   RSC Holdings (B)*                                    273,600           3,434
   Rush Enterprises, Cl A*                               23,874             434
   Rush Enterprises, Cl B*                               21,659             386
   Schawk                                                   197               3
   Shaw Group*                                              492              30
   Simpson Manufacturing                                 14,576             388
   Standard Parking*                                     15,095             732
   Steelcase, Cl A                                       10,034             159
   Sterling Construction*                                17,418             380
   TAL International Group                               79,800           1,817
   Tecumseh Products, Cl A*                              16,269             381
   Tecumseh Products, Cl B*                                  99               2
   TeleTech Holdings*                                    48,100           1,023
   Tetra Tech*                                           50,300           1,081
   Textainer Group Holdings                             148,500           2,158
   Triumph Group                                         15,885           1,308
   TrueBlue (B)*                                         45,900             665
   Twin Disc                                              3,027             214
   UAL*                                                  12,962             462
   Ultrapetrol Bahamas *                                 43,300             737
   United Stationers*                                    18,600             860

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   VSE                                                    3,306   $         161
   Wabash National                                       43,809             337
   Walter Industries                                      2,800             101
   Waste Connections*                                    40,250           1,244
   Waste Industries USA                                  21,700             788
   Watson Wyatt Worldwide, Cl A (B)                      58,630           2,721
   Xerium Technologies                                    2,358              12
                                                                  --------------
                                                                        138,264
                                                                  --------------
INFORMATION TECHNOLOGY -- 26.3%
   3PAR*                                                 13,200             169
   Acme Packet (B)*                                     122,700           1,545
   Actuate*                                             116,400             904
   Adaptec*                                             120,318             407
   Advanced Analogic Technologies*                      209,400           2,362
   Advanced Energy Industries*                           41,541             543
   Advent Software (B)*                                   6,700             362
   Amkor Technology (B)*                                201,200           1,716
   Anadigics (B)*                                        87,012           1,007
   Anaren*                                                4,100              68
   Ansoft (B)*                                           18,600             481
   Ansys*                                                20,241             839
   Ariba (B)*                                            90,151           1,005
   Arris Group*                                         182,539           1,822
   Arrow Electronics*                                    14,083             553
   Art Technology Group (B)*                            453,303           1,958
   AsiaInfo Holdings*                                    55,838             614
   Aspen Technology (B)*                                 20,900             339
   Asyst Technologies*                                  418,900           1,366
   Atheros Communications (B)*                           93,690           2,861
   Atmel*                                               172,010             743
   ATMI*                                                 56,714           1,829
   Avocent*                                             111,100           2,590
   Bankrate*                                             27,960           1,345
   Blue Coat Systems*                                    25,400             835
   BluePhoenix Solutions (B)*                            55,685           1,009
   Brooks Automation*                                    39,500             522
   CACI International, Cl A*                              8,312             372
   Cavium Networks (B)*                                  48,000           1,105
   Ceragon Networks *                                    98,450             974
   China Digital TV Holding ADR (B)*                     71,700           1,934
   Chordiant Software*                                  121,500           1,039
   CNET Networks (B)*                                    87,700             802
   Cogent (B)*                                           10,900             122
   CommScope (B)*                                        38,800           1,909
   Commvault Systems (B)*                                77,700           1,646
   Comtech Group (B)*                                    96,000           1,547
   Comtech Telecommunications*                           20,833           1,125
   Comverge (B)*                                         14,071             443
   Concur Technologies (B)*                             110,872           4,015
   Constant Contact (B)*                                 25,805             555
   CPI International*                                    11,200             192
   Cray*                                                 54,045             324
   Credence Systems*                                    157,301             381
   CSG Systems International (B)*                        98,900           1,456
   Cymer*                                                54,360           2,116
   Cypress Semiconductor*                                22,020             793
   Daktronics (B)                                        78,375           1,769
   Data Domain (B)*                                      60,500           1,594
   DealerTrack Holdings*                                 90,986           3,045
   DemandTec*                                            35,653             688
   Digimarc*                                             34,036             300
   Digital River*                                        11,595             383
   Diodes (B)*                                           59,965           1,803
   Double-Take Software*                                 39,300             854
   DSP Group (B)*                                       161,500           1,970
   DST Systems*                                           3,529             291


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Small Cap Growth Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   DTS*                                                  66,674   $       1,705
   Dycom Industries*                                     70,000           1,866
   Echelon (B)*                                          26,650             550
   EFJ*                                                 117,900             323
   Elixir Gaming Technologies*                          135,595             583
   EMS Technologies*                                     17,062             516
   Emulex*                                               97,200           1,586
   EPIQ Systems*                                         38,281             666
   Equinix (B)*                                          32,518           3,287
   Euronet Worldwide*                                    38,940           1,168
   Factset Research Systems                              19,620           1,093
   FalconStor Software (B)*                             135,939           1,531
   Flir Systems*                                          6,800             213
   Greenfield Online*                                     8,259             121
   Harmonic*                                            133,600           1,400
   Harris Stratex Networks, Cl A (B)*                    74,600           1,246
   Heartland Payment Systems                             15,063             404
   Hittite Microwave (B)*                                40,592           1,939
   Hutchinson Technology*                                69,400           1,827
   ICx Technologies*                                     40,100             386
   Imation (B)                                          106,200           2,230
   Immersion (B)*                                        37,700             488
   Infinera (B)*                                         26,161             388
   Informatica (B)*                                      65,000           1,171
   Information Services Group*                          108,680             744
   Interactive Intelligence*                             15,487             408
   Interwoven*                                            7,600             108
   Iomega*                                               44,308             154
   IPG Photonics*                                       114,890           2,297
   Jack Henry & Associates (B)                           99,116           2,413
   JDA Software Group*                                  162,100           3,317
   Jupitermedia*                                        206,500             789
   Knot*                                                 45,118             719
   Lawson Software*                                      41,612             426
   Lionbridge Technologies*                              57,555             204
   Liquidity Services*                                   82,867           1,069
   LoJack*                                               71,200           1,197
   LTX*                                                  32,789             104
   Manhattan Associates (B)*                             61,577           1,623
   Mantech International, Cl A*                          41,700           1,827
   Marchex, Cl B (B)*                                   124,500           1,352
   Measurement Specialties (B)*                          28,778             636
   MEMSIC (B)*                                          102,500           1,038
   Mentor Graphics*                                     128,300           1,383
   Mercadolibre (B)*                                      8,896             657
   Methode Electronics                                   41,455             682
   Micros Systems*                                       18,480           1,297
   Microsemi (B)*                                       260,853           5,775
   MicroStrategy, Cl A*                                   1,600             152
   MIPS Technologies (B)*                               343,200           1,702
   Monolithic Power Systems*                            105,693           2,269
   Move*                                                353,500             866
   Net 1 UEPS Technologies*                              85,260           2,503
   Netezza (B)*                                          88,100           1,216
   Netgear (B)*                                          41,165           1,468
   Netlogic Microsystems (B)*                            40,125           1,292
   Network Equipment Technologies (B)*                   61,200             515
   NeuStar, Cl A*                                        82,251           2,359
   Neutral Tandem*                                        6,310             120
   Novatel Wireless (B)*                                250,657           4,061
   Nuance Communications (B)*                           143,481           2,680
   O2Micro International ADR*                            76,275             880
   Omniture (B)*                                        106,475           3,545
   ON Semiconductor (B)*                                437,698           3,887
   OSI Systems*                                          60,900           1,612
   Palm (B)*                                            197,500           1,252
   Park Electrochemical                                  71,100           2,008

--------------------------------------------------------------------------------
                                                                   Market Value
   Description                                        Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Parkervision (B)*                                    177,300   $       2,805
   PC Connection*                                        34,355             390
   Perfect World ADR*                                    60,100           1,676
   Perficient*                                           41,933             660
   Photon Dynamics*                                      24,243             201
   Plantronics                                           14,365             374
   Plexus*                                               26,700             701
   PLX Technology (B)*                                  128,427           1,194
   PMC - Sierra (B)*                                    209,200           1,368
   Polycom (B)*                                         351,900           9,776
   Power Integrations*                                   56,317           1,939
   Presstek (B)*                                         73,522             376
   Quality Systems (B)                                   12,621             385
   Red Hat (B)*                                         418,100           8,713
   RF Micro Devices (B)*                                814,768           4,652
   Rimage*                                                1,179              31
   Riverbed Technology*                                  91,700           2,452
   Rubicon Technology (B)*                               43,452           1,032
   Rudolph Technologies*                                130,600           1,478
   S1*                                                   52,814             386
   SAVVIS*                                               62,130           1,734
   Seachange International*                             228,000           1,648
   Secure Computing (B)*                                183,963           1,766
   ShoreTel (B)*                                         38,900             543
   Sigma Designs (B)*                                    15,569             859
   Silicon Motion Technology ADR*                        72,655           1,292
   Sina (B)*                                             31,765           1,408
   SiRF Technology Holdings (B)*                        105,491           2,651
   Skyworks Solutions (B)*                              524,748           4,460
   Smart Modular Technologies WWH*                        5,900              60
   Solera Holdings*                                      48,780           1,209
   SPSS*                                                 30,550           1,097
   SRA International, Cl A*                              18,849             555
   Staktek Holdings*                                     40,876              79
   Stratasys (B)*                                        61,149           1,580
   Sybase (B)*                                           93,809           2,448
   Symmetricom*                                          10,461              49
   Synaptics*                                            55,687           2,292
   Synchronoss Technologies (B)*                         77,003           2,729
   Taleo, Cl A (B)*                                     108,478           3,230
   TechTarget*                                           27,990             414
   Terremark Worldwide*                                 155,105           1,008
   THQ (B)*                                             209,441           5,904
   Travelzoo*                                               393               5
   Trina Solar ADR (B)*                                  61,300           3,298
   Triquint Semiconductor (B)*                          395,082           2,619
   TTM Technologies (B)*                                211,245           2,463
   Tyler Technologies*                                   32,636             421
   Ultimate Software Group*                              26,405             831
   United Online (B)                                     60,800             719
   Universal Display (B)*                                87,400           1,807
   Valueclick (B)*                                       98,487           2,157
   Varian Semiconductor Equipment
     Associates (B)*                                     19,842             734
   Vasco Data Security International (B)*                92,090           2,571
   Verigy *                                              52,390           1,423
   Viasat (B)*                                           46,358           1,596
   Vignette (B)*                                         86,100           1,258
   Virtusa*                                              61,600           1,068
   VistaPrint (B)*                                       50,322           2,156
   Vocus*                                                12,488             431
   Wind River Systems (B)*                              429,000           3,831
   Wright Express (B)*                                   54,589           1,937
   Zoran*                                                35,900             808
   Zygo*                                                129,801           1,617
                                                                  --------------
                                                                        269,988
                                                                  --------------


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Small Cap Growth Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
MATERIALS -- 4.0%
   ADA-ES*                                               26,100   $         198
   AK Steel Holding*                                      8,386             388
   AM Castle                                              9,806             267
   AMCOL International                                    5,400             195
   Ball                                                   7,506             338
   Buckeye Technologies*                                 10,470             131
   Carpenter Technology                                  25,600           1,924
   Celanese, Ser A                                        6,455             273
   CF Industries Holdings                                   504              56
   Cleveland-Cliffs (B)                                  16,700           1,683
   Commercial Metals                                     11,999             353
   Esmark (B)*                                          138,700           1,960
   Frontera Copper (Canada)*                            194,000           1,199
   Greif, Cl A                                           27,895           1,824
   Grupo Simec SAB de CV ADR*                           191,445           1,981
   Haynes International*                                 25,800           1,793
   Hecla Mining*                                        107,249           1,003
   Hercules                                             213,250           4,126
   Horsehead Holding (B)*                               108,384           1,839
   Innospec (United Kingdom)                             31,920             548
   Katanga Mining (Canada)*                             150,200           2,516
   Koppers Holdings                                      36,475           1,577
   Metal Management                                      22,035           1,003
   Olin                                                  60,045           1,161
   Olympic Steel                                          5,502             174
   Reliance Steel & Aluminum                                491              27
   Rock-Tenn, Cl A                                       27,146             690
   Schnitzer Steel Industries, Cl A                      19,422           1,343
   Schweitzer-Mauduit International                      10,160             263
   Sherritt International (Canada)                      133,100           1,792
   Silgan Holdings                                       17,545             911
   Steel Dynamics                                        43,900           2,615
   Terra Industries (B)*                                 94,983           4,536
   Universal Stainless & Alloy*                           6,300             224
   Zep (B)*                                              12,035             167
                                                                  --------------
                                                                         41,078
                                                                  --------------
TELECOMMUNICATION SERVICES -- 2.3%
   Cbeyond (B)*                                          45,851           1,788
   Centennial Communications (B)*                       123,768           1,150
   CenturyTel                                             5,564             231
   Cincinnati Bell*                                     153,613             730
   Clearwire, Cl A (B)*                                 154,300           2,115
   Cogent Communications Group (B)*                     102,280           2,425
   Fairpoint Communications (B)                         164,000           2,135
   iPCS                                                     296              11
   NTELOS Holdings                                      137,200           4,073
   Premiere Global Services*                             96,900           1,439
   Rural Cellular, Cl A*                                 18,228             804
   SBA Communications, Cl A (B)*                        165,514           5,601
   SureWest Communications                                1,792              31
   Syniverse Holdings*                                   25,375             395
   Time Warner Telecom, Cl A*                            42,835             869
   USA Mobility                                          16,731             239
                                                                  --------------
                                                                         24,036
                                                                  --------------
UTILITIES -- 0.9%
   AGL Resources                                         15,011             565
   Atmos Energy                                           1,905              53
   Cia de Saneamento de Minas Gerais-
     COPASA (Brazil)                                     91,000           1,585
   Cleco                                                    196               5
   ITC Holdings                                          30,891           1,743
   Ormat Technologies (B)                                37,400           2,057

--------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   PNOC Energy Development
     (Philippines)*                                  13,351,000   $       2,103
   Southwest Gas                                         16,256             484
   WGL Holdings                                           7,937             260
                                                                  --------------
                                                                          8,855
                                                                  --------------

Total Common Stock
   (Cost $966,747) ($ Thousands)                                      1,008,837
                                                                  --------------

                                                    Number of
                                                     Warrants
                                                   ------------
WARRANTS -- 0.0%
   Oilsands Quest, Expires 12/05/09*                     17,500              24
   Rentech, Expires 04/25/12 (D) (G)*                    19,400              13
   Titanium Asset Management, Expires
     06/21/11*                                          147,800             200
   Victory Acquisition, Expires 04/24/11*               156,541             261
                                                                  --------------
Total Warrants
   (Cost $266) ($ Thousands)                                                498
                                                                  --------------
CORPORATE OBLIGATION (C) (F) -- 0.7%

FINANCIALS -- 0.7%
   SLM MTN, Ser S
     5.038%, 01/15/08                              $      6,927           6,927
                                                                  --------------
Total Corporate Obligation
   (Cost $6,927) ($ Thousands)                                            6,927
                                                                  --------------

CONVERTIBLE BOND -- 0.2%
   Nova BioSource C.V. to 273.2240
     10.000%, 09/30/12                                    1,926           1,920
                                                                  --------------
Total Convertible Bond
   (Cost $1,926) ($ Thousands)                                            1,920
                                                                  --------------
CASH EQUIVALENTS ** -- 37.8%
   Merrill Lynch EBP Master, 3.964%                   3,262,753           3,263
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 4.970% ++                15,897,449          15,897
   SEI Liquidity Fund L.P., 4.980% ++(C)            368,960,937         368,961
                                                                  --------------
Total Cash Equivalents
   (Cost $388,121) ($ Thousands)                                        388,121
                                                                  --------------
U.S. TREASURY OBLIGATION (A) (E) -- 0.1%
   U.S. Treasury Bill
     3.023%, 02/21/08                                       725             722
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $722) ($ Thousands)                                                722
                                                                  --------------
Total Investments -- 137.0%
   (Cost $1,364,709) ($ Thousands) @                              $   1,407,025
                                                                  ==============


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Small Cap Growth Fund
December 31, 2007 (Unaudited)

A summary of the open futures contracts held by the Fund at December 31, 2007, is as follows:
-----------------------------------------------------------------------
                               NUMBER OF                   UNREALIZED
TYPE OF                        CONTRACTS    EXPIRATION    APPRECIATION
CONTRACT                    LONG (SHORT)      DATE      ($ THOUSANDS)
-----------------------------------------------------------------------
Russell 2000 Index E-MINI              74    Mar-2008        $ 157
                                                             =====

A summary of restricted securities held by the Fund at December 31, 2007, is as follows:

--------------------------------------------------------------------------------------------------------
                                                        RIGHT TO                                 % OF
                               NUMBER     ACQUISITION    ACQUIRE       COST       MARKET VALUE    NET
                              OF SHARES       DATE        DATE     ($THOUSANDS)   ($THOUSANDS)   ASSETS
--------------------------------------------------------------------------------------------------------
BA Energy PIPE                  145,000    8/10/06       8/10/06    $   1,223       $ 1,028       0.10%
BA Energy, Deal #3 PIPE          37,000    4/30/07       4/30/07          268           262       0.03
BPZ Energy PIPE                 183,100     5/7/07       5/7/07           961         2,047       0.20
Force Protection                173,900    12/19/06     12/19/06        2,043           814       0.08
Rentech Warrant                  19,400    4/20/07       4/20/07           --            13         --
Coguar Biotechnology PIPE        21,000    12/14/07     12/14/07          609           669       0.07
Thunderbird PIPE                153,500    11/15/07     11/15/07        1,382         1,382       0.12
Synenco Energy                   19,500    6/20/05       6/20/05          227           167       0.02
                                                                   -------------------------------------
                                                                     $  6,713       $ 6,382       0.62%
                                                                   =====================================

--------------------------------------------------------------------------------

Percentages are based on Net Assets of $1,027,147 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of December 31, 2007.

+++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

+     Real Estate Investment Trust.

++    Investment in Affiliated Security.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at December 31, 2007. The total value of securities on loan at December 31, 2007 was $358,987 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2007 was $375,888 ($ Thousands).

(D) This security considered illiquid and The total value of such restricted. securities as of December 31, 2007 was $6,382 ($ Thousands) and represented 0.62% of Net Assets.

(E)   The rate reported is the effective yield at time of purchase.

(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2007.

(G) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of December 31, 2007 was $6,382 ($ Thousands) and represented 0.62% of Net Assets.

(H) Security sold within terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

ADR -- American Depositary Receipt

BDR -- British Depositary Receipt

Cl -- Class

CV -- Convertible

L.P. -- Limited Partnership

MTN -- Medium Term Note

PIPE -- Public Investment in Public Entity

Ser -- Series

@ At December 31, 2007, the tax basis cost of the Fund's investments was $1,364,709 (Thousands), and the unrealized appreciation and depreciation were $135,388 (Thousands) and $(93,072) (Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Tax-Managed Small Cap Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 94.2%

CONSUMER DISCRETIONARY -- 12.5%
   Aaron Rents                                            1,200   $          23
   Abercrombie & Fitch, Cl A                              2,294             183
   Advance Auto Parts                                     9,900             376
   Aeropostale*                                           1,500              40
   American Eagle Outfitters                              2,850              59
   American Greetings, Cl A                              19,200             390
   AnnTaylor Stores*                                      3,000              77
   Arbitron                                                 800              33
   ArvinMeritor (B)                                      21,100             248
   Autoliv (B)                                           17,900             944
   AutoNation*                                           10,115             158
   Bally Technologies*                                    3,600             179
   Barnes & Noble                                         3,200             110
   Beazer Homes USA (B)                                   6,200              46
   Belo, Cl A                                            27,500             480
   Big Lots*                                             10,800             173
   Black & Decker                                        11,000             766
   Blue Nile (B)*                                         5,900             402
   Blyth                                                  2,700              59
   Bob Evans Farms                                        1,700              46
   Bon-Ton Stores (B)                                     9,300              88
   Borders Group (B)                                     16,200             173
   BorgWarner                                             7,800             378
   Bright Horizons Family Solutions (B)*                    900              31
   Brown Shoe                                               232               4
   Brunswick                                             17,600             300
   Cabela's (B)*                                          3,600              54
   California Pizza Kitchen*                              3,800              59
   Callaway Golf                                          2,200              38
   Career Education*                                      1,100              28
   Carmax (B)*                                            4,400              87
   Carter's*                                             11,700             226
   Cato, Cl A (B)                                        28,250             442
   CBRL Group (B)                                        10,700             347
   CEC Entertainment*                                     2,200              57
   Central European Media
      Enterprises, Cl A*                                  1,100             128
   Champion Enterprises (B)*                              4,000              38
   Cheesecake Factory*                                    4,700             111
   Cherokee (B)                                             900              29
   Childrens Place Retail Stores*                        24,500             635
   Chipotle Mexican Grill, Cl A (B)*                      6,400             941
   Cinemark Holdings                                      4,400              75
   Circuit City Stores                                   17,200              72
   CKX (B)*                                                 600               7
   Coach*                                                 3,400             104
   Coinstar*                                              1,200              34
   Collective Brands*                                     3,500              61
   Columbia Sportswear (B)                                1,900              84
   Conn's (B)*                                           12,400             212
   Corinthian Colleges (B)*                              29,190             450
   CROCS (B)*                                            77,750           2,862
   Dana (B)                                              89,500               2
   Denny's*                                               7,800              29
   Dick's Sporting Goods (B)*                             1,600              44
   Discovery Holding, Cl A*                               1,700              43
   Dollar Tree Stores*                                    4,700             122
   Domino's Pizza                                         2,700              36
   Dover Motorsports (B)                                 22,500             147
   DreamWorks Animation SKG, Cl A*                        6,925             177
   DSW, Cl A (B)*                                         1,300              24
   Eastman Kodak                                          3,725              81
   Ethan Allen Interiors                                  1,400              40
   Expedia*                                               1,400              44

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Family Dollar Stores                                  13,700   $         263
   Ford Motor*                                              818               6
   Fossil*                                                1,300              55
   GameStop, Cl A (B)*                                   12,151             755
   Gander Mountain (B)*                                  18,200              90
   Gaylord Entertainment (B)*                             2,100              85
   Gemstar-TV Guide International*                        8,500              40
   Getty Images*                                          2,047              59
   Goodyear Tire & Rubber*                               22,732             642
   GSI Commerce (B)*                                      2,700              53
   Guess? (B)                                            14,230             539
   Gymboree*                                             11,400             347
   Handleman (B)                                         13,300              23
   Harman International Industries                          702              52
   Harte-Hanks                                            3,000              52
   Hasbro                                                30,600             783
   Hearst-Argyle Television                               6,900             153
   Home Solutions of America*                               925               1
   Hooker Furniture (B)                                  17,800             358
   Hovnanian Enterprises, Cl A (B)*                      11,400              82
   IAC/InterActive*                                       7,900             213
   Iconix Brand Group (B)*                                1,600              31
   Ihop (B)                                               1,900              70
   Interactive Data                                         900              30
   ITT Educational Services (B)*                          5,689             485
   J Crew Group (B)*                                      8,000             386
   Jackson Hewitt Tax Service (B)                         7,027             223
   Jakks Pacific (B)*                                    16,800             397
   Jarden*                                               25,364             599
   Jones Apparel Group                                   27,822             445
   Journal Communications, Cl A                          39,400             352
   K-Swiss, Cl A                                          2,700              49
   KB Home                                                3,400              73
   Lamar Advertising, Cl A (B)                            1,400              67
   Lear*                                                 15,700             434
   Life Time Fitness (B)*                                21,145           1,050
   LKQ (B)*                                              73,050           1,536
   Lodgenet Entertainment (B)*                              800              14
   Lodgian*                                               2,300              26
   Lululemon Athletica (Canada) (B)*                      8,500             403
   Lumber Liquidators*                                   30,200             272
   Martha Stewart Living
      Omnimedia, Cl A (B)*                               44,200             410
   Matthews International, Cl A                           3,400             159
   McClatchy, Cl A (B)                                    9,700             121
   Meredith                                               1,700              93
   Mestek*                                                2,100              30
   Modine Manufacturing (B)                              15,400             254
   Morgans Hotel Group (B)*                              28,600             551
   Morningstar*                                           2,900             225
   National CineMedia                                     1,600              40
   NetFlix (B)*                                           3,800             101
   NexCen Brands*                                         2,575              12
   NutriSystem (B)*                                      19,500             526
   NVR (B)*                                                 700             367
   O'Reilly Automotive*                                   1,600              52
   OfficeMax                                              2,800              58
   Orient-Express Hotels, Cl A (B)                        9,900             569
   Pacific Sunwear Of California*                        25,100             354
   Panera Bread, Cl A (B)*                                  900              32
   Papa John's International*                             1,400              32
   Penn National Gaming*                                  3,700             220
   Penske Auto Group                                        600              10
   PetSmart                                              22,000             518
   Phillips-Van Heusen                                   16,600             612
   Pier 1 Imports (B)*                                   37,100             194
   Pinnacle Entertainment*                               11,961             282


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Tax-Managed Small Cap Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Polaris Industries (B)                                 8,700   $         416
   Polo Ralph Lauren                                      4,400             272
   Pool (B)                                               7,600             151
   Pre-Paid Legal Services (B)*                             800              44
   priceline.com (B)*                                    11,225           1,289
   Quiksilver (B)*                                      221,800           1,903
   RadioShack (B)                                        19,000             320
   Raser Technologies (B)*                                6,400              95
   RC2*                                                     625              18
   Regal Entertainment Group, Cl A (B)                   17,645             319
   Rent-A-Center*                                         6,286              91
   RH Donnelley*                                          1,782              65
   Ross Stores                                              900              23
   Ruby Tuesday                                          34,800             339
   Ryland Group (B)                                       8,600             237
   Saks                                                  40,993             851
   Sally Beauty Holdings*                                 8,025              73
   Sauer-Danfoss                                          3,611              90
   Scholastic (B)*                                       16,500             576
   Scientific Games, Cl A (B)*                           32,900           1,094
   Sealy (B)                                             11,100             124
   Service International                                  3,400              48
   Sirius Satellite Radio*                                7,941              24
   Skechers U.S.A., Cl A*                                 2,500              49
   Smith & Wesson Holding*                                  550               3
   Snap-On (B)                                            6,615             319
   Sonic*                                                 2,100              46
   Sonic Automotive, Cl A                                14,500             281
   Sotheby's (B)                                          9,850             375
   Stewart Enterprises, Cl A                              6,300              56
   Strayer Education                                        600             102
   Sun-Times Media Group, Cl A                            2,425               5
   Talbots (B)                                           47,188             558
   Tempur-Pedic International (B)                        12,955             336
   Texas Roadhouse, Cl A (B)*                             3,400              38
   Thor Industries (B)                                      600              23
   Tiffany                                               15,900             732
   Timberland, Cl A*                                      2,300              42
   TravelCenters of America LLC (B)*                      1,380              17
   Triarc, Cl B                                          15,200             133
   TRW Automotive Holdings*                               5,828             122
   Tupperware Brands (B)                                 13,405             443
   Under Armour, Cl A (B)*                               29,655           1,295
   Universal Electronics (B)*                            11,130             372
   Urban Outfitters*                                     60,800           1,657
   Vail Resorts (B)*                                      1,400              75
   Virgin Media                                             210               4
   Visteon*                                              12,775              56
   Warnaco Group*                                         1,210              42
   Warner Music Group (B)                                68,600             416
   Weight Watchers International                            333              15
   Whirlpool (B)                                          8,500             694
   Williams-Sonoma (B)                                   18,500             479
   Winnebago Industries (B)                               1,600              34
   WMS Industries*                                       14,250             522
   Wynn Resorts (B)*                                      5,800             650
   XM Satellite Radio Holdings, Cl A*                     9,155             112
   Zumiez (B)*                                           28,900             704
                                                                  --------------
                                                                         50,420
                                                                  --------------
CONSUMER STAPLES -- 3.1%
   American Italian Pasta, Cl A (B)                       6,300              44
   American Oriental Bioengineering (B)*                 21,000             233
   Andersons                                                629              28
   Avon Products                                          4,552             180
   Bare Escentuals (B)*                                  10,100             245
   BJ's Wholesale Club (B)*                              35,900           1,214

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Boston Beer, Cl A (B)*                                   800   $          30
   Bunge                                                    598              70
   Casey's General Stores                                   900              27
   Central Garden and Pet, Cl A*                          2,241              12
   Chattem (B)*                                           7,865             594
   Church & Dwight                                        4,600             249
   Corn Products International                            3,164             116
   Dean Foods                                             9,900             256
   Diamond Foods                                          1,900              41
   Elizabeth Arden*                                      13,462             274
   Energizer Holdings*                                      300              34
   Flowers Foods                                          1,650              39
   Fresh Del Monte Produce                                1,700              57
   Great Atlantic & Pacific Tea (B)*                        401              12
   Hain Celestial Group (B)*                             26,300             841
   Hansen Natural*                                        1,925              85
   Imperial Sugar*                                          179               3
   Lance                                                  1,600              33
   Longs Drug Stores                                     10,800             508
   McCormick                                             22,500             853
   Molson Coors Brewing, Cl B (B)                        34,186           1,765
   Nash Finch                                            11,300             399
   NBTY*                                                  1,200              33
   Pepsi Bottling Group                                  16,000             631
   PepsiAmericas                                          9,800             326
   Pilgrim's Pride                                        8,000             232
   Prestige Brands Holdings*                              5,100              38
   Pricesmart                                             1,600              48
   Ralcorp Holdings*                                      1,100              67
   Revlon, Cl A*                                         26,325              31
   Rite Aid (B)*                                          6,700              19
   Ruddick                                               18,400             638
   Seaboard                                                  89             131
   SUPERVALU                                             20,900             784
   TreeHouse Foods*                                       1,400              32
   Tyson Foods, Cl A                                      2,400              37
   United Natural Foods (B)*                              7,000             222
   Universal (B)                                          6,830             350
   Village Super Market, Cl A (B)                         3,400             173
   WD-40                                                    900              34
   Weis Markets                                             500              20
   Whole Foods Market (B)                                 9,300             379
                                                                  --------------
                                                                         12,467
                                                                  --------------
ENERGY -- 6.1%
   Arena Resources*                                         650              27
   Alon USA Energy                                        1,785              49
   Arch Coal (B)                                          1,946              87
   ATP Oil & Gas (B)*                                     8,975             454
   Atwood Oceanics (B)*                                     600              60
   Basic Energy Services*                                    25               1
   Berry Petroleum, Cl A                                  3,400             151
   Bill Barrett (B)*                                      1,000              42
   BPZ Resources                                          2,750              31
   Bristow Group (B)*                                     1,800             102
   Cameron International (B)*                            26,750           1,287
   CARBO Ceramics (B)                                     1,100              41
   Carrizo Oil & Gas*                                       125               7
   Cheniere Energy (B)*                                   1,700              55
   Compagnie Generale de
     Geophysique-Veritas ADR (B)*                        18,200           1,020
   Complete Production Services*                          4,200              75
   Consol Energy                                          1,727             123
   Continental Resources*                                 2,200              57
   Core Laboratories (B)*                                 5,115             638
   Crosstex Energy                                        1,485              55
   Delek US Holdings (B)                                  1,800              36


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Tax-Managed Small Cap Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Denbury Resources*                                     7,800   $         232
   Dresser-Rand Group (B)*                               18,240             712
   Dril-Quip*                                             8,690             484
   Encore Acquisition*                                    1,400              47
   EOG Resources                                            800              71
   Exterran Holdings (B)*                                 9,854             806
   FMC Technologies (B)*                                 24,340           1,380
   Forest Oil*                                            2,359             120
   Foundation Coal Holdings                              13,125             689
   General Maritime (B)                                   1,700              42
   Global Industries *                                   24,400             523
   GMX Resources*                                           875              28
   Golar (B)                                              2,900              64
   Grant Prideco*                                        43,200           2,398
   Gulf Island Fabrication (B)                            1,200              38
   Gulfmark Offshore*                                     1,000              47
   Harvest Natural Resources (B)*                         2,600              32
   Helix Energy Solutions Group (B)*                     21,900             909
   Helmerich & Payne                                      1,800              72
   Hess                                                   3,600             363
   Holly (B)                                              7,725             393
   Hugoton Royalty Trust                                  3,150              71
   ION Geophysical (B)*                                  43,200             682
   Kinder Morgan Management LLC*                          1,725              91
   Lufkin Industries                                      1,100              63
   Mariner Energy*                                        3,274              75
   Massey Energy                                          2,469              88
   McMoRan Exploration*                                   1,710              22
   NATCO Group, Cl A (B)*                                 7,009             380
   National Oilwell Varco (B)*                            4,200             309
   Newfield Exploration*                                  7,700             406
   Occidental Petroleum                                   2,856             220
   Oceaneering International*                             8,050             542
   Oil States International*                              1,300              44
   Parker Drilling*                                       2,500              19
   Patriot Coal*                                            240              10
   Patterson-UTI Energy                                  41,100             802
   Peabody Energy                                         2,400             148
   PetroHawk Energy (B)*                                 25,500             441
   Petroleum Development (B)*                             2,550             151
   Plains Exploration & Production*                       3,225             174
   Quicksilver Resources*                                   600              36
   Rentech*                                              25,173              46
   Rosetta Resources*                                     3,100              61
   Rowan                                                 13,700             541
   RPC (B)                                                3,375              40
   Southwestern Energy*                                   8,500             474
   Stone Energy*                                          2,400             113
   Sunoco                                                11,600             840
   Superior Energy Services*                              1,100              38
   Swift Energy*                                         16,400             722
   Tesoro                                                34,779           1,659
   Tetra Technologies (B)*                               25,450             396
   Transmontaigne Partners L.P.                             500              14
   Ultra Petroleum*                                         900              64
   Unit*                                                  6,975             323
   US BioEnergy (B)*                                     29,000             340
   Vaalco Energy*                                         1,775               8
   VeraSun Energy (B)*                                    3,000              46
   W&T Offshore                                           1,850              55
   W-H Energy Services*                                     900              51
   Western Refining                                         325               8
   Whiting Petroleum*                                     1,000              58
   Willbros Group (B)*                                    1,900              73
   Williams                                               2,485              89
                                                                  --------------
                                                                         24,681
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
FINANCIALS -- 14.2%
   1st Source                                               440   $           8
   Abington Bancorp                                       3,900              37
   Acadia Realty Trust+                                   1,200              31
   Advance America
     Cash Advance Centers                                 3,800              39
   Affiliated Managers Group (B)*                        29,690           3,487
   Agree Realty+                                          1,700              51
   Alesco Financial                                      11,375              37
   Alexander's+*                                            100              35
   Alexandria Real Estate Equities+                       4,300             437
   Alfa                                                   1,200              26
   AllianceBernstein Holding L.P.                           357              27
   AMB Property+ (B)                                      3,900             224
   AmCOMP*                                               51,900             485
   American Capital Strategies (B)                          700              23
   American Financial Group (B)                          33,300             962
   American Financial Realty Trust+                      20,200             162
   American National Insurance (B)                          500              61
   AmeriCredit (B)*                                      34,700             444
   Annaly Capital Management+ (B)                        27,605             502
   AON                                                    9,000             429
   Apartment Investment
      & Management, Cl A+ +                                 300              10
   Apollo Investment                                      3,300              56
   Ares Capital                                          11,200             164
   Argo Group International
   Holdings *                                               900              38
   Ashford Hospitality Trust+ (B)                        66,400             477
   Aspen Insurance Holdings                               6,000             173
   Astoria Financial (B)                                 24,300             565
   BancFirst                                                700              30
   Banco Latinoamericano
     de Exportaciones                                    22,100             360
   Bancorpsouth (B)                                      23,200             548
   Bank Mutual                                            1,700              18
   Bank of Hawaii                                         6,300             322
   Bear Stearns (B)                                       1,000              88
   BioMed Realty Trust+                                   1,400              32
   BlackRock                                              1,296             281
   Blackstone Group L.P. (B)*                            51,600           1,142
   Boston Private Financial Holdings (B)                  1,800              49
   BRE Properties, Cl A+                                    400              16
   Capital Lease Funding+                                 2,500              21
   Capital Trust, Cl A+ (B)                                 500              15
   Capitol Federal Financial (B)                            300               9
   Charter Financial (B)                                  1,100              41
   CIT Group                                             16,700             401
   Citizens Republic Bancorp                             11,800             171
   City Bank                                              1,432              32
   City National                                            500              30
   Clayton Holdings*                                      9,600              50
   Clifton Savings Bancorp                                9,700              95
   CME Group                                                604             414
   CNA Surety*                                            3,000              59
   Colonial BancGroup                                    34,200             463
   Colonial Properties Trust+                             6,300             143
   Comerica                                              14,700             640
   Commerce Bancorp                                         700              27
   Commerce Bancshares (B)                                2,082              93
   Community Bank System (B)                             33,200             660
   Corporate Office Properties Trust+                     7,000             220
   Cullen/Frost Bankers (B)                              11,600             588
   CVB Financial (B)                                      4,900              51
   Delphi Financial Group, Cl A                             600              21
   DiamondRock Hospitality+                               1,600              24
   Digital Realty Trust+                                  1,400              54


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Tax-Managed Small Cap Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Discover Financial Services                            5,700   $          86
   Dollar Financial*                                        200               6
   East West Bancorp                                      8,500             206
   Eaton Vance                                           17,079             776
   EMC Insurance Group                                    3,120              74
   Employers Holdings                                     6,900             115
   Endurance Specialty Holdings                          10,698             446
   Enstar Group *                                           600              73
   Entertainment Properties Trust+                          800              38
   Equity Lifestyle Properties+                           2,800             128
   Everest Re Group                                       9,500             954
   Extra Space Storage+ (B)                              10,200             146
   FCStone Group*                                         2,000              92
   Federal Agricultural
      Mortgage, Cl C (B)                                 17,000             447
   Federal Realty Investment Trust+                         300              25
   Federated Investors, Cl B                             15,100             621
   FelCor Lodging Trust+                                  2,000              31
   Financial Institutions                                 2,200              39
   First American (B)                                    25,300             863
   First Busey (B)                                          900              18
   First Cash Financial Services (B)*                    31,100             457
   First Commonwealth Financial (B)                      13,200             141
   First Financial Bankshares (B)                         1,500              56
   First Industrial Realty Trust+                           109               4
   First Marblehead (B)                                   4,275              65
   First Mercury Financial*                              12,282             300
   First Midwest Bancorp                                 11,500             352
   First Niagara Financial Group                         20,200             243
   FirstMerit                                             3,300              66
   Flagstone Reinsurance Holdings                         8,500             118
   FNB (Pennslyvania) (B)                                11,000             162
   FNB (Virginia) (B)                                       400               9
   Fortress Investment
     Group LLC, Cl A (B)                                 35,200             548
   Franklin Street Properties+ (B)                        6,900             102
   Frontier Financial (B)                                 6,200             115
   Getty Realty+ (B)                                      4,400             117
   GFI Group*                                             2,200             211
   Glacier Bancorp (B)                                    1,350              25
   GLG Partners (B)*                                      4,200              57
   Gramercy Capital+ (B)                                  3,200              78
   Greenhill (B)                                          9,600             638
   Greenlight Capital Re, Cl A (B)*                       2,100              44
   Hancock Holding                                          500              19
   Hanover Insurance Group (B)                           25,100           1,150
   Harleysville Group                                     3,500             124
   HCC Insurance Holdings                                10,000             287
   HCP+                                                   1,100              38
   Healthcare Realty Trust+ (B)                           3,100              79
   Hersha Hospitality Trust+                             34,900             332
   Highwoods Properties+                                    600              18
   Hilltop Holdings+*                                     8,300              91
   Home Bancshares (B)                                   15,100             317
   Horace Mann Educators                                  3,500              66
   Hospitality Properties Trust+ (B)                     23,100             744
   Host Hotels & Resorts+ (B)                            28,400             484
   HRPT Properties Trust+ (B)                            68,500             529
   Hudson City Bancorp                                    5,600              84
   Huntington Bancshares (B)                             34,000             502
   Imperial Capital Bancorp                               1,600              29
   Inland Real Estate+ (B)                               10,700             151
   IntercontinentalExchange (B)*                          3,135             603
   Investment Technology Group*                           1,300              62
   Investors Real Estate Trust+                           3,100              28
   Janus Capital Group                                    1,800              59
   Jefferies Group (B)                                   37,600             867

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   KBW (B)*                                              14,800   $         379
   Kearny Financial                                       2,700              32
   Kilroy Realty+                                         2,475             136
   KKR Financial Holdings                                17,500             246
   Knight Capital Group, Cl A*                            2,300              33
   LandAmerica Financial Group (B)                       11,900             398
   LaSalle Hotel Properties+                                700              22
   Lazard, Cl A (B)                                       7,775             316
   Legg Mason                                               408              30
   Leucadia National                                      1,875              88
   Lexington Realty Trust+ (B)                            2,100              31
   Luminent Mortgage Capital+ (B)                        52,700              41
   Macerich+                                                400              28
   Maguire Properties+                                    5,675             167
   Markel (B)*                                              500             246
   MarketAxess Holdings (B)*                              2,700              35
   Marsh & McLennan                                      14,768             391
   Marshall & Ilsley                                      1,145              30
   Max Capital Group                                      2,000              56
   MCG Capital (B)                                       52,100             604
   Meruelo Maddux Properties (B)*                        86,000             344
   MFA Mortgage Investments+                              4,000              37
   MGIC Investment (B)                                    9,140             205
   Midland                                                1,000              65
   Mid-America
      Apartment Communities+ (B)                          1,300              56
   MVC Capital (B)                                       31,900             515
   NASDAQ Stock Market (B)*                              19,730             976
   National Financial Partners (B)                        6,257             285
   National Health Investors+                             1,300              36
   National Penn Bancshares (B)                           5,400              82
   National Retail Properties+ (B)                       17,700             414
   Nationwide Financial
     Services, Cl A (B)                                  19,500             878
   Nationwide Health Properties+ (B)                        400              13
   Navigators Group (B)*                                 10,418             677
   NBT Bancorp (B)                                        3,100              71
   New York Community Bancorp                             2,323              41
   NorthStar Realty Finance+ (B)                         10,300              92
   Northwest Bancorp (B)                                  1,100              29
   Novastar Financial*                                   41,200             119
   NYSE Euronext                                          1,175             103
   Och-Ziff Capital Management
     Group LLC, Cl A (B)                                 27,500             723
   Old National Bancorp (B)                              24,900             372
   Old Republic International                            31,875             491
   Omega Healthcare Investors+                            7,100             114
   One Liberty Properties+                                1,500              28
   optionsXpress Holdings (B)                             3,800             128
   Park National                                            500              32
   PartnerRe (B)                                            700              58
   PennantPark Investment (B)                            27,400             275
   People's United Financial (B)                         27,290             486
   Piper Jaffray*                                        19,000             880
   Platinum Underwriters Holdings                         8,400             299
   PMI Group                                             18,200             242
   PNC Financial Services Group                             292              19
   Popular (B)                                           23,100             245
   Portfolio Recovery Associates (B)                     12,800             508
   Post Properties+                                         600              21
   Potlatch                                                 900              40
   ProAssurance (B)*                                      3,700             203
   Provident Bankshares (B)                               1,900              41
   Provident Financial Services                           5,400              78
   PS Business Parks+                                     1,400              74
   Public Storage+                                        3,659             269
   Radian Group (B)                                      25,900             302


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Tax-Managed Small Cap Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   RAIT Financial Trust+ (B)                             46,000   $         396
   Rayonier+ (B)                                          2,850             135
   Realty Income+ (B)                                     7,400             200
   Redwood Trust+ (B)                                     3,900             134
   Reinsurance Group of America (B)                       5,325             279
   S&T Bancorp (B)                                          900              25
   Safeco                                                15,000             835
   Saul Centers+ (B)                                      2,500             134
   Signature Bank*                                        1,600              54
   SL Green Realty+                                       1,900             178
   Sovran Self Storage+ (B)                               1,900              76
   St Joe                                                13,351             474
   Stancorp Financial Group                               8,800             443
   State Auto Financial                                   1,400              37
   State Street (B)                                       3,895             316
   Sterling Bancshares                                   34,850             389
   Sterling Financial, Washington Shares                  6,400             107
   Strategic Hotels & Resorts+                            1,900              32
   Sunstone Hotel Investors+ (B)                         31,100             569
   Susquehanna Bancshares (B)                             3,700              68
   SVB Financial Group*                                   1,300              66
   T Rowe Price Group                                     1,116              68
   Tanger Factory Outlet Centers+                           900              34
   TCF Financial (B)                                     35,300             633
   TD Ameritrade Holding*                                 7,329             147
   Tejon Ranch*                                           2,600             106
   Thomas Weisel Partners Group*                         11,700             161
   Thornburg Mortgage+ (B)                                4,900              45
   Toronto-Dominion Bank (Canada)                         1,493             104
   TradeStation Group*                                   16,300             232
   Transatlantic Holdings                                   618              45
   Triad Guaranty*                                          675               7
   Trico Bancshares                                         522              10
   Trustco Bank (B)                                       5,600              56
   Umpqua Holdings                                        7,500             115
   UnionBanCal                                           14,300             699
   United Bankshares (B)                                 13,100             367
   United Community Banks (B)                             4,700              74
   United Fire & Casualty                                 2,000              58
   Unitrin                                               10,800             518
   Universal Health
      Realty Income Trust+                                  300              11
   Unum Group                                            39,200             933
   Ventas+                                                1,400              63
   Wachovia                                               2,358              90
   Waddell & Reed Financial, Cl A                         4,400             159
   Washington Federal                                     1,800              38
   Washington Real Estate
     Investment Trust+ (B)                                1,600              50
   Westamerica Bancorporation                               132               6
   Westfield Financial (B)                                2,625              25
   Whitney Holding (B)                                   27,600             722
   Wilmington Trust                                       1,900              67
   Wintrust Financial                                     3,200             106
   WR Berkley                                            16,900             504
                                                                  --------------
                                                                         57,428
                                                                  --------------
HEALTH CARE -- 12.5%
   Abaxis*                                                2,200              79
   Abraxis Bioscience (B)*                               10,025             689
   Acadia Pharmaceuticals*                               17,100             189
   Accelrys (B)*                                         46,500             350
   Adams Respiratory Therapeutics*                        4,005             239
   Advanced Medical Optics*                              29,400             721
   Affymetrix (B)*                                       48,000           1,111
   Air Methods*                                             608              30
   Albany Molecular Research*                             3,100              45

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Alexion Pharmaceuticals (B)*                           1,400   $         105
   Align Technology (B)*                                  7,865             131
   Alkermes*                                             50,000             780
   Allscripts Healthcare Solutions (B)*                   1,700              33
   Alpharma, Cl A                                           908              18
   AMAG Pharmaceuticals*                                  1,800             108
   Amedisys*                                             10,870             527
   American Medical
     Systems Holdings (B)*                                3,400              49
   AMERIGROUP*                                            1,620              59
   Amylin Pharmaceuticals (B)*                            2,400              89
   Analogic                                               1,174              80
   APP Pharmaceuticals (B)*                              52,100             535
   Applera -- Applied Biosystems
     Group (B)                                           13,885             471
   Applera -- Celera Group (B)*                          31,100             494
   Apria Healthcare Group (B)*                           20,700             447
   Arena Pharmaceuticals*                                   500               4
   Arthrocare (B)*                                        1,200              58
   Axcan Pharma (Canada)*                                37,608             865
   Barr Pharmaceuticals*                                 17,400             924
   Beckman Coulter                                        2,100             153
   Bio-Rad Laboratories, Cl A*                              900              93
   BioMarin Pharmaceuticals (B)*                         24,700             874
   Bruker BioSciences*                                    4,400              59
   Cambrex (B)                                           47,200             396
   Cell Genesys (B)*                                     77,400             178
   Centene*                                                 700              19
   Cephalon (B)*                                         27,821           1,996
   Cerner (B)*                                              400              23
   Charles River
      Laboratories International*                         2,950             194
   Chemed (B)                                            17,849             997
   Community Health Systems*                             30,685           1,131
   Computer Programs & Systems                              720              16
   Conmed*                                                1,300              30
   Cooper (B)                                            23,135             879
   Corvel*                                                  593              14
   Cougar Biotechnology
     Rest Pipe* (F) (G)                                  11,400             363
   Covance*                                               3,775             327
   Coventry Health Care*                                  7,200             427
   Cubist Pharmaceuticals (B)*                           71,400           1,464
   CV Therapeutics (B)*                                  77,475             701
   Datascope                                             11,200             408
   DaVita*                                               16,100             907
   Dentsply International                                 4,300             194
   Dionex*                                                  500              41
   Discovery Laboratories (B)*                           26,400              57
   Eclipsys*                                              3,296              83
   Edwards Lifesciences (B)*                              4,000             184
   Emeritus*                                              2,700              68
   Endo Pharmaceuticals Holdings*                         2,200              59
   Enzon Pharmaceuticals*                                 2,600              25
   eResearchTechnology (B)*                              29,048             343
   ev3*                                                   5,387              69
   Exelixis*                                              3,900              34
   Express Scripts*                                      10,450             763
   Forest Laboratories*                                   4,275             156
   Gen-Probe*                                               700              44
   Genzyme*                                               4,102             305
   Geron (B)*                                            25,400             144
   Haemonetics*                                             700              44
   Health Net (B)*                                       14,125             682
   Healthsouth (B)*                                       4,300              90
   Healthspring*                                          2,900              55
   Healthways*                                            3,500             205


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Tax-Managed Small Cap Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Henry Schein*                                            300   $          18
   Hi-Tech Pharmacal (B)*                                 3,000              29
   Hillenbrand Industries                                   600              33
   HLTH (B)*                                             10,770             144
   Hologic (B)*                                          14,952           1,026
   Human Genome Sciences (B)*                            10,100             105
   Humana*                                                  300              23
   ICU Medical*                                           1,000              36
   Idexx Laboratories (B)*                                8,430             494
   Illumina (B)*                                         15,300             907
   Immucor (B)*                                           1,950              66
   Immunomedics*                                          3,700               9
   IMS Health                                            11,200             258
   Incyte*                                                7,075              71
   Indevus Pharmaceuticals*                               8,625              60
   Insulet*                                               1,500              35
   Integra LifeSciences Holdings (B)*                       600              25
   Intuitive Surgical (B)*                                1,250             406
   Invacare (B)                                           1,500              38
   inVentiv Health*                                       1,000              31
   Inverness Medical Innovations (B)*                    11,502             646
   Invitrogen (B)*                                       15,205           1,420
   Isis Pharmaceuticals (B)*                              3,900              61
   Kendle International (B)*                              9,705             475
   Kindred Healthcare*                                    3,127              78
   King Pharmaceuticals*                                 22,600             231
   KV Pharmaceutical, Cl A (B)*                           4,100             117
   Landauer                                                 700              36
   Lifecell (B)*                                         13,600             586
   LifePoint Hospitals*                                     800              24
   Ligand Pharmaceuticals, Cl B (B)*                      5,600              27
   Lincare Holdings (B)*                                 16,700             587
   Magellan Health Services*                             26,552           1,238
   MannKind (B)*                                          4,500              36
   Martek Biosciences (B)*                               11,300             334
   Medarex (B)*                                         209,500           2,183
   MedAssets*                                            10,900             261
   Medicines*                                             3,400              65
   Medicis Pharmaceutical, Cl A (B)                      21,600             561
   Merit Medical Systems*                                 2,500              35
   Metabolix (B)*                                        27,800             662
   MGI Pharma*                                            2,400              97
   Millennium Pharmaceuticals (B)*                       26,700             400
   Millipore (B)*                                         1,900             139
   Myriad Genetics (B)*                                  29,370           1,363
   Neurocrine Biosciences (B)*                           24,600             112
   NuVasive*                                              1,600              63
   Odyssey HealthCare*                                      889              10
   Omnicare                                               4,000              91
   Omnicell*                                              1,531              41
   Onyx Pharmaceuticals (B)*                              2,700             150
   Orthofix International*                                1,335              77
   OSI Pharmaceuticals (B)*                               4,718             229
   Owens & Minor                                          3,285             139
   Par Pharmaceutical*                                    3,570              86
   Parexel International (B)*                             4,400             213
   Patterson*                                             1,200              41
   PDL BioPharma*                                         2,200              39
   Pediatrix Medical Group (B)*                           5,475             373
   PerkinElmer                                            2,800              73
   Perrigo (B)                                           21,930             768
   Pharmaceutical Product
     Development (B)                                      2,700             109
   Pharmacopeia (B)*                                     29,750             142
   PharMerica (B)*                                       18,075             251
   Pharmion*                                              1,700             107
   Phase Forward*                                         3,300              72

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   PSS World Medical*                                    35,400   $         693
   Psychiatric Solutions (B)*                            16,705             543
   Qiagen (B)*                                           19,479             410
   Regeneron Pharmaceuticals (B)*                        26,900             650
   Renovis*                                              10,300              31
   Resmed*                                                4,865             256
   Respironics*                                           1,418              93
   Sciele Pharma (B)*                                     1,800              37
   Sepracor*                                                500              13
   Sirona Dental Systems*                                 4,125             138
   Stereotaxis (B)*                                       1,900              23
   STERIS                                                 2,400              69
   Sunrise Senior Living*                                 1,200              37
   SurModics (B)*                                         1,100              60
   Theravance*                                            2,900              57
   Thermo Fisher Scientific*                              3,600             208
   Thoratec (B)*                                          2,000              36
   Trizetto Group*                                        4,100              71
   United Therapeutics (B)*                              15,900           1,553
   Universal American*                                    3,400              87
   Universal Health Services, Cl B                        1,414              72
   Valeant Pharmaceuticals
     International*                                       4,300              52
   Varian*                                                  700              46
   Varian Medical Systems (B)*                            1,000              52
   VCA Antech*                                              800              35
   Ventana Medical Systems*                               1,500             131
   Vertex Pharmaceuticals (B)*                           15,700             365
   Vital Signs                                            1,400              72
   Vnus Medical Technologies (B)*                         4,400              64
   Waters (B)*                                            6,060             479
   Watson Pharmaceuticals*                               27,800             755
   WellCare Health Plans*                                   375              16
   Wright Medical Group*                                  3,600             105
   Zoll Medical*                                          1,800              48
                                                                  --------------
                                                                         50,543
                                                                  --------------
INDUSTRIALS -- 14.9%
   AAON                                                   1,500              30
   ABX Holdings*                                          4,669              19
   ACCO Brands*                                           4,580              73
   Actuant, Cl A (B)                                      7,052             240
   Advisory Board*                                        2,400             154
   AGCO (B)*                                             17,952           1,220
   Alaska Air Group (B)*                                 22,887             572
   Albany International, Cl A                            10,884             404
   Alexander & Baldwin                                    1,939             100
   Allegiant Travel*                                      1,100              35
   Alliant Techsystems*                                     588              67
   Allied Waste Industries*                               2,300              25
   Altra Holdings*                                       13,800             229
   Amerco*                                                  341              22
   American Commercial Lines*                             2,662              43
   American Ecology                                      32,700             768
   American Superconductor (B)*                           2,800              77
   American Woodmark (B)                                 13,400             244
   Ameron International                                     400              37
   Ametek                                                   750              35
   Ampco-Pittsburgh                                       8,000             305
   AMR*                                                   1,800              25
   Angelica                                               1,400              27
   AO Smith                                              10,300             361
   Apogee Enterprises                                    29,500             505
   Applied Industrial Technologies                        1,050              30
   Arkansas Best (B)                                      7,200             158
   ASV*                                                     472               7
   Atlas Air Worldwide Holdings*                            800              43


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Tax-Managed Small Cap Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Badger Meter                                             125   $           6
   Baldor Electric                                        2,100              71
   Barnes Group (B)                                      11,565             386
   Basin Water (B)*                                       4,800              40
   BE Aerospace (B)*                                     24,430           1,292
   Blount International*                                  2,075              26
   BlueLinx Holdings                                      9,000              35
   Bowne                                                 23,500             414
   Brady, Cl A                                            1,600              56
   Briggs & Stratton (B)                                 19,900             451
   Brink's                                               25,500           1,523
   Bucyrus International, Cl A (B)                        7,290             725
   Cenveo*                                                3,300              58
   Chicago Bridge & Iron (B)                             17,895           1,082
   ChoicePoint*                                           1,260              46
   Clarcor                                                1,600              61
   Clean Harbors*                                           126               6
   CNH Global                                             3,060             201
   Columbus McKinnon*                                     2,549              83
   Compx International                                    8,700             127
   Continental Airlines, Cl B (B)*                       12,000             267
   Copa Holdings, Cl A (B)*                               1,900              71
   Copart*                                               14,300             608
   Corporate Executive Board                                500              30
   Corrections of America (B)*                           12,710             375
   Crane (B)                                             15,400             661
   Cummins (B)                                            9,800           1,248
   Curtiss-Wright                                         1,200              60
   Danaos (B)                                             8,700             230
   Deluxe (B)                                            20,200             664
   Donaldson                                                600              28
   Dun & Bradstreet                                       6,749             598
   Dynamic Materials (B)                                 19,900           1,172
   Eagle Bulk Shipping (B)                                5,900             157
   EMCOR Group*                                          21,314             504
   Energy Conversion Devices (B)*                         1,400              47
   EnergySolutions (B)*                                   7,700             208
   EnerSys*                                               1,800              45
   EnPro Industries*                                        800              24
   Equifax                                                7,433             270
   ESCO Technologies (B)*                                13,410             536
   Evergreen Solar (B)*                                   3,700              64
   Fastenal (B)                                           1,200              48
   First Solar (B)*                                       2,697             720
   Flow International (B)*                               77,200             719
   Flowserve (B)                                          3,000             289
   Fluor                                                    527              77
   Forward Air                                            1,500              47
   FreightCar America                                     1,411              49
   FTI Consulting*                                        1,000              62
   Fuel Tech (B)*                                        40,800             924
   G&K Services, Cl A                                     2,600              98
   GATX (B)                                               3,600             132
   GenCorp*                                               9,925             116
   General Cable (B)*                                    12,739             933
   Geo Group*                                             3,288              92
   Goodrich                                              14,057             993
   Gorman-Rupp                                            1,250              39
   Graco                                                    500              19
   GrafTech International *                               4,600              82
   H&E Equipment Services*                                4,475              84
   Harsco                                                 3,600             231
   Heartland Express (B)                                  1,800              25
   Herman Miller                                          5,600             181
   Hexcel*                                                1,800              44
   Honeywell International                                1,639             101
   HUB Group, Cl A*                                       1,200              32

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Hubbell, Cl B (B)                                     11,200   $         578
   Huron Consulting Group (B)*                            6,790             547
   IDEX (B)                                              11,245             406
   Interline Brands*                                      4,400              96
   Ionatron*                                                655               2
   Jacobs Engineering Group*                              4,049             387
   JB Hunt Transport Services                            18,600             512
   JetBlue Airways (B)*                                   4,900              29
   Joy Global                                             6,000             395
   Kaman                                                  2,007              74
   Kansas City Southern (B)*                             17,000             584
   Kaydon                                                 7,200             393
   KBR*                                                  14,200             551
   Kelly Services, Cl A (B)                              22,000             410
   Kenexa (B)*                                            1,900              37
   Kirby*                                                 2,404             112
   Knoll                                                  5,000              82
   Korn/Ferry International*                              2,200              41
   Ladish*                                                1,917              83
   Landstar System                                        4,500             190
   Lennox International                                  22,700             940
   Lincoln Electric Holdings                              2,005             143
   MAIR Holdings*                                         5,300              25
   Manitowoc (B)                                         44,030           2,150
   Manpower                                               5,600             319
   Merrimac Industries*                                   6,300              63
   Middleby*                                              9,800             751
   Milacron (B)*                                          6,736              21
   Mine Safety Appliances (B)                             1,600              83
   Monster Worldwide*                                    16,500             535
   Moog, Cl A (B)*                                        2,300             105
   MSC Industrial Direct, Cl A                            1,200              49
   Mueller Industries (B)                                24,300             704
   Mueller Water Products, Cl B                           3,205              32
   Navistar International*                                3,700             201
   Nordson                                                1,000              58
   Old Dominion Freight Line*                             1,850              43
   Orbital Sciences*                                     32,900             807
   Oshkosh Truck                                          6,600             312
   Pall (B)                                              38,365           1,547
   PAM Transportation Services (B)*                       1,500              23
   PHH*                                                   5,600              99
   Quanta Services (B)*                                  55,111           1,446
   RBC Bearings (B)*                                     13,420             583
   Regal-Beloit                                             600              27
   Republic Airways Holdings (B)*                        23,660             463
   Resources Connection (B)                               3,900              71
   Robert Half International                              1,600              43
   Rockwell Automation                                      150              10
   Rollins                                                2,400              46
   RR Donnelley & Sons                                    1,500              57
   Ryder System (B)                                      28,600           1,344
   School Specialty (B)*                                  2,600              90
   Shaw Group*                                            5,571             337
   Skywest                                                1,500              40
   Spirit Aerosystems Holdings, Cl A*                    33,610           1,160
   SPX                                                    3,000             309
   Standard Register                                      3,764              44
   Steelcase, Cl A                                       43,200             686
   Stericycle*                                            1,000              59
   Sunpower, Cl A*                                        2,200             287
   Superior Essex*                                            8              --
   TAL International Group                                2,200              50
   Taser International (B)*                               4,000              58
   Tecumseh Products, Cl A (B)*                          31,700             742
   Teledyne Technologies (B)*                            23,150           1,235
   TeleTech Holdings*                                     2,300              49


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Tax-Managed Small Cap Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Tetra Tech*                                            1,300   $          28
   Thomas & Betts*                                        1,600              78
   Timken                                                15,260             501
   Toro                                                   1,400              76
   TransDigm Group*                                         900              41
   Trinity Industries (B)                                19,100             530
   Triumph Group (B)                                      4,565             376
   TurboChef Technologies (B)*                            2,800              46
   UAP Holding                                            4,040             156
   United Rentals*                                       18,300             336
   United Stationers*                                    15,412             712
   United Technologies                                    2,285             175
   Universal Forest Products (B)                         12,900             380
   URS*                                                  27,421           1,490
   USG (B)*                                                 800              29
   UTi Worldwide                                          1,800              35
   Viad                                                   3,500             111
   Wabtec                                                29,437           1,014
   Walter Industries (B)                                  6,280             226
   Waste Connections (B)*                                28,264             873
   Waste Industries USA                                   1,800              65
   Waste Services (Canada) (B)*                           2,900              25
   Watson Wyatt Worldwide, Cl A (B)                       8,455             392
   WESCO International*                                   1,520              60
   Woodward Governor (B)                                 14,500             985
   WW Grainger                                            7,300             639
   YRC Worldwide (B)*                                    19,700             337
                                                                  --------------
                                                                         60,019
                                                                  --------------

INFORMATION TECHNOLOGY -- 20.0%
   3Com*                                                 31,900             144
   Acme Packet*                                           2,700              34
   Activision*                                           31,200             927
   Acxiom                                                 6,800              80
   ADC Telecommunications*                                2,900              45
   Adobe Systems*                                           966              41
   Adtran (B)                                             2,700              58
   Advanced Analogic Technologies*                       13,175             149
   Advanced Energy Industries*                            2,300              30
   Akamai Technologies*                                   8,706             301
   Alliance Data Systems (B)*                               400              30
   Alliance Semiconductor                                29,600              47
   Amdocs *                                              11,800             407
   AMIS Holdings*                                        61,391             615
   Amkor Technology (B)*                                 29,900             255
   Ansys*                                                 4,200             174
   Applied Micro Circuits (B)*                           17,025             149
   Ariba*                                                 2,900              32
   ARM Holdings ADR
    (United Kingdom) (B)                                 63,700             471
   Arris Group (B)*                                      42,800             427
   Arrow Electronics*                                     1,000              39
   Aruba Networks (B)*                                    7,300             109
   Aspen Technology*                                      3,200              52
   Atheros Communications (B)*                           16,335             499
   Atmel*                                                 5,200              22
   ATMI*                                                 12,900             416
   Autodesk*                                              1,000              50
   Avanex (B)*                                          121,800             122
   Avnet (B)*                                            25,635             896
   Avocent*                                              35,300             823
   AVX                                                    4,600              62
   Axcelis Technologies*                                  5,300              24
   BEA Systems*                                           3,400              54
   BearingPoint (B)*                                     68,400             194
   Bel Fuse, Cl B                                           600              18
   Black Box                                              7,300             264

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Blackbaud                                              1,500   $          42
   Blackboard (B)*                                        3,325             134
   BMC Software*                                          4,800             171
   Brightpoint*                                           2,305              35
   Broadcom, Cl A*                                          111               3
   Broadridge Financial Solutions                        23,600             529
   Brocade Communications
     Systems (B)*                                       133,200             978
   Brooks Automation (B)*                                 4,900              65
   Cabot Microelectronics (B)*                            3,100             111
   CACI International, Cl A*                              1,200              54
   Cadence Design Systems (B)*                            2,600              44
   Checkpoint Systems*                                    5,077             132
   China Digital TV Holding ADR*                         21,500             580
   Ciena*                                                 1,800              61
   Cirrus Logic*                                          6,587              35
   Citrix Systems*                                       27,621           1,050
   Cogent*                                                6,800              76
   Cognex (B)                                            19,100             385
   Cognizant Technology
     Solutions, Cl A*                                     7,400             251
   CommScope*                                            12,264             604
   Commvault Systems*                                    23,300             494
   Computer Sciences*                                     5,160             255
   comScore*                                              1,600              52
   Comtech Telecommunications*                            1,000              54
   Comverse Technology*                                  39,300             678
   Concur Technologies (B)*                              15,800             572
   Convergys*                                            17,000             280
   Cree*                                                  1,349              37
   CSG Systems International (B)*                         4,734              70
   CTS                                                   16,050             159
   Cymer*                                                20,001             779
   Cypress Semiconductor*                                 4,700             169
   Data Domain (B)*                                      30,000             790
   DealerTrack Holdings (B)*                             11,060             370
   Dice Holdings*                                         6,000              48
   Diebold                                                4,975             144
   Digital River*                                         1,800              60
   DivX (B)*                                              5,300              74
   Dolby Laboratories, Cl A*                              1,500              75
   DST Systems*                                             800              66
   Dycom Industries*                                      2,600              69
   Earthlink (B)*                                        44,300             313
   Echelon (B)*                                           2,600              54
   Electro Scientific Industries*                         1,000              20
   Electronic Arts*                                      11,825             691
   Electronics for Imaging*                              25,290             569
   Emulex*                                                2,210              36
   EnerNOC*                                                 800              39
   Entegris (B)*                                          7,100              61
   Equinix (B)*                                             500              51
   Euronet Worldwide*                                     6,900             207
   F5 Networks (B)*                                      36,900           1,052
   Factset Research Systems (B)                          12,575             700
   Fairchild Semiconductor International*                 6,600              95
   FEI*                                                   1,300              32
   Fidelity National Information Services                   900              37
   Flextronics International(B)*                        154,890           1,868
   Flir Systems*                                          6,660             208
   Formfactor*                                              700              23
   Forrester Research*                                      900              25
   Foundry Networks (B)*                                 57,700           1,011
   Gartner*                                               2,600              46
   Gevity HR                                             29,900             230
   Giant Interactive Group ADR*                          52,800             685
   Global Cash Access Holdings*                           6,400              39


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Tax-Managed Small Cap Fund
December 31, 2007(Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Global Payments                                        2,700   $         126
   Greenfield Online (B)*                                 4,400              64
   Harmonic*                                             40,500             424
   Harris                                                   800              50
   Heartland Payment Systems (B)                          8,635             231
   Hewitt Associates, Cl A*                               9,234             354
   Hughes Communications*                                   600              33
   Ikanos Communications (B)*                            31,200             168
   Imation                                                6,600             139
   Immersion*                                            11,700             152
   Informatica (B)*                                      34,800             627
   Ingram Micro, Cl A*                                    1,200              22
   InterDigital*                                          1,500              35
   Intermec (B)*                                          3,301              67
   International Rectifier*                                 807              27
   Intersil, Cl A (B)                                    48,700           1,192
   Interwoven*                                            2,400              34
   Intuit*                                                8,100             256
   Iron Mountain*                                         1,200              44
   Itron (B)*                                             3,915             376
   Ixia*                                                  4,400              42
   Jack Henry & Associates                                2,200              54
   JDS Uniphase*                                         29,300             390
   Juniper Networks*                                     13,254             440
   Kemet*                                                 2,900              19
   Keynote Systems (B)*                                  31,700             445
   Kopin (B)*                                             8,800              28
   Kulicke & Soffa Industries (B)*                       48,737             334
   L-1 Identity Solutions*                                6,423             115
   Lam Research (B)*                                      2,050              89
   Lawson Software (B)*                                  51,500             527
   Lexmark International, Cl A*                          15,100             526
   Littelfuse*                                              800              26
   Longtop Financial
     Technologies ADR (B)*                               11,600             275
   Loral Space & Communications*                          3,000             103
   LSI Logic*                                            22,225             118
   Macrovision*                                           1,200              22
   Manhattan Associates (B)*                             15,375             405
   Mantech International, Cl A*                           1,500              66
   Mattson Technology*                                      683               6
   MAXIMUS                                                2,100              81
   McAfee*                                                5,131             192
   MEMC Electronic Materials*                             2,725             241
   Mentor Graphics*                                       3,200              35
   Mercury Computer Systems (B)*                         20,900             337
   Methode Electronics                                   33,500             551
   Mettler Toledo International*                            400              46
   Microsemi (B)*                                        47,875           1,060
   MicroStrategy, Cl A*                                     637              61
   Microtune*                                             5,235              34
   MKS Instruments*                                      20,300             389
   Molex                                                 13,100             358
   MoneyGram International (B)                            5,700              88
   Monolithic Power Systems*                              5,528             119
   Move*                                                 53,655             131
   MPS Group*                                             4,300              47
   MSC.Software*                                          2,900              38
   MTS Systems                                            1,319              56
   National Instruments                                   1,300              43
   National Semiconductor                                16,300             369
   NAVTEQ*                                                1,700             129
   NCR*                                                   2,225              56
   Ness Technologies*                                     2,600              24
   Net 1 UEPS Technologies (B)*                           1,300              38
   Netgear*                                               1,300              46
   Netlogic Microsystems*                                   525              17

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Newport*                                               2,800   $          36
   NIC (B)*                                               3,700              31
   Novatel Wireless (B)*                                 21,890             355
   Novell*                                                4,200              29
   Novellus Systems*                                      8,300             229
   Nuance Communications (B)*                            65,600           1,225
   O2Micro International ADR (B)*                        21,955             253
   Omniture (B)*                                         38,500           1,282
   Omnivision Technologies (B)*                           2,800              44
   ON Semiconductor (B)*                                 45,410             403
   Orckit Communications (B)*                            22,900             153
   Palm (B)*                                              2,300              15
   Park Electrochemical                                   1,200              34
   Pericom Semiconductor*                                 2,100              39
   Perot Systems, Cl A*                                   3,100              42
   Plantronics (B)                                        2,600              68
   Plexus*                                                1,200              32
   PMC - Sierra*                                         51,100             334
   Polycom (B)*                                         126,100           3,503
   Powerwave Technologies*                                3,130              13
   Progress Software*                                     1,200              40
   PROS Holdings*                                        44,400             871
   Quest Software*                                        2,300              42
   Rackable Systems (B)*                                 15,700             157
   RADWARE (B)*                                          15,800             243
   Rambus*                                                2,400              50
   RealNetworks (B)*                                     17,150             104
   Red Hat (B)*                                         130,600           2,722
   RF Micro Devices (B)*                                218,500           1,248
   Riverbed Technology*                                  26,900             719
   Rofin-Sinar Technologies*                              1,000              48
   S1*                                                    3,900              28
   SAIC*                                                  2,800              56
   Salesforce.com (B)*                                   17,060           1,070
   SanDisk*                                               1,150              38
   Sapient*                                               5,700              50
   Satyam Computer
     Services ADR (B)                                    34,300             917
   Scansource (B)*                                        1,200              39
   Seachange International (B)*                          45,700             330
   Seagate Technology (B)                                13,159             336
   Semtech*                                               4,000              62
   Silicon Laboratories*                                  3,950             148
   Silicon Motion Technology ADR (B)*                    16,535             294
   Sina*                                                  9,075             402
   SiRF Technology Holdings*                              3,600              90
   SkillSoft ADR*                                        51,139             489
   Skyworks Solutions (B)*                              207,600           1,765
   Solera Holdings*                                      40,800           1,011
   SonicWALL*                                             4,000              43
   Sonus Networks (B)*                                    6,500              38
   Spansion, Cl A*                                       11,100              44
   SRA International, Cl A*                               1,500              44
   Standard Microsystems*                                 1,548              61
   Sun Microsystems*                                     10,305             187
   Supertex (B)*                                            900              28
   Switch & Data Facilities*                              1,900              30
   Sybase (B)*                                           40,900           1,067
   Sycamore Networks*                                    11,300              43
   SYKES Enterprises (B)*                                50,400             907
   Synaptics*                                             1,300              54
   Synchronoss Technologies (B)*                         12,225             433
   SYNNEX*                                                1,218              24
   Synopsys*                                              7,953             206
   Syntel                                                 2,100              81
   Take-Two Interactive Software (B)*                     2,600              48
   Taleo, Cl A (B)*                                      35,800           1,066


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Tax-Managed Small Cap Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Tech Data*                                            16,300   $         615
   Technitrol                                            20,900             597
   Tekelec (B)*                                          56,700             709
   Teradata*                                              2,200              60
   Tessera Technologies*                                    900              37
   THQ (B)*                                              47,700           1,345
   TIBCO Software*                                      104,500             843
   Trimble Navigation (B)*                               15,885             480
   Triquint Semiconductor*                              128,500             852
   Ultratech (B)*                                        35,700             405
   Unisys*                                                7,600              36
   United Online                                         31,500             372
   Universal Display (B)*                                29,985             620
   Utstarcom (B)*                                        58,200             160
   Valueclick*                                            1,400              31
   Varian Semiconductor
      Equipment Associates*                              18,925             700
   Vasco Data Security International (B)*                14,685             410
   Veeco Instruments (B)*                                 6,971             116
   VeriFone Holdings*                                     1,000              23
   Verigy (B)*                                           15,020             408
   Verint Systems*                                       29,000             567
   VeriSign*                                             16,089             605
   Viasat (B)*                                           11,010             379
   Vishay Intertechnology*                               55,500             633
   Wavecom ADR*                                          12,900             219
   Websense*                                              3,400              58
   Western Digital*                                      47,200           1,426
   Wind River Systems (B)*                              134,600           1,202
   Zoran (B)*                                            50,469           1,136
                                                                  --------------
                                                                         80,761
                                                                  --------------
MATERIALS -- 5.4%
   AbitibiBowater (Canada) (B)                            2,500              52
   Airgas (B)                                             8,905             464
   AK Steel Holding*                                     10,053             465
   Albemarle (B)                                          4,800             198
   Allegheny Technologies                                 9,000             778
   Apex Silver Mines(B)*                                  7,575             115
   Aptargroup (B)                                        12,980             531
   Ashland                                               12,825             608
   Ball                                                  16,900             760
   Cabot                                                  8,169             272
   Carpenter Technology (B)                               7,953             598
   Celanese, Ser A                                        6,500             275
   Century Aluminum*                                        700              38
   CF Industries Holdings                                 1,200             132
   Chemtura                                              44,300             346
   Coeur d'Alene Mines (B)*                              20,000              99
   Commercial Metals                                      8,185             241
   Compass Minerals International (B)                     2,700             111
   Constar International*                                18,500              75
   Crown Holdings (B)*                                   30,300             777
   Cytec Industries (B)                                  18,400           1,133
   Deltic Timber                                            700              36
   Eagle Materials                                          800              28
   Eastman Chemical                                      10,700             654
   Ferro                                                  1,700              35
   FMC (B)                                               25,122           1,370
   Glatfelter                                             2,300              35
   Graphic Packaging (B)*                                17,900              66
   Greif, Cl A (B)                                        8,198             536
   HB Fuller                                             18,600             418
   Hercules (B)                                          51,220             991
   International Flavors & Fragrances                       500              24
   Koppers Holdings                                       1,200              52
   Louisiana-Pacific                                     12,200             167

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Lubrizol                                              14,300   $         774
   Martin Marietta Materials (B)                            300              40
   MeadWestvaco                                          14,800             463
   Metal Management                                         700              32
   Minerals Technologies                                    600              40
   Mosaic*                                                6,500             613
   Neenah Paper                                           2,442              71
   NewMarket                                                592              33
   Owens-Illinois*                                       19,177             949
   Packaging of America                                     900              25
   Pactiv*                                               18,200             485
   PolyOne*                                              42,500             280
   Quanex (B)                                            19,125             993
   Rock-Tenn, Cl A                                       12,200             310
   Royal Gold (B)                                           900              27
   Schnitzer Steel Industries, Cl A (B)                     300              21
   Schweitzer-Mauduit International                       1,500              39
   Sealed Air                                             1,200              28
   Sensient Technologies                                  3,400              96
   Sigma-Aldrich (B)                                      5,800             317
   Silgan Holdings                                        2,510             130
   Smurfit-Stone Container*                               2,800              30
   Steel Dynamics (B)                                    13,800             822
   Stillwater Mining*                                     4,200              41
   Symyx Technologies*                                    4,203              32
   Terra Industries (B)*                                 11,800             564
   Texas Industries (B)                                  11,861             831
   Titanium Metals (B)*                                     668              18
   United States Steel                                    6,400             774
   Valhi                                                  1,400              22
   Valspar                                               14,000             316
   Vulcan Materials (B)                                     104               8
   WR Grace*                                                635              17
                                                                  --------------
                                                                         21,721
                                                                  --------------
TELECOMMUNICATION SERVICES -- 1.5%
   Alaska Communications
      Systems Group                                      19,770             296
   American Tower, Cl A (B)*                              5,315             226
   Cbeyond*                                               1,775              69
   Centennial Communications*                            20,230             188
   CenturyTel                                            19,200             796
   Cincinnati Bell*                                       1,205               6
   Clearwire, Cl A (B)*                                  48,200             661
   Cogent Communications Group (B)*                      14,300             339
   Consolidated
      Communications Holdings                                41               1
   Crown Castle International*                            3,022             126
   Fairpoint Communications                               1,900              25
   FiberTower*                                           18,775              43
   Global Crossing (B)*                                  12,705             280
   Globalstar*                                           14,900             119
   Golden Telecom                                           300              30
   IDT, Cl B*                                             3,140              26
   Iowa Telecommunications Services                       6,215             101
   Leap Wireless International*                           4,885             228
   NII Holdings (B)*                                        800              39
   North Pittsburgh Systems (B)                           1,200              27
   NTELOS Holdings                                       14,620             434
   PAETEC Holdings*                                       3,300              32
   Price Communications (escrow cusip)*                   3,800              --
   Rural Cellular, Cl A*                                  3,075             136
   SBA Communications, Cl A (B)*                         46,585           1,576
   Telephone & Data Systems                                 600              38
   Time Warner Telecom, Cl A*                             7,290             148
   USA Mobility                                           2,975              42


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Tax-Managed Small Cap Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Verizon Communications                                 1,983   $          87
   Vonage Holdings*                                      33,795              78
   Windstream                                             2,200              29
                                                                  --------------
                                                                          6,226
                                                                  --------------
UTILITIES -- 4.0%
   AES*                                                   1,823              39
   AGL Resources                                          2,500              94
   Allegheny Energy*                                      1,500              95
   Allete (B)                                             2,400              95
   Alliant Energy                                           478              19
   Avista (B)                                             3,700              80
   Black Hills                                            1,585              70
   Centerpoint Energy (B)                                41,600             713
   CH Energy Group (B)                                    1,700              76
   Cleco                                                  1,500              42
   CMS Energy (B)                                        66,900           1,163
   Consolidated Edison                                    4,300             210
   Constellation Energy Group                             1,100             113
   DPL (B)                                                9,325             277
   Dynegy, Cl A*                                          4,200              30
   El Paso Electric*                                      2,000              51
   Empire District Electric (B)                           5,831             133
   Energen                                               10,100             649
   EnergySouth                                              800              46
   Equitable Resources                                   15,054             802
   Idacorp                                                1,600              56
   Integrys Energy Group                                 14,322             740
   ITC Holdings                                           1,000              56
   Laclede Group                                          2,675              92
   MDU Resources Group                                   17,900             494
   MGE Energy (B)                                         2,200              78
   National Fuel Gas                                      2,400             112
   New Jersey Resources                                     900              45
   Nicor (B)                                              7,200             305
   NiSource                                              34,600             654
   Northeast Utilities (B)                                4,000             125
   Northwest Natural Gas                                  1,300              63
   NorthWestern                                          15,325             452
   NRG Energy*                                            1,200              52
   OGE Energy                                               250               9
   Oneok                                                  4,350             195
   Ormat Technologies (B)                                15,225             838
   Otter Tail (B)                                         2,200              76
   Pepco Holdings                                           500              15
   Pinnacle West Capital (B)                             19,300             819
   PNM Resources                                          1,552              33
   Portland General Electric                              1,270              35
   PPL                                                    2,600             135
   Puget Energy                                          16,000             439
   Reliant Energy (B)*                                   19,938             523
   SCANA                                                  8,547             360
   Sempra Energy                                          2,900             179
   Southern Union                                        19,500             573
   Southwest Gas (B)                                     11,550             344
   Southwest Water (B)                                    2,400              30
   TECO Energy                                           31,100             535
   UGI                                                   35,000             954
   UIL Holdings                                           3,633             134
   Unisource Energy                                       2,343              74
   Vectren                                               14,600             424
   Westar Energy                                         21,600             560
   WGL Holdings                                           1,100              36

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                ($ Thousands)          ($ Thousands)
--------------------------------------------------------------------------------
   Wisconsin Energy                                      10,000   $         487
                                                                  --------------
                                                                         15,928
                                                                  --------------
Total Common Stock
   (Cost $336,309) ($ Thousands)                                        380,194
                                                                  --------------
                                                  Number of
                                                  Warrants
                                             ------------------
WARRANTS -- 0.0%
   Washington Mutual (D)*                               116,700              19
                                                                  --------------
Total Warrants
   (Cost $28) ($ Thousands)                                                  19
                                                                  --------------
CASH EQUIVALENTS ** ++ -- 43.3%
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 4.970%                   22,621,887          22,622
   SEI Liquidity Fund L.P., 4.980% (C)              152,026,348         152,026
                                                                  --------------
Total Cash Equivalents
   (Cost $174,648) ($ Thousands)                                        174,648
                                                                  --------------
U.S. TREASURY OBLIGATION (A) (E) -- 0.2%
   U.S. Treasury Bill
     3.039%, 02/21/08                              $      1,036           1,032
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $1,032) ($ Thousands)                                            1,032
                                                                  --------------
Total Investments -- 137.7%
   (Cost $512,017) ($ Thousands) @                                $     555,893
                                                                  ==============

A summary of the open futures contracts held by the Fund at December 31, 2007, is as follows:
--------------------------------------------------------------------------------
                              NUMBER
                                OF
                              CONTRACTS                    UNREALIZED
TYPE OF                         LONG       EXPIRATION     APPRECIATION
CONTRACT                      (SHORT)         DATE       ($ THOUSANDS)
--------------------------------------------------------------------------------
S&P 400 Index E-MINI          127          Mar-2008       $        102
Russell 2000 Index E-MINI     150          Mar-2008                252
                                                          -------------
                                                          $        354
                                                          =============


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Tax-Managed Small Cap Fund
December 31, 2007(Unaudited)

A summary of restricted securities held by the Fund at December 31, 2007, is as follows:

--------------------------------------------------------------------------------------------------
                                                    RIGHT
                            NUMBER                    TO                                    % OF
                              OF     ACQUISITION   ACQUIRE       COST       MARKET VALUE    NET
                            SHARES      DATE         DATE    ($THOUSANDS)   ($THOUSANDS)   ASSETS
--------------------------------------------------------------------------------------------------
Coguar Biotechnology PIPE   21,100     2/16/07      2/16/07    $   363        $   363      0.09%
                                                             =====================================

--------------------------------------------------------------------------------
Percentages are based on Net Assets of $403,574 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of December 31, 2007.

+     Real Estate Investment Trust.

++    Investment in Affiliated Security.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at December 31, 2007. The total value of securities on loan at December 31, 2007 was $146,248 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2007 was $152,026 ($ Thousands).

(D)   This warrant does not have a strike price or expiration date.

(E)   The rate reported is the effective yield at time of purchase.

(F) Securities considered illiquid and restricted. The total value of such securities as of December 31, 2007 was $363 ($ Thousands) and represented 0.09% of Net Assets.

(G) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of Decemeber 31, 2007 was $363 ($ Thousands) and represented 0.09% of Net Assets.

ADR -- American Depositary Receipt
Cl -- Class
LLC -- Limited Liability Company
L.P. -- Limited Partnership
PIPE -- Private Investment in Public Entity
Ser -- Series

@ At December 31, 2007, the tax basis cost of the Fund's investments was $512,017 (Thousands), and the unrealized appreciation and depreciation were $73,676 (Thousands) and $(29,800) (Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Small/Mid Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK  -- 83.5%

CONSUMER DISCRETIONARY -- 9.0%
   Abercrombie & Fitch, Cl A                              1,235   $          99
   Aeropostale (C)*                                       3,750              99
   Aftermarket Technology (C)*                            3,000              82
   AnnTaylor Stores*                                      2,573              66
   Autoliv (C)                                            4,021             212
   Big 5 Sporting Goods (C)                                 400               6
   Big Lots (C)*                                         11,207             179
   BorgWarner (C)                                         3,624             175
   Brinker International (C)                                800              16
   Brown Shoe                                             9,072             138
   Buckle (C)                                               500              17
   Callaway Golf (C)                                      5,637              98
   Casual Male Retail Group*                             33,000             171
   Cato, Cl A                                             5,400              85
   CBRL Group (C)                                         5,321             172
   CEC Entertainment*                                     3,941             102
   Central European
     Media Enterprises, Cl A*                               775              90
   Charming Shoppes*                                     44,100             239
   Chipotle Mexican Grill, Cl A*                            275              40
   Cinemark Holdings                                      7,824             133
   Cooper Tire & Rubber (C)                              17,520             290
   Corinthian Colleges*                                   9,539             147
   CROCS*                                                 1,450              53
   CSS Industries (C)                                     2,100              77
   Denny's*                                              17,461              65
   DeVry                                                  1,772              92
   Dollar Tree Stores (C)*                               10,911             283
   Dover Downs Gaming
     & Entertainment (C)                                  2,700              30
   DreamWorks Animation SKG, Cl A*                        8,120             207
   Drew Industries (C)*                                   2,800              77
   DSW, Cl A*                                            13,800             259
   Eastman Kodak                                          2,505              55
   EchoStar Communications, Cl A (C)*                     4,700             177
   Eddie Bauer Holdings*                                 22,700             144
   Entercom Communications, CL A                          7,245              99
   Entravision Communications, Cl A*                     10,473              82
   Expedia*                                                 950              30
   Family Dollar Stores (C)                               9,737             187
   Foot Locker                                            6,616              90
   Ford Motor*                                              520               3
   Fossil*                                                2,344              98
   FTD Group (C)                                            500               6
   G-III Apparel Group (C)*                               8,411             124
   Gaiam, Cl A*                                           3,687             109
   Getty Images*                                          1,355              39
   Gildan Activewear (Canada)*                            4,000             165
   Global Sources (C)*                                    3,850             109
   Goodyear Tire & Rubber*                                6,442             182
   Group 1 Automotive                                     5,500             131
   Harman International Industries                          515              38
   Hasbro (C)                                            14,000             358
   Home Solutions of America*                               625               1
   Hooker Furniture (C)                                   1,700              34
   IAC/InterActive*                                       5,450             147
   Ihop                                                   1,501              55
   Interactive Data (C)                                   3,679             121
   ITT Educational Services*                              1,030              88
   Jackson Hewitt Tax Service                             3,400             108
   Jakks Pacific (C)*                                     3,824              90
   Jarden*                                                3,180              75
   Jo-Ann Stores (C)*                                     5,280              69
   JOS A Bank Clothiers (C)*                              5,200             148

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Lear (C)*                                              6,300   $         174
   LKQ*                                                     400               8
   Media General, Cl A                                    1,000              21
   Men's Wearhouse (C)                                    2,644              71
   Meredith (C)                                           5,085             280
   Mohawk Industries*                                       783              58
   Monaco Coach                                           7,418              66
   Monarch Casino & Resort (C)*                             300               7
   Morningstar*                                             275              21
   Movado Group (C)                                       2,300              58
   NetFlix (C)*                                           1,975              53
   NexCen Brands*                                         1,700               8
   Nexstar Broadcasting Group, Cl A (C)*                  1,600              15
   NutriSystem*                                           3,135              85
   Orbitz Worldwide (C)*                                  9,300              79
   Oxford Industries (C)                                    800              21
   Penn National Gaming*                                  4,930             294
   Perry Ellis International (C)*                         7,708             119
   Playboy Enterprises, Cl B*                             6,131              56
   Polaris Industries (C)                                 3,600             172
   priceline.com*                                         1,300             149
   Pulte Homes (C)                                        3,200              34
   RadioShack (C)                                        11,608             196
   RC2*                                                     400              11
   Red Robin Gourmet Burgers*                             2,403              77
   Regal Entertainment Group, Cl A (C)                    7,600             137
   Regis                                                  9,200             257
   Rent-A-Center*                                         4,315              63
   Retail Ventures*                                      12,500              64
   RH Donnelley*                                          4,368             159
   Sally Beauty Holdings*                                 2,775              25
   Sauer-Danfoss                                          1,855              46
   Scholastic (C)*                                        2,968             104
   Sealy                                                  1,925              22
   Sirius Satellite Radio*                                5,470              17
   Smith & Wesson Holding*                                  350               2
   Stamps.com*                                            5,300              65
   Standard-Pacific                                      23,742              80
   Stoneridge (C)*                                        2,800              23
   Sun-Times Media Group, Cl A                            1,600               4
   Talbots                                                4,295              51
   Tecnisa (Brazil)                                      35,500             225
   Tempur-Pedic International (C)                         6,954             181
   Thor Industries                                        2,202              84
   Thunderbird PIPE (I) (J)*                             15,300             138
   Timberland, Cl A*                                     10,350             187
   True Religion Apparel*                                 9,500             203
   TRW Automotive Holdings*                               3,970              83
   Tupperware Brands (C)                                  7,000             231
   Under Armour, Cl A*                                      350              15
   Universal Electronics*                                   400              13
   Virgin Media                                             135               2
   Visteon*                                               3,825              17
   Warnaco Group*                                           765              27
   Warner Music Group                                       100               1
   Weight Watchers International                            200               9
   WMS Industries (C)*                                    1,050              38
   XM Satellite Radio Holdings, Cl A*                     3,625              44
                                                                  --------------
                                                                         11,711
                                                                  --------------
CONSUMER STAPLES -- 2.6%
   Alliance One International (C)*                       12,800              52
   Andersons                                                380              17
   Asiatic Development (Malaysia)                        93,000             243
   Avon Products                                          3,115             123
   BJ's Wholesale Club*                                   2,640              89
   Boston Beer, Cl A*                                       593              22


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Small/Mid Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Bunge                                                    460   $          54
   Casey's General Stores                                 1,379              41
   Central Garden and Pet, Cl A*                          1,495               8
   Church & Dwight                                        1,782              96
   Corn Products International                            4,759             175
   Cosan SA Industria
     e Comercio (Brazil)*                                19,500             228
   Darling International (C)                             16,257             188
   Energizer Holdings (C)*                                1,532             172
   Fresh Del Monte Produce                                3,283             110
   Hansen Natural*                                        1,300              58
   Imperial Sugar*                                          100               2
   Inter Parfums                                          6,800             122
   Lance                                                 10,000             204
   Loews - Carolina Group                                 2,620             224
   Longs Drug Stores (C)                                  6,450             303
   Molson Coors Brewing, Cl B                             3,915             202
   Nash Finch (C)                                         1,200              42
   NBTY (C)*                                              4,300             118
   Pepsi Bottling Group (C)                               2,500              99
   PepsiAmericas (C)                                        600              20
   Revlon, Cl A*                                         18,175              21
   Ruddick                                                2,478              86
   Smithfield Foods*                                      4,530             131
   Tyson Foods, Cl A                                      5,118              79
   Universal                                                140               7
                                                                  --------------
                                                                          3,336
                                                                  --------------
ENERGY -- 6.5%
   Arena Resources*                                         400              17
   Alon USA Energy                                        1,230              33
   Approach Resources*                                   10,700             138
   Arch Coal                                                215              10
   Arlington Tankers                                     10,200             226
   ATP Oil & Gas*                                         5,630             285
   BA Energy, Deal
     #3 PIPE (Canada) (I) (J)*                           12,000              85
   Basic Energy Services*                                11,825             260
   Bois d'Arc Energy (C)*                                 8,837             175
   BPZ Energy PIPE (I) (J)*                              15,300             171
   BPZ Resources                                          5,450              61
   Cameron International*                                 1,650              79
   Carrizo Oil & Gas*                                     2,335             128
   Complete Production Services*                         11,200             201
   Comstock Resources (C)*                                7,200             245
   Consol Energy                                            150              11
   Continental Resources (C)*                             3,600              94
   Crosstex Energy                                        1,015              38
   CVR Energy*                                            6,900             172
   Delek US Holdings                                      2,100              43
   Denbury Resources*                                     4,000             119
   Dresser-Rand Group*                                    4,293             168
   Dril-Quip*                                             2,978             166
   Encore Acquisition*                                    3,400             113
   Energy Partners*                                      14,500             171
   Exterran Holdings*                                     3,080             252
   FMC Technologies (C)*                                  2,517             143
   Foundation Coal Holdings                               6,310             331
   Frontier Oil (C)                                       5,600             227
   GMX Resources*                                           550              18
   Grant Prideco*                                           250              14
   Helix Energy Solutions Group*                          1,350              56
   Helmerich & Payne (C)                                  3,600             144
   Hercules Offshore*                                     9,600             228
   Holly (C)                                              2,000             102
   Hugoton Royalty Trust                                  2,150              48
   Kinder Morgan Management LLC*                          1,175              62

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Mariner Energy*                                        3,800  $           87
   Massey Energy                                          1,645              59
   Matrix Service*                                        9,433             206
   McMoRan Exploration*                                   1,160              15
   NATCO Group, Cl A*                                       130               7
   Newfield Exploration*                                    350              18
   Oceaneering International*                             1,275              86
   Oilsands Quest (Canada)*                              32,700             133
   Oilsands Quest PIPE (I) (J)*                           4,000              16
   OPTI Canada (Canada)*                                 14,800             249
   Parallel Petroleum*                                    8,620             152
   PetroHawk Energy*                                      5,525              96
   Petroleum Development*                                 1,250              74
   Plains Exploration & Production*                       1,100              59
   Quicksilver Resources*                                   450              27
   Rentech*                                             105,399             191
   Rosetta Resources (C)*                                 3,700              73
   SEACOR Holdings (C)*                                   2,450             227
   St Mary Land & Exploration (C)                         3,700             143
   StealthGas                                            12,500             170
   Stone Energy (C)*                                      4,483             210
   Superior Well Services*                               11,500             244
   Swift Energy (C)*                                      1,000              44
   Synenco Energy, Cl A (Canada)*                        30,340             259
   Tesoro                                                 1,470              70
   Tetra Technologies*                                    2,150              33
   Tidewater (C)                                            200              11
   Transmontaigne Partners L.P.                             325               9
   Unit (C)*                                              7,225             334
   Uranium One (Canada) *                                16,500             148
   Vaalco Energy*                                         1,200               6
   W&T Offshore                                           1,250              37
   Western Refining (C)                                   3,500              85
   Williams                                               1,640              59
                                                                  --------------
                                                                          8,471
                                                                  --------------
FINANCIALS -- 14.9%
   Acadia Realty Trust+                                   8,900             228
   Affiliated Managers Group (C)*                         1,449             170
   Alesco Financial                                       7,800              26
   Alexandria Real Estate Equities+                       1,460             148
   AllianceBernstein Holding L.P.                           285              21
   AMB Property+ (C)                                      3,494             201
   American Financial Group (C)                          16,064             464
   American Financial Realty Trust+                      20,400             164
   Amerisafe (C)*                                         2,500              39
   Amtrust Financial Services (C)                         2,700              37
   Anchor Bancorp Wisconsin (C)                           1,900              45
   Annaly Capital Management+ (C)                        38,734             704
   AON                                                    6,085             290
   Arbor Realty Trust+ (C)                                  300               5
   Arch Capital Group *                                   3,130             220
   Ashford Hospitality Trust+ (C)                         1,700              12
   Associated Banc                                        5,200             141
   Assurant                                               4,095             274
   Assured Guaranty (C)                                  10,722             285
   Axis Capital Holdings (C)                              3,800             148
   Bank of Hawaii (C)                                     3,033             155
   Bank of the Ozarks (C)                                 1,500              39
   BankUnited Financial, Cl A                            11,511              79
   BlackRock                                                770             167
   Brasil Brokers Participacoes (Brazil)*                   200             146
   Calamos Asset Management, Cl A                         6,275             187
   Camden Property Trust+                                 1,880              91
   Canaccord Capital (Canada)                             8,600             133
   Capstead Mortgage+                                     7,500              99
   Cash America International (C)                         6,009             194


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Small/Mid Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Centerline Holding                                       100   $           1
   Chimera Investment                                     8,859             158
   City Bank (C)                                            965              22
   City Holding (C)                                         500              17
   CME Group                                                390             268
   Colonial BancGroup                                    15,942             216
   Companhia Brasileira
     de Desenvolvimento
     Imobiliario Turistico (Brazil) *                       500             218
   Darwin Professional Underwriters (C)*                  1,000              24
   DiamondRock Hospitality+ (C)                           4,600              69
   Digital Realty Trust+                                  2,300              88
   Dime Community Bancshares                              9,970             127
   Discover Financial Services                            3,900              59
   Dollar Financial*                                      8,825             271
   Downey Financial                                       2,260              70
   Duke Realty+ (C)                                       2,100              55
   Dundee (Canada)+                                       2,600              89
   Dundee (Canada)+                                       1,000              34
   DuPont Fabros Technology                               8,707             171
   E*Trade Financial*                                    23,124              82
   East West Bancorp (C)                                  6,400             155
   Eaton Vance (C)                                       19,538             887
   EMC Insurance Group                                    2,115              50
   Entertainment Properties Trust+ (C)                    1,400              66
   Evercore Partners, Cl A (C)                            8,400             181
   Ezcorp, Cl A (C)*                                      8,200              93
   Federated Investors, Cl B (C)                          9,252             381
   FelCor Lodging Trust+ (C)                              6,700             104
   First Financial Holdings (C)                             400              11
   First Horizon National                                 5,032              91
   First Industrial Realty Trust+ (C)                     3,755             130
   First Marblehead                                       4,441              68
   First Midwest Bancorp                                  8,400             257
   FirstFed Financial*                                    6,568             235
   Frontier Financial                                     4,181              78
   GAMCO Investors, Cl A (C)                                600              42
   General Shopping Brasil (Brazil)*                     24,400             237
   Gluskin Sheff
     + Associates (Canada)*                               6,500             175
   GMP Capital Trust (Canada)                             8,900             223
   Great Southern Bancorp (C)                               300               7
   Greenhill                                              1,157              77
   Grubb & Ellis*                                        18,000             115
   Grubb & Ellis Realty Advisors*                        31,800             194
   Hallmark Financial Services (C)*                         800              13
   Hancock Holding                                        2,700             103
   Hanmi Financial                                        7,799              67
   Hanover Insurance Group                                5,110             234
   Hersha Hospitality Trust+ (C)                         27,300             259
   Highbury Financial Units*                             13,600              70
   Horace Mann Educators                                  4,554              86
   Hospitality Properties Trust+ (C)                      4,000             129
   Independent Bank (C)                                   1,100              30
   IndyMac Bancorp                                        5,654              34
   IntercontinentalExchange*                                680             131
   Investors Real Estate Trust+                          21,000             188
   Janus Capital Group                                    3,213             106
   Jones Lang LaSalle (C)                                 2,300             164
   Kansas City Life Insurance                             2,900             126
   Kilroy Realty+                                         1,400              77
   Lazard, Cl A                                           3,650             149
   Legg Mason                                               330              24
   Leucadia National                                        550              26
   Maguire Properties+                                      625              18
   Marsh & McLennan                                      10,115             268
   MFA Mortgage Investments+                             35,500             328

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   MGIC Investment                                        2,325   $          52
   Nara Bancorp (C)                                       6,618              77
   NASDAQ Stock Market*                                   2,371             117
   National Financial Partners                            3,385             154
   National Penn Bancshares                               5,402              82
   National Retail Properties+ (C)                        7,855             184
   Nationwide Financial
     Services, Cl A (C)                                   3,500             158
   Nationwide Health Properties+                          3,130              98
   Navigators Group (C)*                                  2,275             148
   New York Community Bancorp                            24,800             436
   NorthStar Realty Finance+                             10,480              93
   NYSE Euronext                                            820              72
   Omega Healthcare Investors+                            5,170              83
   optionsXpress Holdings                                 3,390             115
   Pacific Capital Bancorp (C)                            1,900              38
   Pennsylvania Real
     Estate Investment Trust+ (C)                         3,400             101
   People's United Financial (C)                          7,694             137
   PFF Bancorp                                            3,904              47
   Philadelphia
     Consolidated Holding (C)*                            3,029             119
   Platinum Underwriters Holdings                         5,864             209
   PMI Group                                              4,912              65
   Preferred Bank                                         2,943              77
   Prologis+ (C)                                          1,500              95
   Public Storage+                                        1,950             143
   RAIT Financial Trust+                                 15,480             133
   Ram Holdings *                                        10,700              53
   Raymond James Financial (C)                            6,378             208
   Rayonier+                                              2,131             101
   Realty Income+                                         7,820             211
   Renasant                                               3,696              80
   SeaBright Insurance Holdings (C)*                      2,400              36
   Sierra Bancorp (C)                                       600              15
   South Financial Group                                  3,929              61
   St Joe                                                 9,085             323
   Sun Bancorp*                                             100               2
   Sunstone Hotel Investors+ (C)                          4,600              84
   SVB Financial Group (C)*                               3,500             176
   T Rowe Price Group                                       795              48
   TD Ameritrade Holding (C)*                             5,930             119
   Texas Capital Bancshares*                              4,226              77
   Thornburg Mortgage+                                   14,258             132
   Titanium Asset*                                        8,400              47
   Tompkins Financial (C)                                   400              16
   Transatlantic Holdings                                   970              71
   Triad Guaranty*                                          475               5
   Trico Bancshares (C)                                   1,035              20
   UCBH Holdings                                            301               4
   Universal Health
     Realty Income Trust+                                 2,069              73
   Ventas+ (C)                                            2,729             124
   ViewPoint Financial Group (C)                          1,100              18
   Waddell & Reed Financial, Cl A                         2,749              99
   Washington Federal                                     7,030             148
   Webster Financial                                      2,697              86
   West Coast Bancorp (C)                                 1,300              24
   Westamerica Bancorporation                                90               4
   Wilshire Bancorp (C)                                   1,100               9
   World Acceptance (C)*                                 13,765             371
   WR Berkley (C)                                           800              24
   WSFS Financial (C)                                       500              25
   XL Capital, Cl A (C)                                     200              10
                                                                  --------------
                                                                         19,375
                                                                  --------------


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Small/Mid Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
HEALTH CARE -- 9.9%
   Adams Respiratory Therapeutics*                        2,845    $        170
   Affymax (C)*                                           1,100              25
   Air Methods (C)*                                       2,651             132
   Albany Molecular Research*                             7,012             101
   Align Technology*                                      2,155              36
   Alliance Imaging (C)*                                  9,285              89
   Alpharma, Cl A                                           570              11
   AMERIGROUP*                                            3,484             127
   Amsurg*                                                8,200             222
   Analogic                                                 435              29
   Applera -- Applied
     Biosystems Group (C)                                 1,000              34
   Apria Healthcare Group (C)*                            4,800             104
   Arena Pharmaceuticals*                                28,300             222
   Ariad Pharmaceuticals*                                43,200             184
   Arqule (C)*                                            1,100               6
   Array Biopharma (C)*                                   3,500              29
   Bio-Reference Labs*                                    2,500              82
   BioScrip*                                             11,636              90
   Centene (C)*                                           1,750              48
   Cephalon (C)*                                          2,761             198
   Charles River
     Laboratories International*                          2,100             138
   Chemed                                                 2,630             147
   Chindex International*                                 2,520              87
   Computer Programs & Systems                              445              10
   Conmed (C)*                                            4,100              95
   Cooper                                                   995              38
   Corvel*                                                  370               9
   Covance*                                               2,250             195
   Cubist Pharmaceuticals (C)*                            5,715             117
   Cutera (C)*                                            6,493             102
   CV Therapeutics*                                      34,950             316
   Cynosure, Cl A (C)*                                    3,400              90
   Dionex*                                                  524              43
   Durect*                                                6,560              42
   Eclipsys (C)*                                          6,863             174
   Emergent Biosolutions (C)*                             2,200              11
   Encysive Pharmaceuticals*                            199,000             169
   Endo Pharmaceuticals Holdings (C)*                    15,114             403
   Enzon Pharmaceuticals*                                 7,785              74
   eResearchTechnology*                                  13,753             163
   Exelixis (C)*                                         31,400             271
   Express Scripts*                                       2,475             181
   Forest Laboratories (C)*                               3,350             122
   Genzyme*                                               2,855             213
   GTx (C)*                                               1,700              24
   Health Net (C)*                                        9,275             448
   Healthspring*                                          4,200              80
   Henry Schein*                                          1,813             111
   HLTH*                                                    550               7
   HMS Holdings*                                          2,637              88
   Hologic*                                               1,973             135
   Human Genome Sciences*                                24,200             253
   Humana (C)*                                            2,900             218
   Illumina*                                                275              16
   Immunomedics*                                          2,550               6
   Incyte*                                               34,950             351
   Indevus Pharmaceuticals*                               5,900              41
   InterMune (C)*                                         2,500              33
   Intuitive Surgical (C)*                                1,100             357
   Invacare                                               3,400              86
   Inverness Medical Innovations*                         1,875             105
   Invitrogen*                                            1,026              96
   Kendle International*                                  1,672              82
   Kensey Nash*                                           2,572              77

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Kindred Healthcare*                                    1,535   $          38
   Kinetic Concepts (C)*                                  3,600             193
   King Pharmaceuticals (C)*                             11,200             115
   Lincare Holdings (C)*                                  6,600             232
   Magellan Health Services*                              3,052             142
   MannKind*                                                500               4
   Martek Biosciences*                                    2,652              78
   Masimo (C)*                                            1,400              55
   Medicines*                                            10,000             192
   Micrus Endovascular*                                  10,500             207
   Molina Healthcare*                                     2,048              79
   Mylan Laboratories                                    13,146             185
   Neurocrine Biosciences (C)*                            4,300              20
   Odyssey HealthCare*                                   25,950             287
   Omnicell*                                              1,045              28
   OraSure Technologies*                                 10,398              92
   Orthofix International*                                  495              29
   OSI Pharmaceuticals (C)*                               5,104             248
   Owens & Minor                                          3,170             134
   Par Pharmaceutical*                                    1,015              24
   PerkinElmer                                            8,143             212
   Perrigo                                                1,229              43
   PharmaNet Development Group (C)*                         600              24
   PharMerica*                                              136               2
   Pozen (C)*                                             1,300              16
   Profarma Distribuidora de Produtos
     Farmaceuticos (Brazil)                               9,100             184
   Regeneron Pharmaceuticals (C)*                         1,400              34
   Res-Care*                                              2,233              56
   Resmed*                                                2,635             138
   Respironics*                                           1,000              65
   Rigel Pharmaceuticals*                                 8,600             218
   Salix Pharmaceuticals *                                1,705              13
   Sciele Pharma (C)*                                     9,324             191
   Sepracor*                                                325               9
   Sirona Dental Systems (C)*                             4,930             165
   Synta Pharmaceuticals (C)*                             2,300              15
   Techne (C)*                                              600              40
   Theravance*                                            1,975              39
   Universal American*                                    3,487              89
   Universal Health Services, Cl B                        5,466             280
   Vertex Pharmaceuticals (C)*                            3,475              81
   Viropharma (C)*                                        3,100              25
   Warner Chilcott, Cl A (C)*                             6,700             119
   Waters (C)*                                            4,150             328
   Watson Pharmaceuticals (C)*                           11,138             302
   WellCare Health Plans*                                   652              28
                                                                  --------------
                                                                         12,861
                                                                  --------------

INDUSTRIALS -- 13.7%
   ABX Holdings*                                          3,165              13
   ACCO Brands*                                           3,105              50
   Actuant, Cl A                                          5,381             183
   Acuity Brands (C)                                      2,900             130
   Administaff                                            2,000              57
   AGCO (C)*                                              9,548             649
   Alaska Air Group*                                      1,995              50
   Albany International, Cl A                             1,580              59
   Alexander & Baldwin                                    1,310              68
   Allen-Vanguard (Canada)*                              24,000             130
   Alliant Techsystems*                                   1,483             169
   Allied Waste Industries (C)*                          23,608             260
   Amerco*                                                  287              19
   American Commercial Lines*                            13,330             216
   AMR (C)*                                                 600               8
   AO Smith                                               4,946             173
   Apogee Enterprises (C)                                10,897             186


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Small/Mid Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   ASV*                                                     200   $           3
   Badger Meter                                              75               3
   BE Aerospace*                                          3,463             183
   Blount International*                                  1,375              17
   Bowne                                                  2,732              48
   Briggs & Stratton                                     11,795             267
   Bucyrus International, Cl A                              550              55
   Ceradyne (C)*                                          3,394             159
   Chart Industries*                                      2,673              83
   ChoicePoint*                                             795              29
   Clean Harbors*                                            95               5
   Columbus McKinnon (C)*                                 3,100             101
   Comfort Systems USA (C)                               13,774             176
   COMSYS IT Partners (C)*                                2,200              35
   Continental Airlines, Cl B (C)*                        5,784             129
   Corrections of America*                                8,278             244
   CRA International*                                     5,250             250
   Crane (C)                                              4,540             195
   Curtiss-Wright (C)                                     5,160             259
   Delta Air Lines (C)*                                     400               6
   Deluxe (C)                                             6,247             205
   DRS Technologies (C)                                   2,042             111
   Dun & Bradstreet                                       4,255             377
   EMCOR Group (C)*                                       8,860             209
   Encore Wire                                            4,176              66
   EnPro Industries (C)*                                  7,078             217
   Equifax                                                4,225             154
   ESCO Technologies*                                       975              39
   Esterline Technologies (C)*                            5,174             268
   First Solar*                                             275              73
   Fluor                                                    410              60
   Force Protection*                                     37,700             176
   FreightCar America                                       955              33
   G&K Services, Cl A                                     2,036              76
   Gardner Denver (C)*                                    5,600             185
   GenCorp*                                               6,800              79
   General Cable*                                         1,495             110
   Geo Group*                                             5,100             143
   GeoEye (C)*                                            4,100             138
   Goodrich                                               1,450             102
   GrafTech International (C)*                           10,300             183
   H&E Equipment Services (C)*                           14,280             270
   Hardinge                                               2,600              44
   Harsco (C)                                             1,300              83
   Heidrick & Struggles International (C)*                  500              19
   Herman Miller (C)                                      2,000              65
   Hertz Global Holdings (C)*                            11,700             186
   HNI (C)                                                3,784             133
   Honeywell International                                1,180              73
   Hubbell, Cl A                                          1,321              73
   Hubbell, Cl B                                          1,789              92
   Hudson Highland Group (C)*                             1,500              13
   IKON Office Solutions                                  5,700              74
   Interface, Cl A                                        4,590              75
   Interline Brands*                                      3,648              80
   Ionatron*                                                405               1
   Jacobs Engineering Group*                              3,485             333
   Joy Global                                               650              43
   Kaman                                                  1,345              50
   Kennametal                                             2,352              89
   Kirby*                                                 1,095              51
   Ladish*                                                1,300              56
   LB Foster, Cl A*                                       1,200              62
   Lennox International (C)                               6,900             286
   Lincoln Electric Holdings                              1,100              78
   LSI Industries                                         4,270              78
   Manitowoc (C)                                          1,600              78

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Michael Baker (C)*                                     4,709   $         194
   Moog, Cl A*                                            3,634             166
   NCI Building Systems (C)*                              9,600             276
   Nuco2*                                                 2,904              72
   Orion Marine Group*                                   13,000             195
   Oshkosh Truck                                          1,488              70
   Pall                                                   5,549             224
   Park-Ohio Holdings*                                    3,200              80
   Perini (C)*                                            6,335             262
   Quanta Services*                                       8,670             228
   Republic Airways Holdings (C)*                         5,200             102
   Republic Services (C)                                  9,695             304
   Rockwell Automation                                      175              12
   RR Donnelley & Sons (C)                                4,100             155
   RSC Holdings (C)*                                     25,800             324
   Rush Enterprises, Cl A*                                6,265             114
   Schawk                                                   463               7
   Shaw Group*                                            3,305             200
   Skywest (C)                                            7,791             209
   Spirit Aerosystems Holdings, Cl A*                    14,739             508
   Standard Register                                      2,530              29
   Steelcase, Cl A (C)                                   14,262             226
   Sterling Construction*                                 2,900              63
   Sunpower, Cl A*                                        1,475             192
   Superior Essex (C)*                                    2,225              53
   TAL International Group                                9,600             219
   TBS International, Cl A (C)*                           1,500              50
   Tecumseh Products, Cl A (C)*                           4,773             112
   Tecumseh Products, Cl B*                               3,703              73
   TeleTech Holdings (C)*                                 2,900              62
   Textainer Group Holdings                              17,500             254
   Thomas & Betts (C)*                                    2,600             128
   Timken                                                 4,525             149
   Toro                                                   1,674              91
   TrueBlue (C)*                                          1,100              16
   Twin Disc                                              1,177              83
   UAL (C)*                                               3,573             127
   UAP Holding                                            2,790             108
   Ultrapetrol Bahamas (C)*                               6,300             107
   United Stationers (C)*                                 8,753             404
   United Technologies                                    1,610             123
   URS*                                                   5,864             319
   Viad (C)                                               1,100              35
   Wabash National                                        9,577              74
   Wabtec                                                 7,490             258
   Walter Industries                                      8,006             288
   Waste Connections*                                     2,185              68
   Waste Industries USA (C)                                 700              25
   Watson Wyatt Worldwide, Cl A (C)                       2,300             107
   WESCO International*                                   3,071             122
   Xerium Technologies (C)                                5,800              30
                                                                  --------------
                                                                         17,853
                                                                  --------------

INFORMATION TECHNOLOGY -- 14.3%
   ADC Telecommunications*                               11,146             173
   Advanced Analogic Technologies*                        5,055              57
   Akamai Technologies*                                   4,375             151
   AMIS Holdings*                                         3,835              38
   Amkor Technology (C)*                                 13,500             115
   Anaren (C)*                                            1,917              32
   Arrow Electronics (C)*                                12,514             492
   Aspen Technology (C)*                                  2,700              44
   Asyst Technologies*                                   33,600             110
   Atmel*                                                82,714             357
   Avnet (C)*                                             5,575             195
   Avocent*                                               3,529              82
   AVX (C)                                                4,400              59


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Small/Mid Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Blackboard*                                            2,664   $         107
   BMC Software (C)*                                      8,923             318
   Brightpoint*                                           1,535              24
   Broadcom, Cl A*                                           65               2
   Broadridge Financial Solutions (C)                    10,600             238
   Cabot Microelectronics*                                2,106              76
   CACI International, Cl A*                                894              40
   Cadence Design Systems (C)*                            4,200              71
   Checkpoint Systems*                                    3,440              89
   Chordiant Software (C)*                                9,100              78
   Ciena*                                                 2,339              80
   Cirrus Logic*                                          4,540              24
   Citrix Systems*                                        1,995              76
   CommScope (C)*                                         3,587             177
   Computer Sciences (C)*                                 5,220             258
   Comtech Telecommunications*                            3,206             173
   Convergys (C)*                                         2,200              36
   CPI International (C)*                                   700              12
   Credence Systems*                                     36,074              87
   Cree*                                                    940              26
   CSG Systems International (C)*                         8,015             118
   CTS (C)                                               12,805             127
   Cymer*                                                   565              22
   Cypress Semiconductor*                                 4,837             174
   Diebold                                                2,875              83
   Digital River*                                           200               7
   Diodes*                                                7,061             212
   DSP Group*                                            18,500             226
   DST Systems*                                           1,221             101
   Dycom Industries (C)*                                  4,000             107
   EFJ*                                                  21,000              58
   Electronic Arts*                                       8,175             478
   Electronic Data Systems (C)                            7,700             160
   Electronics for Imaging*                               4,270              96
   Emergis (Canada) *                                    22,100             184
   EMS Technologies*                                      1,790              54
   Emulex (C)*                                            4,315              70
   Fair Isaac (C)                                         4,100             132
   Flir Systems*                                          2,935              92
   Global Cash Access Holdings (C)*                       2,900              18
   Greenfield Online*                                     3,479              51
   Harris (C)                                             1,800             113
   Harris Stratex Networks, Cl A*                        11,500             192
   Heartland Payment Systems                              2,970              80
   Hewitt Associates, Cl A*                               9,206             352
   Hutchinson Technology*                                 7,200             190
   Imation                                               11,800             248
   Integrated Device Technology (C)*                      2,600              29
   Interactive Intelligence*                              2,721              72
   Intermec*                                              1,140              23
   International Rectifier*                                 510              17
   Intersil, Cl A (C)                                     3,300              81
   Intuit*                                                5,525             175
   Itron*                                                 1,265             121
   IXYS*                                                  7,602              61
   Jack Henry & Associates (C)                            1,700              41
   JDA Software Group (C)*                               15,987             327
   Juniper Networks*                                      9,015             299
   Jupitermedia*                                         20,800              79
   Kulicke & Soffa Industries*                              720               5
   Lam Research*                                            300              13
   Lawson Software*                                      16,721             171
   Lexmark International, Cl A (C)*                       4,019             140
   LoJack (C)*                                            3,400              57
   LSI Logic*                                            11,500              61
   MasTec (C)*                                           15,728             160

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Mattson Technology*                                    9,542   $          82
   MAXIMUS (C)                                            2,464              95
   McAfee*                                                3,475             130
   Measurement Specialties*                               3,050              67
   MEMC Electronic Materials (C)*                         1,625             144
   Methode Electronics (C)                               12,313             202
   Mettler Toledo International (C)*                      4,173             475
   Microsemi*                                            10,850             240
   MicroStrategy, Cl A*                                     295              28
   Microtune*                                             3,610              24
   MIPS Technologies*                                    36,500             181
   Monolithic Power Systems*                              7,921             170
   Move*                                                 37,035              91
   MTS Systems                                              910              39
   NCR*                                                   1,475              37
   Net 1 UEPS Technologies (C)*                           3,236              95
   Netlogic Microsystems*                                   320              10
   Network Equipment Technologies (C)*                    6,400              54
   NIC*                                                  11,305              95
   Novatel Wireless (C)*                                  2,800              45
   Nuance Communications*                                 6,300             118
   Nvidia (C)*                                            1,000              34
   ON Semiconductor (C)*                                 26,511             235
   OSI Systems*                                           5,250             139
   Palm*                                                 33,886             215
   Parametric Technology*                                 8,722             156
   Park Electrochemical                                  10,845             306
   Parkervision*                                         18,300             290
   PC Connection (C)*                                     2,400              27
   Pericom Semiconductor (C)*                             6,527             122
   Plantronics                                            3,206              83
   Plexus*                                                8,419             221
   PMC - Sierra*                                         22,300             146
   Powerwave Technologies*                                2,175               9
   Qlogic (C)*                                            1,100              16
   Radiant Systems*                                       5,093              88
   RealNetworks*                                          2,975              18
   RF Micro Devices*                                     13,801              79
   Riverbed Technology*                                     500              13
   Rudolph Technologies*                                 10,500             119
   S1*                                                    9,789              71
   Salesforce.com*                                          420              26
   SanDisk*                                                 725              24
   Seachange International*                              15,500             112
   Seagate Technology (C)                                 7,700             196
   Secure Computing*                                      7,844              75
   Sierra Wireless (Canada)*                              4,000              59
   Silicon Laboratories*                                  1,300              49
   Smart Modular Technologies WWH (C)*                    4,100              42
   SonicWALL*                                             6,399              69
   Spectrum Control*                                      4,472              69
   SRA International, Cl A*                               3,133              92
   Standard Microsystems*                                 2,635             103
   Sun Microsystems*                                      7,031             127
   Sybase*                                                6,767             177
   Synaptics*                                             1,533              63
   SYNNEX*                                                  785              15
   Synopsys (C)*                                          6,785             176
   Taleo, Cl A*                                           2,682              80
   Technitrol (C)                                         5,240             150
   Teradata*                                              1,450              40
   TNS (C)                                                7,886             140
   Trina Solar ADR*                                       6,100             328
   TTM Technologies*                                     25,181             294
   Tyler Technologies*                                    5,066              65
   United Online (C)                                     11,346             134


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Small/Mid Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Universal Display*                                     2,290   $          47
   Varian Semiconductor
     Equipment Associates (C)*                            5,616             208
   Veeco Instruments*                                     3,690              62
   VeriFone Holdings*                                       650              15
   VeriSign*                                             11,010             414
   Vishay Intertechnology*                                3,000              34
   Western Digital (C)*                                   9,200             278
   Wright Express*                                        1,100              39
   Xerox (C)*                                            10,400             168
   Zoran*                                                 7,720             174
   Zygo*                                                  9,000             112
                                                                  --------------
                                                                         18,639
                                                                  --------------

MATERIALS -- 6.0%
   Airgas                                                 4,408             230
   AK Steel Holding (C)*                                 12,835             594
   Albemarle (C)                                          4,700             194
   AM Castle                                              7,445             202
   Apex Silver Mines *                                    3,100              47
   Arch Chemicals (C)                                       100               4
   Ashland                                                8,725             414
   Ball (C)                                               3,315             149
   Buckeye Technologies (C)*                             10,100             126
   Cabot                                                  4,655             155
   Carpenter Technology                                   3,090             232
   Celanese, Ser A (C)                                    3,600             152
   CF Industries Holdings                                 3,341             368
   Cleveland-Cliffs                                       1,850             187
   Commercial Metals                                      7,846             231
   Eastman Chemical                                       1,685             103
   Esmark*                                               14,900             211
   FMC (C)                                                4,500             246
   Frontera Copper (Canada) *                            27,500             170
   Greif, Cl A                                            2,799             183
   Grupo Simec SAB de CV ADR*                            19,155             198
   HB Fuller                                              3,513              79
   Hecla Mining*                                          7,471              70
   Hercules (C)                                           5,218             101
   Horsehead Holding*                                     7,100             121
   Katanga Mining (Canada) *                             15,200             255
   Neenah Paper                                           1,120              33
   NewMarket                                                370              21
   Olin (C)                                               5,600             108
   OM Group (C)*                                          1,500              86
   Omnova Solutions*                                     14,900              66
   Owens-Illinois (C)*                                   16,105             797
   Packaging of America (C)                               4,100             116
   Pactiv*                                                6,588             175
   Reliance Steel & Aluminum                              1,757              95
   Rock-Tenn, Cl A (C)                                    7,800             198
   Rockwood Holdings*                                     2,602              86
   Schnitzer Steel Industries, Cl A                       4,090             283
   Sherritt International (Canada)                        9,600             129
   Silgan Holdings                                        1,160              60
   Steel Dynamics                                         4,300             256
   Symyx Technologies*                                    2,945              23
   Terra Industries (C)*                                  3,314             158
   Texas Industries                                         105               7
   Tronox, Cl A                                           4,878              43
   Worthington Industries (C)                             4,713              84
   WR Grace*                                                395              10
                                                                  --------------
                                                                          7,856
                                                                  --------------

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 2.4%
   Alaska Communications
     Systems Group                                       11,955   $         179
   Atlantic Tele-Network (C)                              1,400              47
   Cbeyond*                                                 175               7
   Centennial Communications*                            13,875             129
   CenturyTel (C)                                         6,062             251
   Cincinnati Bell (C)*                                  57,911             275
   Citizens Communications                                4,164              53
   Consolidated
     Communications Holdings                                 25              --
   Embarq (C)                                             2,700             134
   Fairpoint Communications                              16,900             220
   FiberTower*                                           12,950              30
   Global Crossing *                                      6,985             154
   Golden Telecom                                           275              28
   IDT, Cl B*                                             2,135              18
   Iowa Telecommunications Services                       3,140              51
   iPCS                                                     654              24
   Leap Wireless International*                           3,325             155
   NTELOS Holdings                                        2,712              81
   Premiere Global Services (C)*                         16,666             247
   Rural Cellular, Cl A*                                  2,100              93
   Sierra Wireless*                                       7,000             104
   Syniverse Holdings (C)*                               15,336             239
   Telephone & Data Systems (C)                           4,702             294
   Time Warner Telecom, Cl A*                             4,990             101
   USA Mobility (C)                                       5,625              80
   Vonage Holdings*                                      23,335              54
                                                                  --------------
                                                                          3,048
                                                                  --------------

UTILITIES -- 4.2%
   AES (C)*                                              10,535             225
   AGL Resources                                          6,096             229
   Alliant Energy                                         1,554              63
   Atmos Energy                                             375              11
   Black Hills                                            4,342             192
   Cia de Saneamento de Minas
     Gerais-COPASA (Brazil)                               9,000             157
   Cleco                                                  6,444             179
   Consolidated Edison                                    2,935             143
   DPL                                                    4,825             143
   Edison International (C)                               1,900             101
   El Paso Electric (C)*                                  1,700              43
   Empire District Electric                               3,200              73
   Energen (C)                                            7,575             487
   Equitable Resources                                    3,365             179
   Idacorp                                                3,891             137
   Integrys Energy Group                                  4,332             224
   Laclede Group                                          3,137             107
   MDU Resources Group (C)                                1,700              47
   New Jersey Resources                                   3,790             190
   Northwest Natural Gas                                  3,509             171
   NorthWestern                                           6,825             201
   OGE Energy                                               150               5
   Oneok                                                  2,980             133
   Ormat Technologies                                     2,250             124
   PNM Resources                                          1,060              23
   Portland General Electric                                810              23
   Reliant Energy*                                        7,900             207
   SCANA (C)                                              8,389             354
   Sempra Energy (C)                                      2,400             149
   Southern Union                                         3,192              94
   Southwest Gas (C)                                      5,490             163


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Small/Mid Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                           Shares/Contracts/Face  Market e Value
Description                                Amount ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   UGI                                                    7,944   $         217
   Unisource Energy                                         270               9
   Vectren                                                9,558             277
   WGL Holdings                                           2,561              84
   Wisconsin Energy                                       6,140             299
                                                                  --------------
                                                                          5,463
                                                                  --------------
Total Common Stock
   (Cost $112,218) ($ Thousands)                                        108,613
                                                                  --------------

PREFERRED STOCK -- 0.1%

FINANCIALS -- 0.1%
   Thornburg Mortgage                                     2,903              70
                                                                  --------------
Total Preferred Stock
   (Cost $73) ($ Thousands)                                                  70
                                                                  --------------

PURCHASED OPTIONS -- 0.0%
   June 2008 U.S. Ten Year Treasury
     Call, Expires 06/16/08,
     Strike Price: $95.00                                     7              22
                                                                  --------------
Total Purchased Options
   (Cost $3) ($ Thousands)                                                   22
                                                                  --------------

WARRANTS -- 0.0%
   Oilsands Quest, Expires 12/05/09*                      2,250               3
   Rentech, Expires 04/25/12 (I) (J)*                     1,000               1
   Titanium Asset Management,
     Expires 06/21/11*                                    8,400              11
                                                                  --------------
Total Warrants
   (Cost $--) ($ Thousands)                                                  15
                                                                  --------------

ASSET - BACKED SECURITIES -- 5.7%

MORTGAGE RELATED SECURITIES -- 2.1%
   Bear Stearns Asset Backed Securities,
     Ser 2007-HE4, Cl 1A1 (E)
     4.985%, 01/31/08                                   $   416             407
   GMAC Mortgage Loan Trust,
     Ser 2007-HE1, Cl A2 (E)
     5.621%, 08/25/37                                       216             199
   Home Equity Mortgage Trust,
     Ser 2007-2, Cl 2A1A (E)
     5.023%, 01/31/08                                       422             412
   Novastar Home Equity Loan,
     Ser 2007-1, Cl A2A1 (E)
     2.308%, 01/31/08                                       328             321
   Option One Mortgage Loan Trust,
     Ser 2007-5, Cl 2A1 (E)
     4.955%, 01/27/08                                       432             424
   Option One Mortgage Loan Trust,
     Ser 2007-HL1, Cl 2A1 (E)
     4.985%, 01/26/08                                       433             420
   Renaissance Home Equity Loan
     Trust, Ser 2007-1, Cl AV1 (E)
     4.995%, 01/29/08                                       313             303
   Residential Funding Mortgage
     Securities, Ser 2007-HI1, Cl A1 (E)
     5.450%, 03/25/37                                       309             304
                                                                  --------------
                                                                          2,790
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSET-BACKED SECURITIES -- 3.6%
   Carrington Mortgage Loan Trust,
     Ser 2007-FRE1, Cl A1 (E)
     4.985%, 01/25/08                                   $   305   $         292
   Countrywide Asset-Backed Certificates,
     Ser 2007-BC1, Cl M1 (E)
     5.115%, 01/31/08                                       400             255
   Credit-Based Asset Servicing,
     Ser 2007-CB4, Cl A1A (E)
     4.955%, 01/27/08                                       440             413
   Credit-Based Asset Servicing,
     Ser 2007-CB4, Cl A2A (F)
     5.840%, 01/01/08                                       426             422
   First Franklin Mortgage Loan Asset,
     Ser 2006-FF12, Cl A2 (E)
     4.905%, 01/25/08                                       168             165
   First Franklin Mortgage Loan Asset,
     Ser 2006-FF14, Cl A2 (E)
     5.113%, 01/25/08                                       404             393
   GSAMP Trust, Ser 2007-HE2,
     Cl A2A (E)
     4.985%, 01/20/08                                       324             310
   Indymac Residential Asset-Backed
     Trust, Ser 2007-A, Cl 2A1 (E)
     4.995%, 01/12/08                                       291             282
   Merrill Lynch Mortgage Investors,
     Ser 2007-HE2, Cl A2A (E)
     4.985%, 01/30/08                                       361             349
   RAAC, Ser 2007-SP1, Cl A1 (E)
     5.015%, 01/10/08                                       298             291
   Residential Asset Securities,
     Ser 2007-KS3, Cl A1A (E)
     4.975%, 04/25/37                                       346             332
   Securitized Asset Backed
     Receivables Trust LLC,
     Ser 2007-HE1, Cl M1 (E)
     5.115%, 01/30/08                                       500             203
   Structured Asset Investment Loan,
     Ser 2003-BC4, Cl M2 (E)
     7.865%, 01/25/08                                        72              58
   Sructured Asset Securities,
     Ser 2007-EQ1, Cl A2 (E)
     4.955%, 01/31/08                                       436             422
   Wells Fargo Home Equity Trust,
     Ser 2007-2, Cl A1 (E)
     4.955%, 01/20/08                                       448             433
                                                                  --------------
                                                                          4,620
                                                                  --------------

Total Asset-Backed Securities
   (Cost $8,088) ($ Thousands)                                            7,410
                                                                  --------------
MORTGAGE-BACKED SECURITIES -- 17.1%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 12.2%
   FHLMC
     6.000%, 02/01/22                                     2,527           2,585
   FHLMC CMO STRIPS, Ser 232, Cl IO, IO
     5.000%, 08/01/35                                     3,945             966
   FNMA CMO STRIPS, Ser 360, Cl 2, IO
     5.000%, 08/01/35                                       746             183


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Small/Mid Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)            nds)
--------------------------------------------------------------------------------
   FNMA TBA
     6.000%, 01/01/23                              $      7,000   $       7,162
     5.500%, 01/01/19                                     3,300           3,356
   GNMA ARM
     5.000%, 04/20/35                                       306             306
     4.500%, 03/20/37                                     1,240           1,240
                                                                  --------------
                                                                         15,798
                                                                  --------------

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 4.9%
   American Home Mortgage Investment
     Trust, Ser 2004-3, Cl 2A (E)
     6.640%, 03/01/08                                       230             226
   American Home Mortgage Investment
     Trust, Ser 2005-1, Cl 4A1 (E)
     4.992%, 01/01/08                                       107             106
   American Home Mortgage Investment
     Trust, Ser 2005-4, Cl 5A (E)
     5.350%, 01/25/08                                       522             520
   Bear Stearns Alternative Trust,
     Ser 2004-12, Cl 2A2 (E)
     6.270%, 01/01/08                                       226             222
   Citigroup Mortgage Loan Trust,
     Ser 2007-AR5, Cl 1A2A (E)
     5.612%, 01/01/08                                       416             419
   Countrywide Home Loans,
     Ser 2007-HYB1, Cl 1A1 (E)
     5.580%, 01/01/08                                       436             434
   Countrywide Home Loans,
     Ser 2007-HYB2, Cl 3A1 (E)
     5.460%, 01/01/08                                        94              92
   GS Mortgage Securities,
     Ser 2007-GG10, Cl A4 (E)
     5.799%, 01/01/08                                       100             103
   Impac Secured Assets CMO
     Owners Trust, Ser 2007-2,
     Cl 1A1A (E)
     4.975%, 01/29/08                                       365             357
   Impac Secured Assets CMO
     Owners Trust, Ser 2007-3,
     Cl 1A1A (E)
     4.975%, 01/31/08                                       439             437
   JP Morgan Chase Commercial
     Mortgage, Ser 2006-CB17, Cl A4
     5.429%, 12/12/43                                       200             201
   Lehman XS Trust, Ser 2007-4N,
     Cl 1A1 (E)
     5.450%, 03/25/47                                       341             321
   Merrill Lynch Mortgage Investors,
     Ser 2005-A4, Cl 1A (E)
     5.260%, 01/01/08                                       190             194
   Morgan Stanley Mortgage Loan
     Trust, Ser 2007-11AR, Cl 2A5 (E)
     6.000%, 01/01/08                                        96              94
   Morgan Stanley Mortgage Loan
     Trust, Ser 2007-14AR, Cl 6A1 (E)
     6.487%, 11/25/37                                       559             553
   Structured Adjustable Rate Mortgage
     Loan, Ser 2007-3, Cl 2A1 (E)
     5.980%, 01/01/08                                       465             472
   Structured Adjustable Rate Mortgage
     Loan, Ser 2007-9, Cl 2A1 (E)
     6.000%, 01/01/08                                       490             492

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Washington Mutual Mortgage Pass-
     Through Certificates, Ser 2007-
     HY2, Cl 1A1 (E)
     5.776%, 04/25/37                              $        454   $         446
   Washington Mutual Mortgage Pass-
     Through Certificates, Ser 2007-
     HY4, Cl 1A1 (E)
     5.550%, 01/01/08                                       356             355
   Washington Mutual Mortgage Pass-
     Through Certificates, Ser 2007-
     HY6, Cl 1A1 (E)
     5.707%, 06/25/37                                       367             366
                                                                  --------------
                                                                          6,410
                                                                  --------------

Total Mortgage-Backed Securities
   (Cost $22,080) ($ Thousands)                                          22,208
                                                                  --------------

U.S. GOVERNMENT AGENCY  OBLIGATIONS -- 1.1%
   FHLMC (G)
     4.253%, 03/03/08                                       125             124
   FNMA (G)
     5.580%, 03/12/08                                       275             273
     4.367%, 04/16/08                                       950             938
                                                                  --------------
Total U.S. Government Agency Obligations
   (Cost $1,326) ($ Thousands)                                            1,335
                                                                  --------------
CORPORATE OBLIGATIONS -- 0.3%

CONSUMER DISCRETIONARY -- 0.1%
   Time Warner
     6.875%, 05/01/12                                        70              74
                                                                  --------------
ENERGY -- 0.0%
   Weatherford International (H)
     5.950%, 06/15/12                                        20              21
                                                                  --------------
FINANCIALS -- 0.1%
   CIT Group
     5.000%, 02/13/14                                        85              75
   Capmark Financial Group (H)
     6.300%, 05/10/17                                         5               4
     5.875%, 05/10/12                                        10               8
   Discover Financial Services (H)
     6.450%, 06/12/17                                        10               9
   Genworth Financial
     5.650%, 06/15/12                                        60              61
   Lehman Brothers Holdings MTN
     5.250%, 02/06/12                                        65              64
   iStar Financial, Ser 1
     5.875%, 03/15/16                                        45              37
                                                                  --------------
                                                                            258
                                                                  --------------
INDUSTRIALS -- 0.0%
   US Steel
     5.650%, 06/01/13                                        15              14
                                                                  --------------
TELECOMMUNICATION SERVICES -- 0.0%
   Vodafone Group PLC
     5.350%, 02/27/12                                        15              15
                                                                  --------------


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Small/Mid Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                            Face Amount            Market Value
Description                                 ($Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
UTILITIES -- 0.1%
   Exelon Generation
     6.950%, 06/15/11                              $         70   $          73
                                                                  --------------

Total Corporate Obligations
   (Cost $474) ($ Thousands)                                                455
                                                                  --------------

CONVERTIBLE BOND -- 0.1%
   Nova BioSource CV to 273.2240
     10.000%, 09/30/12                                      153             153
                                                                  --------------

Total Convertible Bonds
   (Cost $153) ($ Thousands)                                                153
                                                                  --------------

CASH EQUIVALENTS (C)(D)** -- 7.9%
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 4.970%                   10,203,398          10,203
                                                                  --------------

Total Cash Equivalents
   (Cost $10,203) ($ Thousands)                                          10,203
                                                                  --------------

U.S. TREASURY OBLIGATIONS (A)(B) -- 0.4%
   U.S. Treasury Bills
     2.375%, 04/15/11                                       183             191
     2.718%, 03/20/08                                        20              20
     3.022%, 02/21/08                                       320             319
                                                                  --------------

Total U.S. Treasury Obligations
   (Cost $530) ($ Thousands)                                                530
                                                                  --------------

Total Investments -- 113.1%
   (Cost $155,148) ($ Thousands) @                                $     151,014
                                                                  =============

COMMON STOCK SOLD SHORT -- (5.8)%

CONSUMER DISCRETIONARY -- (1.5)%
   99 Cents Only Stores*                                 (2,000)  $         (16)
   Ambassadors International                             (1,300)            (19)
   Asbury Automotive Group                               (2,000)            (30)
   Borders Group                                         (7,100)            (76)
   California Coastal Communities*                      (10,026)            (59)
   Carmax*                                               (3,542)            (70)
   Century Casinos*                                     (18,241)           (117)
   Corinthian Colleges*                                  (7,900)           (122)
   Furniture Brands International                        (9,600)            (97)
   Great Wolf Resorts*                                   (4,800)            (47)
   H&R Block                                             (1,000)            (19)
   Lakes Entertainment*                                 (15,366)           (106)
   Lamar Advertising, Cl A *                               (200)            (10)
   Levitt, Cl A                                         (64,124)           (141)
   Lifetime Brands                                       (4,716)            (61)
   Lithia Motors, Cl A                                   (6,000)            (82)
   MarineMax*                                           (11,874)           (184)
   Peets Coffee & Tea*                                   (5,431)           (158)
   Ruth's Chris Steak House*                             (3,862)            (35)
   Scientific Games, Cl A*                               (1,300)            (43)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                        Shares         ($ Thousands)
--------------------------------------------------------------------------------
   Superior Industries International                     (4,600)  $         (84)
   Tivo*                                                (10,533)            (88)
   Toll Brothers*                                        (6,600)           (132)
   Value Vision International *                          (2,600)            (16)
   Visteon                                               (3,100)            (14)
   Zale*                                                 (8,800)           (141)
                                                                  --------------
                                                                         (1,967)
                                                                  --------------

CONSUMER STAPLES -- (0.2)%
   Alico Incorporated                                    (1,179)            (43)
   Calavo Growers                                        (3,470)            (65)
   Mgp Ingredients                                       (3,600)            (34)
   Rite Aid*                                            (19,082)            (53)
   Smithfield Foods*                                     (1,800)            (52)
                                                                  --------------
                                                                           (247)
                                                                  --------------
ENERGY -- (0.4)%
   Crosstex Energy                                       (1,400)            (52)
   Harvest Natural Resources*                            (1,700)            (21)
   Peabody Energy                                        (2,900)           (179)
   Petroleum Development*                                (3,000)           (177)
   TXCO Resources*                                       (4,600)            (55)
   World Fuel Services                                     (700)            (20)
                                                                  --------------
                                                                           (504)
                                                                  --------------

FINANCIALS -- (1.1)%
   Baldwin & Lyons, Cl B                                 (2,628)            (72)
   Bankfinancial Corp                                      (659)            (10)
   Cardinal Financial                                    (7,362)            (69)
   Centennial Bk Hldgs*                                 (12,166)            (70)
   Cousins Properties+                                   (1,300)            (29)
   Cowen Group Inc *                                     (3,300)            (31)
   Harris & Harris Group*                                (6,600)            (58)
   Healthcare Realty Trust+                              (1,600)            (41)
   Independenc Hldg                                      (1,798)            (23)
   Kbw Incorporated *                                      (700)            (18)
   Maguire Properties+                                   (7,000)           (206)
   Nymagic Inc.                                          (2,200)            (51)
   Oceanfirst Financial                                  (4,554)            (72)
   Piper Jaffaray Companies*                             (2,100)            (97)
   Plum Creek Timber+                                    (4,500)           (207)
   PMA Capital, Cl A                                    (11,457)            (94)
   Pnc Bank                                                (450)            (30)
   Post Properties+                                        (300)            (11)
   Westfield Financial                                   (9,158)            (89)
   White Mountains Insurance Group                         (190)            (98)
                                                                  --------------
                                                                         (1,376)
                                                                  --------------

HEALTH CARE -- (0.6)%
   Abiomed*                                              (8,242)           (128)
   Akorn*                                                (1,600)            (12)
   Allscripts Healthcare Solutions *                     (1,500)            (29)
   Alpharma Incorporated, Cl A                           (3,000)            (60)
   Amg Pharmaceuticals*                                    (600)            (36)
   Biodel Incorporated      *                              (900)            (21)
   Brookdale Senior Living                               (3,100)            (88)
   Cadence Pharmaceuticals*                                (500)             (7)
   Emeritus Corporation*                                   (800)            (20)
   Enzo Biochem*                                         (5,373)            (68)
   Micrus Endovascular*                                  (2,600)            (51)
   Minrad International*                                (26,545)            (86)
   Spectranetics*                                          (500)             (8)


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Small/Mid Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Stereotaxis*                                          (2,500)  $         (31)
   Vital Images*                                         (3,200)            (58)
   Volcano*                                              (1,000)            (13)
                                                                  --------------
                                                                           (716)
                                                                  --------------

INDUSTRIALS -- (0.7)%
   Bucyrus International                                   (800)            (80)
   Donaldson                                             (1,937)            (90)
   Flanders*                                            (19,360)           (109)
   Gehl Company *                                        (2,300)            (37)
   Healthcare Services Group                             (2,600)            (55)
   Innovative Solutions & Support*                       (5,087)            (49)
   Insteel Industries                                    (7,923)            (93)
   Lmi Aerospace*                                        (2,658)            (70)
   Northwest Pipe Company *                              (1,200)            (47)
   Owens Corning*                                        (3,700)            (75)
   People Support*                                       (7,348)           (101)
   Pitney Bowes                                          (1,000)            (38)
   The Geo Group*                                        (1,900)            (53)
   Turbochef Technologies*                               (3,300)            (54)
                                                                  --------------
                                                                           (951)
                                                                  --------------

INFORMATION TECHNOLOGY -- (0.6)%
   Ditech Networks*                                     (14,162)            (49)
   DTS*                                                  (5,983)           (153)
   Imation                                               (4,200)            (88)
   Infospace*                                            (3,486)            (66)
   LivePerson*                                          (19,779)           (106)
   Mosys*                                               (12,417)            (60)
   Riverbed Technology*                                  (2,535)            (68)
   Rogers*                                               (1,700)            (74)
   Salesforce.com*                                         (605)            (38)
   SourceForge*                                         (30,935)            (76)
   Switch And Data*                                      (2,600)            (42)
                                                                  --------------
                                                                           (820)
                                                                  --------------

MATERIALS -- (0.4)%
   Esmark*                                               (3,841)            (54)
   Georgia Gulf                                         (11,000)            (73)
   Glatfelter                                              (400)             (6)
   Louisiana-Pacific                                    (13,040)           (178)
   Royal Gold                                            (2,467)            (75)
   Titanium Metals                                       (4,022)           (106)
   Wausau Paper                                          (4,700)            (42)
                                                                  --------------
                                                                           (534)
                                                                  --------------

TELECOMMUNICATION SERVICES -- (0.1)%
   Crown Castle International*                           (2,400)           (100)
                                                                  --------------
UTILITIES -- (0.2)%
   California Water Service Group                        (2,663)            (99)
   Connecticut Water Service                             (2,163)            (51)
   EnergySouth                                           (2,269)           (132)
   SJW                                                   (2,690)            (92)
                                                                  --------------
                                                                           (374)
                                                                  --------------
Total Common Stock Sold Short
   (Cost $(8,661)) ($ Thousands)                                         (7,589)
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Contracts   ($ Thousands)
--------------------------------------------------------------------------------
WRITTEN OPTIONS -- 0.0%
   June 2008 U.S. Ten Year Treasury
     Call, Expires 06/16/08,
     Strike Price: $95.50*                                   (7)  $         (14)
                                                                  --------------
Total Written Options
   (Cost $(1)) ($ Thousands)                                      $         (14)
                                                                  --------------

A summary of the open futures contracts held by the Fund at December 31, 2007, is as follows:
-----------------------------------------------------------------------
                                NUMBER OF                 UNREALIZED
                                CONTRACTS                APPRECIATION
TYPE OF                           LONG      EXPIRATION  (DEPRECIATION)
CONTRACT                         (SHORT)       DATE      ($ THOUSANDS)
-----------------------------------------------------------------------
90-Day Euro$                        (1)       Mar-2010     $      (2)
90-Day Euro$                        (1)       Mar-2011            (1)
90-Day Euro$                        (1)       Mar-2012            (1)
90-Day Euro$                         2        Mar-2008            --
90-Day Euro$                        (4)       Mar-2009            (3)
90-Day Euro$                       (19)       Jun-2010           (38)
90-Day Euro$                         4        Jun-2012             1
90-Day Euro$                         9        Jun-2008            19
90-Day Euro$                        13        Jun-2009            35
90-Day Euro$                        (1)       Sep-2010            (2)
90-Day Euro$                         6        Sep-2012             4
90-Day Euro$                        (2)       Sep-2008            (1)
90-Day Euro$                        13        Sep-2009            31
90-Day Euro$                        (1)       Dec-2010            (1)
90-Day Euro$                        (1)       Dec-2011            (1)
90-Day Euro$                         2        Dec-2012            --
90-Day Euro$                       (18)       Dec-2008           (48)
90-Day Euro$                        (1)       Dec-2009            (2)
Russell 2000 Index E-MINI           17        Mar-2008            19
Russell 2000 Index E-MINI          149        Mar-2008           (59)
S&P 400 Index E-MINI               155        Mar-2008          (207)
S&P 400 Index E-MINI                11        Mar-2008             5
U.S. 2-Year Note                     5        Mar-2008            (3)
U.S. 5-Year Note                   (24)       Mar-2008            (1)
U.S. 10-Year Note                   12        Mar-2008            (1)
                                                         ---------------
                                                           $    (257)
                                                         ===============


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Small/Mid Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

A summary of restricted securities held by the Fund at December 31, 2007, is as follows:

-----------------------------------------------------------------------------------------------------
                                   NUMBER               RIGHT TO                               % OF
                                     OF    ACQUISITION   ACQUIRE      COST      MARKET VALUE   NET
                                   SHARES     DATE        DATE    ($THOUSANDS)  ($THOUSANDS)  ASSETS
-----------------------------------------------------------------------------------------------------
BA Energy, Deal #3 PIPE            12,000    4/30/07     4/30/07      $  87       $   85       0.07%
BPZ Energy PIPE                    15,300    5/7/07      5/7/07          81          171       0.13
Rentech Warrant                     1,000    5/30/07     5/30/07         --            1         --
Thunderbird PIPE                   15,300   11/15/07    11/15/07        138          138       0.11
Oil Sands Quest PIPE                4,000    5/2/07      5/2/07          11           16       0.01
                                                                  -----------------------------------
                                                                      $ 317       $  411       0.32%
                                                                  ===================================

A summary of outstanding swap agreements held by the Fund at December 31, 2007, is as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                     TOTAL RETURN SWAPS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                NET UNREALIZED
                                                                                                NOTIONAL        APPRECIATION
                                                                                   EXPIRATION   AMOUNT          (DEPRECIATION)
DESCRIPTION                                                                        DATE         ($ THOUSANDS)   ($ THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
The Fund receives payment on the monthly reset spread from Bank of America--CMBS
   AAA 10 YR Index minus 10 basis points times the notional amount. The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment
   period. (Counter Party: Goldman Sachs)                                            02/29/08         $ 4,000         $     --
The Fund receives payment on the monthly reset spread from Bank of America--CMBS
   AAA 10 YR Index plus 80 basis points times the notional amount. The Fund receives payment if the return on the spread appreciates over the payment period  and pays if the return on the spread depreciates over the payment
   period. (Counter Party: JP Morgan Chase)                                          03/01/08           8,000               --
The Fund delivers payment on the monthly reset spread from Lehman Brothers--CMBS
   AAA 10 YR Index plus 40 basis points times notional amount. the The Fund delivers payment if the return on the spread appreciates over the payment period and receives payment if the return on the spread depreciates over the
   payment period. (Counter Party: Bank of America)                                  02/28/08           3,000               --
                                                                                                                ---------------
                                                                                                                      $     --
                                                                                                                ===============

-------------------------------------------------------------------------------------------------------------------------------
                                                     CREDIT DEFAULT SWAPS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                NET UNREALIZED
                                                                                                NOTIONAL        APPRECIATION
                                                                                   EXPIRATION   AMOUNT          (DEPRECIATION)
DESCRIPTION                                                                        DATE        ($ THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
Fund receives a monthly payment of 0.015% (0.180% per annum) times notional amount of ABX.HE.AAA 06-1 Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter
   Party: Barclays)                                                                  07/25/45         $  (100)        $     --
Fund receives a monthly payment of 0.015% (0.180% per annum) times notional amount of MBIA Inc., 07/25/45. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter
   Party: Barclays)                                                                  07/25/45            (200)               1
Fund receives a quarterly payment of 0.015% (0.60% per annum) times notional amount of CDX.IG F5_8T0 Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter
   Party: Bank of America)                                                           12/20/12             500                1
Fund receives a quarterly payment of 0.1125% (0.45% per annum) times notional amount of CDX.TES F5_8T0 Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter
   Party: Bank of America)                                                           12/20/12             500                3
Fund receives a quarterly payment of 0.1125% (0.45% per annum) times notional amount of CDX.TES F5_8T1Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter
   Party: Barclays)                                                                  12/20/12             250                1
                                                                                                                ---------------
                                                                                                                      $      6
                                                                                                                ===============


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Small/Mid Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
Percentages are based on Net Assets of $129,989 ($ Thousands).

* Non-Income Producing Security.

** Rate shown is the 7-day effective yield as of December 31, 2007.

+ Real Estate Investment Trust.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)   The rate reported is the effective yield at time of purchase.

(C) All or a portion of this security has been pledged as collateral for securities sold short. The total value of collateral for securities sold short at December 31, 2007 was $28,384 ($ Thousands).

(D)   Investment in Affiliated Security.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2007.

(F) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on December 31, 2007. The coupon on a step bond changes on a specified date.

(G) Zero Coupon Bond -- The rate shown is the effective yield at time of purchase.

(H) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(I) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of December 31, 2007 was $411 ($ Thousands) and represented 0.32% of Net Assets.

(J) Security considered illiquid and restricted. The total value of such securities at December 31, 2007 was $411 ($ Thousands) and represented 0.32% of Net Assets.

ADR -- American Depositary Receipt
ARM -- Adjustable Rate Mortgage
Cl -- Class
CMBS -- Commercial Mortgage-Backed Securities
CMO -- Collateralized Mortgage Obligation
CV -- Convertible Security
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
LLC -- Limited Liability Company
L.P. -- Limited Partnership
MTN -- Medium Term Note
PIPE -- Private Investment in Public Entity
PLC -- Private Limited Company
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced

Amounts designated as "--" are $0 or have been rounded to $0.

@ At December 31, 2007, the tax basis cost of the Fund's investments excluding common stock sold short and written options, was $151,148 (Thousands), and the unrealized appreciation and depreciation were $8,286 (Thousands) and $(12,420) (Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Mid-Cap Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK  -- 98.1 %

CONSUMER DISCRETIONARY -- 12.8%
   Abercrombie & Fitch, Cl A                              4,400   $         352
   Advance Auto Parts                                    26,300             999
   American Eagle Outfitters                              3,900              81
   AnnTaylor Stores*                                     43,000           1,099
   Apollo Group, Cl A*                                      100               7
   Asbury Automotive Group                                7,800             117
   Autoliv                                               20,100           1,059
   AutoNation*                                            5,900              92
   Autozone*                                              2,900             348
   Big Lots*                                             46,600             745
   Black & Decker                                         1,800             125
   Boyd Gaming                                            6,900             235
   Brinker International                                 10,400             203
   Cheesecake Factory*                                    8,000             190
   Christopher & Banks                                    4,500              52
   Coach*                                                 1,300              40
   Darden Restaurants                                    44,500           1,233
   DIRECTV Group*                                        11,100             257
   Discovery Holding, Cl A*                               1,400              35
   Dollar Tree Stores*                                   50,800           1,317
   EchoStar Communications, Cl A*                        39,900           1,505
   Family Dollar Stores                                   3,900              75
   Gannett                                                4,200             164
   Gymboree*                                              1,300              40
   H&R Block                                              8,400             156
   Hanesbrands*                                          26,200             712
   Harley-Davidson                                        3,500             164
   Harman International Industries                          900              66
   Hasbro                                                26,500             678
   IAC/InterActive*                                      12,200             328
   International Speedway, Cl A                           1,100              45
   ITT Educational Services*                              3,500             298
   Jack in the Box*                                       6,000             155
   Jarden*                                               17,500             413
   JC Penney                                              5,300             233
   Jones Apparel Group                                   15,200             243
   Lamar Advertising, Cl A                                5,700             274
   Liberty Media - Capital, Ser A*                        4,000             466
   Brands                                                 7,300             138
   Mattel                                                13,100             249
   McGraw-Hill                                            1,000              44
   Meredith                                              16,900             929
   Newell Rubbermaid                                      2,100              54
   Nordstrom                                              3,200             118
   NVR*                                                   1,200             629
   Panera Bread, Cl A*                                    3,100             111
   PetSmart                                               4,400             104
   Pulte Homes                                           34,700             366
   RadioShack                                            37,900             639
   Regal Entertainment Group, Cl A                       74,500           1,346
   Snap-On                                                4,000             193
   Sonic*                                                 3,100              68
   Stanley Works                                          6,700             325
   Steven Madden                                          1,000              20
   Thor Industries                                          600              23
   TJX                                                   48,800           1,402
   TRW Automotive Holdings*                               7,600             159
   VF                                                     4,700             323
   Warnaco Group*                                         3,300             115
   Weight Watchers International                            500              23
   Whirlpool                                              3,500             286
   Wolverine World Wide                                   2,300              56

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Wyndham Worldwide                                      9,900   $         233
   Wynn Resorts *                                         1,500             168
   Yum! Brands                                            5,200             199
                                                                  --------------
                                                                         22,921
                                                                  --------------
CONSUMER STAPLES -- 4.9%
   Campbell Soup                                          5,400             193
   Clorox                                                 5,900             384
   Coca-Cola Enterprises                                 65,600           1,708
   ConAgra Foods                                         12,100             288
   Constellation Brands, Cl A*                            6,600             156
   Energizer Holdings*                                    1,300             146
   HJ Heinz                                               2,500             117
   Kimberly-Clark                                         2,200             152
   Kroger                                                 9,100             243
   Molson Coors Brewing, Cl B                             7,400             382
   NBTY*                                                 18,400             504
   Nu Skin Enterprises, Cl A                             11,200             184
   Pepsi Bottling Group                                  35,900           1,417
   Pilgrim's Pride                                        3,800             110
   Reynolds American                                      2,900             191
   Safeway                                               25,600             876
   Sara Lee                                              12,400             199
   SUPERVALU                                             40,200           1,508
   TreeHouse Foods*                                         600              14
                                                                  --------------
                                                                          8,772
                                                                  --------------

ENERGY -- 7.9%
   Cameron International*                                 7,400             356
   Chesapeake Energy                                     11,800             463
   El Paso                                               83,000           1,431
   Frontier Oil                                           6,800             276
   Halliburton                                              200               8
   Helmerich & Payne                                     34,600           1,386
   Hess                                                   8,100             817
   Holly                                                 13,600             692
   Hornbeck Offshore Services*                            4,300             193
   Murphy Oil                                             5,800             492
   National Oilwell Varco*                               20,800           1,528
   Noble                                                 13,500             763
   Noble Energy                                          17,000           1,352
   Overseas Shipholding Group                               500              37
   Quicksilver Resources*                                 3,600             214
   SEACOR Holdings*                                      18,700           1,734
   Spectra Energy                                         1,300              34
   St Mary Land & Exploration                            13,200             510
   Sunoco                                                 5,400             391
   Tidewater                                              2,200             121
   Unit*                                                 22,600           1,045
   Western Refining                                         300               7
   Williams                                               8,500             304
                                                                  --------------
                                                                         14,154
                                                                  --------------

FINANCIALS -- 16.3%
   Affiliated Managers Group*                             3,500             411
   Allied World Assurance Holdings                       20,000           1,003
   AMB Property+                                         13,600             783
   AMBAC Financial Group                                  4,900             126
   American Financial Group                              10,400             300
   Annaly Capital Management+                           115,000           2,091
   Apollo Investment                                      1,800              31
   Arch Capital Group *                                  16,200           1,140
   Axis Capital Holdings                                 37,200           1,450
   Bank of Hawaii                                        19,300             987


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Mid-Cap Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Brandywine Realty Trust+                              14,800   $         265
   Castlepoint Holdings                                   1,600              19
   CB Richard Ellis Group, Cl A*                         23,100             498
   CBL & Associates Properties+                           8,000             191
   CIT Group                                              7,400             178
   Colonial BancGroup                                    12,000             162
   Colonial Properties Trust+                             1,000              23
   Comerica                                              30,700           1,336
   Community Bancorp*                                       800              14
   Duke Realty+                                           4,500             117
   East West Bancorp                                     11,200             271
   Eaton Vance                                            9,100             413
   Endurance Specialty Holdings                           5,000             209
   Everest Re Group                                       3,500             351
   Federated Investors, Cl B                             26,400           1,087
   General Growth Properties+                             6,200             255
   Genworth Financial, Cl A                              13,300             338
   Health Care+                                          38,200           1,707
   Hospitality Properties Trust+                         47,800           1,540
   Host Hotels & Resorts+                                14,900             254
   Hudson City Bancorp                                   25,400             382
   Huntington Bancshares                                 21,800             322
   iStar Financial+                                       8,200             214
   Janus Capital Group                                   11,400             374
   Jones Lang La Salle                                   17,700           1,260
   Keycorp                                               13,500             317
   Lazard, Cl A                                           7,500             305
   M&T Bank                                                 400              33
   Marshall & Ilsley                                      2,400              64
   MBIA                                                   5,300              99
   MCG Capital                                            1,300              15
   MF Global *                                            3,500             110
   MGIC Investment                                          500              11
   Nationwide Financial Services, Cl A                   32,700           1,472
   NorthStar Realty Finance+                              5,500              49
   PartnerRe                                             11,400             941
   Philadelphia Consolidated Holding*                    12,700             500
   Popular                                               13,700             145
   Prologis+                                             22,500           1,426
   Safeco                                                 2,400             134
   SeaBright Insurance Holdings*                          1,800              27
   TD Ameritrade Holding*                                71,100           1,426
   Torchmark                                             11,800             714
   Transatlantic Holdings                                 6,400             465
   Wilmington Trust                                         500              18
   WR Berkley                                             9,300             277
   XL Capital, Cl A                                       6,600             332
   Zions Bancorporation                                   6,400             299
                                                                  --------------
                                                                         29,281
                                                                  --------------

HEALTH CARE -- 8.9%
   AmerisourceBergen                                        800              36
   Applera -- Applied Biosystems Group                    8,200             278
   Cardinal Health                                        2,100             121
   Cephalon*                                              4,400             316
   Cigna                                                  8,600             462
   Covance*                                               4,000             346
   Coventry Health Care*                                 21,200           1,256
   Dentsply International                                 5,000             225
   Endo Pharmaceuticals Holdings*                         2,500              67
   Express Scripts*                                       6,700             489
   Forest Laboratories*                                  26,000             948
   Health Net*                                           28,900           1,396
   Humana*                                               28,700           2,161
   Idexx Laboratories*                                    4,600             270

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Intuitive Surgical*                                    2,700   $         876
   Invitrogen*                                            5,500             514
   Kinetic Concepts*                                     29,500           1,580
   King Pharmaceuticals*                                 28,000             287
   Laboratory of America Holdings*                        1,600             121
   Lincare Holdings*                                      5,200             183
   Medco Health Solutions*                                1,300             132
   Millennium Pharmaceuticals*                           21,700             325
   PDL BioPharma*                                         8,400             147
   PerkinElmer                                            1,500              39
   Sepracor*                                              1,400              37
   St. Jude Medical*                                     30,900           1,256
   Techne*                                                6,500             429
   Warner Chilcott, Cl A*                                54,700             970
   Waters*                                                8,400             664
                                                                  --------------
                                                                         15,931
                                                                  --------------

INDUSTRIALS -- 14.8%
   AGCO*                                                 18,600           1,264
   Alliant Techsystems*                                   2,200             250
   Allied Waste Industries*                             108,300           1,193
   AMR*                                                   6,100              86
   Avery Dennison                                         6,600             351
   Con-way                                                2,400             100
   Continental Airlines, Cl B*                            9,600             214
   Cooper Industries, Cl A                                2,000             106
   Covanta Holding*                                      30,100             832
   CRA International*                                     1,700              81
   Crane                                                 22,600             969
   CSX                                                    5,200             229
   Cummins                                                7,500             955
   Eaton                                                 12,400           1,202
   EMCOR Group*                                           1,600              38
   First Solar*                                           1,000             267
   Fluor                                                  9,200           1,341
   Gardner Denver*                                       36,300           1,198
   Goodrich                                               5,900             417
   Harsco                                                30,100           1,928
   Hertz Global Holdings*                                69,600           1,106
   Hubbell, Cl B                                          3,600             186
   Ingersoll-Rand, Cl A                                  36,600           1,701
   ITT                                                    1,700             112
   Jacobs Engineering Group*                                700              67
   Kansas City Southern*                                 28,700             985
   KBR*                                                   3,600             140
   Kimball International, Cl B                              700              10
   L-3 Communications Holdings                            4,700             498
   Lennox International                                   4,300             178
   Manitowoc                                              2,400             117
   Manpower                                              16,900             962
   Masco                                                 16,800             363
   McDermott International*                               2,900             171
   Northrop Grumman                                       1,100              86
   Nuco2*                                                   200               5
   Parker Hannifin                                       28,750           2,165
   PeopleSupport*                                         3,700              51
   Pitney Bowes                                           4,900             186
   Precision Castparts                                    3,600             499
   Raytheon                                               1,600              97
   Republic Services                                     10,400             326
   Robert Half International                              9,100             246
   Rockwell Automation                                    5,700             393
   Rockwell Collins                                       4,400             317
   Roper Industries                                       2,300             144
   RR Donnelley & Sons                                      600              23


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Mid-Cap Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Ryder System                                             400   $          19
   Steelcase, Cl A                                       15,300             243
   Stericycle*                                            6,700             398
   Terex*                                                   400              26
   Thomas & Betts*                                       18,300             897
   Trinity Industries                                     7,500             208
   TrueBlue*                                             11,300             164
   UAL*                                                   9,400             335
                                                                  -------------
                                                                         26,445
                                                                  -------------
INFORMATION TECHNOLOGY -- 17.6%
   Accenture, Cl A                                        1,600              58
   Activision*                                            2,700              80
   ADC Telecommunications*                               29,600             460
   Adobe Systems*                                         2,600             111
   Affiliated Computer Services, Cl A*                    1,700              77
   Agilent Technologies*                                 14,100             518
   Altera                                                 3,900              75
   Amphenol, Cl A                                        16,600             770
   Analog Devices                                         1,500              48
   Arrow Electronics*                                    28,600           1,123
   Automatic Data Processing                              4,900             218
   Avnet*                                                39,800           1,392
   BMC Software*                                         45,800           1,632
   Broadridge Financial Solutions                        63,500           1,424
   Brocade Communications Systems*                       21,400             157
   CA                                                    21,100             526
   CACI International, Cl A*                                200               9
   Cadence Design Systems*                               19,400             330
   Ciena*                                                 1,600              55
   CommScope*                                             1,200              59
   Computer Sciences*                                    22,600           1,118
   Compuware*                                            16,100             143
   Dolby Laboratories, Cl A*                             10,200             507
   DST Systems*                                           1,000              83
   Electronic Data Systems                               83,800           1,737
   Factset Research Systems                               4,900             273
   Global Payments                                        3,900             181
   Harris                                                13,700             859
   Hewitt Associates, Cl A*                              27,600           1,057
   Ingram Micro, Cl A*                                   10,500             189
   Integrated Device Technology*                         96,700           1,094
   Intersil, Cl A                                         6,600             162
   Intuit*                                               13,500             427
   Jabil Circuit                                         13,200             202
   Juniper Networks*                                     14,400             478
   Lam Research*                                          6,900             298
   Linear Technology                                      5,700             181
   Mastercard, Cl A                                         300              65
   MEMC Electronic Materials*                            24,200           2,141
   Mettler Toledo International*                         16,000           1,821
   National Semiconductor                                 8,400             190
   Network Appliance*                                    15,500             387
   Nvidia*                                               48,100           1,636
   Seagate Technology                                    67,400           1,719
   Silicon Laboratories*                                    300              11
   Symantec*                                             15,100             244
   Synopsys*                                             62,800           1,628
   Teradata*                                              2,700              74
   Varian Semiconductor
     Equipment Associates*                                5,500             204
   Western Digital*                                      48,700           1,471
   Xerox*                                                98,500           1,595
   Xilinx                                                12,400             271
                                                                  -------------
                                                                         31,568
                                                                  -------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
MATERIALS -- 6.4%
   AK Steel Holding*                                     25,300   $       1,170
   Albemarle                                             25,600           1,056
   Ball                                                   4,500             202
   Celanese, Ser A                                       39,000           1,650
   Commercial Metals                                      1,000              29
   Domtar (Canada)                                        1,800              14
   Eastman Chemical                                       5,400             330
   Ecolab                                                 8,600             440
   FMC                                                   29,500           1,609
   International Paper                                    2,000              65
   Lubrizol                                              17,200             932
   Olin                                                   1,300              25
   Owens-Illinois*                                       26,800           1,327
   Packaging of America                                  40,400           1,139
   Pactiv*                                               17,700             471
   PPG Industries                                         3,300             232
   Reliance Steel & Aluminum                              1,900             103
   Rohm & Haas                                              500              27
   Sonoco Products                                       11,300             369
   Steel Dynamics                                           600              36
   United States Steel                                    2,200             266
   Valspar                                                2,300              52
   Zep*                                                     650               9
                                                                  -------------
                                                                         11,553
                                                                  -------------
TELECOMMUNICATION SERVICES -- 2.2%
   CenturyTel                                             8,000             332
   Embarq                                                33,100           1,639
   Qwest Communications International*                   34,900             245
   Telephone & Data Systems                              17,900           1,120
   US Cellular*                                           2,600             219
   Windstream                                            27,100             353
                                                                  -------------
                                                                          3,908
                                                                  -------------
UTILITIES -- 6.3%
   AES*                                                 110,100           2,355
   American Electric Power                                7,400             345
   Atmos Energy                                           5,000             140
   Centerpoint Energy                                    20,000             343
   Consolidated Edison                                    9,400             459
   Constellation Energy Group                             1,000             102
   DTE Energy                                             5,700             251
   Edison International                                  46,000           2,455
   Energen                                               16,600           1,066
   MDU Resources Group                                      800              22
   Nicor                                                    400              17
   NiSource                                              17,100             323
   NRG Energy*                                            4,100             178
   Oneok                                                  3,600             161
   Pepco Holdings                                        12,500             367
   Portland General Electric                                800              22
   PPL                                                    1,000              52
   Progress Energy                                        4,400             213
   SCANA                                                  1,900              80
   Sempra Energy                                         22,400           1,386
   Sierra Pacific Resources                              60,900           1,034
                                                                  -------------
                                                                         11,371
                                                                  -------------
Total Common Stock
   (Cost $174,603) ($ Thousands)                                        175,904
                                                                  -------------


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Mid-Cap Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                  ($ Thousands)        ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENT ** ++ -- 0.6%
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 4.970%                    1,010,747   $       1,011
                                                                  -------------
Total Cash Equivalent
   (Cost $1,011) ($ Thousands)                                            1,011
                                                                  -------------
U.S. TREASURY OBLIGATION (A)(B) -- 0.3 %
   U.S. Treasury Bill
     2.720%, 02/21/08                                    $  546             544
                                                                  -------------
Total U.S. Treasury Obligation
   (Cost $544) ($ Thousands)                                                544
                                                                  -------------
Total Investments -- 99.0%
   (Cost $176,158) ($ Thousands) @                                $     177,459
                                                                  =============

A summary of the open futures contracts held by the Fund at December 31, 2007, is as follows:
--------------------------------------------------------------------------------
                            NUMBER OF
                            CONTRACTS                            UNREALIZED
TYPE OF                       LONG          EXPIRATION          APPRECIATION
CONTRACT                     (SHORT)           DATE             ($ THOUSANDS)
--------------------------------------------------------------------------------
S&P 400 Index E-MINI            9            Mar-2008                $ 8
                                                              ==================
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $179,177 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of September 30, 2007.

+     Real Estate Investment Trust.

++    Investment in Affiliated Security.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)   The rate reported is the effective yield at time of purchase.

Cl -- Class

Ser -- Series

@ At December 31, 2007, the tax basis cost of the Fund's investments was $176,158 (Thousands), and the unrealized appreciation and depreciation were $14,904 (Thousands) and $(13,603) (Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

U.S. Managed Volatility Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 95.7%

CONSUMER DISCRETIONARY -- 6.2%
   Autoliv                                               40,600   $       2,140
   Belo, Cl A                                            16,100             281
   Career Education*                                     44,000           1,106
   Choice Hotels International                           57,300           1,902
   Dillard's, Cl A                                       55,500           1,042
   DIRECTV Group*                                       103,500           2,393
   Genuine Parts                                         45,700           2,116
   Harte-Hanks                                           28,900             500
   International Speedway, Cl A                          26,900           1,108
   ITT Educational Services*                             21,900           1,867
   Jack in the Box*                                      15,000             387
   JC Penney                                             16,300             717
   Lamar Advertising, Cl A                               39,500           1,899
   Liberty Media - Capital, Ser A*                       11,368           1,324
   Pacific Sunwear Of California*                        24,700             349
   Panera Bread, Cl A*                                    8,400             301
   Penn National Gaming*                                 42,300           2,519
   Polaris Industries                                    13,300             635
   Shaw Communications, Cl B
     (Canada)                                            97,600           2,311
   TRW Automotive Holdings*                              72,800           1,522
   VF                                                    18,626           1,279
   Washington Post, Cl B                                  7,805           6,177
   Weight Watchers International                         41,400           1,870
                                                                  -------------
                                                                         35,745
                                                                  -------------
CONSUMER STAPLES -- 11.3%
   Altria Group                                          25,360           1,917
   Anheuser-Busch                                        26,300           1,377
   Brown-Forman, Cl B                                     6,519             483
   Campbell Soup                                         17,256             617
   Church & Dwight                                       44,600           2,412
   Coca-Cola Enterprises                                 20,559             535
   Corn Products International                           19,329             710
   General Mills                                        159,936           9,116
   Hansen Natural*                                       51,700           2,290
   Hershey                                               64,600           2,545
   HJ Heinz                                              14,100             658
   Hormel Foods                                         242,092           9,800
   JM Smucker                                            17,000             874
   Kellogg                                              163,544           8,575
   Kimberly-Clark                                        55,203           3,828
   McCormick                                             52,424           1,987
   Molson Coors Brewing, Cl B                            15,200             785
   Pepsi Bottling Group                                  66,000           2,604
   PepsiAmericas                                         34,230           1,141
   PepsiCo                                               72,839           5,528
   Reynolds American                                    100,346           6,619
   SYSCO                                                  6,583             205
   UST                                                    6,857             376
                                                                  -------------
                                                                         64,982
                                                                  -------------
ENERGY -- 7.4%
   Cameco (Canada)                                       57,200           2,277
   Chevron                                               88,269           8,238
   ConocoPhillips                                        14,971           1,322
   Enbridge (Canada)                                     59,900           2,422
   Exxon Mobil                                           47,178           4,420
   Holly                                                 17,600             896
   Imperial Oil (Canada)                                 58,300           3,194
   Murphy Oil                                            45,752           3,882
   Nexen (Canada)                                        86,400           2,788

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Petro-Canada (Canada)                                 46,500   $       2,493
   SEACOR Holdings*                                      51,159           4,744
   Spectra Energy                                       156,054           4,029
   TransCanada (Canada)                                  46,800           1,916
                                                                  -------------
                                                                         42,621
                                                                  -------------
FINANCIALS -- 11.4%
   Alleghany*                                             6,415           2,579
   American National Insurance                           10,468           1,269
   Arch Capital Group *                                  24,548           1,727
   Arthur J Gallagher                                    75,492           1,826
   Associated Banc                                       81,900           2,219
   Bancorpsouth                                          34,700             819
   BOK Financial                                         54,425           2,814
   Capitol Federal Financial                              2,844              88
   Colonial BancGroup                                   105,200           1,424
   Commerce Bancshares                                   79,193           3,553
   Credicorp                                             26,300           2,007
   East West Bancorp                                     32,400             785
   Erie Indemnity, Cl A                                  39,100           2,029
   Federated Investors, Cl B                             62,800           2,585
   First Citizens BancShares, Cl A                       12,693           1,851
   Fulton Financial                                     131,500           1,475
   Jones Lang LaSalle                                    30,100           2,142
   Loews                                                115,631           5,821
   Markel*                                               11,840           5,815
   Mercury General                                       36,760           1,831
   PartnerRe                                              4,691             387
   Popular                                              238,700           2,530
   RenaissanceRe Holdings                                40,700           2,452
   Safeco                                                 6,861             382
   Stancorp Financial Group                              36,900           1,859
   Student Loan                                           3,717             409
   Torchmark                                             29,517           1,787
   Transatlantic Holdings                                44,702           3,248
   Valley National Bancorp                               91,300           1,740
   Wesco Financial                                        2,494           1,015
   White Mountains Insurance Group                        2,857           1,469
   Whitney Holding                                       33,900             886
   Willis Group Holdings (United Kingdom)                60,100           2,282
                                                                  -------------
                                                                         65,105
                                                                  -------------
HEALTH CARE -- 23.4%
   Abbott Laboratories                                    3,167             178
   Alcon                                                 17,900           2,560
   AmerisourceBergen                                    127,594           5,725
   Applera -- Applied Biosystems Group                   27,921             947
   Becton Dickinson                                      68,604           5,734
   BioMarin Pharmaceuticals*                             63,400           2,244
   Brookdale Senior Living                                  200               6
   Cardinal Health                                       79,806           4,609
   Celgene*                                              18,200             841
   Charles River Laboratories
     International*                                      35,700           2,349
   Covance*                                              50,194           4,348
   Coventry Health Care*                                 31,400           1,860
   CR Bard                                               11,454           1,086
   Dentsply International                               115,492           5,199
   Edwards Lifesciences*                                 77,737           3,575
   Eli Lilly                                             38,333           2,047
   Endo Pharmaceuticals Holdings*                        94,926           2,532
   Genentech*                                            73,533           4,932
   Genzyme*                                              31,662           2,357
   Health Net*                                           63,096           3,047
   Henry Schein*                                        107,877           6,624


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

U.S. Managed Volatility Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Hillenbrand Industries                               133,738   $       7,453
   HLTH*                                                 40,727             546
   Hospira*                                              16,176             690
   Humana*                                                6,579             495
   Idexx Laboratories*                                   87,727           5,143
   Immucor*                                              57,900           1,968
   Invitrogen*                                           11,900           1,112
   Johnson & Johnson                                     66,322           4,424
   King Pharmaceuticals*                                177,100           1,813
   Laboratory of America Holdings*                       95,586           7,220
   McKesson                                              66,575           4,361
   Medco Health Solutions*                               51,282           5,200
   Millipore*                                             5,847             428
   Onyx Pharmaceuticals*                                 46,200           2,570
   Patterson*                                           117,965           4,005
   Perrigo                                               76,300           2,671
   Pharmaceutical Product Development                     9,454             382
   PharMerica*                                                1              --
   Respironics*                                          22,917           1,501
   Sierra Health Services*                               62,549           2,624
   Techne*                                               83,956           5,545
   Universal Health Services, Cl B                       76,754           3,930
   Watson Pharmaceuticals*                               15,251             414
   Wellpoint*                                            80,258           7,041
                                                                  -------------
                                                                        134,336
                                                                  -------------
INDUSTRIALS -- 11.1%
   Alexander & Baldwin                                    8,700             449
   Alliant Techsystems*                                  24,443           2,781
   Allied Waste Industries*                              19,047             210
   Amerco*                                                6,200             407
   CH Robinson Worldwide                                 48,700           2,636
   Danaher                                               22,172           1,945
   Dun & Bradstreet                                      18,986           1,683
   GATX                                                  27,500           1,009
   General Cable*                                        29,800           2,184
   General Dynamics                                      21,204           1,887
   Granite Construction                                  19,900             720
   Harsco                                                21,000           1,345
   Hubbell, Cl B                                         17,500             903
   JetBlue Airways*                                      88,700             523
   Landstar System                                       40,600           1,711
   Lennox International                                  60,100           2,489
   Lincoln Electric Holdings                             30,900           2,199
   Lockheed Martin                                       61,815           6,507
   Northrop Grumman                                      83,735           6,585
   Pitney Bowes                                         113,847           4,331
   Raytheon                                              55,740           3,383
   Republic Services                                     49,899           1,564
   Ritchie Bros. Auctioneers (Canada)                    29,700           2,456
   Robert Half International                             68,600           1,855
   Steelcase, Cl A                                        2,776              44
   Stericycle*                                           25,145           1,494
   Union Pacific                                         20,400           2,563
   United Parcel Service, Cl B                           57,636           4,076
   Waste Management                                      42,448           1,387
   Woodward Governor                                     32,900           2,236
                                                                  -------------
                                                                         63,562
                                                                  -------------
INFORMATION TECHNOLOGY -- 7.0%
   Acxiom                                                39,800             467
   Adtran                                                20,900             447
   Affiliated Computer Services, Cl A*                   30,700           1,385
   Amdocs *                                              27,957             964
   Arrow Electronics*                                    19,475             765
   Computer Sciences*                                     5,364             265

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Diebold                                               62,780   $       1,819
   Factset Research Systems                              37,600           2,094
   Fair Isaac                                            28,500             916
   Fairchild Semiconductor                                6,513              94
   International*
   Flir Systems*                                         78,600           2,460
   Harris                                                20,900           1,310
   Hewitt Associates, Cl A*                              68,100           2,608
   Ingram Micro, Cl A*                                  248,264           4,479
   International Business Machines                       11,280           1,219
   Lexmark International, Cl A*                          50,800           1,771
   Mettler Toledo International*                          1,204             137
   MoneyGram International                               33,800             520
   National Instruments                                   6,424             214
   NCR*                                                  21,893             550
   Qualcomm                                              44,800           1,763
   Silicon Laboratories*                                 17,800             666
   Sybase*                                               79,100           2,064
   Synopsys*                                             22,538             584
   Tech Data*                                           168,692           6,363
   WebMD Health, Cl A*                                   34,027           1,397
   Xerox*                                                49,115             795
   Zebra Technologies, Cl A*                             62,169           2,157
                                                                  -------------
                                                                         40,273
                                                                  -------------
MATERIALS -- 4.1%
   Aptargroup                                            47,400           1,939
   Bemis                                                 34,100             934
   Eagle Materials                                       19,400             688
   Greif, Cl A                                           34,100           2,229
   Martin Marietta Materials                             12,000           1,591
   Methanex (Canada)                                     74,300           2,051
   Newmont Mining                                       132,682           6,479
   Nova Chemicals (Canada)                               63,800           2,067
   Packaging of America                                  80,300           2,264
   Silver Standard Resources (Canada)*                   25,100             917
   Sonoco Products                                       72,300           2,363
                                                                  -------------
                                                                         23,522
                                                                  -------------
TELECOMMUNICATION SERVICES -- 4.5%
   AT&T                                                  48,892           2,032
   CenturyTel                                            59,200           2,454
   Embarq                                                43,243           2,142
   Sprint Nextel                                        176,500           2,317
   Telephone & Data Systems                              95,923           6,005
   US Cellular*                                          61,842           5,201
   Verizon Communications                               127,872           5,587
                                                                  -------------
                                                                         25,738
                                                                  -------------
UTILITIES -- 9.3%
   AGL Resources                                         57,100           2,149
   Alliant Energy                                        47,200           1,921
   Ameren                                                39,600           2,147
   Atmos Energy                                          82,500           2,313
   Consolidated Edison                                   52,300           2,555
   Dominion Resources                                    20,358             966
   DPL                                                   70,900           2,102
   DTE Energy                                            51,400           2,260
   Edison International                                  47,900           2,556
   Energen                                               42,500           2,730
   Great Plains Energy                                   63,800           1,871
   Hawaiian Electric Industries                          66,619           1,517
   MDU Resources Group                                   70,700           1,952
   NiSource                                             120,600           2,278
   NSTAR                                                 53,600           1,941
   OGE Energy                                           146,424           5,314


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

U.S. Managed Volatility Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                  ($ Thousands)        ($ Thousands)
--------------------------------------------------------------------------------
   Pepco Holdings                                        44,000   $       1,291
   PG&E                                                  56,500           2,435
   Reliant Energy*                                       11,398             299
   SCANA                                                 54,500           2,297
   TECO Energy                                          144,100           2,480
   Vectren                                               54,688           1,586
   Westar Energy                                         86,200           2,236
   Wisconsin Energy                                      80,034           3,898
                                                                  -------------
                                                                         53,094
                                                                  -------------
Total Common Stock
  (Cost $519,075) ($ Thousands)                                         548,978
                                                                  -------------
CASH EQUIVALENT ** + -- 37%
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 4.970%                   21,159,037          21,159
                                                                  -------------
Total Cash Equivalent
   (Cost $21,159) ($ Thousands)                                          21,159
                                                                  -------------
U.S. TREASURY OBLIGATION (A) -- 0.2%
   U.S. Treasury Bill
     3.023%, 02/21/08                                  $  1,183           1,178
                                                                  -------------
Total U.S. Treasury Obligation
   (Cost $1,178) ($ Thousands)                                            1,178
                                                                  -------------
Total Investments -- 99.6%
   (Cost $541,412) ($ Thousands) @                                $     571,315
                                                                  =============

A summary of the open futures contracts held by the Fund at December 31, 2007, is as follows:
--------------------------------------------------------------------------------
                            NUMBER OF
                            CONTRACTS                             UNREALIZED
TYPE OF                       LONG          EXPIRATION           APPRECIATION
CONTRACT                     (SHORT)           DATE             ($ THOUSANDS)
--------------------------------------------------------------------------------
S&P 500 Index E-MINI           138           Mar-2008               $   87
                                                                  =============
Percentages are based on Net Assets of $573,664 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of December 31, 2007.

+     Investment in Affiliated Security.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

Cl -- Class

SER -- Series

@ At December 31, 2007, the tax basis cost of the Fund's investments was $541,412 (Thousands), and the unrealized appreciation and depreciation were $54,484 (Thousands) and $(24,581) (Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Global Managed Volatility Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 90.7%

AUSTRALIA -- 2.3%
   AGL Energy                                            15,063   $         175
   CFS Retail Property Trust                            137,573             281
   Coca-Cola Amatil                                      86,845             718
   DB RREEF Trust                                       102,514             179
   Incitec Pivot                                          6,435             657
   ING Industrial Fund                                  592,028           1,312
   Leighton Holdings                                     10,028             531
   McPherson's                                           12,442              34
   MFS                                                   17,170              66
   Origin Energy                                         60,248             465
   Programmed Maintenance
     Services                                             6,361              28
   Telstra                                              342,519           1,404
   Woolworths                                             3,370             100
                                                                  -------------
                                                                          5,950
                                                                  -------------
AUSTRIA -- 0.0%
   CA Immobilien Anlagen*                                 3,980              89
                                                                  -------------
BELGIUM -- 2.7%
   Befimmo Sicafi                                           561              60
   Belgacom                                              15,112             745
   Cofinimmo                                              7,571           1,426
   Colruyt                                                2,876             676
   Compagnie d'Entreprises                                  115             235
   D'ieteren                                                186              67
   Euronav                                                3,513             124
   EVS Broadcast Equipment                                  516              60
   InBev                                                  8,903             740
   Intervest Offices                                      1,579              68
   KBC Groep                                              5,742             808
   Mobistar                                              18,338           1,673
   Solvay                                                   946             132
   Tessenderlo Chemie                                     1,861              90
   Warehouses De Pauw                                       873              58
                                                                  -------------
                                                                          6,962
                                                                  -------------
BERMUDA -- 0.5%
   Arch Capital Group *                                   5,177             364
   PartnerRe                                              6,391             528
   TBS International, Cl A*                              10,680             353
                                                                  -------------
                                                                          1,245
                                                                  -------------
CANADA -- 4.0%
   Allen-Vanguard*                                       22,400             121
   Bank of Montreal                                       6,100             348
   Bank of Montreal*                                      1,800             103
   Bank of Nova Scotia*                                  12,800             652
   Bank of Nova Scotia*                                   2,100             107
   Canadian Imperial Bank of
   Commerce                                               8,100             579
   Cott*                                                  3,200              21
   Enbridge                                              30,600           1,240
   First Calgary Petroleums *                            43,800             128
   Fording Canadian Coal Trust                            4,600             179
   George Weston                                         13,400             735
   Jean Coutu Group, Cl A                                11,000             124
   Loblaw                                                 2,500              86
   Manitoba Telecom Services                              4,400             205
   Manitoba Telecom Services                              3,300             154
   Methanex                                              10,300             288
   Nova Chemicals                                        22,800             745

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Onex                                                   5,600   $         199
   PrimeWest Energy Trust                                22,700             619
   Provident Energy Trust                                18,700             189
   Quebecor World*                                       27,200              49
   Ritchie Bros Auctioneers                                 800              67
   Rogers Communications, Cl B                           10,000             456
   Rothmans                                               2,900              74
   Royal Bank of Canada                                  13,900             715
   Saputo                                                15,200             459
   Shoppers Drug Mart                                     3,800             205
   TELUS                                                  8,400             409
   Timminco *                                            24,800             552
   TransAlta                                             14,200             480
                                                                  -------------
                                                                         10,288
                                                                  -------------
DENMARK -- 1.2%
   Carlsberg, Cl B                                        6,275             755
   D/S Norden                                             6,055             672
   Danske Bank                                           10,000             391
   H Lundbeck                                             8,700             234
   Jyske Bank*                                            7,175             563
   Sydbank                                                7,700             330
   Topdanmark*                                              675              97
                                                                  -------------
                                                                          3,042
                                                                  -------------
FINLAND -- 0.7%
   Componenta                                             7,368              90
   Fortum                                                12,983             583
   Kesko, Cl B                                            6,961             381
   Kone, Cl B                                             1,135              79
   Orion, Cl B                                           10,732             251
   Ramirent                                               3,884              64
   Rautaruukki                                            1,395              60
   Sanoma-WSOY                                            5,255             150
                                                                  -------------
                                                                          1,658
                                                                  -------------
FRANCE -- 2.5%
   Camaieu                                                   56              22
   Cie Generale d'Optique Essilor
     International                                       42,380           2,703
   CNP Assurances                                         1,911             249
   Faiveley                                                 404              25
   Fonciere Des Regions                                     394              50
   France Telecom                                        18,437             661
   Recylex*                                               3,676              83
   Sanofi-Aventis                                         8,956             820
   SEB                                                      213              39
   Total                                                 19,842           1,643
                                                                  -------------
                                                                          6,295
                                                                  -------------
GERMANY -- 0.6%
   Adidas                                                   440              33
   Beiersdorf                                            10,998             852
   Celesio                                                1,637             101
   Deutsche Euroshop                                      1,124              38
   E.ON                                                     221              47
   EnBW Energie
      Baden-Wuerttemberg                                    876              77
   KWS Saat                                                 317              65
   Premiere*                                                409               8
   Salzgitter                                             1,861             278
   Vossloh                                                  635              75
                                                                  -------------
                                                                          1,574
                                                                  -------------


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Global Managed Volatility Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
GREECE -- 0.1%
   Excel Maritime Carriers                                3,569   $         144
                                                                  -------------
HONG KONG -- 3.0%
   China Grand Forestry Resources
   Group *                                              852,000             178
   CLP Holdings                                         116,500             792
   Esprit Holdings                                       46,400             683
   Guoco Group                                           16,000             213
   Hang Seng Bank                                       112,700           2,307
   Hong Kong & China Gas                                568,000           1,730
   HongKong Electric Holdings                           143,000             819
   Jardine Matheson Holdings                             26,400             729
   Techtronic Industries                                 36,500              36
   VTech Holdings                                        12,000              85
   Yue Yuen Industrial Holdings                          16,000              57
                                                                  -------------
                                                                          7,629
                                                                  -------------
IRELAND -- 0.0%
   Paddy Power                                            2,515              82
                                                                  -------------
ITALY -- 1.0%
   Banca Popolare dell'Emilia
   Romagna                                               24,503             572
   CSP International Fashion Group                       10,228              27
   Enel*                                                 99,132           1,179
   ENI                                                    9,855             359
   Telecom Italia                                        78,650             244
   Unipol Gruppo Finanziario                             72,490             249
                                                                  -------------
                                                                          2,630
                                                                  -------------
JAPAN -- 23.8%
   77 Bank                                              120,000             747
   Acom                                                  33,470             676
   Ajinomoto                                             66,000             747
   Ajis                                                   1,300              36
   Alpine Electronics                                    11,400             191
   Asahi Breweries                                       23,700             400
   Astellas Pharma                                       17,000             737
   Benesse                                               14,300             605
   Bosch                                                  5,000              24
   Canon                                                 12,000             549
   Canon                                                  1,600              73
   Casio Computer                                        38,300             445
   Central Glass                                         25,000              94
   Central Japan Railway                                    136           1,156
   Chiba Bank                                             7,000              56
   Chubu Electric Power                                  38,300             996
   Chugai Pharmaceutical                                 57,400             821
   Chugoku Electric Power                                 7,100             138
   Combi                                                  9,500              59
   Daifuku                                                9,000             127
   Daiichi Sankyo                                        26,600             818
   Daito Trust Construction                              27,500           1,509
   Dena                                                      83             395
   Diamond Lease                                          5,620             186
   East Japan Railway                                       100             823
   FamilyMart                                             5,600             175
   Fancl                                                  2,000              24
   FUJI SOFT                                             33,100             522
   FUJIFILM Holdings                                     17,400             728
   Fukuda                                                 6,000              20
   Geo                                                       40              72
   Glory                                                 10,000             230

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Gunma Bank                                            36,000   $         237
   Haruyama Trading                                       2,000              13
   Hino Motors                                          291,000           1,881
   Hokkaido Electric Power                                4,100              88
   Hokuriku Electric Power                                9,200             191
   Honda Motor                                            6,900             228
   IBJ Leasing                                            1,000              16
   Iyo Bank                                              11,000             107
   Japan Prime Realty Investment+                            11              44
   Japan Tobacco                                            137             810
   JFE Holdings                                           3,700             186
   Kamigumi                                              29,000             209
   Kanamoto                                               5,000              29
   Kansai Electric Power                                 62,400           1,454
   Kao                                                   22,000             661
   Katokichi                                            102,800             640
   Kawasaki Kisen Kaisha                                 57,000             553
   Kinden                                                13,000             102
   Kirin Holdings                                        29,000             425
   Kobayashi Pharmaceutical                                 600              22
   Kokuyo                                                24,500             221
   Konica Minolta Holdings                               36,500             640
   Kose                                                   2,100              56
   Kyushu Electric Power                                 20,700             508
   Lawson                                                 5,400             191
   Mabuchi Motor                                         32,200           1,933
   Makita                                                10,200             426
   Mcdonald's Holdings Japan                              2,100              35
   Meiji Dairies                                        157,000             800
   Meitec                                                 4,300             129
   Mitani                                                 3,400              32
   Mitsubishi Tanabe Pharma                              12,000             112
   Mitsui Chemicals                                      75,000             487
   Mitsui OSK Lines                                      51,000             645
   Morinaga Milk Industry                                12,000              35
   NAC                                                    1,300              10
   Namco Bandai Holdings                                 14,600             227
   NEC Electronics*                                       2,100              50
   Net One Systems                                          176             199
   NGK Spark Plug                                         8,000             139
   Nichirei                                             329,000           1,355
   Nihon Jumbo                                            2,100              14
   Nintendo                                               1,700             998
   Nippon Meat Packers                                   91,000             918
   Nippon Oil                                            91,000             736
   Nippon Telegraph & Telephone                             168             835
   Nippon Yusen                                          62,000             488
   Nishimatsu Construction                               30,000              83
   Nisshin Seifun Group                                  15,500             156
   Noevir *                                               2,500              23
   NOK                                                   10,100             213
   NTT DoCoMo                                               729           1,200
   Odakyu Electric Railway                              185,000           1,177
   Okumura                                              248,000           1,204
   Olympus                                               18,000             734
   Omron                                                 11,500             271
   Ono Pharmaceutical                                     3,400             159
   Osaka Gas                                            166,000             653
   OSG                                                    5,500              60
   Proto                                                  1,000              29
   Ricoh                                                  6,000             110
   Round One                                                313             620
   San-In Godo Bank                                       2,000              16
   Sapporo Hokuyo Holdings                                   60             533
   Sega Sammy Holdings                                   22,500             279
   Seiko Epson                                           35,100             748


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Global Managed Volatility Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Shikoku Electric Power                                24,300   $         650
   Shimachu                                              17,900             504
   Shimano                                                7,800             280
   Shinko Electric Industries                             7,800             157
   Shizuoka Bank                                         62,000             680
   Showa Shell Sekiyu                                    17,000             188
   Suzuken                                               62,100           2,210
   Taisho Pharmaceutical                                 11,000             212
   Takeda Pharmaceutical                                 11,200             654
   Takefuji                                              33,530             805
   Terumo                                                12,300             641
   Toda                                                 271,000           1,299
   Toho Gas                                              30,000             150
   Toho                                                   6,800             152
   Tohoku Electric Power                                 29,200             657
   Tohto Suisan                                           9,000              16
   Tokyo Electric Power                                  31,700             821
   Tokyo Gas                                            137,000             640
   Tokyo Style                                           48,000             483
   TonenGeneral Sekiyu                                   91,000             895
   Toyo Kohan                                             3,000              14
   Toyo Suisan Kaisha                                    83,000           1,493
   Toyota Boshoku                                         6,000             193
   Toyota Motor                                           3,600             192
   Unicharm                                               9,300             587
   Uniden                                                34,000             196
   USS                                                    1,400              87
   Wacoal Holdings                                       84,000           1,095
   West Japan Railway                                        23             114
   Yamaguchi Financial Group                             10,000             115
   Yamaha                                                76,100           1,736
   Yaoko                                                  1,200              33
                                                                  -------------
                                                                         60,511
                                                                  -------------
JERSEY -- 0.2%
   Meinl European Land*                                  43,463             598
                                                                  -------------
NETHERLANDS -- 2.1%
   Boskalis Westminster                                   1,360              82
   Corio                                                  1,793             145
   Heineken                                              11,894             768
   Hunter Douglas                                         2,049             152
   Royal Dutch Shell, Cl A                               18,605             784
   Royal KPN                                             45,489             829
   Smit Internationale                                    1,709             176
   TomTom*                                                8,522             644
   Unilever                                              44,805           1,646
   Vastned Offices                                        1,243              41
                                                                  -------------
                                                                          5,267
                                                                  -------------
NEW ZEALAND -- 0.2%
   Air New Zealand                                       11,012              16
   Fisher & Paykel Healthcare, Cl C                      31,520              85
   Fletcher Building                                     39,685             350
                                                                  -------------
                                                                            451
                                                                  -------------
PORTUGAL -- 0.4%
   Banco BPI                                              3,192              25
   Banco Espirito Santo                                  33,936             743
   Cimpor Cimentos de Portugal*                          41,247             360
                                                                  -------------
                                                                          1,128
                                                                  -------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
SINGAPORE -- 0.5%
   Cosco Singapore                                       43,000  $          170
   Hotel Grand Central                                   73,000              54
   Jardine Cycle & Carriage                              25,000             373
   SembCorp Marine                                       21,000              58
   Singapore Telecommunications                         266,500             733
                                                                  -------------
                                                                          1,388
                                                                  -------------
SPAIN -- 0.6%
   Abertis Infraestructuras                              21,287             680
   Ebro Puleva                                            7,908             144
   Gestevision Telecinco                                 25,818             656
   Zeltia                                                16,928             149
                                                                  -------------
                                                                          1,629
                                                                  -------------
SWEDEN -- 0.9%
   Aangpanneforeningen, Cl B                              1,200              31
   Swedish Match                                         93,600           2,229
                                                                  -------------
                                                                          2,260
                                                                  -------------
SWITZERLAND -- 2.1%
   Affichage Holding Genf                                   153              34
   Alcon                                                  5,467             782
   Basler Kantonalbank                                      272              28
   Bell Holding                                              13              22
   Forbo Holding*                                            58              36
   Galenica*                                                833             361
   Kuehne & Nagel International                           3,437             330
   MCH Messe Schweiz Holding                                 53              36
   Nestle                                                 1,806             829
   Novartis                                                 650              35
   PSP Swiss Property                                     2,522             127
   St Galler Kantonalbank*                                   83              37
   Straumann Holding*                                       369             101
   Swatch Group, Cl B                                     2,453             737
   Swisscom                                               4,928           1,924
                                                                  -------------
                                                                          5,419
                                                                  -------------
UNITED KINGDOM -- 3.6%
   Amec                                                  16,377             274
   Antofagasta                                            6,225              88
   Beazley Group                                         28,848              92
   BP                                                    92,737           1,133
   Diageo                                                32,246             692
   GlaxoSmithKline                                       67,644           1,718
   HMV Group                                            435,432           1,035
   Imperial Tobacco Group                                16,533             894
   Marks & Spencer Group                                 22,022             244
   National Grid                                         26,182             434
   Next                                                  14,955             482
   Reckitt Benckiser Group                                8,362             486
   Scottish & Southern Energy                            12,805             418
   Stagecoach Group                                     135,005             759
   Stolt-Nielsen                                          2,800              85
   Tate & Lyle                                           23,061             205
                                                                  -------------
                                                                          9,039
                                                                  -------------
UNITED STATES -- 37.7%
   Aetna                                                 14,400             831
   Aflac                                                 13,100             820
   Alberto-Culver                                        30,300             744


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Global Managed Volatility Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Alleghany*                                               200   $          80
   Alliant Techsystems*                                   5,200             592
   Altria Group                                          20,300           1,534
   AMERIGROUP*                                           11,000             401
   AmerisourceBergen                                      9,100             408
   Amgen*                                                 2,600             121
   Apollo Group, Cl A*                                   33,000           2,315
   Archer-Daniels-Midland                                 8,000             371
   Atlantic Tele-Network                                  8,800             297
   Avon Products                                         21,200             838
   Ball                                                   6,500             293
   Bank of America                                       35,900           1,481
   Beckman Coulter                                        6,100             444
   Brown & Brown                                         14,200             334
   Brown-Forman, Cl B                                       100               7
   Campbell Soup                                          2,000              71
   Carriage Services*                                     3,600              32
   CBS, Cl B                                             41,900           1,142
   Chevron                                                1,800             168
   Church & Dwight                                        2,300             124
   Coca-Cola                                              6,400             393
   Colgate-Palmolive                                     11,000             858
   Colonial BancGroup                                    20,400             276
   Comcast, Cl A*                                        20,700             378
   Community Health Systems*                             44,700           1,648
   ConocoPhillips                                         8,800             777
   Consolidated Edison                                   42,800           2,091
   Corn Products International                            8,500             312
   Corporate Executive Board                              5,700             343
   Covance*                                               6,800             589
   Coventry Health Care*                                 13,300             788
   Darden Restaurants                                     3,400              94
   Darling International*                                 6,200              72
   Deluxe                                                 2,600              86
   Dentsply International                                55,400           2,494
   Dynamex*                                               1,300              35
   EchoStar Communications, Cl A*                        16,700             630
   Enbridge Energy Partners L.P.                          1,100              56
   Energy East                                           76,700           2,087
   Entergy                                                5,700             681
   EPIQ Systems*                                         21,100             367
   Exelon                                                10,400             849
   Expeditors International Washington                    5,600             250
   Express Scripts*                                      13,400             978
   Exxon Mobil                                            8,500             796
   Fifth Third Bancorp                                   10,500             264
   First Niagara Financial Group                         10,600             128
   FirstEnergy                                            4,800             347
   FNB                                                    2,500              58
   FTD Group                                             14,900             192
   Genentech*                                             7,800             523
   General Mills                                         54,800           3,124
   General Motors                                         6,600             164
   Getty Images*                                         21,500             624
   H&R Block                                              1,300              24
   Hanesbrands*                                          11,900             323
   Harleysville Group                                       400              14
   Harris                                                 9,100             570
   Health Management Associates,
     Cl A                                                87,000             520
   Hershey                                               52,500           2,069
   Hewitt Associates, Cl A*                              21,800             835
   Hilb Rogal & Hobbs                                     4,600             187
   Hillenbrand Industries                                 2,400             134
   HJ Heinz                                               4,800             224
   Holly                                                  2,400             122
   Hormel Foods                                           1,300              53

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Hospira*                                              25,400   $       1,083
   International Shipholding*                            13,200             288
   Interstate Hotels & Resorts*                           8,100              32
   Intervest Bancshares                                   6,100             105
   Johnson & Johnson                                     55,900           3,729
   Kellogg                                               26,100           1,368
   Kimberly-Clark                                        10,400             721
   Kraft Foods, Cl A                                     16,200             529
   Laboratory Corp of America
     Holdings*                                           10,400             786
   Liberty Global, Cl A*                                  4,800             188
   Lockheed Martin                                        9,000             947
   M&F Worldwide*                                         1,000              54
   M&T Bank                                               4,100             334
   Magellan Health Services*                             11,600             541
   Markel*                                                  700             344
   McClatchy, Cl A                                       88,500           1,108
   McKesson                                                 500              33
   Medco Health Solutions*                                8,400             852
   Medtronic                                             33,900           1,704
   National Oilwell Varco*                                4,900             360
   NCI, Cl A*                                             1,600              27
   Nike, Cl B                                            13,500             867
   NiSource                                              82,400           1,557
   Northrop Grumman                                      10,000             786
   Occidental Petroleum                                   7,900             608
   Omnicom Group                                            500              24
   PAM Transportation Services*                           6,200              96
   Patterson*                                            54,200           1,840
   Paychex                                                4,900             178
   Penford                                                1,900              49
   PepsiCo                                               47,000           3,567
   PPL                                                   28,400           1,479
   Premier Exhibitions*                                   7,900              86
   Principal Financial Group                             15,500           1,067
   Procter & Gamble                                      11,400             837
   Progressive                                           59,900           1,148
   Public Service Enterprise Group                        8,700             855
   Quest Diagnostics                                     38,300           2,026
   Rollins                                                5,050              97
   Safeco                                                44,600           2,483
   Schering-Plough                                       23,500             626
   Southern                                              60,300           2,337
   Southwest Airlines                                   118,100           1,441
   Stericycle*                                            5,600             333
   STERIS                                                17,800             513
   Suburban Propane Partners L.P.                        17,100             694
   SunTrust Banks                                         4,400             275
   Team*                                                  4,400             161
   TEPPCO Partners L.P.                                   6,900             264
   Tyson Foods, Cl A                                     27,700             425
   United Parcel Service, Cl B                           19,800           1,400
   UnitedHealth Group                                    16,000             931
   Valero Energy                                         10,900             763
   Vineyard National Bancorp                             10,845             110
   Wal-Mart Stores                                       78,000           3,707
   Walgreen                                              36,000           1,371
   Washington Post, Cl B                                    800             633
   Wellpoint*                                            25,200           2,211
   Wells Fargo                                           29,700             897
   Westwood Holdings Group                                1,000              38
   Wisconsin Energy                                       3,700             180
                                                                  --------------
                                                                         95,968
                                                                  --------------
Total Common Stock
   (Cost $225,333) ($ Thousands)                                        231,246
                                                                  --------------


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Global Managed Volatility Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENT**++ -- 6.6%

UNITED STATES -- 6.6%
   SEI Daily Income Trust, Prime
   Obligation Fund, Cl A, 4.970%                     16,813,353   $      16,813
                                                                  --------------
Total Cash Equivalent
   (Cost $16,813) ($ Thousands)                                          16,813
                                                                  --------------
U.S. TREASURY OBLIGATION (A) -- 0.3%
   U.S. Treasury Bill
     2.886%, 02/21/08                                    $  695             692
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $692) ($ Thousands)                                                692
                                                                  --------------
Total Investments -- 97.6%
   (Cost $242,838) ($ Thousands) @                                $     248,751
                                                                  ==============

A summary of the open futures contracts held by the Fund at December 31, 2007, is as follows:
--------------------------------------------------------------------------------

                                        NUMBER OF                  UNREALIZED
                                        CONTRACTS                 APPRECIATION
TYPE OF                                   LONG      EXPIRATION   (DEPRECIATION)
CONTRACT                                 (SHORT)       DATE      ($ THOUSANDS)
--------------------------------------------------------------------------------
DJ Euro Stoxx 50 Index                     35        Mar-2008            $   14
FTSE 100 Index                             10        Mar-2008                11
Hang Seng Index                             2        Jan-2008                --
S&P 500 Composite Index                    27        Mar-2008               (15)
SPI 200 Index                               7        Mar-2008                 8
Topix Index                                13        Mar-2008               (48)
                                                                 ---------------
                                                                        $   (30)
                                                                 ===============

A summary of the outstanding forward foreign currency contracts held by the Fund at December 31, 2007, is as follows:
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                          CURRENCY TO         CURRENCY TO          APPRECIATION
MATURITY                    DELIVER             RECEIVE          (DEPRECIATION)
DATE                     ($ THOUSANDS)       ($ THOUSANDS)        ($ THOUSANDS)
--------------------------------------------------------------------------------
1/30/08                 AUD        14,497   USD       12,638          $     (67)
1/30/08                 CAD         9,562   USD        9,725                30
1/30/08                 EUR        30,286   USD       43,945              (355)
1/30/08                 GBP         5,490   USD       10,881               (38)
1/30/08                 JPY     6,669,532   USD       58,666            (1,237)
1/30/08                 USD           361   AUD          412                --
1/30/08                 USD           297   CAD          290                (3)
1/30/08                 USD         1,576   EUR        1,071                (9)
1/30/08                 USD           304   GBP          152                (1)
1/30/08                 USD         2,092   JPY      235,966                28
                                                                --------------
                                                                      $ (1,652)
                                                                ==============

--------------------------------------------------------------------------------

Percentages are based on Net Assets of $254,841 ($ Thousands).

* Non-Income Producing Security.

** Rate shown is the 7-day effective yield as of December 31, 2007.

+ Real Estate Investment Trust.

++ Investment in Affiliated Security.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

AUD -- Australian Dollar
CAD -- Canadian Dollar
Cl -- Class
EUR -- Euro
GBP -- British Pound Sterling
JPY -- Japanese Yen
L.P. -- Limited Liability Company
USD -- United States Dollar

Amounts designated as "--" are $0 or have been rounded to $0.

@ At December 31, 2007, the tax basis cost of the Fund's investments was $242,838 (Thousands), and the unrealized appreciation and depreciation were $18,373 (Thousands) and $(12,460) (Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Real Estate Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                              Shares    ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK +++ -- 95.4%

CONSUMER DISCRETIONARY -- 4.4%
   Marriott International, Cl A                         129,000   $       4,409
   Starwood Hotels
     & Resorts Worldwide (A)                            128,000           5,636
                                                                  --------------
                                                                         10,045
                                                                  --------------
FINANCIALS -- 89.7%
   Acadia Realty Trust+                                  43,300           1,109
   AMB Property+ (A)                                    115,600           6,654
   AvalonBay Communities+ (A)                            75,165           7,076
   Boston Properties+ (A)                               142,483          13,081
   Brandywine Realty Trust+ (A)                         117,000           2,098
   British Land (United Kingdom)+                       102,199           1,923
   Camden Property Trust+ (A)                            62,400           3,005
   CBL & Associates Properties+                          21,800             521
   Corporate Office Properties Trust+                   114,700           3,613
   Dawnay Day Sirius
     (United Kingdom)*                                  490,201             538
   Dawnay Day Treveria
     (United Kingdom)*                                  473,984             560
   Douglas Emmett+ (A)                                  179,625           4,061
   Duke Realty+                                          64,900           1,693
   Equity Residential+ (A)                              465,800          16,988
   Essex Property Trust+                                 35,300           3,441
   Extra Space Storage+ (A)                             211,400           3,021
   Federal Realty Investment Trust+ (A)                  33,900           2,785
   Forest City Enterprises, Cl A                         74,300           3,302
   General Growth Properties+ (A)                       202,810           8,352
   Hammerson (United Kingdom)+                          109,133           2,227
   HCP+ (A)                                             102,200           3,555
   Host Hotels & Resorts+ (A)                           587,094          10,004
   Kimco Realty+ (A)                                    285,200          10,381
   Land Securities Group
     (United Kingdom)+                                   65,242           1,956
   LaSalle Hotel Properties+                             16,100             514
   Liberty Property Trust+                               69,400           1,999
   Macerich+ (A)                                         64,600           4,590
   Mack-Cali Realty+                                    149,000           5,066
   Maguire Properties+ (A)                               70,100           2,066
   Post Properties+                                      78,200           2,746
   Prologis+ (A)                                        149,200           9,456
   PS Business Parks+                                    39,605           2,081
   Public Storage+                                       69,654           5,113
   Saul Centers+ (A)                                     24,600           1,314
   Simon Property Group+ (A)                            221,750          19,261
   SL Green Realty+ (A)                                  51,600           4,823
   Strategic Hotels & Resorts+ (A)                      189,600           3,172
   Sunstone Hotel Investors+ (A)                         50,200             918
   Taubman Centers+ (A)                                  72,050           3,544
   Thomas Properties Group                               71,458             770
   Unibail (France)+                                     15,474           3,392
   Ventas+ (A)                                          132,600           6,000
   Verde Realty PIPE (D) (E)*                            21,400             706
   Vornado Realty Trust+                                 99,500           8,751
   Weingarten Realty Investors+ (A)                     135,300           4,254
                                                                  --------------
                                                                        202,480
                                                                  --------------

--------------------------------------------------------------------------------
                                             Shares/Face Amount   Market Value
Description                                  ($ Thousands)        ($ Thousands)
--------------------------------------------------------------------------------
HEALTH CARE -- 1.3%
   Brookdale Senior Living (A)                           64,300   $       1,826
   Sunrise Senior Living (A)*                            35,100           1,077
                                                                  --------------
                                                                          2,903
                                                                  --------------
Total Common Stock
  (Cost $220,270) ($ Thousands)                                         215,428
                                                                  --------------
CORPORATE OBLIGATION (B)(C) -- 0.9%

FINANCIALS -- 0.9%
   SLM MTN, Ser S
     5.038%, 01/15/08                                  $  1,896           1,896
                                                                  --------------
Total Corporate Obligation
  (Cost $1,896) ($ Thousands)                                             1,896
                                                                  --------------
CASH EQUIVALENTS ** ++ -- 48.5%
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 4.970%                    8,630,794           8,631
   SEI Liquidity Fund L.P., 4.980% (B)              100,963,130         100,963
                                                                  --------------
Total Cash Equivalents
  (Cost $109,594) ($ Thousands)                                         109,594
                                                                  --------------
Total Investments -- 144.8%
  (Cost $331,760) ($ Thousands) @                                 $     326,918
                                                                  ==============


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Real Estate Fund
December 31, 2007 (Unaudited)

A summary of restricted securities held by the Fund at December 31, 2007, is as follows:

----------------------------------------------------------------------------------------------
                                                RIGHT
                        NUMBER                    TO                                    % OF
                          OF     ACQUISITION   ACQUIRE       COST       MARKET VALUE     NET
                        SHARES      DATE         DATE    ($THOUSANDS)   ($THOUSANDS)   ASSETS
----------------------------------------------------------------------------------------------
Verde Realty PIPE       21,400     2/16/07     2/16/07   $        706   $        706    0.31%
                                                         =====================================

--------------------------------------------------------------------------------

Percentages are based on Net Assets of $225,796 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of December 31, 2007.

+++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

+     Real Estate Investment Trust.

++    Investment in Affiliated Security.

(A) This security or a partial position of this security is on loan at December 31, 2007. The total value of securities on loan at December 31, 2007 was $100,436 ($ Thousands).

(B) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2007 was $102,859 ($ Thousands).

(C) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2007.

(D) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities at December 31, 2007 was $706 ($ Thousands) and represented 0.31% of Net Assets.

(E) Securities considered illiquid and restricted. The total value of such securities at December 31, 2007 was $706 ($ Thousands) and represented 0.31% of Net Assets.

Cl -- Class
MTN -- Medium Term Note
L.P. -- Limited Partnership
PIPE -- Private Investment in Public Entity
Ser -- Series

@ At December 31, 2007, the tax basis cost of the Fund's investments was $331,760 (Thousands), and the unrealized appreciation and depreciation were $12,905 (Thousands) and $(17,747) (Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Enhanced Income Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                   Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MORTGAGE - BACKED SECURITIES -- 22.0%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 5.4%
   FHLMC
     6.000%, 09/01/26                             $       1,283   $       1,305
   FHLMC CMO STRIPS, Ser 245, Cl IO, IO
     5.000%, 05/15/37                                     1,695             443
   FHLMC CMO, Ser 3153, Cl FX (C)
     5.378%, 01/15/08                                     2,476           2,456
   FNMA
     6.500%, 09/01/26                                       716             737
     6.000%, 11/01/14                                        93              95
     6.000%, 12/01/20                                        72              73
     6.000%, 01/01/21                                       163             167
     6.000%, 01/01/21                                        62              63
     6.000%, 01/01/21                                        72              74
     6.000%, 02/01/21                                        70              72
     6.000%, 03/01/21                                        97             100
     6.000%, 03/01/21                                        86              88
     6.000%, 03/01/21                                        89              91
     6.000%, 03/01/21                                        66              67
     6.000%, 04/01/21                                        67              68
     6.000%, 04/01/21                                       104             106
     6.000%, 05/01/21                                       789             808
     6.000%, 05/01/21                                        84              86
     6.000%, 06/01/21                                       112             114
     6.000%, 06/01/21                                        77              78
     6.000%, 06/01/21                                       210             215
     6.000%, 06/01/21                                        69              71
     6.000%, 07/01/21                                        79              81
     6.000%, 07/01/21                                       157             161
     6.000%, 08/01/21                                       110             113
     6.000%, 08/01/21                                       141             144
     6.000%, 09/01/21                                        87              89
     6.000%, 10/01/21                                     3,128           3,202
     6.000%, 10/01/21                                     3,068           3,140
     6.000%, 11/01/26                                     2,148           2,188
     6.000%, 01/01/27                                     2,776           2,827
   FNMA CMO, Ser 2003-8, Cl BN
     4.500%, 03/25/16                                     1,363           1,360
   FNMA TBA
     6.000%, 10/01/26                                     7,658           7,799
                                                                  --------------
                                                                         28,481
                                                                  --------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 16.6%
   Adjustable Rate Mortgage Trust,
     Ser 2005-12, Cl 2A1 (C)
     5.688%, 01/01/08                                        --              --
   American Tower Trust, Ser 2007-
     1A, Cl D
     5.957%, 04/15/37                                     1,250           1,239
   Arkle Master Issuer PLC, Ser 2006-
     1A, Cl 3M (C)
     5.090%, 02/20/08                                     1,000             979
   Banc of America Funding, Ser 2005-
     F, Cl 4A1 (C)
     5.351%, 01/01/08                                     2,508           2,478
   Banc of America Mortgage
     Securities, Ser 2005-I, Cl 2A1 (C)
     4.870%, 01/01/08                                       738             734
   Banc of America Mortgage
     Securities, Ser 2004-J, Cl 2A1 (C)
     4.760%, 01/01/08                                       375             374

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Banc of America Mortgage
     Securities, Ser 2005-C, Cl 2A2 (C)
     4.700%, 01/01/08                             $       1,075   $       1,071
   Bayview Commercial Asset Trust,
     Ser 2006-4A, Cl A2 (C)
     5.400%, 12/25/36                                       572             539
   Bear Stearns Adjustable Rate
     Mortgage Trust, Ser 2005-12,
     Cl 11A1 (C)
     5.438%, 01/01/08                                       834             833
   Bear Stearns Adjustable Rate
     Mortgage Trust, Ser 2005-6,
     Cl 3A1 (C)
     5.282%, 01/01/08                                     1,968           1,972
   Citigroup Commercial Mortgage
     Trust, Ser 2006-FL2, Cl D (C)
     4.860%, 01/14/08                                       400             393
   Citigroup Commercial Mortgage
     Trust, Ser 2007-FL3A, Cl J (C)
     5.602%, 01/30/08                                       775             697
   Citigroup Mortgage Loan Trust,
     Ser 2004-HYB3, Cl 1A (C)
     5.760%, 01/01/08                                       272             273
   Citigroup Mortgage Loan Trust,
     Ser 2006-AR1, Cl 1A1 (C)
     4.900%, 10/25/35                                       777             772
   Commercial Mortgage
     Pass-Through Certificate,
     Ser 2006-FL12, Cl A2 (C)
     5.850%, 12/15/20                                     1,031             995
   Countrywide Home Loans,
     Ser 2005-22, Cl 2A1 (C)
     5.303%, 11/25/35                                       818             818
   Countrywide Home Loans,
     Ser 2005-HY10, Cl 3A1A (C)
     5.378%, 01/01/08                                       539             532
   Crown Castle Towers LLC,
     Ser 2006-1A, Cl E
     6.065%, 11/15/36                                     1,775           1,790
   Crusade Global Trust, Ser 2004-2,
     Cl A1 (C)
     5.490%, 11/19/37                                       225             225
   Crusade Global Trust, Ser 2007-1,
     Cl A1 (C)
     5.259%, 04/19/38                                     1,371           1,349
   Diversified REIT Trust,
     Ser 1999-1A, Cl A2
     6.780%, 03/18/11                                       884             891
   First Horizon Alternative Mortgage
     Trust, Ser 2005-AA3, Cl 3A1 (C)
     5.351%, 01/01/08                                     1,483           1,468
   First Horizon Mortgage
     Pass-Through Certificate,
     Ser 2005-AR4, Cl 2A1 (C)
     5.328%, 10/25/35                                     1,217           1,219
   GE Commercial Loan Trust,
     Ser 2006-3, Cl C (B) (C)
     5.750%, 01/19/08                                       442             403
   GMAC Commercial Mortgage
     Securities, Ser 1998-C2, Cl A2
     6.420%, 05/15/35                                       969             971
   GMAC Commercial Mortgage
     Securities, Ser 1999-CTL1, Cl A (B)
     7.151%, 12/15/16                                       146             146


--------------------------------------------------------------------------------
         SEI Institutional Managed Trust / Quarterly Report / December 31,  2007

Schedule of Investments

Enhanced Income Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   GMAC Mortgage Loan Trust,
     Ser 2005-AR6, Cl 2A1 (C)
     5.199%, 01/01/08                             $          --   $          --
   GS Mortgage Securities,
     Ser 2003-C1, Cl A2A
     3.590%, 01/10/40                                        56              56
   GS Mortgage Securities,
     Ser 2007-EOP, Cl K (C)
     5.728%, 01/06/08                                       380             345
   GSR Mortgage Loan Trust,
     Ser 2005-AR2, Cl 1A2 (C)
     4.660%, 01/01/08                                       579             572
   GSR Mortgage Loan Trust,
     Ser 2006-AR1, Cl 2A2 (C)
     5.179%, 01/25/36                                        --              --
   GSR Mortgage Loan Trust,
     Ser 2006-AR1, Cl 3A1 (C)
     5.413%, 01/25/36                                       729             720
   GSR Mortgage Loan Trust,
     Ser 2006-AR2, Cl 3A1 (C)
     5.754%, 04/25/36                                     1,047           1,053
   GSR Mortgage Loan Trust,
     Ser 2007-AR2, Cl 1A1 (C)
     5.790%, 05/25/37                                     2,216           2,205
   Gracechurch Mortgage Financing
     PLC, Ser 2007-1A, Cl 2D1 (C)
     5.750%, 11/20/56                                     1,195           1,067
   Granite Master Issuer PLC,
     Ser 2006-3, Cl M1 (C)
     5.360%, 01/22/08                                       570             513
   Granite Master Issuer PLC,
     Ser 2007-1, Cl 1C1 (C)
     5.890%, 01/24/08                                       410             388
   Granite Master Issuer PLC,
     Ser 2007-2, Cl 2C1 (C)
     5.350%, 12/17/54                                       525             487
   Greenwich Capital Commercial
     Funding, Ser 2006-FL4A, Cl C
     4.920%, 11/05/21                                       810             778
   Harborview Mortgage Loan Trust,
     Ser 2005-14, Cl 3A 1A (C)
     5.301%, 12/19/35                                     1,760           1,763
   Holmes Master Issuer PLC,
     Ser 2007-1, Cl 1C1 (C)
     5.523%, 01/16/08                                       475             467
   Holmes Master Issuer PLC,
     Ser 2007-2A, Cl 1C (C)
     5.473%, 01/16/08                                       900             879
   IMPAC CMB Trust, Ser 2005-1,
     Cl 1A1 (C)
     5.043%, 01/25/08                                       469             435
   IMPAC CMB Trust, Ser 2005-4,
     Cl 1M1 (C)
     5.750%, 01/25/08                                       744             664
   Interstar Millennium Trust,
     Ser 2002-1G, Cl A2 (C)
     5.420%, 07/07/34                                       148             142
   JPMorgan Chase Commercial
     Mortgage Trust, Ser 2006-FL2A,
     Cl J (C)
     5.740%, 11/15/18                                     1,971           1,787
   JPMorgan Mortgage Trust,
     Ser 2006-A6, Cl 4A1 (C)
     5.251%, 10/25/36                                     1,171           1,172

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   JPMorgan Mortgage Trust, Ser
     2007-A3, Cl 1A1 (C)
     5.480%, 01/01/08                             $       2,169   $       2,165
   Leek Finance PLC, Ser 18A, Cl A2B (C)
     5.368%, 03/21/08                                       500             496
   MLCC Mortgage Investors,
     Ser 2006-1, Cl 2A1 (C)
     5.380%, 01/01/08                                     1,324           1,335
   Master Adjustable Rate Mortgage,
     Ser 2004-12, Cl 5A1 (C)
     6.830%, 01/01/08                                       131             132
   Merrill Lynch Mortage Investors,
     Ser 2005-A2, Cl A2 (C)
     4.490%, 01/01/08                                     1,813           1,796
   Merrill Lynch Mortgage Investors,
     Ser 2005-A1, Cl 1A (C)
     6.150%, 01/01/08                                       593             595
   Merrill Lynch Mortgage Investors,
     Ser 2005-A9, Cl 2A1A (C)
     5.130%, 01/01/08                                     1,768           1,761
   Merrill Lynch Mortgage Investors,
     Ser 2005-A9, Cl 2A1E (C)
     5.134%, 12/25/35                                     2,281           2,277
   Merrill Lynch Mortgage-Backed
     Securities Trust, Ser 2007-2,
     Cl 1A1 (C)
     5.800%, 01/01/08                                     2,347           2,350
   Morgan Stanley Capital I,
     Ser 2007-XLFA, Cl C (C)
     4.812%, 10/15/20                                     1,025             924
   Morgan Stanley Dean Witter
     Capital, Ser 2000-LIFE, Cl A2 (C)
     7.570%, 11/15/36                                         2               2
   Mortgageit Trust, Ser 2005-5, Cl A1 (C)
     5.050%, 01/25/08                                     1,525           1,425
   Pendeford Master Issuer PLC,
     Ser 2007-1A, Cl 1C (C)
     5.179%, 05/12/59                                     1,235           1,230
   Permanent Master Issuer PLC,
     Ser 2006-1, Cl 2C (C)
     5.640%, 01/16/08                                       700             697
   Permanent Master Issuer PLC,
     Ser 2007-1, Cl 1C (C)
     5.413%, 07/15/42                                       670             663
   Prudential Commercial Mortgage
     Trust, Ser 2003-PWR1, Cl A1
     3.669%, 02/11/36                                       842             826
   Residential Funding Mortgage
     Securities I, Ser 2007-SA2,
     Cl 2A1 (C)
     5.678%, 04/25/37                                     2,225           2,239
   Residential Funding Mortgage
     Securities, Ser 2006-SA1, Cl 1A1 (C)
     5.676%, 02/25/36                                       652             656
   Residential Funding Mortgage
     Securities, Ser 2007-SA2, Cl 2A2 (C)
     5.680%, 01/01/08                                     1,080           1,087
   Residential Funding Mortgage
     Securities, Ser 2007-SA3, Cl 2A1 (C)
     5.780%, 01/01/08                                     2,383           2,382
   Sequoia Mortgage Trust,
     Ser 2004-10, Cl A2 (C)
     5.060%, 01/20/08                                       325             322


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Enhanced Income Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Sequoia Mortgage Trust,
     Ser 2004-11, Cl A1 (C)
     5.040%, 01/20/08                              $        245   $         240
   Sequoia Mortgage Trust,
     Ser 2005-2, Cl A1 (C)
     4.960%, 01/20/08                                       151             147
   Sequoia Mortgage Trust,
     Ser 2007-1, Cl 2A1 (C)
     5.830%, 01/20/08                                     2,227           2,245
   Washington Mutual Mortgage
     Pass-Through Certificate,
     Ser 2003-AR10, Cl A6 (C)
     4.060%, 01/01/08                                     1,500           1,491
   Washington Mutual Mortgage
     Pass-Through Certificate,
     Ser 2004-AR5, Cl A6 (C)
     3.842%, 01/01/08                                     1,200           1,191
   Washington Mutual Mortgage
     Pass-Through Certificate,
     Ser 2005-AR14, Cl 1A4 (C)
     5.056%, 12/25/35                                     2,325           2,319
   Washington Mutual Mortgage
     Pass-Through Certificate,
     Ser 2005-AR3, Cl A2 (C)
     4.636%, 01/01/08                                     1,367           1,361
   Washington Mutual Mortgage
     Pass-Through Certificate,
     Ser 2006-AR2, Cl 1A1 (C)
     5.310%, 01/01/08                                       760             762
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2005-AR4,
     Cl 2A2 (C)
     4.524%, 01/01/08                                       527             523
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2006-AR10,
     Cl 2A1 (C)
     5.650%, 01/01/08                                     1,259           1,268
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2006-AR10,
     Cl 4A1 (C)
     5.565%, 07/25/36                                     2,447           2,460
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2006-AR16,
     Cl A1 (C)
     5.681%, 10/25/36                                     1,837           1,846
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2006-AR5,
     Cl 2A1 (C)
     5.533%, 01/01/08                                     1,741           1,752
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2006-AR6,
     Cl 3A1 (C)
     5.093%, 01/01/08                                     1,836           1,827
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2006-AR8,
     Cl 2A1 (C)
     5.240%, 01/01/08                                     1,213           1,213
   Wells Fargo Mortgage-Backed
     Securities, Ser 2003-J, Cl 2A4 (C)
     4.451%, 10/25/33                                       314             309
   Wells Fargo Mortgage-Backed
     Securities, Ser 2004-BB, Cl A2 (C)
     4.560%, 01/01/08                                       794             792

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Wells Fargo Mortgage-Backed
     Securities, Ser 2005-AR1, Cl 2A1 (C)
     4.489%, 02/25/35                              $      1,027   $       1,021
   Wells Fargo Mortgage-Backed
     Securities, Ser 2005-AR2, Cl 2A2 (C)
     4.550%, 01/01/08                                       902             894
                                                                  --------------
                                                                         87,675
                                                                  --------------
Total Mortgage-Backed Securities
   (Cost $116,701) ($ Thousands)                                        116,156
                                                                  --------------

ASSET-BACKED SECURITIES -- 22.1%

AUTOMOTIVE -- 5.0%
   AESOP Funding II LLC, Ser 2003-
     4A, Cl A2
     2.860%, 08/20/09                                       500             496
   AmeriCredit Automobile Receivables
     Trust, Ser 2005-1, Cl B
     4.480%, 11/06/09                                       275             275
   AmeriCredit Automobile Receivables
     Trust, Ser 2006-1, Cl B
     5.200%, 03/06/11                                       830             824
   AmeriCredit Automobile
     Receivables Trust, Ser 2007-AX,
     Cl A4 (C)
     5.290%, 10/06/13                                       570             558
   AmeriCredit Prime Automobile
     Receivables, Ser 2007-1, Cl D
     5.520%, 01/08/12                                       775             751
   Americredit Automobile Receivables
     Trust, Ser 2007-AX, Cl A2
     5.290%, 01/06/08                                       417             417
   Capital Auto Receivables Asset
     Trust, Ser 2006-SN1A, Cl A2A
     5.400%, 01/20/09                                       270             270
   Capital Auto Receivables Asset
     Trust, Ser 2007-1, Cl B
     5.150%, 09/17/12                                       955             935
   Capital One Auto Finance Trust,
     Ser 2007-C, Cl A3A
     5.130%, 04/16/12                                     1,965           1,964
   Carmax Auto Owner Trust,
     Ser 2004-2, Cl D
     3.670%, 09/15/11                                       258             254
   Carmax Auto Owner Trust,
     Ser 2007-1, Cl C
     5.530%, 07/15/13                                       190             183
   Carmax Auto Owner Trust,
     Ser 2007-2, Cl B
     5.370%, 03/15/13                                     2,055           2,039
   Ford Credit Auto Owner Trust,
     Ser 2006-A, Cl C
     5.480%, 09/15/11                                     1,500           1,521
   Ford Credit Auto Owner Trust,
     Ser 2006-B, Cl A2A
     5.420%, 07/15/09                                       264             264
   Ford Credit Auto Owner Trust,
     Ser 2007-A, Cl C
     5.800%, 02/15/13                                       515             501


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Enhanced Income Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Harley Davidson Motorcycle Trust,
     Ser 2006-2, Cl A2
     5.350%, 03/15/13                              $      1,000   $       1,010
   Harley-Davidson Motorcycle Trust,
     Ser 2006-1, Cl B
     5.240%, 11/15/13                                     1,550           1,544
   Harley-Davidson Motorcycle Trust,
     Ser 2006-3, Cl B
     5.430%, 11/15/14                                       890             888
   Harley-Davidson Motorcycle Trust,
     Ser 2007-2, Cl B
     5.230%, 03/17/14                                     1,225           1,212
   Honda Auto Receivables Owners
     Trust, Ser 2004-3, Cl A4
     3.280%, 02/18/10                                       725             721
   Honda Auto Receivables Owners
     Trust, Ser 2005-1, Cl A4
     3.820%, 05/21/10                                     1,294           1,286
   Hyundai Auto Receivables Trust,
     Ser 2006-B, Cl D
     5.410%, 05/15/13                                       680             665
   Hyundai Auto Receivables Trust,
     Ser 2007-A, Cl A3B (C)
     5.052%, 01/17/12                                       645             642
   Merrill Auto Trust Securitization,
     Ser 2007-1, Cl C
     5.960%, 12/15/13                                     2,000           2,003
   Onyx Acceptance Owner Trust,
     Ser 2004-C, Cl A4
     3.500%, 12/15/11                                       347             345
   USAA Auto Owner Trust,
     Ser 2006-4, Cl B
     5.260%, 06/17/13                                     1,250           1,234
   USAA Auto Owner Trust,
     Ser 2007-1, Cl B
     5.850%, 12/16/13                                     2,455           2,389
   WFS Financial Owner Trust,
     Ser 2005-2, Cl A3
     4.170%, 12/17/09                                        89              89
   WFS Financial Owner Trust,
     Ser 2005-3, Cl B
     4.500%, 05/17/13                                       700             700
   Whole Auto Loan Trust, Ser 2003-1,
     Cl A4
     2.580%, 03/15/10                                       164             164
                                                                  --------------
                                                                         26,144
                                                                  --------------
CREDIT CARDS -- 8.7%
   Advanta Business Card Master
     Trust, Ser 2004-C1, Cl C (C)
     5.790%, 01/20/08                                       485             465
   Advanta Business Card Master
     Trust, Ser 2005-C1, Cl C1 (C)
     5.459%, 01/20/08                                       800             798
   Advanta Business Card Master
     Trust, Ser 2006-B2, Cl B2 (C)
     5.199%, 01/20/08                                     1,000             937
   Advanta Business Card Master
     Trust, Ser 2006-C1, Cl C1 (C)
     5.220%, 10/20/14                                     1,500           1,333
   Advanta Business Card Master
     Trust, Ser 2007-B1, Cl B (C)
     4.990%, 12/22/14                                     2,000           1,848

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   American Express Credit Account
     Master Trust, Ser 2004-C, Cl C (C)
     5.150%, 01/15/08                              $        798   $         797
   American Express Credit Account
     Master Trust, Ser 2007-2, Cl B (C)
     4.832%, 09/15/16                                       610             578
   Bank One Issuance Trust,
     Ser 2003-C2, Cl C2 (C)
     5.792%, 01/16/08                                     2,100           2,104
   Bank One Issuance Trust,
     Ser 2003-C3, Cl C3
     4.770%, 02/16/16                                       830             770
   Bank One Issuance Trust,
     Ser 2004-B1, Cl B1 (C)
     5.348%, 01/01/08                                     1,250           1,238
   Bank of America Credit Card Trust,
     Ser 2006-B4, Cl B4 (C)
     5.110%, 03/15/12                                       835             823
   Bank of America Credit Card Trust,
     Ser 2006-C7, Cl C7 (C)
     5.258%, 01/15/08                                     1,000             965
   Bank of America Credit Card Trust,
     Ser 2007-B5, Cl B5 (C)
     5.252%, 03/15/12                                     2,120           2,106
   Cabela's Master Credit Card Trust,
     Ser 2003-1A, Cl A (C)
     5.328%, 01/04/08                                     1,750           1,750
   Cabela's Master Credit Card Trust,
     Ser 2006-3A, Cl C (C)
     5.490%, 10/15/14                                       520             498
   Capital One Master Trust,
     Ser 2002-1A, Cl B (C)
     5.690%, 11/15/11                                       525             524
   Capital One Multi-Asset Execution
     Trust, Ser 2003-B3, Cl B3
     4.500%, 06/15/11                                     1,500           1,498
   Capital One Multi-Asset Execution
     Trust, Ser 2005-B2, Cl B2 (C)
     4.800%, 01/15/08                                     1,000           1,000
   Capital One Multi-Asset Execution
     Trust, Ser 2005-C1, Cl C1 (C)
     5.052%, 02/15/13                                     1,800           1,743
   Citibank Credit Card Issuance Trust,
     Ser 2001-C1, Cl C1 (C)
     6.323%, 01/15/10                                     2,000           2,001
   Citibank Credit Card Issuance Trust,
     Ser 2006-C4, Cl C4 (C)
     4.890%, 01/09/12                                     1,800           1,739
   Citibank Credit Card Issuance Trust,
     Ser 2007-B5, Cl B5 (C)
     5.870%, 11/07/14                                     2,000           1,955
   Discover Card Master Trust I,
     Ser 2005-1, Cl B (C)
     4.800%, 01/18/08                                     1,500           1,499
   First National Master Note Trust,
     Ser 2007-1, Cl B (C)
     4.852%, 04/15/13                                     1,335           1,308
   First USA Credit Card Master Trust,
     Ser 1998-2, Cl C
     6.800%, 02/18/11                                     2,125           2,126
   GE Capital Credit Card Master Note
     Trust, Ser 2007-3, Cl C (C)
     4.952%, 06/15/13                                     3,000           2,888


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Enhanced Income Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   GE Capital Credit Card Master Note
     Trust, Ser 2007-4, Cl B (C)
     5.291%, 01/15/08                              $      3,150   $       3,025
   Household Affinity Credit Card Master
     Note Trust, Ser 2003-1, Cl B (C)
     5.202%, 01/15/08                                     1,250           1,251
   MBNA Credit Card Master Note
     Trust, Ser 2006-C2, Cl C2 (C)
     4.952%, 08/15/13                                     1,200           1,122
   MBNA Master Credit Card Trust,
     Ser 1997-B, Cl B (C)
     5.000%, 08/15/14                                     2,100           2,045
   MBNA Master Credit Card Trust,
     Ser 1999-J, Cl C
     7.850%, 02/15/12                                     1,500           1,561
   Washington Mutual Master Note
     Trust, Ser 2006-C2A, Cl C2 (B) (C)
     5.150%, 01/15/08                                       800             806
   Washington Mutual Master Note
     Trust, Ser 2006-C3A, C3A (C)
     5.032%, 01/10/08                                     1,000             928
                                                                  --------------
                                                                         46,029
                                                                  --------------
MORTGAGE RELATED SECURITIES -- 1.8%
   Ace Securities, Ser 2006-HE1, Cl M2 (C)
     5.190%, 01/27/08                                       515             346
   Ace Securities, Ser 2006-OP2, Cl A2B (C)
     4.900%, 08/25/36                                     1,000             919
   Asset Backed Funding Certificates,
     Ser 2006-OPT2, Cl A3B (C)
     4.975%, 01/25/08                                     1,100           1,058
   Bear Stearns Asset Backed Securities,
     Ser 2005-HE11, Cl A1 (C)
     5.440%, 01/25/08                                        17              17
   IXIS Real Estate Capital Trust,
     Ser 2006-HE3, Cl A2 (C)
     4.890%, 01/25/08                                     1,250           1,194
   Nationstar Home Equity Loan Trust,
     Ser 2006-B, Cl AV2 (C)
     4.920%, 09/25/36                                     1,000             961
   New Century Home Equity Loan
     Trust, Ser 2005-1, Cl A1MZ (C)
     5.610%, 01/25/08                                        53              51
   Option One Mortgage Loan Trust,
     Ser 2005-3, Cl M1 (C)
     5.259%, 01/25/08                                       428             399
   Option One Mortgage Loan Trust,
     Ser 2007-2, Cl M1 (C)
     5.150%, 03/25/37                                     2,635           1,482
   Option One Mortgage Loan Trust,
     Ser 2007-FXD1, Cl 3A3 (C)
     5.611%, 01/25/37                                       285             274
   Option One Mortgage Loan Trust,
     Ser 2007-FXD2, Cl 2A1 (A) (E)
     5.900%, 03/25/37                                     1,475           1,471
   Option One Mortgage Loan Trust,
     Ser 2007-HL1, Cl 2A1 (C)
     4.985%, 01/26/08                                     1,210           1,174
                                                                  --------------
                                                                          9,346
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSET-BACKED SECURITIES -- 6.6%
   ACAS Business Loan Trust,
     Ser 2006-1A, Cl A, (C)
     5.270%, 11/27/19                              $      1,750   $       1,691
   ACAS Business Loan Trust,
     Ser 2007-1A, Cl C (C)
     5.728%, 01/24/08                                     2,290           2,144
   AICCO Premium Finance Master
     Trust, Ser 2007-AA, Cl C (C)
     5.050%, 01/15/08                                     1,245           1,187
   Babson CLO, Ser 2007-1A, Cl A1 (C)
     5.430%, 01/18/08                                     1,120           1,066
   Blackrock Senior Income Series,
     Ser 2006-4A, Cl C (C)
     5.860%, 04/20/19                                     1,930           1,586
   C-Bass, Ser 16A, Cl A (C)
     5.400%, 03/06/08                                       533             336
   CIT Equipment Collateral,
     Ser 2006-VT2, Cl C
     5.290%, 04/20/14                                       121             120
   Capital Trust Re CDO.,
     Ser 2006-4A, Cl A1 (C)
     5.810%, 10/20/43                                     1,147           1,024
   CapitalSource Commercial Loan
     Trust, Ser 2006-2A, Cl A1A (C)
     4.950%, 01/20/08                                       730             726
   CapitalSource Commercial Loan
     Trust, Ser 2007-1A, Cl C (C)
     6.150%, 03/20/17                                       581             581
   Caterpillar Financial Asset Trust,
     Ser 2006-A, Cl A3
     5.570%, 05/25/10                                     1,204           1,212
   Citigroup Mortgage Loan Trust,
     Ser 2006-WFH3, Cl M1 (C)
     5.070%, 01/27/08                                       805             467
   Countrywide Asset-Backed Certificates,
     Ser 2005-13, Cl 3AV3 (C)
     5.110%, 01/25/08                                     1,310           1,273
   Countrywide Asset-Backed Certificates,
     Ser 2006-18, Cl M1 (C)
     5.160%, 03/25/37                                     1,000             602
   Countrywide Asset-Backed Certificates,
     Ser 2006-2, Cl 2A2 (C)
     5.055%, 01/25/08                                     2,000           1,927
   Countrywide Asset-Backed Certificates,
     Ser 2006-22, Cl M1 (C)
     5.090%, 05/25/37                                     1,500             911
   Countrywide Asset-Backed Certificates,
     Ser 2006-22, Cl M3 (C)
     5.175%, 05/25/37                                     1,000             457
   Domino's Pizza Master Issuer LLC,
     Ser 2007-1, Cl A2
     5.261%, 04/25/37                                     2,200           2,171
   First Franklin Mortgage Loan Asset,
     Ser 2007-FF1, Cl M2 (C)
     5.049%, 01/26/08                                     1,145             395
   GE Business Loan Trust,
     Ser 2003-2A, Cl B (C)
     6.090%, 11/15/31                                       116             115


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Enhanced Income Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                    Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   GE Business Loan Trust,
     Ser 2004-2A, Cl A (C)
     5.310%, 12/15/32                              $        147   $         145
   GE Business Loan Trust,
     Ser 2004-2A, Cl B (C)
     6.230%, 12/15/32                                       110             108
   GE Business Loan Trust,
     Ser 2006-2A, Cl D (C)
     5.840%, 11/15/34                                       295             279
   GE Commercial Equipment
     Financing, Ser 2004-1, Cl B (C)
     4.940%, 01/20/08                                       591             588
   GE Dealer Floorplan Master Note
     Trust, Ser 2006-2, Cl C (C)
     5.170%, 04/20/13                                       460             428
   GMAC Mortgage Loan Trust,
     Ser 2006-HE4, Cl A2 (C)
     4.930%, 01/25/08                                     1,150           1,080
   JPMorgan Mortgage Acquisition,
     Ser 2006-CH1, Cl M1 (C)
     5.010%, 07/25/36                                       335             206
   JPMorgan Mortgage Acquisition,
     Ser 2006-CH2, Cl MV1 (C)
     5.000%, 10/25/36                                     1,125             664
   JPMorgan Mortgage Acquisition,
     Ser 2006-WMC3, Cl A4 (C)
     4.940%, 01/25/08                                     1,250           1,153
   JPMorgan Mortgage Acquisition,
     Ser 2007-CH3, Cl M3 (C)
     5.160%, 03/01/37                                       385             137
   John Deere Owner Trust,
     Ser 2007-A, Cl A2
     5.210%, 10/15/09                                       375             376
   Katonah, Ser 7A, Cl B (B) (C)
     5.290%, 02/15/08                                       700             643
   Lambda Finance, Ser 2005-1A, Cl A3 (C)
     5.099%, 11/15/29                                     1,600           1,549
   Marriott Vacation Club Owner Trust,
     Ser 2006-2A, Cl A
     5.360%, 10/20/28                                       194             197
   Marriott Vacation Club Owner Trust,
     Ser 2007-1A, Cl D
     6.159%, 05/20/29                                       894             896
   Mayport CLO, Ser 2006-1A, Cl A2L (C)
     5.720%, 02/22/20                                     1,005             907
   Mayport CLO, Ser 2006-1A, Cl A3L (C)
     6.010%, 02/22/20                                       270             235
   Merrill Lynch First Franklin
     Mortgage Loan Trust,
     Ser 2007-4, Cl M6 (C)
     5.489%, 07/25/37                                       505              66
   Prima, Ser 2006-1, Cl A1 (C)
     5.147%, 01/01/08                                     2,168           2,080
   Race Point CLO, Ser 2007-4A, Cl D (C)
     7.356%, 02/01/08                                       500             427
   Sierra Receivables Funding,
     Ser 2007-2A, Cl A2 (C)
     5.716%, 01/01/08                                     1,800           1,749
   Superior Wholesale Inventory
     Financing Trust, Ser 2007-AE1,
     Cl B (C)
     4.952%, 01/15/08                                       115             113

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Superior Wholesale Inventory Financing
     Trust, Ser 2007-AE1, Cl C (C)
     5.252%, 01/13/08                               $       215   $         211
   Triton Container Finance LLC,
     Ser 2006-1A, Cl N (C)
     4.990%, 11/26/21                                       669             619
   Wadsworth CDO, Ser 2006-1A,
     Cl A2 (C)
     5.746%, 11/02/46                                       940             141
   Wadsworth CDO, Ser 2006-1A, Cl B (C)
     5.340%, 03/28/08                                       315              31
                                                                  --------------
                                                                         35,019
                                                                  --------------
Total Asset-Backed Securities
   (Cost $126,415) ($ Thousands)                                        116,538
                                                                  --------------
LOAN PARTICIPATIONS -- 31.3%
   Acquireco LLC, Ser B
     0.000%, 10/09/14 (E)                                   921             898
   Acquireco LLC, Ser B, Delayed Draw
     0.000%, 10/09/14 (E)                                    79              77
   Acument Global Tech
     8.860%, 08/11/13                                       985             960
     8.698%, 08/11/13                                       997             973
   Alpha Topco
     7.915%, 12/31/13                                     1,429           1,368
     7.915%, 12/31/13                                     1,071           1,026
   Alpha Topco, 2nd Lien
     9.040%, 06/30/14                                     2,000           1,897
   Applied Systems
     7.854%, 09/26/13                                       496             476
   Aspect Software, Tranche A-1 Term Loan
     8.375%, 07/11/11                                     1,150           1,115
   Barrington
     7.748%, 08/05/13                                       993             963
   Berry Plastics Holdings, Term C Loan
     7.360%, 04/03/15                                     1,990           1,869
   Big Dumpster Acquisition
     7.448%, 02/05/13                                       689             647
     7.448%, 02/05/13                                       290             273
     0.000%, 02/05/13                                        21               1
   Bio Tech Research Lab
     7.360%, 03/17/14                                       993             864
   Boston Generating LLC, 1st Lien
     6.975%, 12/15/14                                     1,000             924
   Burlington Coat Factory
     7.760%, 05/28/13                                       987             875
     7.760%, 05/28/13                                     1,974           1,750
   CCS Medical
     8.820%, 09/30/12                                     1,967           1,889
     8.450%, 09/30/12                                     2,455           2,357
     8.450%, 09/30/12                                     1,000             960
   Caritor
     7.070%, 05/17/13                                     1,856           1,672
   Caritor (Synthetic)
     7.060%, 05/11/13                                       140             125
   Cellnet Group
     7.360%, 07/22/11                                     1,999           1,921
   Cequel Communication
     7.351%, 11/05/13                                     1,990           1,858


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Enhanced Income Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Cequel Communications, 1st Lien
     7.214%, 11/05/13                              $      1,990   $       1,858
   Charter Communications
     7.360%, 01/30/08                                     1,000             933
     7.360%, 03/28/08                                     1,500           1,399
     7.360%, 06/05/14                                     2,000           1,866
   Chiquita Brands
     8.188%, 06/28/12                                       880             863
   Clarke American, Tranche B
     7.698%, 03/09/14                                     2,000           1,792
   Cooper-Standard Auto
     7.750%, 12/23/11                                     1,007             974
   DTN
     8.370%, 08/15/14                                       993             966
   Delphi, Tranche B, 2nd Lien
     0.000%, 01/10/08 (E)                                 1,000             996
   Delphi, Tranche C, 1st Lien
     0.000%, 07/01/08 (E)                                 1,000             997
   Delta Air Lines, 2nd Lien
     8.082%, 04/30/14                                       998             948
     8.082%, 04/30/14                                     1,000             950
   Dynea North, 1st Lien
     7.650%, 02/09/08                                     2,000           1,820
   Eddie Bauer
     8.380%, 04/01/14                                       995             886
   Emerson Reinsurance, Term A Loan
     7.110%, 12/15/11                                     1,300           1,287
   Emerson Reinsurance, Term B Loan
     8.360%, 12/15/11                                       500             495
   Emerson Reinsurance, Term C Loan
     10.640%, 12/15/11                                      200             198
   Euramax International, 1st Lien
     8.375%, 06/29/12                                     1,485           1,302
   Ferro
     7.219%, 06/06/12                                     1,342           1,302
     7.219%, 06/06/12                                       997             968
     0.000%, 06/06/12 (D)                                   644              19
   Foamex L.P., 1st Lien
     7.699%, 02/12/13                                     3,000           2,737
   Fontainebleau Miami
     11.703%, 06/06/12                                    2,500           2,331
   Ford Motor
     8.700%, 12/15/13                                       993             917
   Generac Acquisition
     9.250%, 11/15/13                                     1,980           1,756
   Ginn La Conduit Lender
     8.860%, 06/08/11                                       681             546
     5.098%, 06/08/11                                       315             253
   Ginn La Conduit Lender, 1st Lien,
     Tranche A
     5.098%, 06/08/11                                       315             253
   Ginn La Conduit Lender, 1st Lien,
     Tranche B
     8.698%, 06/08/11                                       681             546
   Global Petroleum
     9.855%, 07/26/13                                     1,980           1,901
   Graham Packaging Company L.P.,
     Term B Loan
     7.625%, 10/07/11                                     1,995           1,912
   Green Valley Ranch Gaming
     7.125%, 02/16/14                                       984             928
   Green Valley Ranch Gaming, 2nd
     Lien
     8.791%, 08/16/14                                     1,000             902

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   HCA
     7.448%, 11/07/13                              $      1,985   $       1,907
   Healthsouth
     7.858%, 03/10/13                                       484             461
   II Exploration (Synthetic)
     9.250%, 10/28/13                                       150             142
   Ii Exploration Ii, L.P., Term B Loan
     8.913%, 10/28/13                                       846             803
   Ipayment
     7.041%, 05/10/13                                     1,957           1,801
   JHT Holding
     10.116%, 12/21/12                                    1,945           1,507
   Kuilima Resort
     12.000%, 09/30/10                                    1,577           1,485
   LNR Property
     8.110%, 07/12/11                                     1,000             949
   LNR Property, Tranche B
     0.000%, 07/12/11 (D)                                 1,000             949
   Lake at Las Vegas
     15.460%, 06/20/12                                    1,759             774
   Lake at Las Vegas (Synthetic)
     15.460%, 06/20/12                                      241             106
   Lake at Las Vegas Joint Venture
     11.210%, 01/24/08                                    1,000             995
   Land Investors
     8.070%, 05/09/11                                     1,167             974
   Latham Manufacturing
     8.520%, 06/30/12                                       973             837
   Lifecare Holding
     8.360%, 08/11/12                                       496             435
   MGM Holding II
     8.610%, 04/08/12                                     2,985           2,760
   MGM Holdings II LOC, Tranche B
     8.610%, 04/08/12                                       292             270
   Medical Staffing Network, 1st Lien
     8.834%, 07/02/13                                     1,000             990
   Meto PCS Wireless, Tranche B
     7.625%, 11/04/13                                     1,000             961
   Metro PCS Wireless
     7.625%, 11/03/13                                     1,980           1,904
     7.625%, 11/03/13                                       499             479
   Metro PCS Wireless, Tranche B
     7.304%, 02/20/14                                       561             540
   Michaels Stores
     7.638%, 10/31/13                                     1,496           1,374
   Misys Hospital Systems
     8.200%, 10/12/07                                     1,000             982
   Monitor Oil
     17.360%, 02/12/08                                    1,000             450
     14.698%, 02/12/08                                    1,527           1,504
   Monitor Oil, 2nd Lien
     0.000%, 01/25/15 (D)                                    47              --
   Movie Gallery, 1st Lien
     12.250%, 03/08/12                                    1,436           1,174
     12.250%, 03/08/12                                      479             391
   Movie Gallery, 1st Lien (Synthetic)
     11.000%, 03/08/12                                       60              46
     11.000%, 03/08/12                                       20              15
   NE Energy
     8.090%, 11/01/13                                     1,730           1,644
     7.750%, 11/01/13                                       211             201
   National Cine Media LLC
     6.870%, 02/13/15                                     2,000           1,880
   National Money Mart
     8.050%, 10/30/12                                       422             405
     7.950%, 10/30/12                                       571             548


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Enhanced Income Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Nep II
     7.448%, 02/16/14                              $      1,990   $       1,871
   Nielsen Finance LLC
     7.360%, 08/09/13                                       995             945
   Northwest Airlines
     7.510%, 08/21/08                                       990             930
     0.000%, 08/21/13                                     1,000             939
   Penton Media
     7.240%, 02/01/13                                     1,493           1,346
   Pinnacle Foods Group
     7.948%, 04/19/14                                       998             936
   Pivotal Promontory LLC
     8.070%, 08/31/10                                       962             840
     8.070%, 08/31/10                                     1,994           1,740
   Realogy (Synthetic)
     4.976%, 10/10/13                                       530             463
     0.000%, 10/10/13 (E)                                   118             103
   Realogy, Term B
     8.240%, 10/10/13                                     2,847           2,483
   Roofing Supply Group
     9.360%, 06/30/13                                       990             881
   Sabre
     7.608%, 09/30/14                                     1,458           1,323
     7.608%, 09/30/14                                     1,944           1,764
     7.608%, 09/30/14                                       972             882
     6.960%, 09/30/14                                     1,458           1,323
   Serena Software
     7.336%, 03/10/13                                     1,840           1,774
   Sirva Worldwide
     12.610%, 12/01/10                                    1,787           1,143
     12.500%, 12/01/10                                    1,000             639
   Sitel LLC
     7.850%, 01/30/14                                     2,916           2,602
   Solo Cup
     8.524%, 02/27/11                                       695             687
   Solo Cup Company, B1
     9.051%, 02/27/11                                       699             690
   Spirit Finance
     8.360%, 07/15/13                                     1,000             865
     8.356%, 07/15/13                                     2,500           2,162
   Stratos Global
     8.110%, 02/13/12                                     1,980           1,917
   The Newark Group
     7.380%, 03/30/08                                       333             317
     7.380%, 03/30/08                                     1,667           1,583
   Total Safety, Tranche B, 1 st Lien
     8.329%, 12/08/12                                     1,000             980
   Totes Isotoner, 1 s t Lien
     7.747%, 01/31/13                                       746             708
     7.744%, 01/31/13                                     1,493           1,418
     7.744%, 01/31/13                                       748             711
     7.741%, 01/31/13                                       993             943
   Travelport LLC (Synthetic)
     0.000%, 08/23/13 (E)                                    95              90
   Travelport LLC, Term B Loan
     0.000%, 08/23/13 (E)                                   742             702
   Tribune, Tranche B
     8.244%, 05/09/14                                     2,993           2,540
   Tribune, Tranche X
     7.744%, 05/09/09                                       867             835
   US Airways Group
     7.860%, 03/19/14                                     2,500           2,300
     7.373%, 03/19/14                                     4,000           3,679

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Univision Communications
     7.210%, 08/15/14                              $        483   $         440
     0.000%, 09/29/14 (D)                                    17               2
   VNU
     7.360%, 08/01/13                                       993             942
   Venoco
     9.875%, 04/28/11                                     2,000           1,950
   Venoco, 2nd Lien
     9.125%, 05/07/14                                     1,000             975
   Verint Systems
     7.975%, 05/09/14                                     1,877           1,792
   Vertafore, 1st Lien
     8.005%, 01/31/12                                       498             478
   Waiccs Las Vegas 3 LLC, 1st Lien
     8.188%, 07/30/08                                     2,000           1,910
   Waiccs Las Vegas 3 LLC, 2nd Lien
     13.688%, 07/30/08                                    2,000           1,910
   WideOpenWest Finance, 1st Lien
     7.932%, 06/01/14                                     3,000           2,795
     7.690%, 06/30/14                                     2,000           1,863
   WideOpenWest Finance, 2nd Lien
     11.448%, 06/27/15                                    1,250           1,125
   Wm. Bolthouse Farms
     7.625%, 12/17/12                                       992             964
     7.625%, 12/17/12                                       995             966
     7.500%, 12/17/12                                       995             966
                                                                  --------------
Total Loan Participations
   (Cost $179,114) ($ Thousands)                                        165,314
                                                                  --------------
CORPORATE OBLIGATIONS -- 13.2%

CONSUMER DISCRETIONARY -- 2.4%
   CBS
     7.700%, 07/30/10                                     1,000           1,062
   COX Communications
     4.625%, 01/15/10                                     1,000             992
     4.625%, 06/01/13                                     1,500           1,435
   CVS Caremark (C)
     5.441%, 03/04/08                                     1,410           1,395
   Comcast
     5.500%, 03/15/11                                     1,500           1,514
   Daimler Finance LLC
     4.875%, 06/15/10                                     1,500           1,493
   Harrah's Operating
     5.500%, 07/01/10                                     1,000             930
   Macy's Retail Holdings
     5.350%, 03/15/12                                       935             911
   Time Warner Cable (B)
     5.400%, 07/02/12                                     2,100           2,104
   Univision Communications
     3.875%, 10/15/08                                       825             806
                                                                  --------------
                                                                         12,642
                                                                  --------------
CONSUMER STAPLES -- 0.4%
   Altria Group
     7.000%, 11/04/13                                     1,000           1,118
   Miller Brewing (B)
     4.250%, 08/15/08                                     1,000             996
                                                                  --------------
                                                                          2,114
                                                                  --------------


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Enhanced Income Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                   Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
ENERGY -- 0.1%
   Canadian Natural Resources
     5.700%, 05/15/17                             $         750   $         745
                                                                  --------------
FINANCIALS -- 8.6%
   American General Financial MTN,
     Ser I
     4.875%, 07/15/12                                     1,000             968
   Ameriprise Financial
     5.350%, 11/15/10                                     1,000           1,016
   BTM Holding (B) (C)
     4.760%, 07/21/15                                     1,000             996
   Banco Santander Chile (B) (C)
     5.496%, 03/09/08                                     1,750           1,746
   CIT Group (C)
     5.635%, 07/28/11                                     1,500           1,322
   Capmark Financial Group (B) (C)
     5.529%, 05/10/10                                     2,500           2,015
   Citigroup (C)
     5.910%, 08/25/36                                     1,500           1,324
   Countrywide Financial MTN (C)
     5.384%, 01/05/08                                     2,500           1,981
   Everest Reinsurance Holdings
     8.750%, 03/15/10                                     1,050           1,149
   Everest Reinsurance Holdings (C)
     6.600%, 05/15/37                                     2,000           1,771
   Goldman Sachs Capital III (C)
     6.350%, 09/29/49                                     2,600           2,106
   Hartford Financial Services Group
     7.900%, 06/15/10                                     1,000           1,085
   ILFC E-Capital Trust I (B) (C)
     5.900%, 06/21/08                                     1,000             987
   JP Morgan Chase Capital XXI, Ser U (C)
     5.844%, 02/02/37                                     2,550           2,005
   Liberty Property L.P. +
     7.250%, 03/15/11                                     1,000           1,067
   Mellon Funding (C)
     5.510%, 05/15/14                                     2,100           2,084
   Merrill Lynch (C)
     6.251%, 03/12/08                                       700             623
   Metlife
     5.000%, 06/15/15                                     2,000           1,936
   Monumental Global Funding (B) (C)
     5.443%, 01/16/08                                     1,800           1,771
   Progressive (C)
     6.700%, 06/15/08                                     2,330           2,163
   Prudential Financial MTN
     5.100%, 12/14/11                                       310             314
   RSHB Capital
     6.299%, 05/15/17                                     1,065           1,009
   RSHB Capital (B)
     7.175%, 05/16/13                                       115             118
   Reinsurance Group of America
     5.625%, 03/15/17                                     1,400           1,408
   State Street (C)
     5.084%, 04/30/12                                     1,215           1,206
   State Street Cap Trust IV (C)
     6.355%, 06/15/37                                       850             659
   Textron Financial MTN
     5.125%, 02/03/11                                     1,000           1,027
   Travelers MTN
     5.375%, 06/15/12                                     2,130           2,179

--------------------------------------------------------------------------------
                                            Face Amount           Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
   UBS Luxembourg (C)
     6.230%, 02/11/15                             $         500   $         496
   Union Planters
     7.750%, 03/01/11                                     1,000           1,059
   Unitrin
     6.000%, 05/15/17                                     1,270           1,215
     4.875%, 11/01/10                                     1,000           1,000
   VTB 24 Capital PLC MTN, Ser E
     6.540%, 12/07/09                                     1,000             964
   VTB Capital (B) (C)
     5.956%, 02/02/08                                       310             307
   Western Union
     5.400%, 11/17/11                                     1,175           1,184
   Willis North America
     5.125%, 07/15/10                                     1,000             977
                                                                  --------------
                                                                         45,237
                                                                  --------------
HEALTH CARE -- 0.4%
   Quest Diagnostic
     5.125%, 11/01/10                                     1,000           1,018
   Wyeth
     6.950%, 03/15/11                                     1,000           1,066
                                                                  --------------
                                                                          2,084
                                                                  --------------
INDUSTRIALS -- 0.4%
   Continental Airlines, Ser 061G (C)
     5.971%, 06/02/13                                     1,000             912
   Continental Airlines, Ser 1998-3
     6.320%, 11/01/08                                     1,270           1,264
                                                                  --------------
                                                                          2,176
                                                                  --------------
INFORMATION TECHNOLOGY -- 0.1%
   Freescale Semiconductor
     8.875%, 12/15/14                                       500             446
                                                                  --------------
REGIONAL AGENCIES -- 0.1%
   Republic of Trinidad & Tobago
     9.875%, 10/01/09                                       500             546
                                                                  --------------
TELECOMMUNICATION SERVICES -- 0.6%
   Corning
     6.050%, 06/15/15                                     1,000           1,009
   Telecom Italia Capital (C)
     5.819%, 01/18/08                                     1,000             980
   Vodafone Group PLC
     5.320%, 02/27/08                                     1,300           1,271
                                                                  --------------
                                                                          3,260
                                                                  --------------
UTILITIES -- 0.1%
   Southern, Ser A
     5.300%, 01/15/12                                       665             677
                                                                  --------------
Total Corporate Obligations
   (Cost $73,036) ($ Thousands)                                          69,927
                                                                  --------------
CASH EQUIVALENT * ++ -- 4.9%
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 4.970%                   25,669,550          25,670
                                                                  --------------
Total Cash Equivalent
   (Cost $25,670) ($ Thousands)                                          25,670
                                                                  --------------


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Enhanced Income Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                   Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
TIME DEPOSITS -- 6.6%
   Barclays Bank London
     4.400%, 02/12/08                             $       8,715   $       8,715
   Royal Bank of Canada
     4.610%, 01/08/08                                     9,149           9,149
   Royal Bank of Scotland
     4.770%, 01/11/08                                     3,146           3,146
   UBS London
     4.880%, 02/29/08                                     5,753           5,753
     4.730%, 01/11/08                                     7,842           7,842
                                                                  --------------
Total Time Deposits
   (Cost $34,605) ($ Thousands)                                          34,605
                                                                  --------------
CERTIFICATE OF DEPOSIT -- 0.1%
   Sovereign Bank
     4.000%, 02/01/08                                       400             400
                                                                  --------------
Total Certificate of Deposit
   (Cost $399) ($ Thousands)                                                400
                                                                  --------------
REPURCHASE AGREEMENT(F) -- 0.8%
Merrill Lynch 5.100%, dated 12/31/07, to
   be repurchased on 01/02/08,
   repurchase price $4,101,025
   (collateralized by U.S. Government
   obligation, par value $4,100,000,
   6.5%, 08/01/37, with total market
   value $4,163,512)                                      4,100           4,100
                                                                  --------------
Total Repurchase Agreement
   (Cost $4,100) ($ Thousands)                                            4,100
                                                                  --------------
Total Investments -- 101.0%
   (Cost $560,040) ($ Thousands) ++                               $     532,710
                                                                  ==============

A summary of the open futures contracts held by the Fund at December 31, 2007, is as follows:
--------------------------------------------------------------------------------

                                        NUMBER OF                  UNREALIZED
                                        CONTRACTS                 APPRECIATION
TYPE OF                                    LONG     EXPIRATION   (DEPRECIATION)
CONTRACT                                 (SHORT)       DATE       ($ THOUSANDS)
--------------------------------------------------------------------------------
90-Day Euro$                               174       Mar-2008           $    90
90-Day Euro$                              (347)      Sep-2008            (1,149)
90-Day Euro$                               175       Dec-2010               456
U.S. 2-Year Note                            33       Mar-2008                17
U.S. 5-Year Note                          (105)      Mar-2008               (38)
U.S. 10-Year Note                         (341)      Mar-2008               (44)
                                                                 ---------------
                                                                        $  (668)
                                                                 ===============

A summary of the outstanding forward foreign currency contracts held by the Fund at December 31, 2007, is as follows:
--------------------------------------------------------------------------------

                                                                   UNREALIZED
                            CURRENCY           CURRENCY           APPRECIATION
MATURITY                   TO DELIVER         TO RECEIVE         (DEPRECIATION)
DATE                     ($ THOUSANDS)       ($ THOUSANDS)        ($ THOUSANDS)
--------------------------------------------------------------------------------
1/11/08                 AUD         4,542   USD         3,966      $    (19)
1/11/08                 CAD         6,200   USD         6,189           (95)
1/11/08                 CHF         1,508   EUR           910            (3)
1/11/08                 EUR         3,424   CHF         5,692            25
1/11/08                 EUR         3,814   SEK        36,020            (2)
1/11/08                 GBP         1,580   USD         3,212            69
1/11/08                 SEK        15,110   EUR         1,604             8
1/11/08                 USD         4,321   AUD         5,010            74
1/11/08                 USD         2,395   CAD         2,430            68
1/11/08                 USD         6,740   GBP         3,356           (62)
1/11/08-6/11/08         AUD        16,250   JPY     1,622,000           430
1/11/08-6/11/08         CHF        33,300   GBP        14,013        (1,669)
1/11/08-6/11/08         CHF        17,200   NZD        20,006             5
1/11/08-6/11/08         CHF        47,100   USD        40,387        (1,382)
1/11/08-6/11/08         GBP        14,134   CHF        33,300         1,429
1/11/08-6/11/08         GBP        27,441   JPY     6,288,000         2,235
1/11/08-6/11/08         JPY     1,792,000   AUD        18,058          (409)
1/11/08-6/11/08         JPY     7,308,000   GBP        31,784        (2,821)
1/11/08-6/11/08         JPY     4,999,000   USD        44,503          (557)
1/11/08-6/11/08         NZD        15,945   CHF        13,800            36
1/11/08-6/11/08         USD        37,593   CHF        43,700         1,151
1/11/08-6/11/08         USD        32,539   JPY     3,639,000           224
                                                                   ---------
                                                                   $ (1,265)
                                                                   =========


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Enhanced Income Fund
December 31, 2007 (Unaudited)

A summary of outstanding swap agreements held by the Fund at December 31, 2007, is as follows:
--------------------------------------------------------------------------------
                              CREDIT DEFAULT SWAPS
--------------------------------------------------------------------------------

                                                                   NET UNREALIZED
                                                      NOTIONAL      APPRECIATION
                                      EXPIRATION       AMOUNT      (DEPRECIATION)
DESCRIPTION                              DATE      ($ THOUSANDS)    ($ THOUSANDS)
----------------------------------------------------------------------------------
Fund receives a quarterly payment
   of 0.0475% (0.190% per
   annum) times notional amount
   of Republic of Italy, 6.875%,
   09/27/23. Upon a defined credit
   event the Fund pays the
   notional amount and takes
   receipt of the deliverable
   obligation. (Counter Party:
   Goldman Sachs International)        12/20/16      $ (1,700)         $  (11)
Fund receives a semi-annual payment
   of 0.285% (0.57% per annum)
   times notional amount of CDS
   GAZZPR. Upon a defined credit
   event the Fund receives the
   notional amount and takes
   delivery of the deliverable
   obligation. (Counter Party:
   Goldman Sachs International)        06/20/12        (8,800)           (361)
Fund pays a semi-annual payment
   of 0.43% (0.86% per annum)
   times notional amount of CDS
   GAZZPR. Upon a defined credit
   event the Fund receives the
   notional amount and takes
   delivery of the deliverable
   obligation. (Counter Party:
   Goldman Sachs International)        06/20/17          5200             358
Fund receives a quarterly payment
   of 0.1975% (0.79% per annum)
   times notional amount of MBIA,
   6.625%, 10/01/28. Upon a
   defined credit event the Fund
   pays the notional amount and
   takes receipt of the deliverable
   obligation. (Counter Party:
   Goldman Sachs International)        09/20/12        (3,000)           (533)
Fund receives a semi-annual payment
   of 0.1875% (0.375% per annum)
   times notional amount of Pemex
   Master Trust, 9.500%, 09/15/27.
   Upon a defined credit event the
   Fund receives the notional
   amount and takes delivery of
   the deliverable obligation.
   (Counter Party: Goldman Sachs
   International)                      06/20/12        (8,400)           (105)
Fund pays a semi-annual payment
   of 0.285% (0.57% per annum)
   times notional amount of Pemex
   Master Trust, 9.500%, 09/15/27.
   Upon a defined credit event the
   Fund receives the notional
   amount and takes delivery of
   the deliverable obligation.
   (Counter Party: Goldman Sachs
   International)                      06/20/17         4,800             128
                                                                       -------
                                                                       $ (524)
                                                                       =======

Percentages are based on Net Assets of $527,794 ($ Thousands).

*     Rate shown is the 7-day effective yield as of December 31, 2007.

+     Real Estate Investments Trust

++    Investment in Affiliated Security.

(A) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on December 31, 2007. The coupon on a step bond changes on a specified date.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2007. The date reported on the Schedule of Investments is the next reset date.

(D)   Unfunded bank loan. Interest rate not available.

(E)   Unsettled bank loan. Interest rate not available.

(F)   Tri-Party Repurchase Agreement.

AUD -- Australian Dollar
CAD -- Canadian Dollar
CDO -- Collateralized Debt Obligation
CHF -- Swiss Franc
CLO -- Collateralized Loan Obligation
Cl -- Class
CMO -- Collateralized Mortgage Obligation
EUR -- Euro
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
GMAC -- General Motors Acceptance Corporation
IO -- Interest Only
JPY -- Japanese Yen
LLC -- Limited Liability Company
L.P. -- Limited Partnership
MTN -- Medium Term Note
NZD -- New Zealand Dollar
PLC -- Public Limited Company
REIT -- Real Estate Investment Trust
SEK -- Swedish Krona
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced
USD -- United States Dollar

Amounts designated as "--" are $0 or have been rounded to $0.

+++ At December 31, 2007, the tax basis cost of the Fund's investments was $560,040 (Thousands), and the unrealized appreciation and depreciation were $1,323 (Thousands) and $(28,653) (Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Core Fixed Income Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 65.2%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 47.3%
   FHLB
     5.340%, 03/20/14                             $       3,343   $       3,343
   FHLB CMO, Ser 2015-VN, Cl A
     5.460%, 11/27/15                                     6,945           6,946
   FHLMC
     7.500%, 11/01/29 to 09/01/32                         2,277           2,428
     7.000%, 01/01/08 to 01/01/32                         1,535           1,577
     6.500%, 12/01/13 to 09/01/36                        18,462          19,058
     6.000%, 08/01/16 to 12/19/37                        94,883          96,562
     5.500%, 12/01/13 to 12/17/37                       182,968         183,239
     5.000%, 10/01/14 to 08/01/37                        79,631          78,487
     4.500%, 05/01/18 to 11/01/35                        16,344          15,962
     4.000%, 07/01/18 to 10/01/33                        24,356          23,283
   FHLMC ARM
     6.899%, 01/01/08                                     1,149           1,168
     6.676%, 01/01/08                                     2,300           2,362
     6.670%, 01/01/08                                       675             696
     6.650%, 01/01/08                                       670             686
     6.575%, 01/01/08                                     1,928           1,977
     6.430%, 10/01/37                                       917             938
     6.157%, 01/01/37                                     1,691           1,727
     6.149%, 09/01/37                                     2,572           2,624
     6.135%, 08/01/37                                     1,789           1,825
     6.009%, 04/01/37                                     2,800           2,836
     5.940%, 04/01/37                                     2,905           2,953
     5.918%, 04/01/37                                     7,192           7,305
     5.904%, 04/01/37                                     3,804           3,863
     5.899%, 02/01/37                                    16,804          17,104
     5.895%, 01/01/37                                     2,596           2,638
     5.876%, 04/01/36                                     1,684           1,703
     5.826%, 08/01/37                                     2,762           2,807
     5.767%, 05/01/37                                     1,582           1,606
     5.544%, 01/01/08                                     3,910           3,956
     5.541%, 06/01/37                                     2,564           2,588
     5.126%, 01/01/36                                     6,660           6,676
   FHLMC CMO STRIPS, Ser 232, Cl IO, IO
     5.000%, 08/01/35                                    12,237           2,995
   FHLMC CMO STRIPS, Ser 233, Cl 12, IO
     5.000%, 09/15/35                                     3,352             752
   FHLMC CMO STRIPS, Ser 233, Cl 6, IO
     4.500%, 08/15/35                                       507             137
   FHLMC CMO, Ser 1, Cl Z
     9.300%, 04/15/19                                       175             187
   FHLMC CMO, Ser 1611, Cl Z
     6.500%, 11/15/23                                    14,327          15,034
   FHLMC CMO, Ser 1983, Cl Z
     6.500%, 12/15/23                                     2,152           2,221
   FHLMC CMO, Ser 2043, Cl CJ
     6.500%, 04/15/28                                     3,579           3,720
   FHLMC CMO, Ser 2277, Cl B
     7.500%, 01/15/31                                       615             630
   FHLMC CMO, Ser 2389, Cl CD
     6.000%, 03/15/16                                     3,320           3,358
   FHLMC CMO, Ser 2399, Cl XG
     6.500%, 01/15/32                                     7,045           7,373
   FHLMC CMO, Ser 2542, Cl ES
     5.000%, 12/15/17                                     2,316           2,322
   FHLMC CMO, Ser 2544, Cl IW, IO
     5.500%, 03/15/26                                     1,614              27
   FHLMC CMO, Ser 2558, Cl BD
     5.000%, 01/15/18                                     1,785           1,786
   FHLMC CMO, Ser 2583, Cl TD
     4.500%, 12/15/13                                     1,640           1,639

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC CMO, Ser 2590, Cl NU
     5.000%, 06/15/17                             $       1,305   $       1,321
   FHLMC CMO, Ser 2603, Cl KT
     4.750%, 07/15/14                                       787             787
   FHLMC CMO, Ser 2614, Cl TD
     3.500%, 05/15/16                                       844             827
   FHLMC CMO, Ser 2623, Cl AJ
     4.500%, 01/01/08                                     1,309           1,301
   FHLMC CMO, Ser 2631, Cl MT
     3.500%, 01/15/22                                       264             264
   FHLMC CMO, Ser 2632, Cl NE
     4.000%, 06/15/13                                     2,534           2,491
   FHLMC CMO, Ser 2645, Cl MK
     3.500%, 07/15/22                                       623             621
   FHLMC CMO, Ser 2672, Cl HA
     4.000%, 09/15/16                                       708             698
   FHLMC CMO, Ser 2694, Cl QG
     4.500%, 01/15/29                                     1,761           1,740
   FHLMC CMO, Ser 2725, Cl PC
     4.500%, 05/15/28                                       664             661
   FHLMC CMO, Ser 2727, Cl PE
     4.500%, 07/15/32                                     5,698           5,524
   FHLMC CMO, Ser 2727, Cl PW
     3.570%, 06/15/29                                       126             124
   FHLMC CMO, Ser 2733, Cl ME
     5.000%, 01/15/34                                     5,995           5,657
   FHLMC CMO, Ser 2780, Cl TB
     3.000%, 12/15/24                                       959             946
   FHLMC CMO, Ser 2809, Cl HX, IO
     6.000%, 10/15/24                                       939              10
   FHLMC CMO, Ser 2841, Cl BD
     4.000%, 01/01/08                                     1,139           1,120
   FHLMC CMO, Ser 2945, Cl SA (F)
     3.244%, 01/15/08                                     5,734           5,628
   FHLMC CMO, Ser 2975, Cl EA
     5.000%, 01/01/08                                       996           1,000
   FHLMC CMO, Ser 3017, Cl TA
     4.500%, 08/15/35                                     2,029           2,005
   FHLMC CMO, Ser 3020, Cl MA
     5.500%, 04/15/27                                     2,206           2,226
   FHLMC CMO, Ser 3034, Cl EH
     5.500%, 12/15/34                                     1,830           1,863
   FHLMC CMO, Ser 3035, Cl PA
     5.500%, 09/15/35                                       517             528
   FHLMC CMO, Ser 3062, Cl LC
     5.500%, 11/15/28                                     1,258           1,275
   FHLMC CMO, Ser 3075, Cl PA
     5.500%, 07/15/25                                       820             826
   FHLMC CMO, Ser 3078, Cl PA
     5.500%, 07/15/24                                     1,077           1,084
   FHLMC CMO, Ser 3104, Cl QC
     5.000%, 09/15/31                                     1,199           1,187
   FHLMC CMO, Ser 3135, Cl JA
     6.000%, 09/15/27                                     3,114           3,159
   FHLMC CMO, Ser 3138, Cl PA
     5.500%, 02/15/27                                     2,296           2,322
   FHLMC CMO, Ser 3151, Cl PA
     6.000%, 01/01/08                                     2,434           2,468
   FHLMC CMO, Ser 3164, Cl NA
     6.000%, 01/01/08                                     2,364           2,399
   FHLMC CMO, Ser 3164, Cl NC
     6.000%, 12/15/32                                     1,080           1,107
   FHLMC CMO, Ser 3167, Cl QA
     6.000%, 10/15/26                                     6,083           6,175
   FHLMC CMO, Ser 3171, Cl NE
     6.000%, 01/01/08                                     1,206           1,224


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Core Fixed Income Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC CMO, Ser 3173, Cl PH
     6.000%, 09/15/27                             $       2,233   $       2,268
   FHLMC CMO, Ser 3177, Cl PA
     6.000%, 01/01/08                                       326             331
   FHLMC CMO, Ser 3178, Cl MA
     6.000%, 10/15/26                                     1,755           1,780
   FHLMC CMO, Ser 3184, Cl PA
     5.500%, 02/15/27                                       363             368
   FHLMC CMO, Ser 3192, Cl GA
     6.000%, 03/15/27                                     1,929           1,958
   FHLMC CMO, Ser 3205, Cl PC
     6.000%, 09/15/32                                     2,245           2,320
   FHLMC CMO, Ser 3216, Cl NA
     6.000%, 05/15/28                                     1,705           1,733
   FHLMC CMO, Ser 3268, Cl HC
     5.000%, 12/15/32                                       957             938
   FHLMC CMO, Ser 3279, Cl PA
     5.500%, 02/15/23                                     1,479           1,495
   FHLMC CMO, Ser 3288, Cl PA
     5.500%, 05/15/29                                     2,640           2,678
   FHLMC CMO, Ser 3289, Cl PB
     5.000%, 11/15/29                                     1,241           1,249
   FHLMC CMO, Ser 3298, Cl VB
     5.000%, 11/15/25                                     1,046             996
   FHLMC CMO, Ser 3312, Cl AP
     5.500%, 11/15/25                                     1,108           1,124
   FHLMC CMO, Ser 3316, Cl HA
     5.000%, 07/15/35                                     3,361           3,346
   FHLMC CMO, Ser 3316, Cl PB
     5.500%, 03/15/31                                       656             665
   FHLMC CMO, Ser 3325, Cl JL
     5.500%, 06/15/37                                     4,212           4,265
   FHLMC CMO, Ser 3326, Cl PC
     5.500%, 08/15/32                                       618             618
   FHLMC CMO, Ser 3347, Cl PA
     5.000%, 06/15/28                                     2,004           2,013
   FHLMC CMO, Ser 3347, Cl PD
     5.000%, 09/15/35                                     1,924           1,830
   FHLMC CMO, Ser 3351, Cl PK
     5.500%, 01/15/32                                     4,041           4,118
   FHLMC CMO, Ser 3372, Cl BD
     4.500%, 10/15/22                                     1,188           1,130
   FHLMC CMO, Ser 3790. Cl TN
     4.000%, 05/15/24                                     1,398           1,278
   FHLMC TBA
     6.000%, 01/01/23                                     4,500           4,600
     5.500%, 01/01/38                                    50,000          49,937
     5.000%, 01/01/38                                     5,400           5,268
   FNMA
     8.000%, 10/01/15                                        26              27
     7.000%, 09/01/26 to 12/01/37                        10,223          10,689
     6.500%, 05/01/17 to 10/01/37                        35,044          36,048
     6.000%, 05/01/21 to 11/01/37                       135,591         137,763
     5.500%, 06/01/14 to 08/01/37                       182,486         183,334
     5.000%, 10/01/18 to 11/01/36                        97,221          96,594
     4.500%, 06/01/13 to 08/01/35                        32,645          31,781
     4.495%, 04/01/09                                     1,405           1,403
     4.000%, 07/01/18 to 03/01/36                        30,681          28,887
   FNMA ARM (B)
     7.022%, 11/01/35                                     2,082           2,143
     6.982%, 01/01/08                                     2,064           2,126
     6.920%, 10/01/35                                     9,900          10,195
     6.915%, 01/01/08                                     2,124           2,187
     6.905%, 10/01/35                                     6,651           6,849

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
     6.901%, 11/01/35                             $       4,483   $       4,616
     6.899%, 01/01/08                                     2,127           2,190
     6.898%, 01/01/08                                     2,054           2,115
     6.444%, 07/01/36                                     1,579           1,621
     6.062%, 08/01/37                                     3,475           3,559
     6.000%, 09/01/37                                     1,366           1,390
     5.952%, 01/01/37                                     1,962           2,002
     5.900%, 09/01/37                                     2,413           2,457
     5.858%, 02/01/37                                     9,026           9,209
     5.842%, 06/01/37                                     1,822           1,860
     5.820%, 04/01/37                                     2,564           2,635
     5.818%, 05/01/37                                     1,212           1,236
     5.794%, 01/01/37                                     5,436           5,532
     5.766%, 08/01/37                                     1,710           1,738
     5.746%, 04/01/36                                     1,054           1,077
     5.740%, 12/01/37                                    11,800          12,025
     5.705%, 05/01/37                                     5,236           5,315
     5.703%, 05/01/37                                     2,970           3,023
     5.642%, 01/01/08                                    15,156          15,338
     5.635%, 02/01/36                                       693             701
     5.632%, 01/01/08                                       790             801
     5.614%, 05/01/37                                     1,438           1,457
     5.500%, 06/01/36                                     1,901           1,926
     5.193%, 11/01/36                                       663             657
     5.082%, 10/01/36                                     1,852           1,859
   FNMA CMO STRIPS, Ser 359, Cl 6, IO
     5.000%, 11/01/35                                     1,311             297
   FNMA CMO STRIPS, Ser 360, Cl 2, IO
     5.000%, 08/01/35                                    31,969           7,825
   FNMA CMO STRIPS, Ser 365, Cl 2, IO
     5.000%, 02/01/36                                     1,254             294
   FNMA CMO STRIPS, Ser 365, Cl 4, IO
     5.000%, 04/01/36                                     1,345             312
   FNMA CMO, Ser 1999-11, Cl Z
     5.500%, 03/25/29                                     6,805           6,693
   FNMA CMO, Ser 2001-T11, Cl B
     5.503%, 01/01/08                                       620             639
   FNMA CMO, Ser 2001-T2, Cl B
     6.022%, 11/25/10                                     4,500           4,671
   FNMA CMO, Ser 2002-94, Cl BJ, IO
     5.500%, 04/25/16                                       446              13
   FNMA CMO, Ser 2002-T11, Cl A
     4.768%, 04/25/12                                       188             189
   FNMA CMO, Ser 2003-108, Cl BE
     4.000%, 11/25/18                                       706             669
   FNMA CMO, Ser 2003-123, Cl AB
     4.000%, 10/25/16                                     2,034           2,000
   FNMA CMO, Ser 2003-15, Cl CH
     4.000%, 01/01/08                                       768             755
   FNMA CMO, Ser 2003-16, Cl PN
     4.500%, 01/01/08                                     1,045           1,043
   FNMA CMO, Ser 2003-24, Cl LC
     5.000%, 12/25/15                                       549             550
   FNMA CMO, Ser 2003-3, Cl HJ
     5.000%, 02/25/18                                     1,156           1,156
   FNMA CMO, Ser 2003-30, Cl ET
     3.500%, 08/25/16                                     2,033           1,993
   FNMA CMO, Ser 2003-33, Cl CH
     4.000%, 01/01/08                                     1,589           1,563
   FNMA CMO, Ser 2003-92, Cl PC
     4.500%, 05/25/15                                     1,909           1,911
   FNMA CMO, Ser 2003-T1, Cl A
     3.807%, 11/25/12                                       584             578
   FNMA CMO, Ser 2004-34, Cl PL
     3.500%, 05/25/14                                       789             781


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Core Fixed Income Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FNMA CMO, Ser 2004-4, Cl CA
     4.000%, 09/25/17                             $       1,240   $       1,222
   FNMA CMO, Ser 2004-6, Cl CA
     4.000%, 06/25/17                                     1,126           1,108
   FNMA CMO, Ser 2004-81, Cl AG
     4.000%, 03/25/18                                     1,501           1,478
   FNMA CMO, Ser 2005-20, Cl QD
     5.000%, 03/25/28                                     2,800           2,811
   FNMA CMO, Ser 2005-38, Cl CD
     5.000%, 06/25/19                                     1,343           1,348
   FNMA CMO, Ser 2005-57, Cl EG (F)
     5.083%, 01/25/08                                     3,408           3,383
   FNMA CMO, Ser 2005-58, Cl MA
     5.500%, 07/25/35                                       876             893
   FNMA CMO, Ser 2005-92, Cl NM
     3.500%, 04/25/13                                       820             814
   FNMA CMO, Ser 2006-10, Cl FD (F)
     5.215%, 01/25/08                                     4,842           4,809
   FNMA CMO, Ser 2006-18, Cl PA
     5.500%, 01/25/26                                     1,553           1,566
   FNMA CMO, Ser 2006-31, Cl PA
     5.500%, 11/25/26                                     1,711           1,728
   FNMA CMO, Ser 2006-34, Cl PA
     6.000%, 05/25/27                                     3,385           3,423
   FNMA CMO, Ser 2006-41, Cl MA
     5.500%, 04/25/24                                       608             611
   FNMA CMO, Ser 2006-53, Cl PA
     5.500%, 12/25/26                                       521             526
   FNMA CMO, Ser 2006-55, Cl PA
     6.000%, 05/25/26                                     1,766           1,788
   FNMA CMO, Ser 2006-64, Cl PA
     5.500%, 01/01/08                                     1,102           1,117
   FNMA CMO, Ser 2006-80, Cl PB
     6.000%, 01/01/08                                     3,526           3,575
   FNMA CMO, Ser 2007-109, Cl VB
     5.000%, 05/25/28                                     1,817           1,734
   FNMA CMO, Ser 2007-113, Cl DB
     4.500%, 12/25/22                                     1,522           1,424
   FNMA CMO, Ser 2007-27, Cl KA
     5.750%, 09/25/33                                       843             856
   FNMA CMO, Ser 2007-30, Cl MA
     4.250%, 02/25/37                                     3,664           3,602
   FNMA CMO, Ser 2007-39, Cl NA
     4.250%, 01/25/37                                     3,299           3,243
   FNMA CMO, Ser 2007-62, Cl PA
     6.000%, 03/25/29                                     1,184           1,203
   FNMA CMO, Ser 2007-80, Cl TA
     6.000%, 09/25/26                                     2,181           2,214
   FNMA CMO, Ser 2007-81, Cl AE
     6.000%, 08/25/28                                     1,290           1,312
   FNMA CMO, Ser 34, Cl QJ
     4.500%, 01/25/16                                     2,522           2,521
   FNMA CMO, Ser 45, Cl BA
     4.500%, 11/25/14                                        99              99
   FNMA CMO, Ser 45, Cl NW
     5.500%, 01/25/35                                     1,839           1,826
   FNMA CMO, Ser 60, Cl PA
     5.500%, 04/25/34                                       982             994
   FNMA CMO, Ser 81, Cl PA
     6.000%, 02/25/29                                       447             455
   FNMA TBA
     6.500%, 01/01/38                                   100,511         103,306
     6.000%, 02/01/19 to 01/01/38                        27,547          28,158
     5.500%, 01/01/19 to 01/01/38                       163,059         162,862
     5.000%, 01/01/19 to 01/01/38                       239,107         233,150

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
     4.500%, 01/01/38                             $       3,500   $       3,312
     8.000%, 11/15/29 to 11/15/30                           171             185
   GNMA
     7.500%, 03/15/29 to 01/15/32                           500             534
     7.000%, 08/15/13                                       123             128
     6.500%, 04/15/24 to 09/15/35                        17,733          18,377
     6.000%, 03/15/14 to 11/15/35                        58,430          59,891
     5.000%, 05/15/33 to 10/15/35                         6,259           6,169
   GNMA ARM
     6.500%, 02/20/34                                     1,442           1,462
     6.000%, 06/20/35                                       847             855
     5.625%, 08/20/34                                       846             849
     5.500%, 01/20/36                                       461             464
     5.000%, 02/20/36                                     1,313           1,321
     4.750%, 01/01/08 to 12/20/33                        19,434          19,452
     4.500%, 05/20/36                                     8,345           8,375
     4.000%, 02/20/34 to 03/20/36                         2,403           2,415
   GNMA CMO, Ser 2001-18, Cl WH (F)
     9.572%, 01/20/08                                       348             397
   GNMA CMO, Ser 2002-51, Cl SG (F)
     11.960%, 01/20/08                                      316             359
   GNMA CMO, Ser 2003-58, Cl LG, IO
     5.500%, 05/17/29                                     4,036             104
   GNMA CMO, Ser 2003-86, Cl LC, IO
     5.500%, 10/20/27                                       874               6
   GNMA CMO, Ser 2003-86, Cl ZK
     5.000%, 10/20/33                                     9,233           8,638
   GNMA CMO, Ser 2004-80, Cl IP, IO
     5.500%, 07/20/34                                     5,564             366
   GNMA CMO, Ser 2006-3, Cl A
     4.212%, 01/16/28                                       574             569
   GNMA CMO, Ser 2006-37, Cl JG
     5.000%, 07/20/36                                       879             839
   GNMA CMO, Ser 2006-8, Cl A
     3.942%, 08/16/25                                       813             804
   GNMA CMO, Ser 2007-7, Cl PG
     5.000%, 02/16/37                                     6,198           5,893
   GNMA TBA
     6.500%, 01/22/33 to 02/19/34                        29,140          30,050
     6.000%, 01/01/34 to 01/01/38                         7,900           8,083
                                                                  --------------
                                                                      2,133,331
                                                                  --------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 17.9%
   Adjustable Rate Mortgage NIM
     Trust, Ser 2005-4, Cl A
     5.500%, 12/27/35                                       120              36
   Adjustable Rate Mortgage Trust,
     Ser 2005-8, Cl 4A11 (F)
     5.436%, 01/01/08                                    11,310          11,320
   American Home Mortgage Investment
     Trust, Ser 2004-1, Cl 4A (F)
     3.280%, 01/25/08                                       501             493
   American Home Mortgage Investment
     Trust, Ser 2004-4, Cl 4A (F)
     4.390%, 01/01/08                                     2,268           2,175
   American Home Mortgage Investment
     Trust, Ser 2005-1, Cl 6A (F)
     5.294%, 01/25/08                                     6,663           6,647
   American Home Mortgage Investment
     Trust, Ser 2005-4, Cl 5A (F)
     5.350%, 01/25/08                                     6,035           6,019
   American Tower Trust,
     Ser 2007-1A, Cl AFX
     5.420%, 04/15/37                                     1,749           1,718


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Core Fixed Income Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Banc of America Commercial Mortgage
     Securities, Ser 2002-PB2, Cl B
     6.309%, 06/11/35                             $         659   $         695
   Banc of America Commercial Mortgage
     Securities, Ser 2003-1, Cl A2
     4.648%, 01/01/08                                       723             715
   Banc of America Commercial Mortgage
     Securities, Ser 2004-1, Cl A4
     4.760%, 11/10/39                                       794             786
   Banc of America Commercial Mortgage
     Securities, Ser 2004-2, Cl A5
     4.580%, 01/01/08                                       294             288
   Banc of America Commercial Mortgage
     Securities, Ser 2005-3, Cl A4
     4.668%, 07/10/43                                    11,300          10,775
   Banc of America Commercial Mortgage
     Securities, Ser 2005-4, Cl A5A
     4.933%, 01/01/08                                       290             281
   Banc of America Commercial Mortgage
     Securities, Ser 2005-5, Cl A4 (F)
     5.115%, 10/10/45                                     2,415           2,380
   Banc of America Commercial Mortgage
     Securities, Ser 2005-6, Cl A4 (F)
     5.181%, 01/01/08                                     2,079           2,070
   Banc of America Commercial Mortgage
     Securities, Ser 2006-2, Cl A1
     5.611%, 05/10/45                                     2,373           2,395
   Banc of America Commercial Mortgage
     Securities, Ser 2006-4, Cl AM
     5.675%, 07/10/46                                     8,370           8,368
   Banc of America Commerical
     Mortgage, Ser 2007-3, Cl A4 (F)
     5.838%, 06/10/49                                    12,260          12,534
   Banc of America Funding,
     Ser 2003-1, Cl A1
     6.000%, 05/20/33                                       104             104
   Banc of America Funding,
     Ser 2005-B, Cl 2A1 (F)
     5.097%, 01/01/08                                     5,765           5,783
   Banc of America Mortgage
     Securities, Ser 2003-1, Cl 2A4
     5.000%, 02/25/18                                     5,265           5,241
   Bear Stearns Adjustable Rate Mortgage
     Trust, Ser 2004-2, Cl 24A (F)
     5.319%, 01/01/08                                     5,524           5,361
   Bear Stearns Commercial Mortgage
     Securities, Ser 2000-WF1, Cl A2 (F)
     7.780%, 02/15/32                                     3,854           4,042
   Bear Stearns Commercial Mortgage
     Securities, Ser 2004-ESA, Cl C
     4.937%, 05/14/16                                     2,426           2,458
   Bear Stearns Commercial Mortgage
     Securities, Ser 2004-PWR6, Cl A6
     4.825%, 11/11/41                                       333             330
   Bear Stearns Commercial Mortgage
     Securities, Ser 2005-T18, Cl A4 (F)
     4.933%, 01/01/08                                     1,318           1,278
   Bear Stearns Commercial Mortgage
     Securities, Ser 2007-PW15, Cl A3
     5.309%, 02/11/44                                     1,325           1,317
   Bear Stearns Structured Products,
     Ser 2007-R10, Cl A1 (F)
     5.206%, 01/26/08                                    16,949          16,822

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Bear Stearns Structured Products,
     Ser 2007-R11, Cl A1A (F)
     6.021%, 01/25/08                             $      18,376   $      18,007
   Chase Commercial Mortgage
     Securities, Ser 2000-3, Cl A2
     7.319%, 10/15/32                                     2,575           2,714
   Chase Mortgage Finance,
     Ser 2005-A1, Cl 2A3 (F)
     5.237%, 01/01/08                                    12,400          12,403
   Citigroup Commercial Mortgage
     Trust, Ser 2004-CA, Cl C (F)
     5.356%, 01/01/08                                       774             775
   Citigroup Mortgage Loan Trust,
     Ser 2005-11, Cl A3 (F)
     4.900%, 01/01/08                                    10,490          10,109
   Commercial Mortgage Asset Trust,
     Ser 1999-C2, Cl A2 (F)
     7.546%, 11/17/32                                     5,116           5,276
   Commercial Mortgage Pass-Through
     Certificate, Ser 1999-1, Cl E (F)
     7.088%, 01/01/08                                     2,734           2,773
   Commercial Mortgage Pass-Through
     Certificate, Ser 2000-C1, Cl C (F)
     7.706%, 08/15/33                                       391             417
   Commercial Mortgage Pass-Through
     Certificate, Ser 2004-LB3A, Cl B (F)
     5.283%, 01/01/08                                     1,172           1,169
   Commercial Mortgage Pass-Through
     Certificate, Ser 2005-C6, Cl A3
     5.144%, 01/10/08                                    12,000          11,936
   Commercial Mortgage Pass-Through
     Certificate, Ser 2005-LP5, Cl A4 (F)
     4.982%, 01/01/08                                     3,328           3,234
   Commercial Mortgage Pass-Through
     Certificates, Ser 2004-LB2A, Ser A4
     4.715%, 03/10/39                                       552             545
   Countrywide Alternative Loan Trust,
     Ser 2003-20CB, Cl 1A1
     5.500%, 10/25/33                                     1,726           1,713
   Countrywide Alternative Loan Trust,
     Ser 2004-J1, Cl 1A1
     6.000%, 02/25/34                                       944             938
   Countrywide Alternative Loan Trust,
     Ser 2005-27, Cl 3A2 (F)
     5.963%, 01/01/08                                       693             641
   Countrywide Alternative Loan Trust,
     Ser 2005-56, Cl 4A1 (F)
     5.175%, 01/25/08                                     8,965           8,522
   Countrywide Alternative Loan Trust,
     Ser 2005-59, Cl 1A1 (F)
     5.118%, 01/20/08                                    10,730          10,033
   Countrywide Alternative Loan Trust,
     Ser 2005-59, Cl 2X, IO (E)
     2.368%, 01/01/08                                    21,970             818
   Countrywide Alternative Loan Trust,
     Ser 2006-OA2, Cl X1P, IO (H)
     2.778%, 01/01/08                                    35,581           1,690
   Countrywide Alternative Loan Trust,
     Ser 2006-OC6, Cl 2A1 (F)
     4.935%, 01/25/08                                     2,016           2,013
   Countrywide Home Loans,
     Ser 2005-HY10, Cl 1A1 (F)
     5.294%, 01/01/08                                     2,384           2,398
   Countrywide Home Loans,
     Ser 2005-HYB9, Cl 1A1 (F)
     5.150%, 01/01/08                                     1,359           1,372


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Core Fixed Income Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Home Loans,
     Ser 2005-HYB9, Cl 1A2 (F)
     5.150%, 01/01/08                             $         295   $         293
   Countrywide Home Loans,
     Ser 2005-R3, Cl AF (F)
     5.265%, 01/25/08                                     6,682           6,488
   Countrywide Home Loans,
     Ser 2006-HYB1, Cl 1A1 (F)
     5.357%, 01/20/08                                     3,212           3,172
   Credit Suisse First Boston Mortgage
     Securities, Ser 1998-C2, Cl A2
     6.300%, 11/15/30                                     9,175           9,229
   Credit Suisse First Boston Mortgage
     Securities, Ser 2001-CF2, Cl A4
     6.505%, 02/15/34                                     1,088           1,137
   Credit Suisse First Boston Mortgage
     Securities, Ser 2001-CKN5, Cl A4
     5.435%, 09/15/34                                     1,216           1,239
   Credit Suisse First Boston Mortgage
     Securities, Ser 2002-CKN2, Cl A3
     6.133%, 04/15/37                                     1,360           1,425
   Credit Suisse First Boston Mortgage
     Securities, Ser 2002-CKS4, Cl A2
     5.183%, 11/15/36                                    18,606          18,834
   Credit Suisse First Boston Mortgage
     Securities, Ser 2003-AR24, Cl 2A4 (F)
     4.027%, 01/01/08                                    10,227          10,185
   Credit Suisse First Boston Mortgage
     Securities, Ser 2003-C4, Cl A4 (F)
     5.137%, 08/15/36                                     1,339           1,351
   Credit Suisse First Boston Mortgage
     Securities, Ser 2003-C5, Cl A4 (F)
     4.900%, 12/15/36                                     2,140           2,133
   Credit Suisse First Boston Mortgage
     Securities, Ser 2003-CK2, Cl A4
     4.801%, 03/15/36                                       537             534
   Credit Suisse First Boston Mortgage
     Securities, Ser 2004-C2, Cl A2 (F)
     5.416%, 01/01/08                                     2,574           2,630
   Credit Suisse First Boston Mortgage
     Securities, Ser 2004-C3, Cl A5 (F)
     5.113%, 07/15/36                                     1,134           1,140
   Credit Suisse First Boston Mortgage
     Securities, Ser 2004-C5, Cl A4
     4.829%, 01/15/08                                     1,815           1,792
   Credit Suisse First Boston Mortgage
     Securities, Ser 2005-C1, Cl AAB
     4.815%, 01/01/08                                       589             583
   Credit Suisse First Boston Mortgage
     Securities, Ser 2005-C2, Cl A4
     4.832%, 04/15/37                                       588             566
   Criimi Mae Commercial Mortgage,
     Ser 1998-C1, Cl A2
     7.000%, 06/02/33                                     1,245           1,254
   DLJ Commercial Mortgage,
     Ser 1999-CG1, Cl A1B
     6.460%, 03/10/32                                     4,678           4,734
   DSLA Mortgage Loan Trust,
     Ser 2004-AR2, Cl A2B (F)
     5.365%, 01/19/08                                     3,952           3,780
   DSLA Mortgage Loan Trust,
     Ser 2004-AR3, Cl B2 (F)
     6.065%, 01/20/08                                       679             534
   FFCA Secured Lending,
     Ser 1999-1A, IO (F) (H)
     1.424%, 01/01/08                                     9,169             347

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   First Union National Bank, Ser
     2001-C4, Cl B
     6.417%, 12/12/33                             $         809   $         855
   First Union-Lehman Brothers
     Commercial Mortgage,
     Ser 1998-C2, Cl A2
     6.560%, 11/18/35                                     2,045           2,044
   Fund America Investors,
     Ser 1993-A, Cl A2 (F)
     6.677%, 01/01/08                                       322             321
   GE Capital Commercial Mortgage,
     Ser 2001-2, Cl A3
     6.030%, 08/11/33                                       695             705
   GE Capital Commercial Mortgage,
     Ser 2002-1A, Cl A3 (J)
     6.269%, 12/10/35                                     5,610           5,907
   GE Capital Commercial Mortgage,
     Ser 2002-3A, Cl A2
     4.996%, 12/10/37                                    12,500          12,603
   GE Capital Commercial Mortgage,
     Ser 2004-C1, Cl A3
     4.596%, 11/10/38                                     1,678           1,648
   GE Capital Commercial Mortgage,
     Ser 2004-C3, Cl A4 (F)
     5.189%, 01/01/08                                     2,067           2,088
   GE Capital Commercial Mortgage,
     Ser 2005-C3, Cl A7A (F)
     4.974%, 01/01/08                                     2,767           2,696
   GE Capital Commercial Mortgage,
     Ser 2005-C4, Cl A3A (F)
     5.333%, 01/01/08                                    13,025          13,086
   GE Capital Commercial Mortgage,
     Ser 2006-C1, Cl A3 (F)
     5.339%, 01/01/08                                     2,845           2,849
   GE Capital Commercial Mortgage,
     Ser 2007-C1, Cl A4
     5.543%, 01/01/08                                     1,510           1,527
   GMAC Commercial Mortgage
     Securities, Ser 1998-C1, Cl A2
     6.700%, 05/15/30                                     2,467           2,464
   GMAC Commercial Mortgage
     Securities, Ser 1999-C2, Cl A2
     6.945%, 09/15/33                                       232             237
   GMAC Commercial Mortgage
     Securities, Ser 2001-C1, Cl A2
     6.278%, 11/15/39                                       121             127
   GMAC Commercial Mortgage
     Securities, Ser 2002-C3, Cl A2
     4.930%, 07/10/39                                     1,394           1,398
   GMAC Commercial Mortgage
     Securities, Ser 2004-C1, Cl A1
     3.118%, 03/10/38                                       359             356
   GMAC Commercial Mortgage
     Securities, Ser 2004-C2, Cl A1
     3.896%, 08/10/38                                       126             125
   GMAC Commercial Mortgage
     Securities, Ser 2006-C1, Cl A4 (F)
     5.238%, 01/01/08                                     4,800           4,768
   GS Mortgage Securities, Ser 1998-
     C1, Cl B
     6.970%, 10/18/30                                     1,189           1,198
   GS Mortgage Securities, Ser 1998-
     GLII, Cl A2
     6.562%, 04/13/31                                     1,298           1,298


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Core Fixed Income Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   GS Mortgage Securities,
     Ser 2004-GG2, Cl A6 (F)
     5.396%, 08/10/38                             $       1,098   $       1,121
   GS Mortgage Securities,
     Ser 2005-GG4, Cl A4A
     4.751%, 07/10/39                                     6,500           6,231
   GS Mortgage Securities,
     Ser 2005-GG4, Cl AABA
     4.680%, 07/10/39                                       350             341
   GS Mortgage Securities,
     Ser 2006-GG6, Cl AM (F)
     5.622%, 04/10/38                                     4,300           4,293
   GS Mortgage Securities,
     Ser 2007-GG10, Cl A4 (F)
     5.799%, 01/01/08                                    11,575          11,972
   GSMPS Mortgage Loan Trust,
     Ser 1998-1, Cl A (F)
     8.000%, 09/19/27                                        87              94
   GSR Mortgage Loan Trust,
     Ser 2003-13, Cl 1A1 (F)
     4.497%, 01/01/08                                     7,205           7,016
   General Electric Capital Assurance,
     Ser 2003-1, Cl A4 (F)
     5.254%, 05/12/35                                     7,530           7,635
   Greenwich Capital Commercial
     Funding, Ser 2005-GG3, Cl AAB
     4.619%, 08/10/42                                     6,305           6,182
   HSI Asset Securitization Trust,
     Ser 2005-NC1, Cl 2A4 (F)
     5.109%, 01/25/08                                       903             873
   Harborview Mortgage Loan Trust,
     Ser 2005-01, Cl X, IO (E) (H)
     1.446%, 01/01/08                                    16,391             295
   Harborview Mortgage Loan Trust,
     Ser 2005-10, Cl X, IO (F) (H)
     1.825%, 01/01/08                                    25,918             713
   Harborview Mortgage Loan Trust,
     Ser 2005-12, Cl X2B, IO (F) (H)
     1.583%, 01/01/08                                    23,195             428
   Harborview Mortgage Loan Trust,
     Ser 2007-3, Cl 2A1A (F)
     5.165%, 01/19/08                                    15,890          15,359
   Heller Financial Commercial
     Mortgage, Ser 1999-PH1, Cl C (F)
     6.853%, 01/15/08                                       250             255
   Impac Secured Assets CMO Owners
     Trust, Ser 2006-3, Cl A4 (F)
     4.879%, 01/27/08                                     5,971           5,871
   Impac Secured Assets CMO Owners
     Trust, Ser 2007-1, Cl A1 (F)
     4.849%, 01/25/08                                    17,222          17,180
   Indymac INDA Mortgage Loan
     Trust, Ser 2005-AR2, Cl 1A1 (F)
     4.887%, 01/01/08                                       606             606
   Indymac INDA Mortgage Loan
     Trust, Ser 2007-AR7, Cl 1A1 (F)
     6.867%, 11/01/37                                     2,367           2,382
   Indymac Index Mortgage Loan Trust,
     Ser 2004-AR12, Cl AX2, IO (E) (H)
     0.676%, 01/01/08                                     9,143             170
   JP Morgan Chase Commercial
     Mortgage, Ser 2007-CB18, Cl A4
     5.440%, 01/01/08                                    11,000          11,044

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   JP Morgan Chase Commercial
     Mortgage, Ser 2007-LD11, Cl AM (F)
     5.819%, 01/01/08                             $       3,836   $       3,870
   JPMorgan Chase Commercial
     Mortgage, Ser 2000-C10, Cl A2 (F)
     7.371%, 08/15/32                                       924             965
   JPMorgan Chase Commercial
     Mortgage, Ser 2001-C1, Cl A3
     5.857%, 10/12/35                                       532             551
   JPMorgan Chase Commercial
     Mortgage, Ser 2001-CIB2, Cl A3
     6.429%, 04/15/35                                     5,170           5,433
   JPMorgan Chase Commercial
     Mortgage, Ser 2002-C2, Cl A2
     5.050%, 12/12/34                                     3,215           3,241
   JPMorgan Chase Commercial
     Mortgage, Ser 2002-CIB5, Cl A2
     5.161%, 10/12/37                                       590             597
   JPMorgan Chase Commercial
     Mortgage, Ser 2003-CB7, Cl A4 (F)
     4.879%, 01/12/08                                     1,485           1,479
   JPMorgan Chase Commercial
     Mortgage, Ser 2003-PM1A, Cl A4 (F)
     5.326%, 08/12/40                                       184             187
   JPMorgan Chase Commercial
     Mortgage, Ser 2004-C3, Ser A5
     4.878%, 01/15/42                                       683             675
   JPMorgan Chase Commercial
     Mortgage, Ser 2005-CB11, Cl ASB (F)
     5.201%, 08/12/37                                       878             879
   JPMorgan Chase Commercial
     Mortgage, Ser 2005-CB12, Cl A4
     4.895%, 09/12/37                                       680             658
   JPMorgan Chase Commercial
     Mortgage, Ser 2005-CB13, Cl AM (F)
     5.335%, 01/01/08                                       582             572
   JPMorgan Chase Commercial
     Mortgage, Ser 2005-LDP2, Cl A1
     4.334%, 07/15/42                                        92              91
   JPMorgan Chase Commercial
     Mortgage, Ser 2005-LDP2, Cl A4
     4.738%, 07/15/42                                       554             531
   JPMorgan Chase Commercial
     Mortgage, Ser 2005-LDP3, Cl A1
     4.655%, 08/15/42                                       323             320
   JPMorgan Chase Commercial
     Mortgage, Ser 2005-LDP3, Cl ASB (F)
     4.893%, 08/15/42                                     1,171           1,156
   JPMorgan Chase Commercial
     Mortgage, Ser 2005-LDP4, Cl A4 (F)
     4.918%, 01/01/08                                     3,700           3,590
   JPMorgan Chase Commercial
     Mortgage, Ser 2006-CB16, Cl ASB
     5.523%, 05/12/45                                       606             613
   JPMorgan Chase Commercial
     Mortgage, Ser 2006-CB17, Cl ASB
     5.415%, 01/01/08                                     2,253           2,266
   JPMorgan Mortgage Trust, Ser
     2005-A3, Cl 11A2 (F)
     4.493%, 01/25/08                                    12,385          11,367
   JPMorgan Mortgage Trust, Ser
     2006-A2, Cl 2A2 (F)
     5.753%, 01/01/08                                    12,600          12,367


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Core Fixed Income Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   JPMorgan Mortgage Trust,
     Ser 2006-A3, Cl 3A4 (F)
     5.741%, 01/01/08                             $      13,560   $      13,265
   LB Commercial Conduit Mortgage
     Trust, Ser 1999-C2, Cl B
     7.425%, 10/15/32                                       378             395
   LB-UBS Commercial Mortgage
     Trust, Ser 2002-C2, Cl A4
     5.594%, 06/15/31                                     7,367           7,617
   LB-UBS Commercial Mortgage
     Trust, Ser 2003-C5, Cl A2
     3.478%, 07/15/27                                     1,000             991
   LB-UBS Commercial Mortgage
     Trust, Ser 2003-C8, Cl A4 (F)
     5.124%, 11/15/32                                       893             901
   LB-UBS Commercial Mortgage
     Trust, Ser 2005-C7, Cl AM (F)
     5.263%, 01/11/08                                       575             559
   LB-UBS Commercial Mortgage
     Trust, Ser 2007-C2, Cl AM (F)
     5.493%, 01/11/08                                     1,753           1,724
   MLCC Mortgage Investors,
     Ser 2004-B, Cl A3 (F)
     7.030%, 01/01/08                                     1,235           1,231
   Master Reperforming Loan Trust,
     Ser 2005-1, Cl 1A1
     6.000%, 08/25/34                                     4,564           4,590
   Master Seasoned Securities Trust,
     Ser 2004-2, Cl A2
     6.500%, 08/25/32                                     4,746           4,841
   Merrill Lynch Mortgage Investors
     Trust, Ser 2004-A1, Cl 4A (F)
     5.338%, 01/01/08                                     7,380           7,288
   Merrill Lynch Mortgage Trust,
     Ser 2004-BPC1, Cl A5 (F)
     4.855%, 10/12/41                                     2,431           2,407
   Merrill Lynch Mortgage Trust,
     Ser 2004-MKB1, Cl B (F)
     5.280%, 02/12/42                                       465             470
   Merrill Lynch Mortgage Trust,
     Ser 2005-CIP1, Cl AM (F)
     5.107%, 01/01/08                                       563             542
   Merrill Lynch Mortgage Trust,
     Ser 2005-LC1, Cl A4 (F)
     5.291%, 01/01/08                                     2,066           2,060
   Merrill Lynch Mortgage Trust,
     Ser 2005-MCP1, Cl A4 (F)
     4.747%, 06/12/43                                     3,780           3,620
   Merrill Lynch Mortgage Trust,
     Ser 2005-MKB2, Cl A4 (F)
     5.204%, 09/12/42                                       998             981
   Merrill Lynch/Countrywide
     Commercial Mortgage Trust,
     Ser 2006-4, Cl ASB (F)
     5.133%, 12/12/49                                     3,136           3,107
   Merrill Lynch/Countrywide
     Commercial Mortgage Trust,
     Ser 2007-5, Cl A4
     5.378%, 08/12/48                                     1,270           1,270
   Merrill Lynch/Countrywide
     Commercial Mortgage Trust,
     Ser 2007-6, Cl AM (F)
     5.526%, 01/01/08                                     2,411           2,375
   Morgan Stanley Capital I,
     Ser 2003-IQ5, Cl A4
     5.010%, 01/01/08                                     2,161           2,169

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Morgan Stanley Capital I,
     Ser 2004-HQ3, Cl A4
     4.800%, 01/13/41                             $       1,109   $       1,099
   Morgan Stanley Capital I,
     Ser 2004-HQ3, Cl D
     4.900%, 01/13/41                                       124             122
   Morgan Stanley Capital I,
     Ser 2004-T13, Cl B (F)
     4.760%, 09/13/45                                       578             571
   Morgan Stanley Capital I,
     Ser 2005-HQ5, Cl AAB
     5.037%, 01/14/42                                     1,700           1,693
   Morgan Stanley Capital I,
     Ser 2005-HQ6, Cl A4A
     4.989%, 08/13/42                                     5,600           5,451
   Morgan Stanley Capital I,
     Ser 2005-HQ7, Cl AAB (F)
     5.181%, 01/01/08                                     2,332           2,339
   Morgan Stanley Capital I,
     Ser 2007-IQ14, Cl A4 (F)
     5.692%, 04/15/49                                    13,680          13,944
   Morgan Stanley Dean Witter
     Capital, Ser 2000-LIFE, Cl A2 (F)
     7.570%, 11/15/36                                     3,001           3,130
   Morgan Stanley Dean Witter
     Capital, Ser 2001-TOP1, Cl A4
     6.660%, 02/15/33                                       939             983
   Morgan Stanley Dean Witter
     Capital, Ser 2001-TOP3, Cl A4
     6.390%, 06/15/11                                     1,277           1,336
   Morgan Stanley Dean Witter
     Capital, Ser 2001-TOP5, Cl A4
     6.390%, 10/15/35                                       163             172
   Morgan Stanley Dean Witter
     Capital, Ser 2002-IQ2, Cl A3
     5.520%, 12/15/35                                       782             788
   Morgan Stanley Mortgage Loan
     Trust, Ser 2007-6XS, Cl 2A1S (F)
     4.975%, 01/25/08                                       618             617
   Mortgage Capital Funding,
     Ser 1998-MC2, Cl A2
     6.423%, 06/18/30                                     1,974           1,971
   Residential Accredit Loans,
     Ser 2006-Q01, Cl 2A3 (F)
     5.265%, 01/27/08                                       737             668
   Residential Asset Mortgage
     Products, Ser 2004-SL1, Cl A8
     6.500%, 11/25/31                                     2,939           3,004
   Residential Asset Securitization
     Trust, Ser 2004-IP2, Cl 2A1 (F)
     5.254%, 01/01/08                                     3,411           3,416
   Salomon Brothers Mortgage
     Securities VII, Ser 2001-C2, Cl A3
     6.499%, 10/13/11                                     5,750           6,044
   Salomon Brothers Mortgage Securities
     VII, Ser 2002-KEY2, Cl A2
     4.467%, 03/18/36                                     1,204           1,198
   Structured Adjustable Rate Mortgage
     Loan, Ser 2005-19X S, Cl 1A1 (F)
     5.185%, 01/26/08                                     2,411           2,283
   Structured Adjustable Rate Mortgage
     Loan, Ser 2007-7, Cl 2AS2 (F)
     5.737%, 01/01/08                                    13,156          13,055
   Structured Asset Securities,
     Ser 2005-17, Cl 5A1
     5.500%, 01/01/08                                     3,683           3,654


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Core Fixed Income Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Thornburg Mortgage Securities
     Trust, Ser 2005-3, Cl 2A1 (F)
     5.105%, 01/25/08                             $      12,622   $      12,601
   Thornburg Mortgage Securities
     Trust, Ser 2006-1, Cl A3 (F)
     5.035%, 01/01/08                                    21,737          21,027
   Thornburg Mortgage Securities
     Trust, Ser 2006-3, Cl A2 (F)
     4.894%, 01/25/08                                    13,440          13,364
   Thornburg Mortgage Securities
     Trust, Ser 2006-3, Cl A3 (F)
     4.899%, 01/25/08                                    14,110          14,032
   Thornburg Mortgage Securities
     Trust, Ser 2007-4, Cl 2A1 (F)
     6.240%, 08/30/37                                     7,263           7,288
     6.220%, 01/01/08                                     6,713           6,653
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2002-C1A, Cl A4
     6.287%, 04/15/34                                     1,543           1,627
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2002-C2, Cl A4
     4.980%, 11/15/34                                     1,816           1,823
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2003-C5, Cl A2
     3.989%, 06/15/35                                       449             430
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2003-C5, Cl B
     4.107%, 06/15/35                                       833             799
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2003-C6, Cl A3 (F)
     4.957%, 08/15/35                                       737             741
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2003-C7, Cl A1
     4.241%, 10/15/35                                       376             373
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2003-C7, Cl A2 (F)
     5.077%, 01/01/08                                     1,690           1,699
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2003-C8, Cl A3
     4.445%, 11/15/35                                       839             834
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2003-C9, Cl A4 (F)
     5.012%, 12/15/35                                       566             567
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2003-C9, Cl B (F)
     5.109%, 01/01/08                                       334             336
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2004-C10, Cl A4
     4.748%, 02/15/41                                     3,684           3,638
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2004-C11, Cl B (F)
     5.306%, 01/01/08                                     1,511           1,501
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2004-C12, Cl A4 (F)
     5.233%, 01/01/08                                     1,509           1,537
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2004-C15, Cl B
     4.892%, 01/01/08                                       806             774
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2005-C19, Cl A6
     4.699%, 05/15/44                                       988             943
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2005-C20, Cl A7 (F)
     5.118%, 01/01/08                                     2,061           2,025

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2005-C21, Cl A4 (F)
     5.210%, 01/01/08                             $       1,447   $       1,432
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2006-C25, Cl AM (F)
     5.928%, 01/01/08                                       450             454
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2006-C26, Cl APB
     5.997%, 06/15/45                                     2,047           2,119
   Washington Mutual Mortgage Pass-
     Through Certificates, Ser 2003-
     MS1, Cl 1A
     5.000%, 02/25/18                                     2,016           2,003
   Washington Mutual Mortgage Pass-
     Through Certificates, Ser 2003-
     MS2, Cl 3A1
     5.000%, 03/25/18                                     6,200           6,171
   Washington Mutual Mortgage Pass-
     Through Certificates, Ser 2005-
     AR13, Cl A1A1 (F)
     5.155%, 01/25/08                                     5,178           4,865
   Washington Mutual Mortgage Pass-
     Through Certificates, Ser 2005-
     AR15, Cl A1A2 (F)
     5.145%, 01/25/08                                     7,724           7,245
   Washington Mutual Mortgage Pass-
     Through Certificates, Ser 2005-
     AR16, Cl 1A4A (F)
     5.101%, 01/25/08                                    12,955          12,722
   Washington Mutual Mortgage Pass-
     Through Certificates, Ser 2005-
     AR19, Cl A1A2 (F)
     5.155%, 01/25/08                                     7,521           7,106
   Wells Fargo Mortgage Backed
     Securities Trust, Ser 2004-I,
     Cl B1 (F)
     6.446%, 01/01/08                                       327             327
   Wells Fargo Mortgage Backed
     Securities Trust, Ser 2005-17,
     Cl 1A1
     5.500%, 01/01/08                                    10,702          10,525
   Wells Fargo Mortgage Backed
     Securities, Ser 2007-16, Cl 1A1
     6.000%, 12/28/37                                    15,968          16,073
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2004-H,
     Cl A1 (F)
     4.527%, 01/01/08                                     7,840           7,724
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2006-2,
     Cl 3A1
     5.750%, 03/25/36                                     1,986           1,954
   Zuni Mortgage Loan Trust,
     Ser 2006-OA1, Cl A1 (F)
     4.995%, 01/25/08                                     7,512           7,183
                                                                  --------------
                                                                        807,532
                                                                  --------------
Total Mortgage-Backed Securities
   (Cost $2,932,248) ($ Thousands)                                    2,940,863
                                                                  --------------


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Core Fixed Income Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 8.9%

AUTOMOTIVE -- 0.6%
   AmeriCredit Prime Automobile
     Receivables Trust, Ser 2007-1, Cl A3
     5.270%, 11/08/11                             $       1,863   $       1,879
   Capital Auto Receivables Asset
     Trust, Ser 2006-1, Cl A3
     5.030%, 10/15/09                                     1,624           1,625
   Capital Auto Receivables Asset
     Trust, Ser 2006-2, Cl B
     5.070%, 12/15/11                                     2,620           2,589
   Capital Auto Receivables Asset
     Trust, Ser 2007-1, Cl A3A
     5.000%, 04/15/11                                       324             326
   DaimlerChrysler Auto Trust,
     Ser 2006-D, Cl A4
     4.940%, 02/08/12                                     1,190           1,198
   DaimlerChrysler Auto Trust,
     Ser 2007-A, Cl A4
     5.280%, 03/08/13                                     1,162           1,176
   Ford Credit Auto Owner Trust,
     Ser 2007-B, Cl A3A
     5.150%, 11/15/11                                     1,254           1,266
   Harley-Davidson Motorcycle Trust,
     Ser 2007-1, Cl A2
     5.290%, 01/15/08                                       670             670
   Hyundai Auto Receivables Trust,
     Ser 2007-A, Cl A3A
     5.040%, 01/17/12                                       776             780
   Hyundai Auto Receivables Trust,
     Ser 2007-A, Cl A4
     5.210%, 03/17/14                                     1,999           2,016
   Nissan Auto Receivables Owner
     Trust, Ser 2006-B, Cl A3
     5.160%, 02/15/10                                       563             564
   Nissan Auto Receivables Owner
     Trust, Ser 2007-B, Cl A4
     5.160%, 03/17/14                                     5,312           5,369
   Triad Auto Receivables Owner
     Trust, Ser 2006-B, Cl A4
     5.520%, 01/12/08                                       563             572
   Triad Auto Receivables Owner
     Trust, Ser 2006-C, Cl A3
     5.260%, 11/14/11                                     1,039           1,039
   USAA Auto Owner Trust,
     Ser 2004-3, Cl A4
     3.530%, 06/15/11                                       725             721
   USAA Auto Owner Trust,
     Ser 2005-1, Cl A3
     3.900%, 07/15/09                                        46              46
   WFS Financial Owner Trust,
     Ser 2004-1, Cl A4
     2.810%, 08/22/11                                       236             236
   WFS Financial Owner Trust,
     Ser 2005-3, Cl A3A
     4.250%, 06/17/10                                       126             126
   World Omni Auto Receivables
     Trust, 2007-B, Cl A3A
     5.280%, 01/17/12                                       652             658
   World Omni Auto Receivables
     Trust, 2007-B, Cl A4
     5.390%, 05/15/13                                     1,406           1,420
                                                                  --------------
                                                                         24,276
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CREDIT CARDS -- 0.4%
   American Express Issuance Trust,
     Ser 2007-2, Cl A (F)
     5.278%, 01/01/08                             $       4,505   $       4,412
   Bank of America Credit Card Trust,
     Ser 2007-A8, Cl A8
     5.590%, 11/17/14                                       502             522
   Capital One Multi-Asset Execution
     Trust, Ser 2007-A7, Cl A7
     5.750%, 07/15/20                                     2,623           2,639
   Citibank Credit Card Issuance Trust,
     Ser 2007-A8, Cl A8
     5.650%, 09/20/19                                     2,273           2,275
   Discover Card Master Trust,
     Ser 2007-A1, Cl A1
     5.650%, 03/16/20                                     6,542           6,534
   MBNA Credit Card Master Note
     Trust, Ser 2003-A7, Cl A7
     2.650%, 11/15/10                                     1,361           1,349
   Washington Mutual Master Note
     Trust, Ser 2006-A2A, Cl A (F)
     5.078%, 01/15/08                                     1,747           1,720
                                                                  --------------
                                                                         19,451
                                                                  --------------
MORTGAGE RELATED SECURITIES -- 3.1%
   ABS Home Equity Loan Trust,
     Ser 2001-HE3, Cl A1 (F)
     5.568%, 01/15/08                                       502             484
   AFC Home Equity Loan Trust,
     Ser 1998-1, Cl 1A2 (F)
     5.059%, 01/01/08                                       135             131
   AFC Home Equity Loan Trust,
     Ser 2000-1, Cl 2A (F)
     5.105%, 01/25/08                                     4,968           4,834
   Ace Securities, Ser 2003-OP1,
     Cl M1 (F)
     5.565%, 01/26/08                                     1,000             972
   Ace Securities, Ser 2005-HE7,
     Cl A1B2 (F)
     5.089%, 01/27/08                                     1,263           1,145
   Aegis Asset-Backed Securities
     Trust, Ser 2003-3, Cl M1 (F)
     5.489%, 01/25/08                                       105             100
   Ameriquest Mortgage Securities,
     Ser 2003-2, Cl M1 (F)
     6.215%, 01/25/08                                     1,424           1,271
   Argent Securities, Ser 2003-W5,
     Cl M1 (F)
     5.565%, 01/25/08                                       600             549
   Argent Securities, Ser 2003-W9,
     Cl M1 (F)
     5.555%, 01/26/08                                     1,287           1,274
   Asset-Backed Funding Certificates,
     Ser 2003-WF1, Cl A2 (F)
     5.623%, 01/25/08                                     2,506           2,462
   Asset-Backed Funding Certificates,
     Ser 2005-AQ1, Cl A2 (G)
     4.300%, 06/25/35                                     1,580           1,560
   Asset-Backed Securities Home
     Equity Loan Trust, Ser 2003-HE4,
     Cl M2 (F)
     7.028%, 01/15/08                                       455             409


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Core Fixed Income Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Asset-Backed Securities Home
     Equity Loan Trust, Ser 2003-HE5,
     Cl M1 (F)
     5.778%, 01/15/08                             $       1,733   $       1,646
   BNC Mortgage Loan Trust,
     Ser 2007-1, Cl M1 (F)
     5.029%, 01/25/08                                     6,300           3,844
   Bear Stearns Asset Backed
     Securities, Ser 2007-HE2, Cl 1A1 (F)
     4.889%, 01/31/08                                    11,745          11,517
   Bear Stearns Asset-Backed
     Securities, Ser 2000-2, Cl M2 (G)
     8.280%, 08/25/30                                     8,000           7,558
   Bear Stearns Asset-Backed
     Securities, Ser 2003-1, Cl A1 (F)
     5.289%, 01/25/08                                     4,858           4,819
   Bear Stearns Asset-Backed
     Securities, Ser 2006-HE1, Cl 2A1 (F)
     4.879%, 01/27/08                                       846             842
   Bear Stearns Asset-Backed
     Securities, Ser 2007-AQ2, Cl A1 (F)
     4.889%, 01/31/08                                     6,817           6,478
   Citigroup Mortgage Loan Trust,
     Ser 2006-FX1, Cl A1 (F)
     4.889%, 01/31/08                                     1,551           1,548
   Citigroup Mortgage Loan Trust,
     Ser 2007-AHL1, Cl A2A (F)
     4.905%, 01/25/08                                     1,406           1,365
   Conseco Finance, Ser 2001-D,
     Cl A5 (G)
     6.190%, 11/15/32                                     2,198           2,198
   Contimortgage Home Equity Loan
     Trust, Ser 1997-1, Cl A9
     7.050%, 03/15/28                                        66              66
   Contimortgage Home Equity Loan
     Trust, Ser 1997-2, Cl A9
     7.090%, 04/15/28                                        65              64
   Countrywide Asset-Backed
     Certificates, Ser 2006-S1, Cl A2
     5.549%, 08/25/21                                     2,455           2,396
   Countrywide Asset-Backed
     Certificates, Ser 2007-S2, Cl A2 (F)
     5.649%, 05/25/37                                     3,354           3,247
   EMC Mortgage Loan Trust, Ser
     2002-AA, Cl A1 (F)
     5.335%, 01/25/08                                     1,920           1,897
   Equivantage Home Equity Loan
     Trust, Ser 1997-2, Cl A3 (G)
     7.775%, 01/01/08                                       175             174
   GMAC Mortgage Loan Trust, Ser
     2007-HE1, Cl A2 (F)
     5.621%, 08/25/37                                     4,497           4,148
   GSAA Home Equity Trust, Ser
     2006-2, Cl 2A1 (F)
     4.965%, 01/27/08                                     4,445           4,433
   Home Equity Asset Trust, Ser 2003-
     4, Cl M2 (F)
     7.265%, 01/25/08                                     1,160           1,104
   Indymac Seconds Asset-Backed
     Trust, Ser 2006-A, Cl A (F)
     4.919%, 01/25/08                                     3,400           1,785
   Master Asset-Backed Securities
     Trust, Ser 2005-AB1, Cl A1B (G)
     5.143%, 01/01/08                                       163             163

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Master Asset-Backed Securities,
     Ser 2006-AB1, Cl A1 (F)
     5.005%, 01/27/08                             $       5,755   $       5,696
   Merrill Lynch Mortgage Investors
     Trust, Ser 2003-OPT1, Cl A3 (F)
     5.149%, 01/26/08                                     1,227           1,191
   Morgan Stanley Capital I,
     Ser 2003-NC8, Cl M1 (F)
     5.489%, 01/27/08                                     2,200           2,067
   Morgan Stanley Capital I,
     Ser 2007-HE2, Cl A2A (F)
     4.905%, 01/25/08                                       661             647
   Morgan Stanley Dean Witter
     Capital, Ser 2003-NC4, Cl M2 (F)
     7.873%, 01/25/08                                       201             190
   Morgan Stanley Home Equity
     Loans, Ser 2007-1, Cl A1 (F)
     4.915%, 01/25/08                                       595             583
   New Century Home Equity Loan
     Trust, Ser 2003-B, Cl M1 (F)
     5.439%, 01/27/08                                     1,917           1,803
   New Century Home Equity Loan
     Trust, Ser 2004-A, Cl AII3 (F)
     4.450%, 01/01/08                                       350             349
   New Century Home Equity Loan
     Trust, Ser 2005-A, Cl A2 (G)
     4.461%, 01/25/08                                     2,270           2,254
   Novastar Home Equity Loan,
     Ser 2007-1, Cl A2A1 (F)
     2.308%, 01/31/08                                    12,541          12,243
   Option One Mortgage Loan Trust,
     Ser 2001-4, Cl A (F)
     5.465%, 01/25/08                                       511             506
   Option One Mortgage Loan Trust,
     Ser 2003-5, Cl M1 (F)
     5.515%, 01/23/08                                       833             767
   Option One Mortgage Loan Trust,
     Ser 2006-1, Cl M10 (F)
     7.365%, 01/27/08                                       130              23
   Option One Mortgage Loan Trust,
     Ser 2006-1, Cl M11 (F)
     7.365%, 01/27/08                                       280              35
   Option One Mortgage Securities,
     Ser 2005-3A, Cl N1
     5.438%, 08/26/35                                       183              28
   Residential Asset Securities,
     Ser 2006-EMX2, Cl A1 (F)
     4.945%, 01/27/08                                     1,169           1,165
   Residential Funding Mortgage
     Securities, Ser 2000-HI1, Cl AI7 (G)
     8.290%, 02/25/25                                     2,663           2,654
   Residential Funding Mortgage
     Securities, Ser 2005-HS1, Cl AI1 (F)
     4.985%, 01/25/08                                     3,178           3,157
   Terwin Mortgage Trust,
     Ser 2005-9HGS, Cl A1 (F)
     4.000%, 01/01/08                                     1,625           1,601
   Terwin Mortgage Trust,
     Ser 2006-2HGS, Cl A1 (F)
     4.500%, 03/25/37                                     5,754           5,539
   Terwin Mortgage Trust,
     Ser 2006-4SL, Cl A1 (F)
     4.500%, 05/25/37                                     5,463           5,317
   Terwin Mortgage Trust,
     Ser 2006-6, Cl 1A2 (F)
     4.750%, 01/21/08                                     7,600           6,897


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Core Fixed Income Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Terwin Mortgage Trust,
     Ser 2006-6, Cl A1 (F)
     4.500%, 07/25/37                             $       4,632   $       4,110
   Terwin Mortgage Trust,
     Ser 2006-8, Cl 1A2 (F)
     5.000%, 01/01/08                                     4,500           4,172
   Terwin Mortgage Trust,
     Ser 2006-HF1, Cl A1A (F)
     4.500%, 02/25/37                                       526             514
   Wells Fargo Home Equity Trust,
     Ser 2004-2, Cl M8B (F)
     5.000%, 01/01/08                                       409             190
                                                                  --------------
                                                                        140,181
                                                                  --------------
OTHER ASSET-BACKED SECURITIES -- 4.8%
   Aames Mortgage Investment Trust,
     Ser 2005-4, Cl B2 (F)
     7.615%, 01/12/08                                       780             273
   CNH Equipment Trust, Ser 2004-A,
     Cl A4A (F)
     5.138%, 01/15/08                                     1,190           1,190
   Chase Funding Mortgage Loan,
     Ser 2002-1, Cl 2A2 (F)
     5.365%, 01/25/08                                     1,780           1,751
   Chase Funding Mortgage Loan,
     Ser 2003-6, Cl 1A3
     3.340%, 05/25/26                                       825             817
   Citicorp Residential Mortgage
     Securities, Ser 2006-1, Cl A2 (G)
     5.682%, 07/25/36                                     1,236           1,228
   Citicorp Residential Mortgage
     Securities, Ser 2006-2, Cl A2 (G)
     5.557%, 01/01/08                                     1,163           1,148
   Connecticut RRB Special Purpose
     Trust, Ser 2001-1, Cl A5
     6.210%, 12/30/11                                       721             755
   Conseco Finance Home Loan Trust,
     Ser 2000-E, Cl M1 (F)
     8.130%, 08/15/31                                     1,928           1,853
   Conseco Finance Securitization,
     Ser 2000-4, Cl A6 (F)
     8.310%, 05/01/32                                     1,434           1,095
   Countrywide Asset-Backed Certificates,
     Ser 2003-BC2, Cl 2A1 (F)
     5.465%, 01/25/08                                        38              37
   Countrywide Asset-Backed Certificates,
     Ser 2004-14, Cl A4 (F)
     5.069%, 01/25/08                                       845             834
   Countrywide Asset-Backed Certificates,
     Ser 2005-15, Cl 1AF1 (F)
     5.005%, 01/25/08                                     2,626           2,625
   Countrywide Asset-Backed Certificates,
     Ser 2007-3, Cl 2A1 (F)
     4.965%, 01/25/08                                       619             593
   Countrywide Asset-Backet Certificates,
     Ser 2006-10, Cl MV1 (F)
     5.049%, 01/25/08                                    10,450           7,520
   Countrywide Home Equity Loan
     Trust, Ser 2004-K, Cl A2 (F)
     5.328%, 01/15/08                                     1,518           1,498
   Countrywide Home Equity Loan
     Trust, Ser 2005-F, Cl 2A (F)
     5.268%, 01/15/08                                     2,951           2,822

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Home Equity Loan
     Trust, Ser 2005-M, Cl A2 (F)
     5.148%, 01/15/08                             $       2,110   $       2,104
   Countrywide Home Equity Loan
     Trust, Ser 2007-GW, Cl A (F)
     5.202%, 01/17/08                                    16,985          15,891
   Credit Suisse First Boston Mortgage
     Securities, Ser 2001-MH29, Cl A (G)
     5.600%, 09/25/31                                     1,128           1,139
   Domino's Pizza Master Issuer LLC,
     Ser 2007-1, Cl A2
     5.261%, 04/25/37                                     1,743           1,720
   Embarcadero Aircraft Securitization,
     Ser 2000-A, Cl A1 (F)
     5.508%, 01/15/08                                     4,258           3,619
   First Franklin Mortgage Loan
     Asset-Backed Securities,
     Ser 2004-FF10, Cl A2 (F)
     5.265%, 01/26/08                                        53              53
   First Franklin Mortgage Loan
     Asset-Backed Securities,
     Ser 2004-FF11, Cl 1A2 (F)
     5.139%, 01/25/08                                       138             131
   First Franklin Mortgage Loan
     Asset-Backed Securities,
     Ser 2005-FF10, Cl A4 (F)
     5.109%, 01/25/08                                     8,400           7,888
   First Franklin Mortgage Loan
     Asset-Backed Securities,
     Ser 2005-FF9, Cl A3 (F)
     5.069%, 01/25/08                                     9,500           9,176
   First Franklin Mortgage Loan,
     Ser 2006-FFA, Cl A3 (F)
     4.909%, 01/25/08                                     6,662           2,936
   First Horizon ABS Trust,
     Ser 2004-HE2, Cl A (F)
     5.085%, 01/25/08                                     2,238           2,210
   Fleet Home Equity Trust,
     Ser 2001-1, Cl A (F)
     5.159%, 01/01/08                                       104             103
   GMAC Mortgage Loan Trust,
     Ser 2005-HE3, Cl A1VN (F)
     5.133%, 01/25/08                                     8,701           8,025
   GSAMP Trust, Ser 2003-SEA, Cl A1 (F)
     5.265%, 01/25/08                                     3,981           3,845
   Great America Leasing
     Receivables, Ser 2006-1, Cl A3
     5.340%, 01/15/10                                     1,203           1,209
   Green Tree Financial, Ser 1993-4,
     Cl A5
     7.050%, 01/15/19                                       422             440
   Green Tree Financial, Ser 1996-5,
     Cl A6
     7.750%, 07/15/27                                     1,244           1,272
   HSI Asset Securitization Trust,
     Ser 2005-I1, Cl 2A3 (F)
     5.079%, 01/27/08                                     8,000           7,791
   Lehman XS Trust, Ser 2005-5N,
     Cl 1A1 (F)
     5.165%, 01/01/08                                     6,216           5,925
   Lehman XS Trust, Ser 2005-5N,
     Cl M4 (F)
     6.615%, 01/31/08                                     1,800             630
   Lehman XS Trust, Ser 2006-7,
     Cl 2A1 (F)
     4.859%, 01/25/08                                       415             415


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Core Fixed Income Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Lehman XS Trust, Ser 2007-9,
     Cl 1A1 (F)
     4.993%, 01/25/08                             $      14,588   $      14,537
   Long Beach Asset Holdings,
     Ser 2005-WL1, Cl N1
     5.193%, 06/25/45                                       164              49
   Long Beach Mortgage Loan Trust,
     Ser 2006-WL1, Cl 1A3 (F)
     5.119%, 01/27/08                                     1,306           1,194
   MSCC Heloc Trust, Ser 2005-1, Cl A (F)
     5.055%, 01/25/08                                       615             590
   Master Specialized Loan Trust,
     Ser 2007-2, Cl A (F)
     5.139%, 01/28/08                                    12,138          10,438
   Merrill Lynch First Franklin Mortgage
     Loan Trust, Ser 2007-1, Cl M1 (F)
     5.169%, 01/27/08                                     2,084           1,101
   Merrill Lynch Mortgage Investors
     Trust, Ser 2005-SL3, Cl A1 (F)
     5.019%, 01/10/08                                     1,017             989
   Merrill Lynch Mortgage Investors Trust,
     Ser 2006-WMC2, Cl A2D (G)
     5.895%, 01/25/08                                     5,200           5,004
   Merrill Lynch Mortgage Investors
     Trust, Ser 2007-MLN1, Cl M1 (F)
     5.189%, 01/25/08                                     3,010           1,604
   Merrill Lynch Mortgage Investors,
     Ser 2007-SL1, Cl A1 (F)
     5.089%, 01/11/08                                     7,425           6,722
   Mid-State Trust, Ser 11, Cl A1
     4.864%, 07/15/38                                     5,106           5,023
   Morgan Stanley Capital I,
     Ser 2006-WMC1, Cl A2A (F)
     4.935%, 01/25/08                                       100              99
   Oncor Electric Delivery Transition
     Bond, Ser 2003-1, Cl A2
     4.030%, 02/15/12                                     3,795           3,772
   Orchid Structured Finance CDO,
     Ser 2003-1A, Cl A1MM (F)
     4.905%, 02/18/08                                     4,499           4,049
   Ownit Mortgage Loan Asset-Backed
     Securities Trust, Ser 2006-1,
     Cl AF1 (G)
     5.424%, 12/25/36                                     5,162           5,082
   Ownit Mortgage Loan NIM Trust,
     Ser 2005-5A, Cl N1
     5.500%, 10/25/36                                        --              --
   Residential Asset Mortgage Products,
     Ser 2003-RS11, Cl MII1 (F)
     5.595%, 01/25/08                                       188             168
   Residential Asset Mortgage Products,
     Ser 2003-RS2, Cl AII (F)
     5.129%, 01/25/08                                        78              71
   Residential Asset Mortgage Products,
     Ser 2003-RS7, Cl AI6 (F)
     5.340%, 01/01/08                                       663             657
   Residential Asset Mortgage Products,
     Ser 2007-RS1, Cl A1 (F)
     4.869%, 01/09/08                                     5,323           5,227
   Resmae Mortgage Loan Trust,
     Ser 2006-1, Cl A2A (C) (F)
     4.965%, 01/25/08                                     5,368           5,305
   SLC Student Loan Trust,
     Ser 2006-2, Cl B (F)
     5.709%, 03/19/08                                     5,250           4,766

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   SLM Student Loan Trust,
     Ser 2006-9, Cl B (F)
     5.590%, 01/12/08                             $       4,000   $       3,697
   SLM Student Loan Trust,
     Ser 2006-C, Cl C (F)
     6.084%, 03/15/08                                     4,000           3,708
   Saco I Trust, Ser 2005-9, Cl A1 (F)
     5.039%, 01/27/08                                       882             812
   Saco I Trust, Ser 2005-WM3, Cl A1 (F)
     5.049%, 01/27/08                                     1,317           1,128
   Saco I Trust, Ser 2006-6, Cl A (F)
     5.478%, 01/25/08                                     4,285           1,767
   Securitized Asset-Backed Receivables
     LLC, Ser 2005-FR4, Cl A3 (F)
     5.065%, 01/25/08                                       220             220
   Soundview Home Equity Loan
     Trust, Ser 2005-OPT4, Cl M8 (F)
     7.289%, 01/25/08                                       500             216
   Start, Ser 2003-1, Cl X (E)
     4.130%, 01/21/08                                     4,563           4,517
   Start, Ser 2003-2, Cl X (E)
     4.600%, 01/21/08                                     4,144           4,102
   Structured Asset Investment Loan,
     Ser 2003-BC4, Cl M2 (F)
     7.865%, 01/25/08                                       217             174
   Structured Asset Securities,
     Ser 2004-19XS, Cl A2 (G)
     4.370%, 01/01/08                                       598             595
   Structured Asset Securities,
     Ser 2006-GEL4, Cl A1 (F)
     4.909%, 01/27/08                                     4,320           4,188
   Structured Asset Securities,
     Ser 2007-BC2, Cl A2 (F)
     4.879%, 01/25/08                                    14,383          13,939
   TMS SBA Loan Trust, Ser 1999-1,
     Cl A (F)
     5.050%, 01/15/08                                       224             215
                                                                  --------------
                                                                        218,286
                                                                  --------------
Total Asset-Backed Securities
   (Cost $433,630) ($ Thousands)                                        402,194
                                                                  --------------
CORPORATE OBLIGATIONS -- 22.6%

CONSUMER DISCRETIONARY -- 1.6%
   American Achievement
     8.250%, 04/01/12                                       900             878
   Boyd Gaming
     7.125%, 02/01/16                                       350             331
     6.750%, 04/15/14                                       570             543
   CCH I LLC (J)
     11.000%, 10/01/15                                      740             603
   COX Communications
     7.875%, 08/15/09                                       750             785
     4.625%, 06/01/13                                       805             770
   CSC Holdings
     7.625%, 07/15/18                                        80              74
   Cablevision, B
     0.000%, 03/30/13                                     1,000             944
   Caesars Entertainment
     8.125%, 05/15/11                                       540             502
   Cengage Learning Acquisitions (C)
     10.500%, 01/15/15                                      480             461
   Clear Channel Communications
     6.250%, 03/15/11                                     2,230           2,018
     4.250%, 05/15/09                                       990             940


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Core Fixed Income Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Comcast
     9.000%, 09/01/08                             $       1,150   $       1,172
     6.500%, 01/15/15                                       985           1,028
     6.500%, 01/15/17                                       720             751
     5.850%, 11/15/15                                       465             468
     5.450%, 11/15/10                                       525             536
     5.300%, 01/15/14                                     2,340           2,295
   Comcast Cable Communications
     8.375%, 03/15/13                                     4,565           5,121
     6.750%, 01/30/11                                     2,310           2,415
   Community Health Systems
     8.875%, 07/15/15                                     1,070           1,090
   Daimler Finance LLC
     8.500%, 01/18/31                                       510             643
     7.300%, 01/15/12                                     1,400           1,493
     6.500%, 11/15/13                                     5,450           5,695
   Daimler Finance LLC MTN
     5.750%, 09/08/11                                        55              56
   Daimler Finance LLC MTN (F)
     5.461%, 03/08/08                                     2,910           2,894
     DirecTV Holdings
     8.375%, 03/15/13                                       350             364
   Eastman Kodak
     7.250%, 11/15/13                                     2,740           2,740
   Echostar DBS
     7.125%, 02/01/16                                     1,970           2,009
   Ford Motor
     9.215%, 09/15/21                                     1,000             835
   Ford Motor (J)
     7.450%, 07/16/31                                     2,940           2,183
   General Motors (J)
     8.250%, 07/15/23                                     3,100           2,465
   HCA
     9.250%, 11/15/16                                     1,639           1,721
     9.125%, 11/15/14                                       230             239
   HCA PIK
     0.000%, 11/15/16                                        50              53
   Hertz
     8.875%, 01/01/14                                       725             735
   Home Depot
     5.875%, 12/16/36                                       735             620
   Idearc
     8.000%, 11/15/16                                     1,280           1,174
   Inn of the Mountain Gods
     12.000%, 11/15/10                                    1,010           1,050
   Lamar Media, Ser B
     6.625%, 08/15/15                                       720             700
   MGM Mirage
     8.500%, 09/15/10                                       160             166
   MGM Mirage (J)
     7.625%, 01/15/17                                     1,440           1,422
   Mandalay Resort Group (J)
     9.500%, 08/01/08                                       440             449
   Marriott International, Ser J
     5.625%, 02/15/13                                       235             235
   News America
     6.200%, 12/15/34                                     1,120           1,104
   R.H. Donnelley (C) (J)
     8.875%, 10/15/17                                       415             384
   River Rock Entertainment
     9.750%, 11/01/11                                       930             972
   Rogers Cable
     5.500%, 03/15/14                                       460             453
   Rogers Communications
     7.875%, 05/01/12                                       550             602
     6.750%, 03/15/15                                     1,015           1,068

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Service Corp International
     7.625%, 10/01/18                             $         340   $         342
     6.750%, 04/01/16                                        20              19
   Station Casinos (J)
     7.750%, 08/15/16                                     1,495           1,349
   Sun Media
     7.625%, 02/15/13                                       470             458
   Time Warner
     7.700%, 05/01/32                                     3,645           4,050
     6.875%, 05/01/12                                     2,455           2,585
   Time Warner Entertainment
     8.375%, 07/15/33                                     1,375           1,656
   Viacom
     6.875%, 04/30/36                                       500             501
     5.750%, 04/30/11                                       495             501
   Visteon (J)
     8.250%, 08/01/10                                       920             814
   Walt Disney
     4.700%, 12/01/12                                     1,850           1,850
                                                                  --------------
                                                                         72,374
                                                                  --------------
CONSUMER STAPLES -- 0.5%
   Altria Group
     7.750%, 01/15/27                                     1,720           2,216
     7.000%, 11/04/13                                       235             263
   Anheuser-Busch
     5.050%, 10/15/16                                       940             915
   CVS Caremark (C)
     9.350%, 01/10/23                                     8,600           9,202
   Estee Lauder
     5.550%, 05/15/17                                     1,140           1,146
   General Mills
     6.000%, 02/15/12                                       750             769
     5.650%, 09/10/12                                       945             961
   Kellogg, Ser B
     6.600%, 04/01/11                                       890             943
   Kraft Foods
     6.125%, 02/01/18                                     2,780           2,801
   Philip Morris Capital
     7.500%, 07/16/09                                     1,750           1,785
   Reynolds American
     6.750%, 06/15/17                                     1,260           1,283
   Schering-Plough
     6.000%, 09/15/17                                       365             378
                                                                  --------------
                                                                         22,662
                                                                  --------------
ENERGY -- 2.8%
   Anadarko Finance, Ser B
     7.500%, 05/01/31                                     3,610           4,059
     6.750%, 05/01/11                                        20              21
   Anadarko Petroleum (F)
     5.391%, 03/15/08                                     4,000           3,938
   Anadarko Petroleum (J)
     6.450%, 09/15/36                                     5,850           5,957
   Canadian Natural Resources
     5.850%, 02/01/35                                       800             739
     5.700%, 05/15/17                                       265             263
   Chesapeake Energy
     6.375%, 06/15/15                                       500             484
   Compagnie Generale de Geophysique
     7.750%, 05/15/17                                       110             111
     7.500%, 05/15/15                                     1,205           1,220
   Conoco (J)
     6.950%, 04/15/29                                     1,460           1,667


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Core Fixed Income Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Conoco Funding
     7.250%, 10/15/31                             $         530   $         620
     6.350%, 10/15/11                                       920             977
   ConocoPhillips
     5.900%, 10/15/32                                     1,090           1,116
   ConocoPhillips Canada
     5.625%, 10/15/16                                     1,235           1,273
   Devon Financing
     6.875%, 09/30/11                                     1,825           1,954
   Dynegy Holdings
     7.750%, 06/01/19                                     1,485           1,370
   Edison Mission Energy
     7.625%, 05/15/27                                       420             395
   El Paso
     7.000%, 06/15/17                                     3,920           3,924
   El Paso (J)
     6.950%, 06/01/28                                     6,750           6,390
   El Paso MTN
     7.800%, 08/01/31                                       967             981
   El Paso MTN (J)
     7.750%, 01/15/32                                     1,830           1,858
   El Paso Natural Gas
     5.950%, 04/15/17                                       530             523
   El Paso Performance-Linked Trust (C)
     7.750%, 07/15/11                                     5,470           5,613
   Energy Future Holdings PIK (C)
     0.000%, 11/01/17                                    15,010          15,160
   GAZ Capital (C)
     6.510%, 03/07/22                                     3,460           3,289
     6.212%, 11/22/16                                     4,740           4,559
   Hess
     7.875%, 10/01/29                                       620             734
     7.300%, 08/15/31                                     4,830           5,425
   Husky Energy
     6.800%, 09/15/37                                       555             583
   Husky Oil
     7.550%, 11/15/16                                       830             934
   Kansas Gas & Electric
     5.647%, 03/29/21                                     1,435           1,442
   Kerr-McGee
     7.875%, 09/15/31                                       820             978
     6.950%, 07/01/24                                       450             481
   Kinder Morgan Energy Partners
     7.125%, 03/15/12                                        90              96
     6.750%, 03/15/11                                       580             608
     6.300%, 02/01/09                                       570             577
     6.000%, 02/01/17                                     2,195           2,195
     5.850%, 09/15/12                                     1,015           1,045
     5.000%, 12/15/13                                     2,735           2,653
   Marathon Oil
     6.000%, 10/01/17                                       545             555
   OPTI Canada (C)
     8.250%, 12/15/14                                       700             693
     7.875%, 12/15/14                                       880             860
   Peabody Energy, Ser B
     6.875%, 03/15/13                                       300             302
   Pemex Project Funding Master Trust
     6.625%, 06/15/35                                     2,127           2,242
   Petrobras International Finance
     6.125%, 10/06/16                                     5,885           6,003
   Ras Laffan LNG III (C)
     6.332%, 09/30/27                                     1,305           1,237
   SemGroup L.P. (C)
     8.750%, 11/15/15                                       200             190
   Shell International Finance
     5.200%, 03/22/17                                     1,265           1,281

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Sonat
     7.625%, 07/15/11                             $       2,850   $       2,914
   Southern Natural Gas
     8.000%, 03/01/32                                       170             189
   Southern Natural Gas (C)
     5.900%, 04/01/17                                       695             684
   Suburban Propane Partners
     6.875%, 12/15/13                                       735             713
   Tennessee Gas Pipeline
     7.625%, 04/01/37                                       830             893
   Tosco
     8.125%, 02/15/30                                       400             509
   Transocean
     6.800%, 03/15/38                                     1,580           1,612
     6.000%, 03/15/18                                       835             833
   Vastar Resources
     6.500%, 04/01/09                                     3,490           3,580
   Weatherford International (C)
     6.800%, 06/15/37                                       370             385
     6.350%, 06/15/17                                     1,860           1,923
     5.950%, 06/15/12                                     1,405           1,459
   Williams (J)
     8.750%, 03/15/32                                     5,860           7,164
     7.750%, 06/15/31                                     1,880           2,059
   Williams, Ser A
     7.500%, 01/15/31                                        90              97
   XTO Energy
     7.500%, 04/15/12                                       850             929
                                                                  --------------
                                                                        125,518
                                                                  --------------
FINANCIALS -- 10.6%
   ABX Financing (C)
     6.350%, 10/15/36                                     4,250           4,163
   ACE INA Holdings
     5.700%, 02/15/17                                       695             689
   ASIF Global Financing XIX (C)
     4.900%, 01/17/13                                       390             382
   Ace INA Holdings
     6.700%, 05/15/36                                       320             324
   Aiful (C)
     5.000%, 08/10/10                                     1,420           1,394
   Allied Capital
     6.625%, 07/15/11                                     3,420           3,441
   Allied World Assurance (J)
     7.500%, 08/01/16                                     2,500           2,616
   American Express (F)
     6.800%, 09/01/16                                     2,010           2,038
   American General Finance MTN
     6.900%, 12/15/17                                     3,115           3,151
   American Honda Finance (C)
     5.100%, 03/27/12                                     1,685           1,729
   American International Group
     6.250%, 03/15/37                                     2,560           2,290
     4.700%, 10/01/10                                     1,460           1,464
   American International Group MTN
     5.850%, 01/16/18                                       590             594
     5.450%, 05/18/17                                     1,685           1,650
     4.950%, 03/20/12                                       880             872
   BAC Capital Trust XI
     6.625%, 05/23/36                                       790             769
   BAC Capital Trust XIV (F)
     5.630%, 03/15/12                                       130             115
   BRE Properties +
     7.450%, 01/15/11                                     2,430           2,622
   Bank One
     7.875%, 08/01/10                                     3,525           3,802


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Core Fixed Income Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Bank of America
     7.400%, 01/15/11                             $       1,325   $       1,424
     5.750%, 12/01/17                                     2,690           2,696
     5.420%, 03/15/17                                     4,300           4,155
     5.375%, 06/15/14                                     2,785           2,814
   Banponce Trust I, Ser A
     8.327%, 02/01/27                                     2,590           2,698
   Bear Stearns
     5.350%, 02/01/12                                     3,280           3,194
     4.500%, 10/28/10                                     1,470           1,410
   Bunge Finance
     4.375%, 12/15/08                                       425             422
   Bunge Finance L.P.
     5.900%, 04/01/17                                       600             578
   CIT Group
     5.000%, 02/01/15                                     1,440           1,252
     4.250%, 02/01/10                                     1,595           1,535
   Capital One Bank
     4.875%, 05/15/08                                     1,480           1,471
   Capital One Capital III
     7.686%, 08/15/36                                     1,361           1,107
   Capital One Financial
     6.750%, 09/15/17                                       560             538
   Capmark Financial Group (C)
     6.300%, 05/10/17                                       130              97
     5.875%, 05/10/12                                       260             206
   China Development Bank
     5.000%, 10/15/15                                       500             493
   Cigna
     6.150%, 11/15/36                                       765             710
   Citigroup
     5.875%, 02/22/33                                     1,685           1,538
     5.000%, 09/15/14                                     3,175           3,025
     3.625%, 02/09/09                                     1,495           1,475
   Countrywide Financial MTN
     5.800%, 06/07/12                                       975             712
   Countrywide Financial MTN (F)
     5.104%, 03/26/08                                     4,270           3,289
   Credit Suisse First Boston London (C) (F) (L)
     0.000%, 03/24/08                                     8,663           8,456
     0.000%, 03/24/08                                     3,498           3,393
   Credit Suisse First Boston USA
     4.875%, 08/15/10                                     2,210           2,238
   DI Finance, Ser B
     9.500%, 02/15/13                                        90              94
   Delta Airlines, Ser 01-1
     6.619%, 03/18/11                                       422             420
   Depfa ACS Bank (C)
     5.125%, 03/16/37                                     3,000           2,965
   Deutsche Bank Capital Funding Trust (C) (F)
     5.628%, 01/19/49                                     2,760           2,509
   Developers Divers Realty +
     5.375%, 10/15/12                                       435             423
   Discover Financial Services (C)
     6.450%, 06/12/17                                       250             241
   Dryden Investor Trust (C) (H)
     7.157%, 07/23/08                                     1,751           1,754
   ENEL Finance International (C)
     6.800%, 09/15/37                                       580             583
   East Lane Re.(C) (F)
     10.911%, 01/30/08                                      650             663
   Equity One +
     3.875%, 04/15/09                                     7,480           7,244
   Export-Import Bank of Korea
     5.500%, 10/17/12                                     3,045           3,058
   FMC Finance III (C)
     6.875%, 07/15/17                                     1,600           1,600

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Farmers Exchange Capital (C)
     7.200%, 07/15/48                             $       1,465   $       1,435
     7.050%, 07/15/28                                     1,434           1,418
   Farmers Insurance Exchange (C)
     8.625%, 05/01/24                                     3,017           3,360
   First Data
     7.960%, 10/15/14                                     4,850           4,604
   First Industrial L.P. MTN
     7.500%, 12/01/17                                     1,800           1,937
   Ford Motor Credit LLC
     8.000%, 12/15/16                                     4,680           3,975
     7.875%, 06/15/10                                     7,405           6,832
     7.375%, 10/28/09                                     3,470           3,266
     7.250%, 10/25/11                                       336             291
     6.625%, 06/16/08                                     1,500           1,478
   Ford Motor Credit LLC (F)
     10.241%, 03/15/08                                    3,863           3,662
   Forest City Enterprises
     7.625%, 06/01/15                                       500             482
     6.500%, 02/01/17                                       270             244
   GE Global Insurance Holding
     7.500%, 06/15/10                                       105             112
   GMAC LLC
     7.250%, 03/02/11                                     3,520           3,085
     6.875%, 09/15/11                                     6,120           5,236
     5.850%, 01/14/09                                     1,680           1,607
   GMAC LLC (F)
     7.324%, 01/25/08                                     5,668           4,548
   GMAC LLC (J)
     7.750%, 01/19/10                                    10,170           9,487
     5.625%, 05/15/09                                    14,680          13,850
     5.125%, 05/09/08                                     1,480           1,464
   General Electric Capital (F)
     6.375%, 05/15/08                                     7,630           7,878
   General Electric Capital MTN
     7.400%, 01/15/11                                       610             627
     5.750%, 12/01/17                                     1,655           1,693
   General Electric Capital MTN, Ser A
     6.750%, 03/15/32                                     1,665           1,890
     6.000%, 06/15/12                                     4,180           4,382
     5.450%, 01/15/13                                        20              21
     3.750%, 12/15/09                                     1,976           1,960
   General Electric Capital MTN, Ser G
     6.150%, 08/07/37                                       830             882
   Genworth Financial
     5.650%, 06/15/12                                     1,280           1,294
     4.950%, 10/01/15                                     1,595           1,499
   Glen Meadow PassThrough (C) (F)
     6.505%, 02/12/67                                     2,200           2,061
   Glitnir Banki (C)
     6.375%, 09/25/12                                     2,330           2,286
     6.330%, 07/28/11                                     1,980           1,936
   Glitnir Banki (C) (F)
     7.451%, 03/14/08                                       400             368
     6.693%, 06/15/16                                     3,960           3,989
   Goldman Sachs Capital I
     6.345%, 02/15/34                                     1,460           1,319
   Goldman Sachs Capital II (F)
     5.793%, 12/29/49                                     2,975           2,649
   Goldman Sachs Group
     6.875%, 01/15/11                                       840             891
     6.750%, 10/01/37                                     2,090           2,048
     6.450%, 05/01/36                                       555             521
     5.450%, 11/01/12                                     2,170           2,212
     5.350%, 01/15/16                                       660             654
     5.250%, 10/15/13                                     3,565           3,566
     5.125%, 01/15/15                                     1,145           1,125


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Core Fixed Income Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   HBOS Capital Funding (C) (F)
     6.s071%, 06/30/08                            $         830   $         777
   HBSC Holdings PLC
     6.500%, 09/15/37                                     1,050           1,018
   HSBC Finance
     8.000%, 07/15/10                                     3,475           3,704
     7.000%, 05/15/12                                     1,505           1,577
     6.375%, 11/27/12                                       585             602
     4.625%, 09/15/10                                       650             646
     4.125%, 12/15/08                                     1,000             991
     4.125%, 11/16/09                                     2,155           2,130
   Health Care Properties +
     6.000%, 01/30/17                                     4,000           3,767
     5.650%, 12/15/13                                     1,985           1,925
   Highwoods Realty L.P. +
     7.500%, 04/15/18                                     1,142           1,198
     7.125%, 02/01/08                                     3,000           2,997
   Host Marriott L.P., Ser Q +
     6.750%, 06/01/16                                       455             448
   ICICI Bank.
     6.375%, 04/30/22                                       960             859
   ICICI Bank. (C) (F) (J)
     6.375%, 04/30/22                                     2,320           2,100
   ICICI Bank. (F)
     6.375%, 01/12/08                                       678             606
   ILFC E-Capital Trust II (C) (F) (J)
     6.250%, 12/21/65                                       900             860
   International Lease Finance MTN
     5.750%, 06/15/11                                     2,915           2,952
     5.650%, 06/01/14                                       840             854
     4.750%, 01/13/12                                     1,176           1,160
   International Lease Finance MTN (F)
     5.250%, 02/24/08                                       925             912
   iStar Financial, Ser 1 +
     5.875%, 03/15/16                                       795             649
   JPMorgan Chase
     6.000%, 10/01/17                                     1,585           1,612
     5.750%, 01/02/13                                     6,435           6,558
   JPMorgan Chase Capital XV (J)
     5.875%, 03/15/35                                     1,645           1,410
   Kaupthing Bank (C)
     7.125%, 05/19/16                                     1,350           1,238
     5.750%, 10/04/11                                       960             903
   Kaupthing Bank (C) (F)
     5.938%, 01/12/08                                     6,070           5,921
   Korea Development Bank
     4.625%, 09/16/10                                     1,000             991
   Landsbanki Islands (C)
     6.100%, 08/25/11                                     5,570           5,490
   Lazard Group
     7.125%, 05/15/15                                     2,880           2,931
     6.850%, 06/15/17                                     2,190           2,163
   Lehman Brothers Holdings
     6.875%, 07/17/37                                     1,420           1,388
     5.750%, 01/03/17                                     1,085           1,042
     4.500%, 07/26/10                                       565             559
   Lehman Brothers Holdings
     Capital Trust VII MTN (F)
     5.857%, 11/29/49                                     4,280           3,815
   Lehman Brothers Holdings MTN
     6.750%, 12/28/17                                     5,870           6,050
     6.200%, 09/26/14                                     1,160           1,181
     5.750%, 05/17/13                                       545             548
     5.500%, 04/04/16                                       520             498
     5.250%, 02/06/12                                     1,220           1,207

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Lehman Brothers Holdings MTN (F)
    14.500%, 06/20/08                                     4,235           5,013
     11.000%, 11/07/16                            $       4,283   $       4,533
     8.920%, 02/16/08                                     2,370           2,342
   Lehman Brothers Holdings MTN,
     Ser H (F) (M)
     1.427%, 05/30/08                                     1,190           1,303
   Liberty Mutual Group (C)
     7.500%, 08/15/36                                     1,333           1,301
     6.500%, 03/15/35                                     1,525           1,391
   Lincoln National
     5.650%, 08/27/12                                       480             493
   MUFG Capital Finance 1. (F)
     6.346%, 07/25/49                                     1,670           1,582
   Marathon Oil
     6.600%, 10/01/37                                     1,122           1,174
   Merna Reinsurance, Ser B (F)
     6.580%, 01/03/08                                     3,750           3,705
   Merrill Lynch
     7.430%, 09/01/22                                         4               4
     6.110%, 01/29/37                                     1,405           1,241
     6.050%, 05/16/16                                       920             904
   Merrill Lynch MTN
     6.050%, 08/15/12                                       820             836
   Merrill Lynch MTN (F)
     8.950%, 05/18/08                                     1,790           1,853
     8.680%, 05/02/08                                     3,160           3,184
   Metlife
     6.400%, 12/15/36                                     1,265           1,159
   Metlife Capital Trust IV (C)
     7.875%, 06/12/08                                     1,200           1,223
   Morgan Stanley
     5.375%, 10/15/15                                       675             656
     5.300%, 03/01/13                                     1,317           1,314
     4.750%, 04/01/14                                     1,220           1,143
   Morgan Stanley MTN
     5.950%, 12/28/17                                     2,090           2,088
   Morgan Stanley MTN (F)
     5.659%, 01/18/08                                     1,200           1,120
   Morgan Stanley MTN, Ser E
     5.450%, 01/09/17                                       470             456
   Morgan Stanley MTN, Ser G
     5.750%, 08/31/12                                     2,320           2,368
   NB Capital Trust IV
     8.250%, 04/15/27                                     4,500           4,673
   National Capital Trust II (C) (F)
     5.486%, 06/17/08                                     2,231           2,039
   National City Bank MTN
     5.800%, 06/07/17                                     1,290           1,219
   Nationwide Mutual Insurance (C)
     6.600%, 04/15/34                                       690             681
   North Front Pass-Through Trust (C) (F)
     5.810%, 06/15/08                                     1,975           1,890
   PNC Funding
     5.250%, 11/15/15                                     1,460           1,415
   Power Receivables Financial
     6.290%, 01/01/12                                     3,322           3,468
   Power Receivables Financial (C)
     6.290%, 01/01/12                                       273             285
   Prime Property Funding + (C)
     5.600%, 06/15/11                                     1,780           1,809
     5.500%, 01/15/14                                     1,850           1,841
   Prologis +
     5.500%, 04/01/12                                     1,355           1,350
     5.250%, 11/15/10                                       455             453
   Prudential Financial MTN
     5.700%, 12/14/36                                       295             262


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Core Fixed Income Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   RSHB Capital (C)
     6.299%, 05/15/17                             $       4,140   $       3,923
   Rabobank Capital Fund Trust II (C) (F)
     5.260%, 12/29/49                                       200             186
   Rabobank Capital Fund Trust III (C) (F)
     5.254%, 06/30/08                                       420             376
   Realogy (C) (J)
     12.375%, 04/15/15                                    2,950           1,858
   Residential Capital LLC
     8.000%, 06/01/12                                       100              61
     7.500%, 02/22/08                                     1,720           1,071
   Residential Capital LLC (F)
     8.314%, 01/17/08                                       350             248
     7.615%, 02/22/08                                       970             689
   Resona Preferred Global Securities (C) (F)
     7.191%, 07/30/49                                       580             575
   Royal Bank of Scotland Group PLC
     5.000%, 10/01/14                                     1,210           1,184
   Royal Bank of Scotland Group PLC (C) (F)
     6.990%, 04/04/08                                     1,570           1,565
   Royal Bank of Scotland
     Group PLC MTN (F)
     7.640%, 01/01/08                                     1,615           1,660
   SLM EXL, Ser S (F) (K)
     5.038%, 01/15/08                                     9,645           9,645
   SLM MTN
     5.625%, 08/01/33                                       695             537
     5.050%, 11/14/14                                       690             596
   SLM MTN, Ser A
     5.375%, 05/15/14                                     4,905           4,361
     5.000%, 10/01/13                                     5,645           4,948
     5.000%, 04/15/15                                       120             102
   SLM MTN, Ser CPI (F)
     3.880%, 01/01/08                                     5,580           5,161
   Shinsei Finance Cayman (C) (F) (J)
     6.418%, 01/29/49                                     5,180           4,398
   Simon Property Group L.P. +
     5.750%, 12/01/15                                       910             884
     5.600%, 09/01/11                                       690             692
   Simon Property Group L.P.+
     5.750%, 05/01/12                                     1,860           1,871
   Small Business Administration,
     Ser 2003-P10A, Cl 1
     4.524%, 02/10/13                                     3,115           3,091
   Standard Chartered (C)
     6.400%, 09/26/17                                       715             727
   Stingray Pass-Through Trust (C)
     5.902%, 01/12/15                                     2,723           1,364
   Sumitomo Mitsui Banking (C) (F)
     5.625%, 10/15/15                                     2,620           2,446
   Suntrust Preferred Capital I (F)
     5.853%, 12/15/11                                     1,540           1,359
   TNK-BP Finance
     7.500%, 07/18/16                                       100              97
   TNK-BP Finance (C)
     7.875%, 03/13/18                                     1,570           1,550
     7.500%, 07/18/16                                     3,320           3,216
     6.625%, 03/20/17                                       720             657
   Toyota Motor Credit
     5.500%, 12/15/08                                       120             120
   Trans-Canada Pipelines
     6.200%, 10/15/37                                     1,100           1,092
   Travelers (F)
     6.250%, 02/15/08                                     1,470           1,379
   Travelers MTN
     5.375%, 06/15/12                                       370             379

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Turanalem Finance
     8.250%, 01/22/37                             $       3,614   $       3,081
   Turanalem Finance (C)
     8.250%, 01/22/37                                     4,190           3,582
   UDR MTN +
     5.000%, 01/15/12                                     2,000           1,948
   UDR +
     5.500%, 04/01/14                                     2,000           1,883
   US Bank MTN
     5.920%, 05/25/12                                     4,627           4,764
   Ventas Realty L.P. +
     9.000%, 05/01/12                                       180             193
     6.500%, 06/01/16                                       495             485
   Wachovia
     5.500%, 08/01/35                                     1,405           1,208
     5.300%, 10/15/11                                     2,155           2,160
     5.250%, 08/01/14                                     4,390           4,292
     4.875%, 02/15/14                                       875             840
   Wachovia Bank
     6.600%, 01/15/38                                     2,140           2,151
     6.000%, 11/15/17                                     4,700           4,731
   Wachovia Capital Trust III (F)
     5.800%, 03/15/11                                     2,230           1,993
   Washington Mutual
     4.625%, 04/01/14                                     3,180           2,485
     4.000%, 01/15/09                                       306             288
   Washington Mutual Preferred Funding (C) (F)
     6.534%, 03/29/49                                     1,600             988
   Wells Fargo
     5.375%, 02/07/35                                     2,085           1,838
   Wells Fargo Capital X (J)
     5.950%, 12/15/36                                       760             709
   Westfield Capital (C)
     4.375%, 11/15/10                                       303             296
   Westfield Group + (C)
     5.400%, 10/01/12                                     1,046           1,044
   Woodbourne Pass-Through Trust (C) (F)
     6.338%, 01/08/08                                     2,500           2,320
   ZFS Finance USA Trust I (C) (F)
     6.150%, 12/15/10                                       750             726
   ZFS Finance USA Trust II (C) (F)
     6.450%, 12/15/65                                       772             719
                                                                  --------------
                                                                        477,509
                                                                  --------------

HEALTH CARE -- 0.7%
   Abbot Laboratories
     5.600%, 11/30/17                                       815             837
   Aetna (J)
     6.000%, 06/15/16                                     1,570           1,585
   Astrazeneca PLC
     5.400%, 09/15/12                                     2,545           2,631
     5.400%, 06/01/14                                       825             848
   Bristol-Myers Squibb
     5.875%, 11/15/36                                       610             606
   Coventry Health Care
     5.950%, 03/15/17                                     1,630           1,598
   Davita
     6.625%, 03/15/13                                     1,065           1,060
   HCA
     6.250%, 02/15/13                                       119             104
   HCA (J)
     7.500%, 11/06/33                                     3,380           2,645
     6.500%, 02/15/16                                       749             633
     5.750%, 03/15/14                                     3,090           2,565


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Core Fixed Income Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Schering-Plough
     6.550%, 09/15/37                             $       1,250   $       1,329
   Tenet Healthcare
     9.875%, 07/01/14                                     4,115           3,920
     7.375%, 02/01/13                                       336             294
   Teva Pharmaceutical Finance LLC
     6.150%, 02/01/36                                       830             824
     5.550%, 02/01/16                                       475             469
   UnitedHealth Group (C)
     6.000%, 06/15/17                                       860             869
   Wellpoint
     5.875%, 06/15/17                                     1,345           1,354
     5.250%, 01/15/16                                       465             450
   Wellpoint (J)
     6.800%, 08/01/12                                     1,000           1,092
   Wyeth
     6.950%, 03/15/11                                     4,010           4,273
   Wyeth (J)
     5.950%, 04/01/37                                     2,680           2,687
                                                                  --------------
                                                                         32,673
                                                                  --------------

INDUSTRIALS -- 2.1%
   Aetna
     6.750%, 12/15/37                                     1,070           1,067
   Air 2 US (C)
     8.027%, 10/01/19                                       765             769
   America West Airlines, Ser 1999-1
     7.930%, 01/02/19                                     7,980           8,379
   American Airlines, Ser 1999-1
     7.024%, 10/15/09                                     3,630           3,644
   Burlington Northern Santa Fe
     6.750%, 07/15/11                                     1,610           1,701
   Cedar Brakes I LLC (C)
     8.500%, 02/15/14                                     1,457           1,618
   Cedar Brakes II LLC (C)
     9.875%, 09/01/13                                     2,646           3,000
   Complete Production Services
     8.000%, 12/15/16                                     1,005             972
   Continental Airlines, Ser 1997, Cl1A
     7.461%, 04/01/15                                     1,898           1,846
   Continental Airlines, Ser 1997, Cl4A
     6.900%, 01/02/18                                     1,770           1,797
   Continental Airlines, Ser 1999-2
     7.256%, 03/15/20                                       958             989
   Continental Airlines, Ser A
     5.983%, 04/19/22                                     1,700           1,589
   DRS Technologies
     6.625%, 02/01/16                                       505             499
   Delhaize Group
     6.500%, 06/15/17                                     2,220           2,271
   Delta Air Lines (C)
     6.821%, 08/10/22                                     1,900           1,805
   Delta Air Lines, Ser 2001-1
     7.111%, 09/18/11                                     6,250           6,250
   Diageo Capital PLC
     5.750%, 10/23/17                                       525             528
     5.200%, 01/30/13                                     1,605           1,612
   EnCana
     6.500%, 02/01/38                                     1,610           1,664
   FedEx, Ser A3
     8.400%, 03/23/10                                       556             585
   General Electric
     5.000%, 02/01/13                                     1,140           1,155

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Hutchison Whampoa International (C)
     7.450%, 11/24/33                             $       1,865   $       2,127
   Kinder Morgan Energy Partners MTN
     6.950%, 01/15/38                                       190             199
   L-3 Communications, Ser B
     6.375%, 10/15/15                                       520             512
   McDonald's
     6.300%, 10/15/37                                       385             401
     5.800%, 10/15/17                                       390             404
   News America (C)
     6.650%, 11/15/37                                     1,580           1,630
   Nordstrom
     7.000%, 01/15/38                                     2,110           2,174
   Pemex Project Funding
     Master Trust (C)
     6.625%, 06/15/35                                       765             806
   Petrobras International Finance
     5.875%, 03/01/18                                     1,375           1,367
   Service International
     7.500%, 04/01/27                                       670             616
   Systems 2001 Asset Trust (C)
     6.664%, 09/15/13                                     1,412           1,454
   Taqa Abu Dhabi National Energy (C)
     5.620%, 10/25/12                                     5,960           6,050
   Teekay
     8.875%, 07/15/11                                     1,785           1,872
   Terex
     8.000%, 11/15/17                                       320             324
   Tyco International Group
     7.000%, 06/15/28                                       230             243
     6.875%, 01/15/29                                     7,535           7,631
     6.750%, 02/15/11                                     3,470           3,640
     6.375%, 10/15/11                                     8,830           9,138
     6.125%, 11/01/08                                       230             232
     6.125%, 01/15/09                                        80              81
     6.000%, 11/15/13                                       915             940
   United Air Lines, Ser A-3 (H) (I)
     8.390%, 01/21/11                                       579              --
   United Technologies
     6.500%, 06/01/09                                     2,365           2,446
   Waste Management
     7.125%, 12/15/17                                     5,305           5,818
     7.100%, 08/01/26                                     1,710           1,846
   Yum! Brands
     6.875%, 11/15/37                                     1,405           1,399
                                                                  --------------
                                                                         97,090
                                                                  --------------

INFORMATION TECHNOLOGY -- 0.2%
   Corning
     7.250%, 08/15/36                                       485             528
   Electronic Data Systems
     7.125%, 10/15/09                                     3,680           3,799
   Freescale Semiconductor
     8.875%, 12/15/14                                       280             250
   NXP Funding LLC
     7.875%, 10/15/14                                       110             105
   NXP Funding LLC (J)
     9.500%, 10/15/15                                       365             334
   Sungard Data Systems (J)
     10.250%, 08/15/15                                      725             741
   Xerox
     6.750%, 02/01/17                                       240             250
     5.500%, 05/15/12                                     1,100           1,118
                                                                  --------------
                                                                          7,125
                                                                  --------------


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Core Fixed Income Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MATERIALS -- 0.3%
   CodelCo (C)
     4.750%, 10/15/14                             $         960   $         924
   Freeport-McMoRan Copper & Gold
     8.375%, 04/01/17                                     1,450           1,555
   Georgia Gulf (J)
     9.500%, 10/15/14                                       220             175
   Graham Packaging
     9.875%, 10/15/14                                       210             193
   Graham Packaging (J)
     8.500%, 10/15/12                                       590             552
   Lafarge
     6.150%, 07/15/11                                       770             792
   Potash of Saskatchewan
     4.875%, 03/01/13                                     1,220           1,207
   Steel Dynamics (C)
     7.375%, 11/01/12                                       290             291
     6.750%, 04/01/15                                       810             782
   US Steel
     6.050%, 06/01/17                                       245             230
   Vale Overseas.
     8.250%, 01/17/34                                       150             174
     6.875%, 11/21/36                                     5,750           5,817
   Westlake Chemicals
     6.625%, 01/15/16                                       610             577
   Weyerhaeuser
     6.750%, 03/15/12                                       370             389
                                                                  --------------
                                                                         13,658
                                                                  --------------

SOVEREIGN -- 0.8%
   Canadian Government
     4.000%, 12/01/31                                       794           1,123
   Deutsche Bundesrepublik, Ser 04
     3.750%, 01/04/15                                     6,320           8,965
   Emirate of Abu Dhabi (C)
     5.500%, 08/02/12                                     3,200           3,272
   Quebec Province
     5.125%, 11/14/16                                     2,455           2,538
   Republic of Brazil
     6.000%, 01/17/17                                     2,115           2,149
   Republic of Italy
     5.375%, 06/15/33                                       685             702
   Russian Federation (G)
     7.500%, 03/31/30                                     1,676           1,920
   United Mexican States (J)
     5.625%, 01/15/17                                     8,447           8,561
   United Mexican States MTN, Ser A
     7.500%, 04/08/33                                       176             210
     6.750%, 09/27/34                                     5,858           6,470
     5.875%, 01/15/14                                       775             806
                                                                  --------------
                                                                         36,716
                                                                  --------------

TELECOMMUNICATION SERVICES -- 1.3%
   AT&T
     6.500%, 09/01/37                                     1,380           1,443
     6.450%, 06/15/34                                       625             644
     6.300%, 01/15/38                                       800             813
     5.100%, 09/15/14                                     6,440           6,373
     4.125%, 09/15/09                                       795             790
   AT&T (J)
     6.150%, 09/15/34                                     1,420           1,418
   AT&T Mobility LLC
     6.500%, 12/15/11                                     1,455           1,532

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   America Movil
     6.375%, 03/01/35                             $         727   $         719
     6.125%, 11/15/37                                       664             632
     5.625%, 11/15/17                                     1,710           1,671
   BellSouth
     6.000%, 11/15/34                                       850             826
   BellSouth (J)
     4.750%, 11/15/12                                       170             168
   British Telecom PLC
     8.375%, 12/15/10                                     1,250           1,372
   Cincinnati Bell
     7.000%, 02/15/15                                       500             472
   Citizens Communications
     7.125%, 03/15/19                                       370             351
   Citizens Communications (J)
     7.875%, 01/15/27                                       555             529
   Deutsche Telekom International Finance
     8.000%, 06/15/10                                       925             988
     5.750%, 03/23/16                                     1,920           1,922
   Embarq (J)
     7.995%, 06/01/36                                       275             290
   France Telecom
     8.500%, 03/01/08                                       515             668
     7.750%, 03/01/11                                       800             860
   Intelsat
     9.000%, 06/15/16                                        75              76
   Intelsat Bermuda.
     9.250%, 06/15/16                                       325             327
   Koninklijke
     8.000%, 10/01/10                                       650             697
   Level 3 Financing
     9.250%, 11/01/14                                       690             624
   Motorola
     5.375%, 11/15/12                                     1,190           1,186
   New Cingular Wireless Services
     8.125%, 05/01/12                                     1,595           1,773
   New Jersey Bell Telephone
     7.850%, 11/15/29                                     1,135           1,296
   Qwest
     7.500%, 10/01/14                                     2,230           2,263
     5.625%, 11/15/08                                       430             428
   Qwest Communications International (F)
     8.369%, 02/11/08                                       545             545
   Rogers Communications
     6.375%, 03/01/14                                     1,855           1,911
   Sprint Capital
     8.750%, 03/15/32                                       915           1,031
     8.375%, 03/15/12                                     3,430           3,715
     6.900%, 05/01/19                                       100              99
     6.125%, 11/15/08                                     1,450           1,452
   Sprint Nextel
     6.000%, 12/01/16                                       595             570
   Telecom Italia Capital
     5.250%, 11/15/13                                       790             781
     5.250%, 10/01/15                                        90              88
     4.950%, 09/30/14                                     1,250           1,204
   Telecom Italia Capital (J)
     6.200%, 07/18/11                                     1,730           1,778
   Telefonica Emisiones
     5.984%, 06/20/11                                     2,460           2,531
   Telefonica Europe
     7.750%, 09/15/10                                     1,925           2,060
   Verizon Communications
     5.500%, 04/01/17                                       475             477
   Verizon New Jersey, Ser A
     5.875%, 01/17/12                                     2,175           2,240


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Core Fixed Income Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Verizon New York, Ser A
     6.875%, 04/01/12                             $         660  $          700
   Vodafone Group PLC
     5.625%, 02/27/17                                     1,165           1,160
     5.350%, 02/27/12                                       400             403
   Windstream
     8.625%, 08/01/16                                       960           1,013
                                                                  --------------
                                                                         56,909
                                                                  --------------

UTILITIES -- 1.7%
   AES (C)
     8.000%, 10/15/17                                     5,690           5,818
     7.750%, 10/15/15                                     1,040           1,056
   Allegheny Energy Supply (C)
     8.250%, 04/15/12                                       880             939
   Arizona Public Services
     8.000%, 12/30/15                                     2,972           3,400
   CMS Energy
     6.550%, 07/17/17                                       555             544
   Commonwealth Edison
     6.150%, 09/15/17                                     1,295           1,335
   DPL
     6.875%, 09/01/11                                     2,340           2,489
   Detroit Edison, Ser A
     6.625%, 06/01/36                                       990           1,047
   Dominion Resources
     5.700%, 09/17/12                                     3,270           3,358
     4.750%, 12/15/10                                     1,895           1,899
     4.125%, 02/15/08                                       810             809
   Duke Energy Carolinas
     6.250%, 01/15/12                                     1,875           1,977
     5.625%, 11/30/12                                     4,000           4,152
   Edison Mission Energy
     7.200%, 05/15/19                                     1,160           1,140
     7.000%, 05/15/17                                       880             865
   Energy Future Holdings (C)
     10.875%, 11/01/17                                    2,670           2,683
   Exelon
     5.625%, 06/15/35                                     2,720           2,429
   Exelon Generation LLC (C)
     6.950%, 06/15/11                                     1,825           1,904
   FirstEnergy, Ser B
     6.450%, 11/15/11                                     1,875           1,936
   FirstEnergy, Ser C
     7.375%, 11/15/31                                     5,845           6,413
   Intergas Finance (C) (J)
     6.375%, 05/14/17                                     3,485           3,128
   NRG Energy
     7.250%, 02/01/14                                     1,610           1,570
   Nevada Power, Ser A
     8.250%, 06/01/11                                     2,050           2,227
   Pacific Gas & Electric
     5.800%, 03/01/37                                       800             771
     5.625%, 11/30/17                                     1,075           1,078
   Pacific Gas & Electric (J)
     6.050%, 03/01/34                                     2,110           2,106
   Pacificorp
     6.250%, 10/15/37                                     1,520           1,570
   Power Contract Financing (C)
     6.256%, 02/01/10                                     2,375           2,425
   Progress Energy
     6.850%, 04/15/12                                       805             862

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Public Service Colorado
     7.875%, 10/01/12                             $       1,315  $        1,476
   Southern California Edison
     6.000%, 01/15/34                                     1,505           1,522
   Swepco Capital Trust I (F)
     5.250%, 10/01/43                                     4,255           4,281
   TXU, Ser P
     5.550%, 11/15/14                                       540             431
   TXU, Ser Q
     6.500%, 11/15/24                                     1,320             963
   TXU, Ser R (J)
     6.550%, 11/15/34                                     4,955           3,586
   Virginia Electric & Power
     6.350%, 11/30/37                                       645             661
     5.100%, 11/30/12                                     1,350           1,356
                                                                  --------------
                                                                         76,206
                                                                  --------------
Total Corporate Obligations
   (Cost $1,021,987) ($ Thousands)                                    1,018,440
                                                                  --------------

U.S. GOVERNMENT AGENCY OBIGATIONS -- 2.4%
   FHLB
     5.000%, 09/18/09                                     4,070           4,165
     4.050%, 01/21/09                                     2,000           1,999
     3.625%, 12/17/10                                     5,560           5,561
     3.310%, 01/23/09                                     2,000           1,986
   FHLB (J)
     4.625%, 10/10/12                                     6,370           6,556
   FHLMC
     5.625%, 11/23/35                                     4,830           4,950
   FHLMC (J)
     4.750%, 01/18/11                                     6,150           6,347
     4.625%, 05/28/13                                     3,750           3,752
   FHLMC DN (E)
     4.342%, 02/19/08                                       225             224
     4.318%, 01/24/08 to 01/25/08                         9,555           9,530
     4.243%, 01/02/08                                     3,195           3,195
     4.228%, 02/25/08                                       125             124
   FICO STRIPS, Ser D-P (E)
     5.378%, 09/26/19                                     4,904           2,820
   FNMA
     7.250%, 01/15/10                                     5,800           6,216
     6.250%, 02/01/11                                     8,000           8,569
   FNMA (E)
     5.088%, 03/17/08                                     6,100           6,048
   FNMA DN (E)
     4.567%, 03/12/08                                       450             446
     4.342%, 04/16/08                                       975             963
     4.280%, 05/09/08                                        11              11
     4.278%, 01/24/08                                     7,650           7,632
     4.263%, 05/07/08                                        89              88
     4.253%, 01/25/08                                    23,085          23,027
     4.231%, 01/02/08                                     1,720           1,720
     4.226%, 01/14/08                                       755             754
     4.212%, 01/22/08                                     2,050           2,046
   FNMA DN (E)
     4.208%, 04/07/08                                       500             494
                                                                  --------------
Total U.S. Government Agency Obligations
   (Cost $108,126) ($ Thousands)                                        109,223
                                                                  --------------


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Core Fixed Income Fund
December 31, 2007(Unaudited)

--------------------------------------------------------------------------------
                                              Shares/Face Amount
                                              ($ Thousands)/       Market Value
Description                                    Notional Amount    ($ Thousands)
--------------------------------------------------------------------------------

PURCHASED SWAPTIONS -- 0.1%
   U.S. Swaption Call, Barclays                    $     77,393   $       1,219
   U.S. Swaption Call, Barclays                          10,037             757
   U.S. Swaption Call, Merrill Lynch                     66,431           1,110
   U.S. Swaption Call, Merrill Lynch                      8,765             695
   U.S. Swaption Put, Barclays                           63,417             895
   U.S. Swaption Put, Barclays                            8,138             557
                                                                  --------------
Total Purchased Swaptions
   (Cost $2,255) ($ Thousands)                                            5,233
                                                                  --------------
CASH EQUIVALENTS ** -- 12.5%
   Evergreen Select Money Market
      Fund, Institutional Class, 3.964%              12,267,531          12,268
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 4.970% ++               39,087,401          39,087
   SEI Liquidity Fund L.P., 4.980% ++ (K)           513,723,824         513,724
                                                                  --------------
Total Cash Equivalents
   (Cost $565,079) ($ Thousands)                                        565,079
                                                                  --------------
U.S. TREASURY OBLIGATIONS -- 11.8%
   U.S. Treasury Bill
      2.772%, 01/24/08                                       20              20
   U.S. Treasury Bill, 2.375%,
      4/15/2011 (D) (J)
      2.375%, 04/15/11                                   16,738          17,447
   U.S. Treasury Bonds
      7.500%, 11/15/16                                    3,162           3,969
      6.250%, 05/15/30                                    3,569           4,454
      5.250%, 02/15/29                                    2,670           2,937
   U.S. Treasury Bonds (D)
      3.875%, 04/15/29                                    4,612           6,103
      3.375%, 01/15/12                                      365             398
      0.875%, 04/15/10                                       88              88
   U.S. Treasury Bonds (D) (J)
      3.625%, 04/15/28                                   13,005          16,476
      2.500%, 07/15/16                                   17,728          18,905
      2.375%, 01/15/25 to 01/15/27                       33,896          35,638
      2.000%, 07/15/14 to 01/15/26                       16,011          16,517
      1.875%, 07/15/15                                   17,740          18,083
   U.S. Treasury Bonds (J)
      8.875%, 02/15/19                                    4,397           6,184
      8.125%, 08/15/19                                    7,039           9,488
      6.625%, 02/15/27                                    2,742           3,480
      6.250%, 08/15/23                                    9,683          11,593
      6.125%, 11/15/27                                   28,336          34,315
      5.375%, 02/15/31                                    6,923           7,800
      5.000%, 05/15/37                                    4,907           5,348
      4.500%, 03/31/12 to 02/15/36                       95,700          99,841
      3.875%, 10/31/12                                    2,108           2,149
   U.S. Treasury Notes
      4.875%, 05/31/09                                    1,425           1,460
      4.250%, 08/15/15 to 11/15/17                        7,161           7,298
      3.625%, 10/31/09 to 05/15/13                        3,418           3,440
      3.375%, 11/30/12                                      175             174
      3.125%, 11/30/09                                      527             528
   U.S. Treasury Notes (J)
      5.125%, 05/15/16                                   42,547          46,050
      4.750%, 01/31/12 to 02/15/37                       61,204          64,494
      4.625%, 07/31/12                                    1,340           1,407
      4.500%, 05/15/10                                      873             902
      4.250%, 09/30/12                                   58,000          60,035

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   U.S. Treasury STRIPS (A)
      3.402%, 08/15/19                             $      3,485   $       2,075
   U.S. Treasury STRIPS (A) (J)
      5.715%, 11/15/21                                   43,310          22,859
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $503,729) ($ Thousands)                                        531,955
                                                                  --------------
COMMERCIAL PAPER (A) -- 1.2%

CONSUMER DISCRETIONARY -- 0.3%
   Lowes
      4.405%, 01/04/08                                   15,000          14,995
                                                                  --------------
FINANCIALS -- 0.9%
   Bear Stearns
      4.970%, 01/18/08                                    9,000           8,979
   Citigroup Funding
      5.013%, 01/07/08                                   16,540          16,526
   GECC
      4.437%, 01/07/08                                    1,095           1,094
   Merrill Lynch
      5.267%, 01/09/08                                   12,880          12,865
                                                                  --------------
                                                                         39,464
                                                                  --------------
Total Commercial Paper
   (Cost $54,459) ($ Thousands)                                          54,459
                                                                  --------------
CERTIFICATES OF DEPOSIT (F) -- 0.1%
   JPMorgan Chase
      8.750%, 02/28/08                                    2,152           2,129
      7.590%, 03/28/08                                    1,960           1,855
                                                                  --------------
Total Certificates of Deposit
   (Cost $4,016) ($ Thousands)                                            3,984
                                                                  --------------
LOAN PARTICIPATIONS -- 0.9%
   Adesa, B
      0.000%, 09/22/13                                    1,000             938
   Allison Transmission, B
      8.170%, 08/07/14                                    2,000           1,862
   Alltel Wireless
      7.593%, 11/15/14                                      500             482
   Aramark, Strip
      6.705%, 01/31/14                                    1,000             949
   Ashmore Energy (Synthetic
      Revolving Deposits)
      8.198%, 03/07/12                                      144             137
   Bausch & Lomb
      8.143%, 02/26/08                                      800             796
   Bausch & Lomb (Unfunded)
      0.000%, 04/11/15                                      200              --
   Berry Plastics Holding
      6.706%, 04/03/15                                    1,000             939
   Charter Communications
      0.000%, 03/15/14                                    1,500           1,399
   Cumulus Media
      6.962%, 06/07/13                                    1,000             928
   DaimlerChrysler Financial
      9.360%, 08/03/12                                    1,000             959
   Dollar General
      7.710%, 07/15/14                                    1,000             915
   Dubai Aerospace Enterprise, Strip
      8.970%, 07/26/08                                    1,000             997


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Core Fixed Income Fund
December 31, 2007(Unaudited)

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Education Management, C
      7.000%, 06/15/13                             $      1,500   $       1,425
   Enterprise GP Holdings
      7.494%, 05/05/08                                    1,000             994
   Freescale Semiconductor
      0.000%, 12/01/13                                    1,000             924
   General Motors, B
      7.585%, 12/15/13                                    1,000             933
   Georgia-Pacific, B
      0.000%, 12/23/13 (D)                                1,500           1,428
   Hertz
      0.000%, 12/21/12 (D)                                1,000             977
   Iasis
      7.066%, 05/01/14                                      697             660
   Iasis (Delayed Draw)
      7.703%, 05/01/14                                      177             167
   Iasis (Synthetic)
      7.024%, 05/01/14                                       64              60
   Iasis Healthcare (Unfunded,
      Delayed Draw)
      0.000%, 03/15/14                                       62               3
   Iconix, B
      0.000%, 05/01/14 (D)                                1,000             942
   Idearc, B
      7.200%, 11/01/14                                    1,000             950
   Insight Midwest Holdings LLC
      7.000%, 04/06/14                                    1,000             959
   Las Vegas Sands LLC, Strip
      (Delayed Draw) (Unfunded)
      0.000%, 05/08/14                                      167             157
   Las Vegas Sands LLC, Strip, B
      6.950%, 05/08/14                                    1,833           1,720
   Lodgenet Entertainment
      7.200%, 04/04/14                                    1,000             962
   Manor Care
      9.000%, 11/15/14                                    1,000             954
   New Page
      0.000%, 11/05/14 (D)                                1,000             992
   Nuveen Investments
      7.724%, 11/01/14                                    1,000             988
   Petco Animal Supplies, B
      7.328%, 11/15/13                                    1,000             955
   Prisma Energy International
      8.198%, 03/30/14                                    1,356           1,292
   Regal Cinemas, B
      6.330%, 10/19/10                                    1,000             946
   Royalty Pharma
      7.095%, 05/15/14                                    1,000             994
   Sunguard, B
      7.356%, 08/15/12                                    1,250           1,205
   Texas Competitive Electric
      8.622%, 10/10/14                                    2,000           1,961
   Telesat Canada (Unfunded), B
      0.000%, 10/15/14                                      118               3
   Telesat Canada, B
      7.472%, 10/15/14                                    1,382           1,348
   Tribune, X
      0.000%, 05/30/09 (D)                                1,000             963
   UPC Financing Partnership, N
      7.130%, 03/30/14                                    1,000             941

--------------------------------------------------------------------------------
                            Face Amount($ Thousands)/Contracts/
                                                Notional Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   United Airlines
      7.001%, 01/12/14                           $        1,000   $         933
   Univision Communications, B
      0.000%, 09/15/14 (D)                                2,500           2,275
   Visteon, B
      8.380%, 06/20/13                                    1,000             926
   Yankee Candle
      7.200%, 01/15/14                                    1,000             931
                                                                  --------------
Total Loan Participations
      (Cost $44,096) ($ Thousands)                                       43,169
                                                                  --------------
REPURCHASE AGREEMENT (N) -- 1.0%

Deutsche Bank
   4.150%, dated 12/31/07, to be
   repurchased on 01/02/08, repurchase
   price $43,009,914 (collateralized by a
   FNMA obligation, par value
   $43,314,000, 5.40%, 12/14/22; with
   total market value $43,860,016)                       43,000          43,000
                                                                  --------------
Total Repurchase Agreement
   (Cost $43,000) ($ Thousands)                                          43,000
                                                                  --------------
Total Investments -- 126.7%
   (Cost $5,712,625) ($ Thousands) ++                             $   5,717,599
                                                                  ==============
WRITTEN SWAPTIONS -- (0.1)%
   U.S. Swaption Call, Barclays                         (38,000)  $      (1,724)
   U.S. Swaption Call, Merrill Lynch                    (33,000)         (1,607)
   U.S. Swaption Put, Barclays                          (31,000)         (1,275)
                                                                  --------------
Total Written Swaptions
   (Premiums Received $(2,255)) ($ Thousands)                            (4,606)
                                                                  --------------
WRITTEN OPTIONS -- 0.0%
   February 2008 U.S. 10 Year Treasury
      Note Put, Expires 02/23/08,
      Strike Price: $112.00*                               (109)  $         (82)
   February 2008 U.S. 10 Year Treasury
      Note Put, Expires 02/25/08,
      Strike Price: $112.00*                               (150)           (113)
   March 2008 U.S. 10 Year Treasury
      Note Call, Expires 2/22/08,
      Strike Price: $114.50*                               (208)           (198)
   March 2008 U.S. 10 Year Treasury
      Note Put, Expires 02/22/08,
      Strike Price: $110.50*                               (208)            (71)
   March 2008 U.S. 10 Year Treasury
      Note Put, Expires 02/22/08,
      Strike Price: $111.00*                                (73)            (33)
   June 2008 90 Day Euro Call,
      Expires 06/19/08,
      Strike Price: $95.875*                               (149)           (183)
   June 2008 90 Day Euro Put,
      Expires 06/19/08,
      Strike Price: $95.875*                               (149)            (43)
   March 2008 90 Day Euro Call,
      Expires 03/17/08,
      Strike Price: $95.50*                                 (89)            (71)


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Core Fixed Income Fund
December 31, 2007(Unaudited)

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Contracts        ($ Thousands)
--------------------------------------------------------------------------------
   March 2008 90 Day Euro Call,
      Expires 03/17/08,
      Strike Price: $96.00*                                (347)  $         (69)
   March 2008 90 Day Euro Call,
      Expires 03/18/08,
      Strike Price: $95.38*                                (162)           (167)
   March 2008 90 Day Euro Put,
      Expires 03/17/08,
      Strike Price: $95.38*                                (186)            (12)
   March 2008 U.S. Ten Year Treasury
      Call, Expires 02/22/08,
      Strike Price: $112.00*                               (151)           (323)
   March 2008 U.S. Ten Year Treasury
      Call, Expires 02/22/08,
      Strike Price: $121.00*                                (60)            (36)
   March 2008 U.S. Ten Year Treasury
      Put, Expires 02/22/08,
      Strike Price: $109.50*                               (282)            (53)
   March 2008 U.S. Ten Year Treasury
      Put, Expires 02/22/08,
      Strike Price: $113.00*                               (182)           (142)
   March 2008 90 Day Euro Put,
      Expires 03/20/08,
      Strike Price: $95.5*                                 (337)            (46)
   March 2008 U.S. Ten Year
      Treasury Put, Expires 02/22/08,
      Strike Price: $107*                                  (240)            (11)
                                                                  --------------
Total Written Options
      (Premiums Received $(3,082) ($ Thousands)                   $      (1,653)
                                                                  --------------

A summary of the outstanding forward foreign currency contracts held by the Fund at December 31, 2007, is as follows:

--------------------------------------------------------------------------------
                                                          UNREALIZED
              CURRENCY             CURRENCY              APPRECIATION
MATURITY      TO DELIVER           TO RECEIVE            (DEPRECIATION)
DATE          ($ THOUSANDS)        ($ THOUSANDS)         ($ THOUSANDS)
------------------------------------------------------------------------
2/12/08       EUR       20,545     USD      29,296        $      (759)
2/12/08       GBP        6,740     USD      13,676                277
2/12/08       USD       17,542     JPY   1,981,542                284
                                                          ------------
                                                          $      (198)
                                                          ============

A summary of the open futures contracts held by the Fund at December 31, 2007, is as follows:
--------------------------------------------------------------------------------
                               NUMBER
                                 OF                                  UNREALIZED
                              CONTRACTS                            APPRECIATION
TYPE OF                         LONG          EXPIRATION         (DEPRECIATION)
CONTRACT                       (SHORT)           DATE             ($ THOUSANDS)
--------------------------------------------------------------------------------
30-Day Federal Fund                 7          Jan-2008                $      4
30-Day Federal Fund                 3          Mar-2008                       1
90-Day Euro$                       45          Mar-2010                     161
90-Day Euro$                       (5)         Mar-2011                     (12)
90-Day Euro$                    2,314          Mar-2008                   3,783
90-Day Euro$                       50          Mar-2009                     239
90-Day Euro$                     (270)         Jun-2010                    (561)
90-Day Euro$                       (5)         Jun-2011                     (11)
90-Day Euro$                      967          Jun-2008                   2,595
90-Day Euro$                      345          Jun-2009                   1,204
90-Day Euro$                        3          Sep-2010                       6
90-Day Euro$                       50          Sep-2008                      36
90-Day Euro$                      345          Sep-2009                   1,095
90-Day Euro$                       11          Dec-2010                      21
90-Day Euro$                     (281)         Dec-2008                  (1,005)
90-Day Euro$                       50          Dec-2009                     194
90-Day Sterling                  (194)         Mar-2008                     (24)
3-Month Euro Euribor              196         June-2008                     (64)
10-Year Swap                       42          Mar-2008                     (20)
Eurx Euro-Bond                    392          Mar-2008                  (1,306)
U.S. 2-Year Note                  455          Mar-2008                     (24)
U.S. 5-Year Note                2,701          Mar-2008                   1,148
U.S. 10-Year Note              (2,333)         Mar-2008                     (75)
U.S. Long Treasury Bond           709          Mar-2008                  (1,542)
                                                                  --------------
                                                                       $  5,843
                                                                  --------------


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Core Fixed Income Fund
December 31, 2007 (Unaudited)

A summary of outstanding swap agreements held by the Fund at December 31, 2007, is as follows:

------------------------------------------------------------------------------------------------------------------------------------

                                                         INTEREST RATE SWAPS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     NET UNREALIZED
                                                                                                        NOTIONAL      APPRECIATION
                                                                                        EXPIRATION       AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                                DATE      ($ THOUSANDS)    ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Received fixed rate of 4.8575% and pay floating rate, rate based on 3 Month LIBOR.
   (Counter Party: Citigroup)                                                           11/15/2009           4,270          $    74
Received fixed rate of 4.39% and pay floating rate, rate based on 3 Month LIBOR.
   (Counter Party: JP Morgan Chase)                                                     11/15/2009           7,180               65
Received fixed rate of 4.40% and pay floating rate, rate based on 3 Month LIBOR.
   (Counter Party: Merrill Lynch)                                                        5/31/2012           9,091              101
Received fixed rate of 5.043% and pay floating rate, rate based on 3 Month LIBOR.
   (Counter Party: Merrill Lynch)                                                       11/30/2009           3,090               67
Received fixed rate of 4.1475% and pay floating rate, rate based on 3 Month LIBOR.
   (Counter Party: Merrill Lynch)                                                       11/23/2009           7,190               31
Received fixed rate of 4.8125% and pay floating rate, rate based on 3 Month LIBOR.
   (Counter Party: Merrill Lynch)                                                       11/15/2009           4,300               71
Pays fixed rate of 4.52375% and receives floating rate, rate based on 5Y5Y
   Swaption Straddle. (Counter Party: Lehman Brothers)                                   5/24/2017           5,110              275
Pays fixed rate of 4.650% and receives floating rate, rate based on 5Y5Y Swaption
   Straddle. (Counter Party: Lehman Brothers)                                            5/18/2017           9,000              388
Pays fixed rate of 5.00% and receives floating rate, rate based on 5Y5Y Swaption
   Straddle. (Counter Party: Merrill Lynch)                                             10/18/2017           2,370               86
Pays fixed rate of 5.03% and receives floating rate, rate based on 5Y5Y Swaption
   Straddle. (Counter Party: Merrill Lynch)                                             10/16/2017           2,370               90
Pays fixed rate of 5.05% and receives floating rate, rate based on 5Y5Y Swaption
   Straddle. (Counter Party: Lehman Brothers)                                           11/30/2009           3,090               72
Pays fixed rate of 5.05% and receives floating rate, rate based on 5Y5Y Swaption
   Straddle. (Counter Party: Lehman Brothers)                                           10/16/2017           2,370               23
Pays floating rate based on 3 Month LIBOR and receives a fixed rate of 7.16%.
   (Counter Party: Lehman Brothers)                                                      5/25/2022           4,500                4
Pays floating rate based on 3 Month LIBOR and receives a fixed rate of 7.88%.
   (Counter Party: Lehman Brothers)                                                       6/4/2022           3,130               51
                                                                                                                     ---------------
                                                                                                                            $ 1,398
                                                                                                                     ===============


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Core Fixed Income Fund
December 31, 2007 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------

                                                         TOTAL RETURN SWAPS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     NET UNREALIZED
                                                                                                        NOTIONAL      APPRECIATION
                                                                                        EXPIRATION       AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                                DATE      ($ THOUSANDS)    ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
The Fund receives payment on the monthly reset spread from Bank of America--CMBS
   AAA 10 YR Index plus 20 basis points times the notional amount. The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment
   period. (Counter Party: Goldman Sachs)                                               06/01/2008       $  30,000          $     1
The Fund receives payment on the monthly reset spread from Bank of America--CMBS
   AAA 10 YR Index plus 30 basis points times the notional amount. The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment
   period. (Counter Party: Merrill Lynch)                                               01/31/2008          10,000               --
The Fund receives payment on the monthly reset spread from Bank of America--CMBS
   AAA 10 YR Index plus 5 basis points times the notional amount. The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment
   period. (Counter Party: Bank of America)                                             01/31/2008          10,000               --
The Fund receives payment on the monthly reset spread from Bank of America--CMBS A
   Index plus 20 basis points times the notional amount. The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period. (Counter Party: Bank
   of America)                                                                          01/31/2008          21,000                3
The Fund receives payment on the monthly reset spread from Lehman Brothers--CMBS
   AAA 10 YR Index minus 20 basis points times the notional amount. The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment
   period. (Counter Party: Bank of America)                                             05/01/2008          20,000                1
                                                                                                                     ---------------
                                                                                                                            $     5
                                                                                                                     ===============

------------------------------------------------------------------------------------------------------------------------------------

                                                        CREDIT DEFAULT SWAPS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     NET UNREALIZED
                                                                                                        NOTIONAL      APPRECIATION
                                                                                        EXPIRATION       AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                                DATE      ($ THOUSANDS)    ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund delivers a monthly payment of 0.3075 (3.690% per annum) times notional amount of ABX.HE.A 07-2 Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter Party:
   Citigroup)                                                                            1/25/2038       $  (2,945)         $  (510)
Fund delivers a monthly payment of 0.416% (5.000% per annum) times notional amount of ABX.HE.BBB 07-2 Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter
   Party: Lehman Brothers)                                                               1/25/2038          (1,665)            (181)
Fund delivers a monthly payment of 0.416% (5.000% per annum) times notional amount of ABX.HE.BBB 07-2 Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter
   Party: Lehman Brothers)                                                               1/25/2038          (5,890)            (672)
Fund receives a monthly payment of 0.367% (0.44% per annum) times notional amount of ABX.HE.A 06-2 Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter Party:
   Citigroup)                                                                            5/25/2046           2,945              360
Fund receives a monthly payment of 0.16% (1.92% per annum) times notional amount of ABX.HE.AA 07-2 Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter Party: Lehman
   Brothers)                                                                             1/25/2038          (1,435)              17
Fund receives a monthly payment of 0.4167% (5.00% per annum) times notional amount of ABX.HE.BBB 07-2 Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter
   Party: Merrill Lynch)                                                                 1/25/2038          (1,750)            (341)
Fund delivers a monthly payment of 0.16% (1.92% per annum) times notional amount of ABX.HE.AA 07-2 Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter Party:
   Citigroup)                                                                            1/25/2038          (3,560)          (1,534)
Fund delivers a monthly payment of 0.16% (1.92% per annum) times notional amount of ABX.HE.AA 07-2 Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter Party:
   Citigroup)                                                                            1/25/2038            (455)            (212)
Fund receives a monthly payment of 0.417% (5.000% per annum) times notional amount of ABX.HE.BBB 07-2 Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter
   Party: Lehman Brothers)                                                               1/25/2038          (7,000)          (1,405)
Fund receives a monthly payment of 0.016% (1.920% per annum) times notional amount of ABX.HE.AA 07-2 Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter
   Party: Citigroup)                                                                     1/25/2038            (140)             (67)


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Core Fixed Income Fund
December 31, 2007 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     NET UNREALIZED
                                                                                                        NOTIONAL      APPRECIATION
                                                                                        EXPIRATION       AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                                DATE      ($ THOUSANDS)    ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund delivers a monthly payment of 0.0125% (0.15% per annum) times notional amount of ABX.HE.AA 07-1 Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter Party:
   Citigroup)                                                                            8/25/2037       $    (975)         $  (342)
Fund receives a monthly payment of 0.016% (1.92% per annum) times notional amount of ABX.HE.AAA 07-2 Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter
   Party: Lehman Brothers)                                                               1/25/2038          (1,435)               8
Fund delivers a monthly payment of 0.0125% (0.15% per annum) times notional amount of ABX.HE.AA 07-1 Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter Party:
   Citigroup)                                                                            1/25/2038            (980)            (281)
Fund receives a monthly payment of 0.16% (1.92% per annum) times notional amount of ABX.HE.A 06-1 Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter Party:
   Citigroup)                                                                            1/25/2038             (20)              (9)
Fund delivers a monthly payment of 0.16% (1.92% per annum) times notional amount of ABX.HE.AA 07-2 Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter Party:
   JPMorgan Chase)                                                                       8/25/2037            (985)            (384)
Fund delivers a monthly payment of 0.16% (1.92% per annum) times notional amount of ABX.HE.AA 07-2 Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter Party:
   Citigroup)                                                                            1/25/2038            (440)            (167)
Fund delivers a monthly payment of 0.0367% (0.44% per annum) times notional amount of ABX.HE.A 06-2 Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter Party: Lehman
   Brothers)                                                                             5/25/2046           1,490              302
Fund delivers a monthly payment of 0.3075% (3.69% per annum) times notional amount of ABX.HE.A 07-2 Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter Party: Lehman
   Brothers)                                                                             1/25/2038          (1,490)            (350)
Fund delivers a monthly payment of 0.16% (1.920% per annum) times notional amount of ABX.HE.AA 07-2 Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter Party:
   Citigroup)                                                                            1/25/2038          (5,500)          (1,759)
Fund delivers a monthly payment of 0.0125% (0.15% per annum) times notional amount of ABX.HE.AA 07-1 Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter Party: Lehman
   Brothers)                                                                             8/25/2037          (4,910)          (1,151)
Fund delivers a monthly payment of 0.16% (1.920% per annum) times notional amount of ABX.HE.AA 07-2 Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter Party: JP
   Morgan Chase)                                                                         1/25/2038          (3,435)          (1,052)
Fund delivers a monthly payment of 0.16% (1.92% per annum) times notional amount of ABX.HE.AA 07-2 Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter Party:
   Citigroup)                                                                            1/25/2038          (1,840)            (533)
Fund delivers a monthly payment of 0.0267% (0.32% per annum) times notional amount of ABX.HE.AA 06-1 Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter Party: Lehman
   Brothers)                                                                             7/25/2045           8,750              646
Fund receives a monthly payment of 0.0075% (0.09% per annum) times notional amount of ABX.HE.AAA 07-1 Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter
   Party: Citigroup)                                                                     7/25/2045          (5,795)            (369)
Fund receives a monthly payment of 0.16% (1.92% per annum) times notional amount of ABX.HE.AA 07-2 Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter
   Party: Lehman Brothers)                                                               1/25/2038          (1,435)             (73)
Fund receives a monthly payment of 0.16% (1.92% per annum) times notional amount of ABX.HE.AA 07-2 Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter
   Party: Lehman Brothers)                                                               1/25/2038          (1,435)              87
Fund delivers a monthly payment of 0.16% (1.92% per annum) times notional amount of ABX.HE.AA 07-2 Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter Party: Legg
   Mason)                                                                                1/25/2038            (990)            (440)
Fund delivers a monthly payment of 0.0125% (0.15% per annum) times notional amount of ABX.HE.AA 07-1 Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter Party: Lehman
   Brothers)                                                                             1/25/2038          (1,035)            (408)
Fund delivers a monthly payment of 0.0125% (0.15% per annum) times notional amount of ABX.HE.AA 07-1 Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter Party:
   Wachovia)                                                                             8/25/2037            (985)            (301)
Fund delivers a monthly payment of 0.0125% (0.15% per annum) times notional amount of ABX.HE.AA 07-1 Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter Party:
   Barclays)                                                                             8/25/2037          (1,035)            (310)
Fund receives a monthly payment of 0.16% (1.920% per annum) times notional amount of ABX.HE.AA 07-2 Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter Party: JP
   Morgan Chase)                                                                         1/25/2038          (1,960)            (665)


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Core Fixed Income Fund
December 31, 2007 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     NET UNREALIZED
                                                                                                        NOTIONAL      APPRECIATION
                                                                                        EXPIRATION       AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                                DATE      ($ THOUSANDS)    ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund receives a monthly payment of 0.0125% (0.15% per annum) times notional amount of ABX.HE.AA 07-1 Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter Party:
   Citigroup)                                                                            8/25/2037       $  (2,455)         $  (632)
Fund receives a monthly payment of 0.16% (1.92% per annum) times notional amount of ABX.HE.AA 07-2 Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter Party: Lehman
   Brothers)                                                                             1/25/2038            (980)            (334)
Fund delivers a monthly payment of 0.16% (1.920% per annum) times notional amount of ABX.HE.AA 07-2 Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation.. (Counter Party: Lehman
   Brothers)                                                                             1/25/2038            (980)            (323)
Fund receives a quarterly payment of 1.25% (5.000% per annum) times notional amount of Countrywide Loan. Upon a defined credit event the Fund receives the notional
   amount and delivers of the defined obligation. (Counter Party: Deutsche Bank)        12/20/2008          (4,500)            (237)
Fund pays a quarterly payment of 0.11125% (0.445% per annum) times notional amount of Darden Restauants, Inc., 7.125%, 02/01/16. Upon a defined credit event the
   Fund receives the notional amount and delivers of the defined obligation.
   (Counter Party: Bank of America)                                                     12/20/2011           2,250               20
Fund pays a quarterly payment of 0.115% (0.46% per annum) times notional amount of
   Autozone, Inc., 5.875%, 10/15/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party:
   JPMorgan Chase)                                                                      12/20/2011           2,125               (9)
Fund pays a quarterly payment of 0.055% (0.22% per annum) times notional amount of
   Nucor Corp., 4.875%, 12/01/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party:
   Bank of America)                                                                     12/20/2011           2,125                5
Fund pays a quarterly payment of 0.295% (1.18% per annum) times notional amount of
   Gap, Inc., 8.800%, 12/15/08. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party: Bank of
   America)                                                                             12/20/2011           2,125              (39)
Fund pays a quarterly payment of 0.11875% (0.475% per annum) times notional amount of Meadwestavaco Corp., 6.850%, 04/01/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Bank of America)                                                              12/20/2011           2,250               11
Fund pays a quarterly payment of 0.055% (0.22% per annum) times notional amount of
   Nucor Corp., 4.875%, 12/01/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party:
   Bank of America)                                                                     12/20/2011           2,125                5
Fund pays a quarterly payment of 0.0475% (0.19% per annum) times notional amount of
   TJX Companies, 7.450%, 12/15/09. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party:
   Bank of America)                                                                     12/20/2011           2,250               17
Fund pays a quarterly payment of 0.1375% 0.55% per annum) times notional amount of
   Black & Decker Corp., 7.125%, 06/01/11. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: JPMorgan Chase)                                                               12/20/2011           2,125                7
Fund pays a quarterly payment of 0.295% (1.18% per annum) times notional amount of
   Gap, Inc., 8.800%, 12/15/08. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party:
   JPMorgan Chase)                                                                      12/20/2011           2,250              (41)
Fund pays a quarterly payment of 0.0975% (0.39% per annum) times notional amount of
   Hasbro, inc., 2.750%, 12/01/21. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party:
   JPMorgan Chase)                                                                      12/20/2011           2,250               38
Fund pays a quarterly payment of 0.1375% (0.55% per annum) times notional amount of
   Black & Decker Corp., 7.125%, 06/01/11. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Bank of America)                                                              12/20/2011           2,125                7
Fund pays a quarterly payment of 0.11875% (0.475% per annum) times notional amount of The Limited, Inc., 6.125%, 12/01/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Bank of America)                                                              12/20/2011           2,250               98
Fund pays a quarterly payment of 0.1925% (0.77% per annum) times notional amount of
   Jones Apparel Group, 5.125%, 11/15/14. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: JPMorgan Chase)                                                               12/20/2011           2,250               97
Fund pays a quarterly payment of 0.0675% (0.27% per annum) times notional amount of
   Southwest Airlines Co., 6.500%, 03/01/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: JPMorgan Chase)                                                               12/20/2011           2,250               23
Fund pays a quarterly payment of 0.1125% (0.45% per annum) times notional amount of
   Lubrizol Corp., 7.250%, 06/15/35. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party:
   JPMorgan Chase)                                                                      12/20/2011           2,125               (1)
Fund pays a quarterly payment of 0.05% (0.25% per annum) times notional amount of
   PPG Industries, Inc., 7.050%, 08/15/09. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: JPMorgan Chase)                                                               12/20/2011           2,250               14
Fund pays a quarterly payment of 0.0845% (0.338% per annum) times notional amount of Whirlpool Corp., 7.750%, 07/15/16. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Merrill Lynch)                                                                12/20/2011           2,250               19


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Core Fixed Income Fund
December 31, 2007 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     NET UNREALIZED
                                                                                                        NOTIONAL      APPRECIATION
                                                                                        EXPIRATION       AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                                DATE      ($ THOUSANDS)    ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund pays a quarterly payment of 0.0325% (0.13% per annum) times notional amount of
   Loews Companies, Inc., 8.250%, 06/01/10. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Merrill Lynch)                                                                12/20/2011       $   2,250          $    22
Fund pays a quarterly payment of 0.0675% (0.27% per annum) times notional amount of
   Southwest Airlines Co., 6.500%, 03/01/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Merrill Lynch)                                                                12/20/2011           2,125               22
Fund pays a quarterly payment of 0.1125% (0.45% per annum) times notional amount of
   Lubrizol Corp., 7.250%, 06/15/35. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party:
   Merrill Lynch)                                                                       12/20/2011           2,125               (1)
Fund pays a quarterly payment of 0.225% (0.90% per annum) times notional amount of
   MDC Holdings, Inc., 5.500%, 05/15/13. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Merrill Lynch)                                                                12/20/2011           2,250               41
Fund pays a quarterly payment of 0.1725% (0.69% per annum) times notional amount of
   Donnelley (R.R.) & Sons, 4.950%, 04/01/14. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Merrill Lynch)                                                                12/20/2011           2,250                3
Fund pays a quarterly payment of 0.35% (0.14% per annum) times notional amount of
   Pitney Bowes, Inc., 4.625%, 10/01/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Bank of America)                                                              12/20/2011           4,500               23
Fund pays a quarterly payment of 0.11% (0.44% per annum) times notional amount of
   Autozone, Inc., 5.875%, 10/15/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party:
   Bank of America)                                                                     12/20/2013           2,125               (7)
Fund pays a quarterly payment of 0.1825% (0.73% per annum) times notional amount of
   Masco Corp., 5.875%, 07/15/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party:
   Bank of America)                                                                     12/20/2013           2,250               87
Fund pays a quarterly payment of 0.065% (0.26% per annum) times notional amount of
   Dow Chemical, Inc., 6.000%, 10/01/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: JPMorgan Chase)                                                               12/20/2013           2,125               21
Fund pays a quarterly payment of 0.0875% (0.35% per annum) times notional amount of
   MGIC Investment Corp., 6.000%, 03/15/07. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Bank of America)                                                              12/20/2013           2,125              267
Fund pays a quarterly payment of 0.0875% (0.35% per annum) times notional amount of
   PMI Group, Inc., 6.000%, 09/15/16. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Bank of America)                                                              12/20/2013           2,125              272
Fund pays a quarterly payment of 0.0975% (0.39% per annum) times notional amount of
   Radian Group, Inc., 7.750%, 06/01/11. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Bank of America)                                                              12/20/2013           2,125              453
Fund pays a quarterly payment of 0.07% (0.28% per annum) times notional amount of
   Nordstrom, Inc., 6.950%, 03/15/28. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: JPMorgan Chase)                                                               12/20/2013           2,125               36
Fund pays a quarterly payment of 0.0875% (0.35% per annum) times notional amount of
   MGIC Investment Corp., 6.000%, 03/15/07. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: JPMorgan Chase)                                                               12/20/2013           2,125              272
Fund pays a quarterly payment of 0.0875% (0.35% per annum) times notional amount of
   PMI Group, Inc., 6.000%, 09/15/16. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: JPMorgan Chase)                                                               12/20/2013           2,125              267
Fund pays a quarterly payment of 0.0975% (0.39% per annum) times notional amount of
   Radian Group, Inc., 7.750%, 06/01/11. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: JPMorgan Chase)                                                               12/20/2013           2,250               10
Fund pays a quarterly payment of 0.07% (0.28% per annum) times notional amount of
   Nordstrom, Inc., 6.950%, 03/15/28. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Merrill Lynch)                                                                12/20/2013           2,125               36
Fund pays a quarterly payment of 0.0975% (0.39% per annum) times notional amount of
   Johnson Controls, inc., 7.125%, 07/15/17. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Bank of America)                                                              12/20/2013           2,125                7
Fund pays a quarterly payment of 0.0875% (0.35% per annum) times notional amount of
   Alcan, Inc., 4.875%, 09/15/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party:
   Bank of America)                                                                     12/20/2013           2,125                3
Fund pays a quarterly payment of 0.0975% (0.37% per annum) times notional amount of
   Darden Restaurants, Inc., 7.125%, 02/01/16. Upon a defined credit event the
   Fund receives the notional amount and delivers of the defined obligation.
   (Counter Party: Bank of America)                                                     12/20/2013           2,125                9
Fund pays a quarterly payment of 0.0625% (0.25% per annum) times notional amount of
   Dow Chemical, Inc., 6.000%, 10/01/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Merrill Lynch)                                                                 6/20/2012           2,125               22


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Core Fixed Income Fund
December 31, 2007 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     NET UNREALIZED
                                                                                                        NOTIONAL      APPRECIATION
                                                                                        EXPIRATION       AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                                DATE      ($ THOUSANDS)    ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund pays a quarterly payment of 0.05375% (0.215% per annum) times notional amount of Carnival Corp., 6.650%, 01/15/28. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: JPMorgan Chase)                                                                6/20/2014       $   1,600          $    17
Fund pays a quarterly payment of 0.05% (0.20% per annum) times notional amount of
   Campbell Soup Company, 4.875%, 10/01/13. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Bank of America)                                                               3/20/2014           2,775               10
Fund pays a quarterly payment of 0.1125% (0.45% per annum) times notional amount of
   Weyerhaeuser Company, 6.750%, 03/15/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Merrill Lynch)                                                                 3/20/2014           2,125               29
Fund pays a quarterly payment of 0.08% (0.32% per annum) times notional amount of Alcan, Inc., 4.875%, 09/15/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party:
   Bank of America)                                                                      9/20/2012           1,800                7
Fund pays a quarterly payment of 0.7075% (2.830% per annum) times notional amount of CDS-P TOL Monoline. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party: Merrill
   Lynch)                                                                               12/20/2012           1,435              111
Fund pays a quarterly payment of 0.3875% (1.550% per annum) times notional amount of AMBAC Assurance, 12/20/2012. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party:
   Lehman Brothers)                                                                     12/20/2012           2,100              542
Fund pays a quarterly payment of 0.3875% (1.550% per annum) times notional amount of AMBAC Assurance, 12/20/2012. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party:
   Lehman Brothers)                                                                     12/20/2012             525              135
Fund pays a quarterly payment of 0.2275% (0.91% per annum) times notional amount of AMBAC Assurance, 12/20/2012. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party: JP
   Morgan Chase)                                                                        12/20/2012           6,200              207
Fund pays a quarterly payment of 0.185% (0.74% per annum) times notional amount of
   AMBAC Assurance, 12/20/2012. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party: JP
   Morgan Chase)                                                                        12/20/2012           6,400              138
Fund pays a quarterly payment of 0.1875% (0.75% per annum) times notional amount of
   AMBAC Assurance, 12/20/2012. Upon a defined credit event the Fund receives the
   notional amount and delivers of the defined obligation. (Counter Party: Barclays)    12/20/2012             200                4
Fund pays a quarterly payment of 0.29% (1.16% per annum) times notional amount of
   AMBAC Assurance, 12/20/2012. Upon a defined credit event the Fund receives the
   notional amount and delivers of the defined obligation. (Counter Party: Barclays)    12/20/2012           9,500              437
Fund pays a quarterly payment of 0.890% (3.560% per annum) times notional amount of CDS-P CTX Monoline. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party: Merrill
   Lynch)                                                                               12/20/2012           1,350              154
Fund pays a quarterly payment of 0.695% (2.78% per annum) times notional amount of
   CDS-P TOL Monoline. Upon a defined credit event the Fund receives the notional
   amount and delivers of the defined obligation. (Counter Party: Merrill Lynch)        12/20/2012           2,450              192
Fund pays a quarterly payment of 0.9125% (3.65% per annum) times notional amount of
   CDS-P CTX Monoline. Upon a defined credit event the Fund receives the notional
   amount and delivers of the defined obligation. (Counter Party: Merrill Lynch)        12/20/2012             925              105
Fund pays a quarterly payment of 0.97% (3.88% per annum) times notional amount of CDS-P PHM Monoline. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party:
   Citigroup)                                                                           12/20/2012           2,200              253
Fund pays a quarterly payment of 0.9775% (3.95% per annum) times notional amount of CDS-P PHM Monoline. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party:
   Citiroup)                                                                            12/20/2012           1,150              132
Fund pays a quarterly payment of 0.7075% (2.83% per annum) times notional amount of CDS-P TOL Monoline. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party:
   Citigroup)                                                                           12/20/2012           1,000               78
Fund pays a quarterly payment of 0.1875% (0.75% per annum) times notional amount of AMBAC Assurance, 12/20/2012. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party:
   JPMorgan Chase)                                                                      12/20/2012           6,250              760
Fund pays a quarterly payment of 0.4625% (1.85% per annum) times notional amount of AMBAC Assurance, 12/20/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party: Merrill
   Lynch)                                                                               12/20/2012           1,200              132
Fund pays a quarterly payment of 0.425% (1.70% per annum) times notional amount of CDS Pambac Monoline. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party:
   Barclays)                                                                            12/20/2012           3,000              335
Fund pays a quarterly payment of 0.3125% 1.25% per annum) times notional amount of AMBAC Financial, 12/20/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party:
   JPMorgan Chase)                                                                      12/20/2012           1,625              335


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Core Fixed Income Fund
December 31, 2007 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     NET UNREALIZED
                                                                                                        NOTIONAL      APPRECIATION
                                                                                        EXPIRATION       AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                                DATE       ($THOUSANDS)     ($THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund receives a quarterly payment of 0.15% (0.40% per annum) times notional amount of CDX.NA.IG Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter
   Party: Bank of America)                                                              12/20/2011       $ (28,375)        $   (388)
Fund receives a quarterly payment of 0.15% (0.40% per annum) times notional amount of CDX.NA.IG Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter
   Party: Bank of America)                                                              12/20/2011          (2,400)             (46)
Fund receives a quarterly payment of 0.15% (0.40% per annum) times notional amount of CDX.NA.IG Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter
   Party: Bank of America)                                                              12/20/2011          (1,600)             (29)
Fund receives a monthly payment of 0.1125% (0.45% per annum) times notional amount of CDX.NA.IG Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter
   Party: Bank of America)                                                              12/20/2012           6,250              (32)
Fund receives a monthly payment of 0.1125% (0.45% per annum) times notional amount of CDX.NA.IG Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter
   Party: Banc of America)                                                              12/20/2012           3,000              (13)
                                                                                                                     ---------------
                                                                                                                           $ (7,881)
                                                                                                                     ===============

--------------------------------------------------------------------------------

Percentages are based on Net Assets of $4,512,825 ($ Thousands).

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of December 31, 2007.

+     Real Estate Investments Trust

++    Investment in Affiliated Security.

(A)   The rate reported is the effective yield at time of purchase.

(B) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)   Treasury Inflation Index Notes

(E) Zero coupon Bond -- The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2007. The date reported on the Schedule of Investments is the next reset date.

(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on December 31, 2007. The coupon on a step bond changes on a specified date.

(H) Securities considered illiquid. The total value of such securities as of December 31, 2007 was $5,397 ($ Thousands) and represented 0.12% of Net Assets.

(I)   Security in default on interest payments.

(J) This security or a partial position of this security is on loan at September 30, 2007. The total value of securities on loan at September, 2007 was $500,313 ($Thousands).

(K) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2007 was $523,369 ($ Thousands).

(L) The note accrues 9.65% annual coupon for any day that the 3-year swap rate exceeds the 1-year swap rate by 22 or more basis points.

(M) The note accrues 12.50% annual coupon for any day that the 5-year swap rate exceeds the 2-year swap rate by 30 or more basis points.

(N)   Tri-Party Repurchase Agreement

ABS -- Asset-Backed Security
ARM -- Adjustable Rate Mortgage
CDO -- Collateralized Debt Obligation
Cl --  Class
CMBS -- Commercial Mortgage-Backed Securities
CMO -- Collateralized Mortgage Obligation
DN -- Discount Note
EUR -- Euro
EXL -- Extendable Maturity
FFCA -- Federal Farm Credit Association
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FICO -- Fair Isaac Corporation
FNMA -- Federal National Mortgage Association
GBP -- Great British Pound
GMAC -- General Motors Acceptance Corporation
GNMA -- Government National Mortgage Association
IO -- Interest Only
JPY -- Japanese Yen
LLC -- Limited Liability Company
L.P. -- Limited Partnership
MTN -- Medium Term Note
NIM -- Net Interest Margin
PIK -- Payment-in-Kind
PLC -- Public Limited Company
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced
USD -- United States Dollar
Amounts designated as "--" are $0 or have been rounded to $0.

++ At December 31, 2007, the tax basis cost of the Fund's investments, excluding written swaptions and written options, was $5,712,067 (Thousands), and the unrealized appreciation and depreciation were 81,279 (Thousands) and $(76,244) (Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

High Yield Bond Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 76.5%

CONSUMER DISCRETIONARY -- 22.8%
   Adelphia Communications (C)
     10.250%, 06/15/11                           $          150   $          16
     0.000%, 01/15/09                                       225              22
   Adelphia Communications, Ser B PIK
     (escrow security) (C) (F)
     0.000%, 02/15/04                                        25               2
   American Casino & Entertainment
     7.850%, 02/01/12                                        50              52
   American Greetings
     7.375%, 06/01/16                                       525             511
   Amscan Holdings
     8.750%, 05/01/14                                       835             760
   Aramark Services
     8.500%, 02/01/15                                     2,100           2,126
   Aramark Services (D)
     8.411%, 02/22/08                                       350             341
   Arvinmeritor (G)
     8.750%, 03/01/12                                     2,090           1,949
   Asbury Automotive Group (A)
     7.625%, 03/15/17                                       150             133
   Ashtead Holdings PLC (A)
     8.625%, 08/01/15                                       225             197
   Autonation (D)
     7.243%, 01/15/08                                       930             858
   Avis Budget Car Rental
     7.750%, 05/15/16                                       250             235
   Avis Budget Car Rental (D)
     7.369%, 02/15/08                                       965             888
   Bausch & Lomb (A)
     9.875%, 11/01/15                                       370             376
   Beazer Homes USA
     6.875%, 07/15/15                                     2,155           1,552
   Beazer Homes USA (G)
     8.625%, 05/15/11                                       270             208
   Blockbuster (G)
     9.000%, 09/01/12                                     1,450           1,240
   Bonten Media Acquisition PIK (A)
     9.000%, 06/01/15                                       275             240
   Boyd Gaming
     7.125%, 02/01/16                                     2,375           2,244
     6.750%, 04/15/14                                     2,050           1,953
   Broder Brothers, Ser B (G)
     11.250%, 10/15/10                                    1,260             970
   Brookstone (G)
     12.000%, 10/15/12                                    1,040             970
   Brown Shoe
     8.750%, 05/01/12                                     1,100           1,122
   Burlington Coat (G)
     11.125%, 04/15/14                                    1,475           1,184
   CCH I Holdings LLC
     11.125%, 01/15/14                                      525             318
   CCH I Holdings LLC (B) (G)
     11.750%, 05/15/14                                      150              95
   CCH I Holdings LLC (G)
     9.920%, 04/01/14                                       900             528
   CCH I LLC (G)
     11.000%, 10/01/15                                    9,346           7,617
     11.000%, 10/01/15                                      350             283
   CCH II LLC
     10.250%, 09/15/10                                    1,735           1,700
   CCH II LLC, Ser B
     10.250%, 09/15/10                                      100              98

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   CCO Holdings LLC
     8.750%, 11/15/13                            $        2,800   $       2,674
   CSC Holdings
     7.625%, 07/15/18                                       600             551
     7.250%, 07/15/08                                       250             250
     6.750%, 04/15/12                                       185             177
   CSC Holdings, Ser B
     8.125%, 08/15/09                                       275             280
   Cablevision Systems, Ser B
     8.000%, 04/15/12                                     1,100           1,067
   Cablevision Systems, Ser B (D)
     9.644%, 04/03/08                                     1,760           1,780
   Caesars Entertainment
     8.875%, 09/15/08                                       440             455
     7.875%, 03/15/10                                       150             141
   Canwest Media
     8.000%, 09/15/12                                       825             779
   Carrols
     9.000%, 01/15/13                                     1,470           1,338
   Charter Communications Holdings LLC (A)
     8.000%, 04/30/12                                       175             169
   Choctaw Resort Development Entity (A)
     7.250%, 11/15/19                                     1,032             996
   Cinemark (B)
     0.000%, 03/15/14                                       450             419
   Claire's Stores (A) (G)
     10.500%, 06/01/17                                    6,575           3,518
     9.250%, 06/01/15                                       925             638
   Claire's Stores PIK (A) (G)
     9.625%, 06/01/15                                     2,735           1,764
   Community Health Systems
     8.875%, 07/15/15                                       295             301
   Cooper Standard Auto
     8.375%, 12/15/14                                     1,225             971
   Couche-Tard US
     7.500%, 12/15/13                                     1,508           1,504
   Dana (C)
     7.000%, 03/15/28                                       200             146
     7.000%, 03/01/29                                       850             637
     6.500%, 03/15/08                                       100              72
     6.500%, 03/01/09                                       350             262
   Delphi (C)
     6.550%, 06/15/06                                       325             193
     0.000%, 05/01/29                                       800             488
   Delphi (C) (G)
     0.000%, 05/01/09                                     2,425           1,455
   Dex Media
     8.000%, 11/15/13                                       325             305
   Dex Media (B)
     0.000%, 11/15/13                                     3,680           3,349
   Dex Media West, Ser B
     9.875%, 08/15/13                                     1,950           2,028
     9.875%, 08/15/13                                     3,800           3,952
     8.500%, 08/15/10                                       100             101
   DirecTV Holdings
     8.375%, 03/15/13                                     1,815           1,888
     6.375%, 06/15/15                                     5,145           4,939
   Easton-Bell Sports
     8.375%, 10/01/12                                     1,485           1,336
   Echostar DBS
     7.125%, 02/01/16                                     3,314           3,380
     7.000%, 10/01/13                                     1,435           1,449
     6.625%, 10/01/14                                       250             249
     5.750%, 10/01/08                                       290             290
   El Dorado Casino Shreveport PIK (G)
     0.000%, 08/01/12                                     1,193           1,182


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

High Yield Bond Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Eye Care Centers of America
     10.750%, 02/15/15                           $          700   $         742
   Federal-Mogul (C)
     7.375%, 01/15/06                                       225             158
     0.000%, 07/01/04                                       100              70
     0.000%, 07/01/06                                       675             472
   Federal-Mogul (C) (G)
     0.000%, 01/15/09                                       350             249
   Federal-Mogul MTN, Ser A (C)
     8.370%, 11/15/01                                       325             229
   Festival Fun Park LLC
     10.875%, 04/15/14                                    1,906           2,058
   Fontainebleau Las Vegas (A)
     10.250%, 06/15/15                                    5,175           4,489
   Ford Motor
     9.215%, 09/15/21                                       350             292
     8.900%, 01/15/32                                       900             697
     8.875%, 01/15/22                                        50              40
     7.450%, 07/16/31                                       300             223
     4.250%, 12/15/36                                       175             174
   Ford Motor (G)
     6.500%, 08/01/18                                     2,295           1,690
   General Motors
     7.700%, 04/15/16                                     1,562           1,324
   General Motors (G)
     8.375%, 07/15/33                                     8,541           6,876
     8.250%, 07/15/23                                     4,373           3,477
     7.125%, 07/15/13                                     1,975           1,713
   General Nutrition Center PIK
     10.009%, 03/15/14                                      575             543
   Goodyear Tire & Rubber
     11.000%, 03/01/11                                      745             792
     8.625%, 12/01/11                                       983           1,025
     7.857%, 08/15/11                                       850             861
   Great Canadian Gaming (A)
     7.250%, 02/15/15                                       300             297
   Group 1 Automotive
     8.250%, 08/15/13                                       525             507
   HCA
     9.250%, 11/15/16                                    10,835          11,377
   HCA PIK
     0.000%, 11/15/16                                     5,845           6,181
   Hanesbrands, Ser B (D)
     8.204%, 06/15/08                                     3,180           3,148
   Harrah's Operating
     8.000%, 02/01/11                                       675             668
     5.500%, 07/01/10                                       100              93
   Herbst Gaming
     8.125%, 06/01/12                                       975             636
     7.000%, 11/15/14                                     1,425             841
   Hertz
     10.500%, 01/01/16                                    1,175           1,216
     8.875%, 01/01/14                                       900             912
     8.875%, 01/01/14                                     1,740           1,764
   Idearc
     8.000%, 11/15/16                                     2,505           2,298
   Indianapolis Downs (A)
     11.000%, 11/01/12                                    1,575           1,520
   Inn of the Mountain Gods
     12.000%, 11/15/10                                      275             286
   Isle of Capri Casinos (G)
     7.000%, 03/01/14                                     2,078           1,704
   Jarden (G)
     7.500%, 05/01/17                                     3,575           3,074
   Jo-Ann Stores
     7.500%, 03/01/12                                       375             334

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   LBI Media (B)
     0.000%, 10/15/13                            $          675   $         610
   LIN Television
     6.500%, 05/15/13                                     2,525           2,377
   LIN Televison, Ser B
     6.500%, 05/15/13                                     1,325           1,247
   Lamar Media
     7.250%, 01/01/13                                       400             400
     6.625%, 08/15/15                                     2,200           2,139
   Lamar Media (A)
     6.625%, 08/15/15                                       575             559
   Lamar Media, Ser B
     6.625%, 08/15/15                                       550             535
   Leslie's Poolmart
     7.750%, 02/01/13                                       550             522
   MGM Mirage
     8.375%, 02/01/11                                     1,500           1,534
     7.500%, 06/01/16                                     4,390           4,346
     6.875%, 04/01/16                                     3,010           2,837
     6.750%, 04/01/13                                     1,600           1,552
     5.875%, 02/27/14                                     1,400           1,281
   Majestic Holdings LLC (A) (B)
     0.000%, 10/15/11                                        50              34
   Majestic Star Casino LLC
     9.500%, 10/15/10                                     1,575           1,488
   Majestic Star II LLC (G)
     9.750%, 01/15/11                                     1,100             748
   Mandalay Resort Group
     9.375%, 02/15/10                                       575             595
   MediMedia USA (A)
     11.375%, 11/15/14                                      775             798
   MediaNews Group
     6.875%, 10/01/13                                        75              47
     6.375%, 04/01/14                                       150              90
   Mediacom Broadband LLC
     8.500%, 10/15/15                                     3,425           3,035
   Mediacom LLC (G)
     9.500%, 01/15/13                                     3,276           3,043
   Michael's Stores (A)
     11.375%, 11/01/16                                      895             828
   Michaels Stores
     11.375%, 11/01/16                                      350             321
   Michaels Stores (G)
     10.000%, 11/01/14                                      180             171
   Mohegan Tribal Gaming
     7.125%, 08/15/14                                        75              73
     6.875%, 02/15/15                                     1,325           1,245
     6.125%, 02/15/13                                       250             244
   NPC International
     9.500%, 05/01/14                                       250             224
   Neff (G)
     10.000%, 06/01/15                                    1,325             722
   Neiman Marcus Group
     10.375%, 10/15/15                                       75              78
   Neiman Marcus Group PIK
     9.000%, 10/15/15                                     2,615           2,697
   Nexstar Broadcasting
     7.000%, 01/15/14                                     1,800           1,676
   Nexstar Financial Holdings LLC (B)
     0.000%, 04/01/13                                       580             575
   Outback Steakhouse (A)
     10.000%, 06/15/15                                    2,275           1,661
   Penhall International (A) (G)
     12.000%, 08/01/14                                    1,850           1,720
   Penn National Gaming
     6.875%, 12/01/11                                       950             959
     6.750%, 03/01/15                                     1,445           1,465


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

High Yield Bond Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Penske Auto Group
     7.750%, 12/15/16                            $        1,800   $       1,683
   Perry Ellis International, Ser B
     8.875%, 09/15/13                                     1,326           1,280
   Petro Stopping Centers
     9.000%, 02/15/12                                       250             261
   Phillips Van-Heusen
     8.125%, 05/01/13                                       375             384
     7.250%, 02/15/11                                       425             428
   Quebecor Media
     7.750%, 03/15/16                                     1,075           1,032
   Quebecor Media (A)
     7.750%, 03/15/16                                     5,285           5,074
   R.H. Donnelley (A) (G)
     8.875%, 10/15/17                                     6,795           6,285
   RH Donnelley
     6.875%, 01/15/13                                       375             336
   RH Donnelley, Ser A-1
     6.875%, 01/15/13                                     1,850           1,656
   RH Donnelley, Ser A-2
     6.875%, 01/15/13                                     2,165           1,938
   RH Donnelley, Ser A-3
     8.875%, 01/15/16                                       950             888
   RJ Tower (C) (G)
     0.000%, 06/01/13                                       175               7
   RSC Equipment Rental (G)
     9.500%, 12/01/14                                     2,105           1,884
   ReAble Therapeutics Financial (A)
     10.875%, 11/15/14                                    2,320           2,279
   Rent-A-Center, Ser B (G)
     7.500%, 05/01/10                                     2,925           2,728
   SGS International
     12.000%, 12/15/13                                    1,875           1,859
   Sally Holdings LLC (G)
     10.500%, 11/15/16                                      215             212
     9.250%, 11/15/14                                     1,910           1,891
   Sbarro (G)
     10.375%, 02/01/15                                      175             154
   Sealy Mattress
     8.250%, 06/15/14                                     3,541           3,382
   Seneca Gaming
     7.250%, 05/01/12                                       125             126
   Service Corp International
     7.625%, 10/01/18                                       793             797
     7.000%, 06/15/17                                     1,375           1,317
     6.750%, 04/01/15                                     1,440           1,422
     6.750%, 04/01/16                                     1,075           1,035
   Service Corp International (G)
     7.375%, 10/01/14                                     1,527           1,544
   Shingle Springs Tribal Group (A)
     9.375%, 06/15/15                                       500             485
   Simmons (B)
     0.000%, 12/15/14                                     4,960           3,670
   Simmons (G)
     7.875%, 01/15/14                                     1,200           1,110
   Sinclair Broadcast Group (A) (B)
     4.875%, 07/15/18                                       450             411
   Six Flags (G)
     8.875%, 02/01/10                                       175             144
   Sonic Automotive, Ser B
     8.625%, 08/15/13                                     2,145           2,086
   Stanadyne Holdings (B)
     0.000%, 02/15/15                                     1,575           1,213
   Stanadyne, Ser 1
     10.000%, 08/15/14                                      450             434
   Standard Pacific (G)
     7.750%, 03/15/13                                       300             200

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
     7.000%, 08/15/15                            $           50   $          33
   Station Casinos
     6.875%, 03/01/16                                     1,750           1,277
     6.625%, 03/15/18                                     3,550           2,432
   Steinway Musical Instruments (A)
     7.000%, 03/01/14                                     4,855           4,442
   Stewart Enterprises
     6.250%, 02/15/13                                       805             757
   Sun Media
     7.625%, 02/15/13                                     2,085           2,030
   TRW Automotive (A)
     7.250%, 03/15/17                                     4,765           4,277
   TRW Automotive (A) (G)
     7.000%, 03/15/14                                     2,310           2,125
   Tenneco (G)
     8.625%, 11/15/14                                     4,216           4,142
   Town Sports International (B)
     0.000%, 02/01/14                                     1,617           1,536
   Travelport LLC (D)
     9.749%, 09/01/14                                     2,371           2,294
   Travelport LLC (G)
     11.875%, 09/01/16                                    4,185           4,462
   United Components
     9.375%, 06/15/13                                       680             671
   United Rentals North America
     7.750%, 11/15/13                                       150             131
     7.000%, 02/15/14                                       725             607
     6.500%, 02/15/12                                     2,400           2,178
   Universal City Florida (D)
     9.661%, 02/01/08                                     1,247           1,247
   Univision Communications PIK (A) (G)
     9.750%, 03/15/15                                     4,300           3,918
   Vail Resorts
     6.750%, 02/15/14                                     2,880           2,837
   Vicorp Restaurants
     10.500%, 04/15/11                                       51              26
   Videotron
     6.875%, 01/15/14                                     3,920           3,837
     6.375%, 12/15/15                                        25              23
   Visant Holding
     8.750%, 12/01/13                                     1,450           1,457
   Visant Holding (B)
     0.000%, 12/01/13                                     5,015           4,689
   Visteon
     7.000%, 03/10/14                                       750             562
   Visteon (G)
     8.250%, 08/01/10                                       950             841
   WMG Acquisition
     7.375%, 04/15/14                                     3,450           2,656
   Wynn Las Vegas LLC (G)
     6.625%, 12/01/14                                     3,716           3,651
                                                                  --------------
                                                                        298,560
                                                                  --------------
CONSUMER STAPLES -- 3.0%
   B&G Foods
     8.000%, 10/01/11                                       525             515
   Constellation Brands
     8.375%, 12/15/14                                     1,155           1,158
     7.250%, 09/01/16                                     4,660           4,369
   Constellation Brands (A)
     7.250%, 05/15/17                                     4,100           3,793
   Dean Foods
     7.000%, 06/01/16                                        75              67
   Del Laboratories
     8.000%, 02/01/12                                     2,795           2,907


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

High Yield Bond Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Del Laboratories (D)
     9.911%, 01/28/08                            $          610   $         622
   Del Monte
     6.750%, 02/15/15                                     2,125           2,008
   Dole Foods (G)
     7.250%, 06/15/10                                     1,275           1,160
   Elizabeth Arden
     7.750%, 01/15/14                                     1,500           1,470
   Fleming (C)
     9.250%, 06/15/10                                       188               9
     0.000%, 04/01/08                                     1,025              51
   Merisant
     9.500%, 07/15/13                                     2,075           1,650
   Merisant Worldwide (B)
     0.000%, 05/15/14                                     1,075             449
   Michael Foods
     8.000%, 11/15/13                                     2,765           2,737
   NBTY
     7.125%, 10/01/15                                     3,026           2,943
   Natural Beef Pack
     10.500%, 08/01/11                                    1,652           1,569
   Pantry
     7.750%, 02/15/14                                     1,900           1,748
   Rite Aid
     9.375%, 12/15/11                                     2,025           1,681
     8.625%, 03/01/15                                       875             705
     7.700%, 02/15/27                                       150             102
     7.500%, 01/15/15                                        25              23
   Rite Aid (A)
     9.500%, 06/15/17                                     3,530           2,921
   Rite Aid (G)
     9.500%, 06/15/17                                       450             372
     9.250%, 06/01/13                                     1,025             899
     6.875%, 08/15/13                                       100              73
     6.875%, 12/15/28                                       375             229
   Spectrum Brands (G)
     7.375%, 02/01/15                                     2,283           1,689
   SuperValu
     7.500%, 11/15/14                                       875             897
                                                                  --------------
                                                                         38,816
                                                                  --------------
ENERGY -- 7.3%
   Allis-Chalmers Energy
     9.000%, 01/15/14                                     4,442           4,375
     8.500%, 03/01/17                                       350             334
   Atlas Pipeline Partners
     8.125%, 12/15/15                                       375             371
   Aventine Renewable Energy
     10.000%, 04/01/17                                    2,150           1,956
   Baytex Energy
     9.625%, 07/15/10                                       350             357
   Brigham Exploration
     9.625%, 05/01/14                                       850             788
   Chaparral Energy
     8.500%, 12/01/15                                     1,662           1,496
   Chaparral Energy (A)
     8.875%, 02/01/17                                     1,125           1,015
   Chesapeake Energy
     7.750%, 01/15/15                                     1,850           1,887
     7.500%, 09/15/13                                     1,100           1,125
     7.500%, 06/15/14                                       806             820
     7.000%, 08/15/14                                       324             326
     6.875%, 01/15/16                                     1,287           1,274
     6.500%, 08/15/17                                     2,735           2,639
   Cimarex Energy
     7.125%, 05/01/17                                     3,250           3,193

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Colorado Interstate Gas
     6.800%, 11/15/15                            $          125    $        130
     5.950%, 03/15/15                                       275             272
   Compagnie Generale de Geophysique
     7.750%, 05/15/17                                       525             530
     7.500%, 05/15/15                                     1,300           1,316
   Compton Pet Finance
     7.625%, 12/01/13                                       375             349
   Comstock Resources
     6.875%, 03/01/12                                        75              71
   Denbury Resources
     7.500%, 04/01/13                                     2,845           2,873
     7.500%, 12/15/15                                     2,380           2,404
   Dynegy Holdings
     8.375%, 05/01/16                                       700             684
     7.750%, 06/01/19                                     6,720           6,199
     7.500%, 06/01/15                                     1,395           1,304
   Dynegy Holdings (A)
     7.500%, 06/01/15                                     1,270           1,187
   El Paso
     7.000%, 06/15/17                                     1,550           1,552
   El Paso (G)
     7.420%, 02/15/37                                     1,025             996
   El Paso MTN
     8.050%, 10/15/30                                       375             390
     7.800%, 08/01/31                                     1,050           1,066
   El Paso MTN (G)
     7.750%, 01/15/32                                     1,050           1,066
   El Paso Performance-Linked Trust (A)
     7.750%, 07/15/11                                       725             744
   Encore Acquisition
     7.250%, 12/01/17                                       850             810
     6.000%, 07/15/15                                       625             562
   Energy Partners (D)
     10.368%, 01/15/08                                      175             172
   Energy Partners (G)
     9.750%, 04/15/14                                     1,275           1,205
   Forest Oil
     8.000%, 06/15/08                                       120             121
     8.000%, 12/15/11                                     1,550           1,612
   Forest Oil (A)
     7.250%, 06/15/19                                       500             503
   Frigstad Discoverer
     11.500%, 02/21/12                                      800             856
   Frontier Oil
     6.625%, 10/01/11                                       675             672
   Helix Energy Solutions (A)
     9.500%, 01/15/16                                     1,665           1,694
   Hilcorp Energy (A)
     9.000%, 06/01/16                                     1,050           1,087
   Hilcorp Energy (A) (G)
     7.750%, 11/01/15                                     3,825           3,758
   Holly Energy Partners L.P.
     6.250%, 03/01/15                                     1,225           1,127
   Inergy L.P.
     6.875%, 12/15/14                                       325             316
   Key Energy Services (A)
     8.375%, 12/01/14                                       125             128
   MarkWest Energy, Ser B
     8.500%, 07/15/16                                     1,800           1,809
     6.875%, 11/01/14                                     1,600           1,524
   Newfield Exploration
     6.625%, 04/15/16                                     1,610           1,578
   Northwest Pipeline
     7.000%, 06/15/16                                       225             240


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

High Yield Bond Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
     5.950%, 04/15/17                            $          300   $         299
   OPTI Canada (A)
     8.250%, 12/15/14                                     1,935           1,916
     7.875%, 12/15/14                                       930             909
   PHI
     7.125%, 04/15/13                                       125             120
   Pacific Energy Partner
     7.125%, 06/15/14                                       225             234
     6.250%, 09/15/15                                       100             100
   Parker Drilling
     9.625%, 10/01/13                                       236             251
   Peabody Energy
     7.375%, 11/01/16                                       400             410
   Peabody Energy, Ser B (G)
     6.875%, 03/15/13                                     2,000           2,010
   PetroProd
     10.850%, 05/24/13                                      800             798
   Petrohawk Energy
     9.125%, 07/15/13                                     2,450           2,579
   Plains Exploration
     7.750%, 06/15/15                                       975             975
     7.000%, 03/15/17                                       825             789
   Pride International
     7.375%, 07/15/14                                       859             883
   Quicksilver Resources
     7.125%, 04/01/16                                       825             811
   Range Resources
     6.375%, 03/15/15                                       350             341
   SESI LLC
     6.875%, 06/01/14                                     1,000             965
   Sabine Pass LNG L.P.
     7.500%, 11/30/16                                     1,500           1,432
     7.250%, 11/30/13                                     1,400           1,337
   Southern Natural Gas
     7.350%, 02/15/31                                       375             392
   Swift Energy
     7.625%, 07/15/11                                     2,900           2,914
   Tesoro
     6.625%, 11/01/15                                     1,530           1,515
   Tesoro (A)
     6.500%, 06/01/17                                     1,000             990
   Transcontinental Gas Pipe
     6.400%, 04/15/16                                       175             180
   United Refining, Ser 2
     10.500%, 08/15/12                                      675             682
   Veneco
     8.750%, 12/15/11                                     2,560           2,534
   VeraSun Energy (A)
     9.375%, 06/01/17                                       350             305
   Whiting Petroleum
     7.000%, 02/01/14                                       980             970
   Williams
     7.750%, 06/15/31                                       500             548
   Williams Partners L.P.
     7.250%, 02/01/17                                     2,590           2,668
                                                                  --------------
                                                                         95,720
                                                                  --------------
FINANCIALS -- 8.8%
   AAC Group Holding (B) (G)
     0.000%, 10/01/12                                     1,080             929
   AAC Group Holding PIK
     0.000%, 10/01/12                                       676             619
   ACE Cash Express (A)
     10.250%, 10/01/14                                      775             748
   ALH Finance LLC
     8.500%, 01/15/13                                     3,645           3,499

--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Alamosa Delaware
     8.500%, 01/31/12                            $        1,005    $      1,025
   Algoma Acquisition (A)
     9.875%, 06/15/15                                       850             697
   Alliant Holdings I (A)
     11.000%, 05/01/15                                    2,125           2,019
   American Real Estate Partners (A)
     7.125%, 02/15/13                                     4,350           4,089
   Armstrong World (G)
     0.000%, 05/15/29                                       525               3
   Ashtead Capital (A) (G)
     9.000%, 08/15/16                                     2,285           2,022
   Cardtronics
     9.250%, 08/15/13                                       150             146
   Cardtronics (A)
     9.250%, 08/15/13                                       350             341
   Cebridge PIK
     11.371%, 05/05/14                                      515             478
   Deluxe
     7.375%, 06/01/15                                       200             199
   FMC Finance III (A)
     6.875%, 07/15/17                                     1,795           1,795
   FTI Consulting
     7.750%, 10/01/16                                       975           1,014
     7.625%, 06/15/13                                       425             436
   Felcor Lodging L.P. +
     8.500%, 06/01/11                                       300             313
   Felcor Lodging L.P. + (D)
     6.788%, 04/30/08                                       225             220
   Ford Motor Credit LLC
     9.750%, 09/15/10                                     1,604           1,531
     8.000%, 12/15/16                                     4,350           3,695
     7.800%, 06/01/12                                     3,785           3,318
     7.375%, 10/28/09                                       825             777
     7.375%, 02/01/11                                       675             604
     7.250%, 10/25/11                                     1,090             944
     7.000%, 10/01/13                                     6,063           5,065
   Ford Motor Credit LLC (D)
     9.693%, 01/17/08                                     3,185           3,132
     7.993%, 01/13/08                                       300             252
     6.813%, 01/18/08                                       765             697
   GMAC LLC
     8.000%, 11/01/31                                     1,257           1,054
     7.750%, 01/19/10                                       150             140
     7.250%, 03/02/11                                       150             131
     7.000%, 02/01/12                                       100              85
     6.875%, 09/15/11                                     2,725           2,331
     6.875%, 08/28/12                                     4,995           4,186
     6.750%, 12/01/14                                     8,851           7,139
     6.625%, 05/15/12                                     1,260           1,047
     6.000%, 12/15/11                                       225             189
   GMAC LLC (D)
     7.324%, 01/25/08                                       500             401
   HUB International Holdings (A)
     9.000%, 12/15/14                                     2,900           2,588
   Hawker Beechcraft Acquisition (A)
     8.500%, 04/01/15                                       175             175
   Hawker Beechcraft Acquisition (A) (G)
     9.750%, 04/01/17                                       660             666
   Hawker Beechcraft Acquisition PIK (A)
     8.875%, 04/01/15                                     1,435           1,421
   Hellas II (A) (D)
     10.993%, 03/21/08                                    2,250           2,317
   Hexion US Fin/Nova Scotia
     9.750%, 11/15/14                                     2,250           2,430


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

High Yield Bond Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Hexion US Fin/Nova Scotia (D)
     9.369%, 02/15/08                             $         750   $         765
   Host Hotels & Resorts L.P.
     6.875%, 11/01/14                                     1,660           1,652
   Host Marriott L.P. +
     7.125%, 11/01/13                                     1,025           1,033
   Host Marriott L.P., Ser M +
     7.000%, 08/15/12                                        75              75
   Host Marriott L.P., Ser O +
     6.375%, 03/15/15                                       475             463
   Host Marriott L.P., Ser Q +
     6.750%, 06/01/16                                     1,315           1,295
   Ipayment
     9.750%, 05/15/14                                       750             701
   KAR Holdings (A)
     10.000%, 05/01/15                                    1,625           1,450
     8.750%, 05/01/14                                     2,110           1,941
     KAR Holdings (A) (D) (G)
     9.356%, 05/01/14                                       800             726
     LVB Acquisition Merger (A)
     11.625%, 10/15/17                                       75              74
     10.000%, 10/15/17                                      150             153
   LVB Acquisition Merger PIK (A)
     10.375%, 10/15/17                                    3,930           3,920
   Marlin Water Trust II (A) (C)
     0.000%, 07/15/03                                     4,200             326
   NSG Holdings LLC (A)
     7.750%, 12/15/25                                       475             476
   Nielsen Finance LLC
     10.000%, 08/01/14                                    2,600           2,658
   Nielsen Finance LLC (B)
     0.000%, 08/01/16                                     1,075             755
   Novelis
     7.250%, 02/15/15                                       125             118
   Nuveen Investments (A) (G)
     10.500%, 11/15/15                                    5,805           5,783
   Omega Healthcare Investors +
     7.000%, 01/15/16                                     1,300           1,280
   PNA Intermediate Holding PIK (A)
     11.869%, 02/15/08                                      500             453
   PXRE Capital Trust I
     8.850%, 02/01/27                                       900             900
   Petroplus Finance
     6.750%, 05/01/14                                     1,000             931
     6.750%, 05/01/14                                       400             386
   Petroplus Finance (A)
     7.000%, 05/01/17                                       500             458
     7.000%, 05/01/17                                     3,035           2,777
     6.750%, 05/01/14                                     1,400           1,304
   Pinnacle Foods Finance LLC (A)
     10.625%, 04/01/17                                    1,725           1,483
     9.250%, 04/01/15                                       225             205
   Realogy (A) (G)
     10.500%, 04/15/14                                      250             187
   Regency Energy Partners
     8.375%, 12/15/13                                     1,202           1,238
   Residential Capital LLC
     7.875%, 06/30/10                                        50              32
     7.625%, 11/21/08                                       200             159
   Residential Capital LLC (D)
     5.646%, 06/09/08                                     1,950           1,667
   Rouse L.P. + (A)
     6.750%, 05/01/13                                       700             650
   SLM MTN, Ser S (D) (H)
     5.038%, 01/15/08                                     2,880           2,880
   SPX (A)
     7.625%, 12/15/14                                     1,190           1,214

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Senior Housing Properties Trust +
     7.875%, 04/15/15                             $         671   $         700
   Snoqualmie Enterprises Authority
     (A)
     9.125%, 02/01/15                                     1,025             989
   Snoqualmie Enterprises Authority
     (A) (D)
     9.063%, 02/01/08                                       300             284
   Tenneco (A)
     8.125%, 11/15/15                                       945             936
   Tropicana Entertainment LLC (G)
     9.625%, 12/15/14                                       850             540
   Trustreet Properties +
     7.500%, 04/01/15                                       475             511
   Ventas Realty L.P. +
     7.125%, 06/01/15                                        75              76
     6.750%, 04/01/17                                       850             841
     6.625%, 10/15/14                                       375             371
   Yankee Acquisition, Ser B
     8.500%, 02/15/15                                        50              46
                                                                  --------------
                                                                        114,769
                                                                  --------------
HEALTH CARE -- 3.1%
   Advanced Mecial Optics
     7.500%, 05/01/17                                     3,575           3,289
   Bio-Rad Laboratories
     7.500%, 08/15/13                                       175             177
     6.125%, 12/15/14                                       850             818
   CRC Health
     10.750%, 02/01/16                                    2,100           2,152
   Community Health Systems (A)
     8.875%, 07/15/15                                     3,120           3,178
   Cooper
     7.125%, 02/15/15                                     2,925           2,859
   Fresenius Medical Capital Trust II
     7.875%, 02/01/08                                     2,420           2,420
   Fresenius Medical Capital Trust IV
     7.875%, 06/15/11                                     1,050           1,087
   HCA
     8.750%, 09/01/10                                       510             514
     6.750%, 07/15/13                                       615             547
   HCA (A)
     9.125%, 11/15/14                                       855             887
   Iasis Healthcare
     8.750%, 06/15/14                                        75              75
   MedCath Holdings (G)
     9.875%, 07/15/12                                       431             450
   NMH Holdings PIK (A)
     12.819%, 03/15/08                                      641             618
   Norcross Safety Products, Ser B
     9.875%, 08/15/11                                     1,315           1,354
   Psychiatric Solutions
     7.750%, 07/15/15                                     2,125           2,120
   Reable Therapeutics
     11.750%, 11/15/14                                      600             546
   Res-care
     7.750%, 10/15/13                                       675             668
   Select Medical
     7.625%, 02/01/15                                     1,500           1,283
   Select Medical (D) (G)
     11.259%, 03/29/08                                      175             152
   Spheris
     11.000%, 12/15/12                                    1,400           1,316
   Sun Healthcare Group
     9.125%, 04/15/15                                       375             378


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

High Yield Bond Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Surgical Care Affiliates PIK (A)
     8.875%, 07/15/15                             $         850   $         774
   Tenet Healthcare
     9.250%, 02/01/15                                     4,790           4,431
   US Oncology
     10.750%, 08/15/14                                    3,924           3,875
     9.000%, 08/15/12                                       675             666
   United Surgical Partners (G)
     8.875%, 05/01/17                                     1,480           1,462
   United Surgical Partners PIK
     9.250%, 05/01/17                                     2,160           2,106
   Universal Hospital Services
     8.500%, 06/01/15                                       250             253
   Universal Hospital Services (A)
     8.288%, 06/01/08                                       175             175
                                                                  --------------
                                                                         40,630
                                                                  --------------
INDUSTRIALS -- 7.7%
   ACCO Brands
     7.625%, 08/15/15                                     4,375           3,905
   ACIH (A) (B) (G)
     11.500%, 12/15/12                                      975             556
   AGY Holding (A)
     11.000%, 11/15/14                                      675             655
   Actuant (A)
     6.875%, 06/15/17                                     1,000             990
   Ahern Rentals (G)
     9.250%, 08/15/13                                     1,575           1,327
   Ainsworth Lumber
     7.250%, 10/01/12                                       250             151
     6.750%, 03/15/14                                       450             271
   Ainsworth Lumber (G)
     6.750%, 03/15/14                                       450             271
   Aleris International
     10.000%, 12/15/16                                    1,900           1,539
   Alliant Techsystems
     6.750%, 04/01/16                                       500             500
   Allied Waste North America
     7.250%, 03/15/15                                       205             204
   Allied Waste North America (G)
     6.125%, 02/15/14                                     2,030           1,951
   Allied Waste North America, Ser B (G)
     7.375%, 04/15/14                                       340             339
     7.125%, 05/15/16                                       545             541
   Allison Transmission (A) (G)
     11.000%, 11/01/15                                      925             842
   Allison Transmission PIK (A) (G)
     11.250%, 11/01/15                                      275             243
   Altos Hornos de Mexico, Ser A (C)
     0.000%, 04/30/02                                       500             360
   Altos Hornos de Mexico, Ser B (C)
     0.000%, 04/30/04                                       900             648
   American Airlines, Ser 01-1
     7.379%, 05/23/16                                       117             109
   American Axle & Manufacturing
     7.875%, 03/01/17                                     1,425           1,286
   American Railcar Industries
     7.500%, 03/01/14                                       300             284
   Ames True Temper (D)
     9.243%, 01/15/08                                     1,345           1,143
   Ames True Temper (G)
     10.000%, 07/15/12                                    1,165             641
   Associated Materials (B) (G)
     0.000%, 03/01/14                                       525             336
   Baker & Taylor (A)
     11.500%, 07/01/13                                      950             940

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Baldor Electric
     8.625%, 02/15/17                             $         935   $         963
   Basell (A)
     8.375%, 08/15/15                                     1,300           1,050
   Belden
     7.000%, 03/15/17                                       200             195
   Buffalo Thunder Development
     Authority (A)
     9.375%, 12/15/14                                     2,225           1,980
   Buhrmann US
     8.250%, 07/01/14                                     1,750           1,671
     7.875%, 03/01/15                                       625             589
   Chart Industries
     9.125%, 10/15/15                                       325             333
   Cornell
     10.750%, 07/01/12                                      500             531
   Corrections Corp of America
     7.500%, 05/01/11                                     1,000           1,012
     6.750%, 01/31/14                                       450             452
     6.250%, 03/15/13                                     2,852           2,809
   D.R. Horton
     5.625%, 09/15/14                                     1,090             916
   DRS Technologies
     7.625%, 02/01/18                                       575             582
     6.875%, 11/01/13                                       300             298
     6.625%, 02/01/16                                     1,000             987
   Delta Air Lines, Ser 2002-1 (G)
     8.300%, 12/15/29                                       925              44
   Delta Air Lines, Ser 2002-1, Cl C
     7.779%, 01/02/12                                       881             864
   ESCO (A)
     8.625%, 12/15/13                                       660             660
   ESCO (A) (D)
     8.866%, 03/15/08                                       150             147
   Education Management LLC (G)
     10.250%, 06/01/16                                    1,975           2,034
   General Cable
     7.125%, 04/01/17                                       360             353
   General Motors
     8.375%, 07/15/33                                       600             483
   Goodman Global Holdings
     7.875%, 12/15/12                                     4,325           4,455
   Goodman Global Holdings, Ser B (D)
     7.991%, 06/15/08                                     1,090           1,085
   Graftech Finance
     10.250%, 02/15/12                                      659             680
   Gulfmark Offshore
     7.750%, 07/15/14                                       875             884
   Indalex Holding, Ser B
     11.500%, 02/01/14                                      784             690
   Interline Brands
     8.125%, 06/15/14                                     1,285           1,272
   Iron Mountain
     8.750%, 07/15/18                                        70              74
     8.625%, 04/01/13                                       747             756
     7.750%, 01/15/15                                     2,005           2,040
   Iron Mountain (G)
     6.625%, 01/01/16                                     5,950           5,630
   J.B. Poindexter (G)
     8.750%, 03/15/14                                       425             356
   K Hovnanian Enterprises
     6.250%, 01/15/16                                       275             187
   K Hovnanian Enterprises (G)
     8.625%, 01/15/17                                     1,970           1,438
   L-3 Communications
     6.125%, 07/15/13                                       130             128


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

High Yield Bond Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
     5.875%, 01/15/15                             $       4,111   $       3,967
   L-3 Communications, Ser B
     6.375%, 10/15/15                                     2,829           2,787
   Language Line
     11.125%, 06/15/12                                       50              52
   MAAX (C) (G)
     9.750%, 06/15/12                                       375              90
   Meritage Homes
     7.000%, 05/01/14                                       600             429
   Millar Western Forest
     7.750%, 11/15/13                                       605             451
   Mobile Mini
     6.875%, 05/01/15                                       750             682
   Mobile Services Group (A)
     9.750%, 08/01/14                                       450             414
   Mueller Water Products
     7.375%, 06/01/17                                     1,000             894
   NCL
     10.625%, 01/15/08                                      500             497
   NTK Holdings (G)
     0.000%, 03/01/14                                       750             439
   Nebraska Book
     8.625%, 03/15/12                                       250             241
   Noble Group (A)
     6.625%, 03/17/15                                       575             537
   Nortek
     8.500%, 09/01/14                                       825             660
   Northwest Airlines
     0.000%, 02/01/09                                        75               2
     0.000%, 11/15/23                                     1,200              45
   Northwest Airlines (G)
     0.000%, 06/01/06                                     1,575              51
     0.000%, 03/15/08                                       175               6
   Ply Gem
     9.000%, 02/15/12                                       525             407
   Propex Fabrics
     10.000%, 12/01/12                                      225             101
   Quality Distributors
     9.000%, 11/15/10                                       825             701
   Quebecor World Capital (A)
     8.750%, 03/15/16                                     3,740           2,754
   RBS Global & Rexnord
     9.500%, 08/01/14                                       575             569
     8.875%, 09/01/16                                     2,410           2,289
   RBS Global & Rexnord (G)
     11.750%, 08/01/16                                    1,000             977
   Rainbow National Services LLC (A)
     10.375%, 09/01/14                                      340             368
     8.750%, 09/01/12                                     1,485           1,528
   Saint Acquisition (A) (G)
     12.500%, 05/15/17                                    1,750             903
   Stallion Oilfield Services (A)
     9.750%, 02/01/15                                     3,700           3,404
   Sunstate Equipment (A)
     10.500%, 04/01/13                                      690             614
   Superior Essex Com & Essex Group
     9.000%, 04/15/12                                       654             628
   Tech Olympic USA (A)
     9.000%, 04/01/11                                       125              54
   Terex
     8.000%, 11/15/17                                     5,340           5,407
     7.375%, 01/15/14                                       850             861
   Titan International
     8.000%, 01/15/12                                     2,900           2,798
   Transdigm
     7.750%, 07/15/14                                     1,775           1,802

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Tube City IMS
     9.750%, 02/01/15                             $         800   $         720
   UCI Holdco PIK (A)
     0.000%, 03/15/08                                       896             846
   United Air Lines (C)
     9.125%, 01/15/12                                     1,075               8
   United Air Lines, Ser 2001-1
     6.201%, 09/01/08                                       627             624
   United Air Lines, Ser 95A1
     0.000%, 04/19/12                                       423             237
   United Air Lines, Ser 95A2
     9.560%, 10/19/18                                       664             372
   United Air Lines, Ser A (C)
     10.670%, 05/01/04                                      525               4
   Vanguard Health Holdings I (B)
     0.000%, 10/01/15                                       600             444
   Visant
     7.625%, 10/01/12                                       510             513
                                                                  --------------
                                                                        100,837
                                                                  --------------
INFORMATION TECHNOLOGY -- 3.5%
   Activant Solution
     9.500%, 05/01/16                                     1,500           1,297
   Advanced Micro Devices (G)
     7.750%, 11/01/12                                     1,392           1,211
   Amkor Technologies (G)
     9.250%, 06/01/16                                     2,250           2,256
   Compucom Systems (A)
     12.500%, 10/01/15                                      900             881
   First Data (A) (G)
     9.875%, 09/24/15                                       795             739
   Flextronics International
     6.250%, 11/15/14                                     1,250           1,191
   Freescale Semiconductor
     8.875%, 12/15/14                                     1,085             968
   Freescale Semiconductor (D)
     8.866%, 03/15/08                                       275             234
   Freescale Semiconductor (G)
     10.125%, 12/15/16                                    5,260           4,339
   Freescale Semiconductor PIK
     9.125%, 12/15/14                                     5,875           4,994
   Magnachip Semiconductor (G)
     6.875%, 12/15/11                                       450             379
   NXP Funding LLC
     7.875%, 10/15/14                                     2,475           2,351
   NXP Funding LLC (D)
     7.993%, 10/15/15                                     1,000             924
   NXP Funding LLC (G)
     9.500%, 10/15/15                                     4,405           4,036
   Open Solutions (A)
     9.750%, 02/01/15                                     3,520           3,208
   Sanmina-SCI (A) (D)
     8.444%, 03/15/08                                     1,250           1,205
     7.741%, 03/15/08                                       449             448
   Sanmina-SCI (G)
     8.125%, 03/01/16                                     1,500           1,329
   Seitel
     9.750%, 02/15/14                                     2,100           1,790
   Sensata Technologies
     8.000%, 05/01/14                                     2,440           2,294
   Smart Modular (D)
     10.731%, 01/01/08                                      670             703
   Sungard Data Systems (G)
     10.250%, 08/15/15                                    8,895           9,095


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

High Yield Bond Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Viasystems
     10.500%, 01/15/11                            $         400   $         398
                                                                  --------------
                                                                         46,270
                                                                  --------------
MATERIALS -- 8.5%
   AK Steel
     7.750%, 06/15/12                                     1,950           1,960
   Abitibi-Consolidated
     6.000%, 06/20/13                                     1,275             869
   Abitibi-Consolidated (G)
     8.550%, 08/01/10                                     2,025           1,772
     6.950%, 04/01/08                                       125             123
   Appleton Papers
     8.125%, 06/15/11                                       300             294
   Appleton Papers, Ser B
     9.750%, 06/15/14                                     1,150           1,138
   Arch Western Finance
     6.750%, 07/01/13                                     8,375           8,124
   Ball
     6.625%, 03/15/18                                     1,250           1,241
   Bowater
     9.500%, 10/15/12                                       500             415
   Bowater (D)
     7.991%, 03/15/08                                     2,575           2,243
   Bowater Canada Finance
     7.950%, 11/15/11                                       200             162
   Bway
     10.000%, 10/15/10                                      674             667
   CII Carbon LLC (A)
     11.125%, 11/15/15                                      325             320
   Cascades
     7.250%, 02/15/13                                       655             614
   Catalyst Paper
     7.375%, 03/01/14                                       455             344
   Catalyst Paper, Ser D
     8.625%, 06/15/11                                     1,208           1,003
   Claymont Steel
     8.875%, 02/15/15                                       150             154
   Crown Americas
     7.750%, 11/15/15                                     1,544           1,590
   Crown Cork & Seal
     8.000%, 04/15/23                                     1,325           1,259
   Domtar
     9.500%, 08/01/16                                       275             293
     7.125%, 08/15/15                                     1,725           1,703
   FMG Finance (A)
     10.625%, 09/01/16                                    2,635           3,017
     10.000%, 09/01/13                                      400             438
   Freeport-McMoRan Copper & Gold
     8.375%, 04/01/17                                     5,925           6,355
   Freeport-McMoRan Copper & Gold (D)
     8.394%, 04/01/15                                     1,350           1,370
   Georgia Gulf (G)
     7.125%, 12/15/13                                       300             222
   Georgia-Pacific
     8.125%, 05/15/11                                       315             320
     8.000%, 01/15/24                                     1,250           1,162
   Georgia-Pacific (A)
     7.125%, 01/15/17                                     2,265           2,203
     7.000%, 01/15/15                                     3,275           3,185
   Georgia-Pacific (G)
     7.700%, 06/15/15                                     2,020           1,990
   Graham Packaging (G)
     9.875%, 10/15/14                                     3,260           2,999
   Huntsman International LLC
     7.875%, 11/15/14                                     1,355           1,436

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Huntsman LLC
     11.500%, 07/15/12                            $         905   $         986
   INEOS Group Holdings PLC (A) (G)
     8.500%, 02/15/16                                     3,915           3,484
   Innophos
     8.875%, 08/15/14                                       550             547
   Innophos Holdings (A)
     9.500%, 04/15/12                                       725             711
   Intertape Polymer
     8.500%, 08/01/14                                       475             434
   Jefferson Smurfit (G)
     8.250%, 10/01/12                                     2,850           2,807
   Macdermid (A) (G)
     9.500%, 04/15/17                                       950             893
   Methanex
     6.000%, 08/15/15                                       175             171
   Millennium America
     7.625%, 11/15/26                                       175             142
   Momentive Performance (A) (G)
     11.500%, 12/01/16                                    3,975           3,438
   Mosaic (A)
     7.375%, 12/01/14                                       650             696
   Mosaic (A) (G)
     7.625%, 12/01/16                                     2,475           2,673
   Mosaic Global Holdings
     7.300%, 01/15/28                                       350             347
   Nalco (G)
     8.875%, 11/15/13                                     2,080           2,168
     7.750%, 11/15/11                                     2,075           2,101
   Neenah
     9.500%, 01/01/17                                       475             382
   NewPage
     10.000%, 05/01/12                                    1,530           1,538
     10.000%, 05/01/12                                       50              50
   Newark Group
     9.750%, 03/15/14                                       775             750
   Noranda Aluminum Acquisition PIK (A)
     8.738%, 05/18/08                                     3,200           2,688
   Noranda Aluminum Holdings PIK (A) (G)
     11.146%, 05/15/08                                    1,050             893
   Novelis
     7.250%, 02/15/15                                     1,000             940
   Owens-Brockway Glass Container
     8.250%, 05/15/13                                     2,195           2,277
   Owens-Brockway Glass Container (G)
     6.750%, 12/01/14                                     1,540           1,532
   P.H. Glatfelter
     7.125%, 05/01/16                                     1,705           1,679
   PNA Group
     10.750%, 09/01/16                                    1,325           1,245
   Packaging Dynamics (A)
     10.000%, 05/01/16                                    2,365           2,081
   Polyone
     8.875%, 05/01/12                                     3,065           3,119
   Reichhold Industries (A)
     9.000%, 08/15/14                                     1,519           1,511
   Rock-Tenn
     5.625%, 03/15/13                                     2,200           2,057
   Rockwood Specialties Group (G)
     7.500%, 11/15/14                                     1,270           1,257
   Solo Cup
     8.500%, 02/15/14                                     1,400           1,204
   Solutia (C)
     11.250%, 07/15/09                                    1,100           1,084
   Solutia (C) (G)
     7.375%, 10/15/27                                       450             434


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

High Yield Bond Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                   Face Amount    Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Steel Dynamics (A)
     7.375%, 11/01/12                              $      5,225   $       5,251
   Stone Container
     8.375%, 07/01/12                                     1,550           1,538
   Stone Container (G)
     8.000%, 03/15/17                                       600             580
   Terra Capital, Ser B
     7.000%, 02/01/17                                     2,860           2,796
   US Steel
     6.650%, 06/01/37                                       150             134
   Verso Paper Holdings LLC, Ser B (G)
     11.375%, 08/01/16                                      400             406
   Vitro
     9.125%, 02/01/17                                     2,235           2,056
                                                                  --------------
                                                                        112,065
                                                                  --------------
TELECOMMUNICATION SERVICES -- 8.5%
   American Tower
     7.500%, 05/01/12                                       125             129
     7.125%, 10/15/12                                     1,500           1,541
   Centennial Communications
     10.125%, 06/15/13                                    2,320           2,436
   Centennial Communications (D)
     10.981%, 01/01/08                                      100             102
   Centennial Communications (G)
     8.125%, 02/01/14                                       975             960
   Cincinnati Bell
     7.250%, 07/15/13                                     2,275           2,281
     7.000%, 02/15/15                                       125             118
   Citizens Communications
     9.250%, 05/15/11                                     1,775           1,921
     6.625%, 03/15/15                                     1,480           1,410
   Consolidated Communication Holdings
     9.750%, 04/01/12                                     3,234           3,331
   Cricket Communications I (A)
     9.375%, 11/01/14                                     3,800           3,562
   Cricket Communications I (G)
     9.375%, 11/01/14                                     4,100           3,844
   Digicel (A)
     9.250%, 09/01/12                                     2,545           2,593
   Digicel Group (A) (G)
     8.875%, 01/15/15                                     2,605           2,384
   Digicel Group PIK (A) (G)
     0.000%, 01/15/15                                     2,575           2,350
   Embarq
     7.082%, 06/01/16                                       775             799
   GCI
     7.250%, 02/15/14                                     1,525           1,382
   Hawaiian Telecom
     Communications, Ser B (G)
     12.500%, 05/01/15                                       75              77
     9.750%, 05/01/13                                       700             695
   Insight Midwest
     9.750%, 10/01/09                                     1,250           1,250
   Intelsat
     9.000%, 06/15/16                                       475             479
     7.625%, 04/15/12                                       625             512
     6.500%, 11/01/13                                     3,375           2,455
   Intelsat Bermuda
     11.250%, 06/15/16                                    2,315           2,390
     9.250%, 06/15/16                                       578             581
   Intelsat Bermuda (D)
     8.886%, 02/12/08                                       950             952
   Intelsat Intermediate (B)
     0.000%, 02/01/15                                     2,955           2,416

--------------------------------------------------------------------------------
                                                   Face Amount    Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   iPCS (D)
     7.036%, 02/01/08                              $      1,335   $       1,258
   iPCS PIK
     8.161%, 05/01/14                                     1,700           1,572
   Intelsat Sub Holding
     8.625%, 01/15/15                                     1,000           1,005
     8.250%, 01/15/13                                     1,105           1,111
   Level 3 Financing
     8.750%, 02/15/17                                       650             557
   Level 3 Financing (D)
     9.150%, 02/15/08                                       125             105
   Level 3 Financing (G)
     9.250%, 11/01/14                                     3,985           3,606
   MetroPCS Wireless
     9.250%, 11/01/14                                     9,520           8,949
   Nordic Telephone Holdings (A) (G)
     8.875%, 05/01/16                                     3,155           3,234
   Nortel Networks (A) (D)
     9.493%, 01/15/08                                       400             390
   Orascom Telecom Finance (A) (G)
     7.875%, 02/08/14                                     2,275           2,150
   PAETEC Holding (A)
     9.500%, 07/15/15                                     4,290           4,183
   Primus Telecommunications (G)
     8.000%, 01/15/14                                     1,650             903
   Qwest
     8.875%, 03/15/12                                     1,575           1,685
     7.875%, 09/01/11                                       300             312
     7.625%, 06/15/15                                       832             847
     7.500%, 10/01/14                                     1,355           1,375
     7.250%, 09/15/25                                       575             540
     7.250%, 10/15/35                                     1,200           1,125
   Qwest (D)
     8.944%, 03/15/08                                       896             914
   Qwest Capital Funding (G)
     7.900%, 08/15/10                                       150             152
   Qwest Communications International
     7.500%, 02/15/14                                       550             549
     7.250%, 02/15/11                                       125             125
   Qwest Communications
     International (D) (G)
     8.369%, 02/11/08                                     2,388           2,388
   Qwest Communications
     International, Ser B (G)
     7.500%, 02/15/14                                     4,020           4,010
   Rural Cellular
     8.250%, 03/15/12                                     2,315           2,402
   Rural Cellular (A)
     8.124%, 03/04/08                                       845             858
   Securus Technologies
     11.000%, 09/01/11                                      100              87
   Syniverse Technologies, Ser B
     7.750%, 08/15/13                                       150             145
   Telcordia Technologies (A) (G)
     10.000%, 03/15/13                                      825             656
   Triton
     8.500%, 06/01/13                                     1,550           1,604
   US Unwired, Ser B
     10.000%, 06/15/12                                      450             477
   Virgin Media Finance PLC
     8.750%, 04/15/14                                     2,125           2,109
   West
     9.500%, 10/15/14                                     4,065           3,984
   Wind Acquisition Finance (A)
     10.750%, 12/01/15                                    2,820           3,074


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

High Yield Bond Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                   Face Amount    Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Windstream
     8.125%, 08/01/13                              $      1,080   $       1,118
     7.000%, 03/15/19                                     1,575           1,500
   Windstream (G)
     8.625%, 08/01/16                                     5,865           6,188
   Windstream Regatta Holdings (A)
     11.000%, 12/01/17                                    1,000             990
                                                                  --------------
                                                                        111,187
                                                                  --------------
UTILITIES -- 3.3%
   AES
     9.375%, 09/15/10                                       650             683
     8.750%, 05/15/13                                       156             163
     7.750%, 03/01/14                                     1,125           1,133
   AES (A)
     8.750%, 05/15/13                                       377             393
     8.000%, 10/15/17                                     3,505           3,584
     7.750%, 10/15/15                                       240             244
   AES (G)
     8.875%, 02/15/11                                     2,325           2,424
   Calpine Generating (C)
     14.320%, 04/01/08                                      348              78
   Edison Mission Energy
     7.000%, 05/15/17                                     4,330           4,254
   Edison Mission Energy (A)
     7.625%, 05/15/27                                       925             876
     7.200%, 05/15/19                                       950             926
   El Paso (G)
     7.875%, 06/15/12                                     1,445           1,501
   Energy Future Holdings (A)
     10.875%, 11/01/17                                    1,540           1,548
   Mirant (C)
     0.000%, 07/15/07                                     1,150              75
     0.000%, 07/15/09                                        50               2
   Mirant (C) (G)
     0.000%, 07/15/04                                       450              20
   Mirant Americas Generation LLC
     8.500%, 10/01/21                                     3,197           2,933
     8.300%, 05/01/11                                     1,000           1,003
     8.300%, 05/01/11                                     1,630           1,634
   Mirant North America LLC
     7.375%, 12/31/13                                     2,735           2,742
   NRG Energy
     7.375%, 02/01/16                                     1,710           1,667
     7.375%, 01/15/17                                     5,950           5,801
     7.250%, 02/01/14                                     1,435           1,399
   Reliant Energy (G)
     7.625%, 06/15/14                                       630             624
   Sierra Pacific Resources
     7.803%, 06/15/12                                       775             809
   TXU, Ser P
     5.550%, 11/15/14                                       350             279
   TXU, Ser R
     6.550%, 11/15/34                                       150             109
   Tenaska Alabama (A) (G)
     7.000%, 06/30/21                                       829             827
   Texas Competitive Electic Holdings (A)
     10.250%, 11/01/15                                    1,315           1,302
   Texas Competitive Electic Holdings (A) (G)
     10.250%, 11/01/15                                    3,905           3,866
                                                                  --------------
                                                                         42,899
                                                                  --------------
Total Corporate Obligations
   (Cost $1,053,126) ($ Thousands)                                    1,001,753
                                                                  --------------

--------------------------------------------------------------------------------
                                                   Face Amount    Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
LOAN PARTICIPATIONS -- 10.7%
   Advanstar Communications, 2nd Lien
     10.320%, 11/30/14                             $      1,250   $       1,150
   Aeroflex
     8.875%, 07/29/14                                       650             605
   Affinion Holding
     11.660%, 03/01/12                                      900             830
   Affinion Holding PIK
     11.678%, 01/24/12                                    1,000             922
     11.660%, 01/24/12                                    2,000           1,845
     0.000%, 03/01/12 (J)                                   400             369
     0.000%, 03/01/12 (J)                                   400             369
   Alliant Insurance Services, Ser B
     9.400%, 11/15/14                                     1,250           1,194
   Allison Transmission
     7.960%, 08/07/14                                     2,480           2,309
   Allison Transmission, Ser B
     8.538%, 08/07/14                                     2,200           2,048
   Alltel Holdings
     0.000%, 05/31/15 (J)                                 2,070           1,994
   Ameritrade Holding
     7.070%, 12/31/12                                       358             349
     7.070%, 12/31/12                                       224             218
     7.070%, 12/31/12                                       268             261
   Ameritrade Holding, Term Loan B
     0.000%, 12/31/12 (J)                                 1,450           1,412
   Ameritrade Holding, Term Loan B, Lot 6
     0.000%, 12/31/12 (J)                                 2,150           2,094
   Aramark (D)
     7.360%, 03/30/08                                       853             810
   Aramark LOC (Synthetic)
     7.360%, 01/26/14                                        60              57
   Asurion
     8.320%, 07/02/14                                     1,000             962
   Asurion, 2nd Lien
     11.859%, 07/02/15                                      500             484
     11.859%, 07/07/15                                      211             205
     11.859%, 07/07/15                                       39              38
     11.859%, 07/07/15                                      528             511
     11.859%, 07/07/15                                      722             699
   BOC Edwards
     10.831%, 05/31/14                                      175             137
     7.081%, 05/31/14                                       150             134
   Boston Generating
     7.600%, 12/19/13                                     2,000           1,901
     9.570%, 06/19/14                                       492             481
   Boston Generating, 1st Lien
     12.350%, 12/21/16                                      160             165
   Boston Generating, 2nd Lien
     9.600%, 06/21/14                                       375             367
     9.600%, 06/21/14                                       325             318
     9.570%, 06/18/14                                     1,000             977
   CCFC
     11.320%, 08/26/09                                    2,058           2,105
   Cebridge
     11.371%, 05/05/14                                    1,110           1,031
   Cebridge PIK
     11.380%, 05/05/14                                      750             697
   Cengage Learning Acquisitions
     7.600%, 06/29/14                                       850             803
   Central Parking
     7.570%, 05/22/14                                     1,216           1,145
     7.570%, 05/22/14                                       253             239
     7.570%, 05/22/14                                       451             425


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

High Yield Bond Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                   Face Amount    Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Central Parking (Synthetic)
     7.437%, 05/22/14                              $       307    $         290
   Central Parking LOC (Synthetic)
     7.437%, 05/22/14                                       284             268
   Century Cable
     10.250%, 06/30/09                                        3              --
   Charter, 3rd Lien
     7.860%, 09/06/14                                     1,200           1,080
     7.850%, 03/01/14                                       500             450
   Claire's Stores
     8.110%, 05/29/13                                        75              63
     8.110%, 05/07/14                                         2               2
   Community Health Systems
     7.756%, 07/02/14                                     1,876           1,805
     7.760%, 07/02/14                                       240             231
     7.760%, 07/02/14 (I)                                    62              60
     7.755%, 07/13/14 (I)                                   124              --
     7.755%, 07/25/14                                       698             672
   Cooper Standard
     7.875%, 12/23/11                                     2,216           2,144
   Dae Aviation Holdings
     8.030%, 07/31/09                                       669             666
     8.080%, 07/31/09                                        84              83
     8.080%, 07/31/09                                       167             166
     7.710%, 07/31/09                                       251             250
     8.080%, 07/31/09                                        84              83
     8.080%, 07/31/09                                        84              83
     9.030%, 07/31/14                                       757             750
     9.030%, 07/31/14                                       573             568
   Dae Aviation Holdings, Term Loan B
     9.110%, 07/31/14 (J)                                    95              94
     9.080%, 07/31/14 (J)                                    95              94
     8.970%, 07/31/14 (J)                                    95              94
     8.970%, 07/31/14 (J)                                    95              94
   Dae Aviation Holdings, Term Loan B 2
     9.110%, 07/31/14                                        72              71
     9.080%, 07/31/14                                        72              71
     8.970%, 07/31/14                                        72              71
     8.970%, 07/31/14                                        72              71
   Delta, 2nd Lien
     8.082%, 04/30/14                                       224             213
   Dresser Rand, 1st Lien
     7.860%, 05/04/14                                         6               6
     7.860%, 05/04/14                                       470             437
   Dresser Rand, 2nd Lien
     11.129%, 05/04/15                                    2,195           2,085
     11.110%, 05/04/15                                      950             902
   Entegra PIK
     11.340%, 04/04/15                                      225             210
   Entegra PIK, 3rd Lien
     11.340%, 04/19/15                                    1,083           1,009
     11.340%, 04/19/15                                      450             419
   Enterprise Group Holdings
     7.494%, 05/05/08                                     3,700           3,677
     0.000%, 05/05/08 (J)                                   300             298
   Enterprise Group Holdings, Lot 3
     7.494%, 05/05/08                                       100              99
   First Data
     7.960%, 09/24/14                                       725             687
     7.960%, 09/24/14                                       150             142
     7.960%, 09/24/14                                     1,150           1,092
     7.630%, 09/24/14                                     2,045           1,938
     7.650%, 09/24/14                                       680             644
   Ford, 1st Lien
     0.000%, 12/12/13 (J)                                 1,025             947

--------------------------------------------------------------------------------
                                                   Face Amount    Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Georgia Pacific
     7.340%, 02/14/13                              $        375   $         357
   Georgia Pacific, Ser B
     7.485%, 02/14/13                                       991             943
   Goodman Global Holdings, C
     0.000%, 12/23/11 (J)                                   333             329
   Green Valley Ranch Gaming, 2nd Lien
     8.791%, 08/06/14                                     2,000           1,805
   HCA, Ser B
     7.614%, 11/15/14                                       749             710
     7.614%, 11/15/14                                     1,244           1,179
   Hertz
     7.110%, 12/31/12                                         1              --
     0.000%, 12/31/12 (J)                                     1               1
     0.000%, 12/31/12 (J)                                     4               3
     0.000%, 12/31/12 (J)                                     1               1
   Hertz LOC (Synthetic)
     0.000%, 02/08/12 (J)                                     1               1
   Iasis Healthcare
     10.610%, 06/15/14                                    2,053           1,914
   Idearc, Ser B
     7.350%, 11/15/14                                     3,483           3,310
   Infor Global Solutions
     11.610%, 03/02/14                                      750             668
     8.950%, 07/28/12                                       613             580
     8.950%, 07/28/12                                       137             130
     8.950%, 07/28/12                                       655             621
     11.448%, 03/02/14                                      570             507
     11.448%, 03/02/14                                      276             246
     11.448%, 03/02/14                                       54              48
   Infor Global Solutions, Delayed Draw
     8.950%, 07/28/12                                       342             319
   Insight Midwest Holdings LLC
     7.360%, 04/06/14                                       375             360
     7.000%, 04/06/14                                     1,000             959
   Intelsat Bermuda
     7.725%, 02/02/14                                     1,875           1,840
   Invernell (IM US) Holdings LLC, 2nd Lien
     11.500%, 06/26/15                                    1,000             970
   JG Wentworth, 1st Lein
     7.093%, 04/04/14                                     1,019             933
   KAR Holding
     7.570%, 04/20/14                                     1,225           1,149
   McKechnie Aerospace
     10.340%, 05/11/15                                      150             140
     10.340%, 05/11/15                                      250             234
     10.340%, 05/11/15                                      300             281
     7.340%, 05/11/14                                       225             213
   McKechnie Aerospace, 1st Lien
     7.360%, 05/11/14                                       150             142
     7.360%, 05/11/14                                       175             166
   Metroflag, 2nd Lien
     14.028%, 07/06/08                                      300             267
   Murray
     13.875%, 01/31/11                                    2,027           2,067
   NRG Holdings
     0.000%, 05/04/14 (I)                                 1,000              --
   NRG Holdings Term Loan
     0.000%, 06/08/14 (J)                                   750             743
   NRG Holdings Term Loan B
     0.000%, 06/02/13 (J)                                 2,100           1,999
   New World Gaming
     12.000%, 06/18/14                                    1,225           1,115
   Nielsen Finance LLC
     8.190%, 08/09/13                                       744             707


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

High Yield Bond Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                   Face Amount    Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Nuveen Investments
     7.724%, 11/09/14                              $        900   $         889
   Orbitz Worldwide
     0.000%, 07/01/14 (J)                                 1,000             942
     0.000%, 07/01/14 (J)                                 2,000           1,885
   PAETEC Holdings
     10.244%, 02/28/13                                      644             635
   Penhall
     12.824%, 03/28/12                                      665             665
   Pinnacle Foods
     7.593%, 04/02/14                                     1,022             959
   Proquest
     8.328%, 02/09/14                                       800             768
   Proquest, 2nd Lien
     11.090%, 02/09/16                                    1,200           1,140
   Reader's Digest Association
     7.339%, 03/02/14                                     1,197           1,081
   Remax International Term Loan
     0.000%, 12/15/07 (I)                                   267               2
   Resolute Aneth LLC, 2nd Lien
     9.510%, 06/27/13                                     1,500           1,477
   Rexnord
     12.360%, 02/20/13                                    2,076           2,025
   Reynolds & Reynolds, 3rd Lien
     12.860%, 04/01/14                                    1,300           1,290
     12.860%, 04/24/14                                      500             496
     12.698%, 04/01/14                                      800             794
     0.000%, 04/01/14 (J)                                 1,200           1,191
     0.000%, 04/01/14 (J)                                   500             496
     12.698%, 04/24/14                                      700             695
   Sandridge
     8.625%, 04/01/15                                     1,050           1,045
   Seminole Tribe of Florida, Term B Loan
     0.000%, 03/05/14 (I)                                    81               2
   Simmons Holdco
     10.650%, 02/15/12                                    1,125           1,014
     10.650%, 02/15/12                                      175             158
     10.650%, 02/15/12                                      200             180
     10.648%, 02/15/12                                    1,145           1,032
   Sorenson, 2nd Lien
     11.770%, 02/16/14                                      600             603
   Sorenson Communications, 2nd Lien
     12.500%, 02/16/14                                    1,250           1,256
     12.360%, 02/16/14                                    1,250           1,256
   Surgical Care Affiliates
     7.570%, 12/29/14                                     1,500           1,339
   TPF Generation Holdings LLC
     9.620%, 12/15/14                                     1,750           1,639
   Texas Competitive Electric
     8.622%, 10/10/14                                     1,800           1,765
   Texas Competitive Electric
     0.000%, 10/10/14                                     4,595           4,512
   Texas Competitive Electric
     8.622%, 10/10/14                                     1,975           1,939
     8.396%, 10/27/14                                       625             613
     8.622%, 10/10/14                                     1,400           1,373
   Town Sports International
     7.500%, 08/27/13                                       249             229
   Tropicana Entertainment
     7.850%, 12/31/11                                     1,465           1,458
   UPC Financing Partnership Term J2
     7.080%, 04/01/13                                     1,000             945
   UPC Financing Partnership Term K2
     7.080%, 12/31/13                                     1,000             945

--------------------------------------------------------------------------------
                                                   Face Amount    Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Univision Communications
     7.605%, 09/15/14                              $      1,879   $       1,710
     7.570%, 03/15/14                                       940             855
     7.210%, 09/15/14                                        94              85
     7.072%, 09/29/14                                         3               2
     0.000%, 03/15/14 (I)                                    60               5
     0.000%, 09/15/14 (I)                                   121              11
     7.070%, 09/29/14                                       268             244
   Univision Communications, B
     7.070%, 09/29/14                                       537             489
     7.070%, 09/29/14                                       134             122
   Univision Communications, Delayed Draw
     7.070%, 09/29/14                                        27              25
     7.070%, 09/29/14                                         3               3
     7.070%, 09/29/14                                        34              31
     7.070%, 09/29/14                                        27              25
   VWR International, 2nd Lien
     7.860%, 06/29/14                                     2,000           1,885
   Venoco
     9.125%, 05/07/14                                       375             366
   Verint Systems
     8.090%, 05/09/14                                     2,000           1,910
   WideOpenWest Finance LLC
     7.830%, 06/18/14                                     1,000             932
   WideOpenWest Finance LLC, 2nd Lien
     11.610%, 06/18/15                                    1,000             900
   Wind Acquisition Holdings
     12.610%, 12/21/11                                    1,073           1,070
     12.609%, 12/12/11                                    2,540           2,534
                                                                  --------------
Total Loan Participations
   (Cost $144,986) ($ Thousands)                                        139,733
                                                                  --------------

ASSET-BACKED SECURITIES -- 4.9%

OTHER ASSET-BACKED SECURITIES -- 4.9%
   Ares CLO, Ser 2006-5RA, Cl SUB (A)
     0.000%                                               7,000           4,900
   Ares CLO, Ser 2007-11A, Cl SUB
     0.000%                                                   2           1,920
   Ares CLO, Ser 2007-3RA, Cl SUB
     0.000%                                               3,800           2,964
   Babson CLO, Ser 2007-2A, Cl INC
     0.000%                                               2,500           2,140
   Battalion CLO, Ser 2007-1A, Cl SUB
     0.000%                                                  18           1,418
   CIFC Funding, Ser 2007-2A, Cl SUB
     0.000%                                               2,700           2,295
   CIFC Funding, Ser 2007-3A, Cl B (D)
     6.578%, 01/28/08                                     2,500           2,000
   Capitalsource Advisors,
     Ser 2006-1A, Cl SUB (A)
     0.000%                                               3,200           2,336
   Carlyle High Yield Partners, Ser
     2006-8A, Cl N
     0.000%                                               3,700           2,479
   Connecticut Valley Structured
     Credit, Ser 2006-3A, Cl NOTE (A)
     0.000%                                               2,200           1,452
   Copper River, Ser 2006-1A, Cl INC
     0.000%                                               3,000           2,588
   De Meer Middle Market, Ser 2006-
     1A, Cl INC
     0.000%                                               2,150           1,698


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

High Yield Bond Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Denali Capital VII, Ser 2007-1A, Cl
     INC
     0.000%, 01/22/22                             $       2,200   $       1,892
   Duane Street CLO, Ser 2007-5A, Cl
     SN
     0.000%, 04/15/21                                     3,300           2,920
   Gale Force CLO, Ser 2007-4A, Cl E
     (D)
     11.349%, 08/20/21                                    1,500             980
   Gale Force CLO, Ser 2007-4A, Cl
     INC (D)
     0.000%, 08/20/21                                        15           1,275
   Golden Tree Loan Opportunities III,
     Ser 2007-3A, Cl SUB
     0.000%, 05/01/22                                     3,400           2,662
   Lightpoint CLO, Ser 2006-4A, Cl IN
     (A)
     0.000%, 04/15/18                                     2,500           1,383
   Marathon CLO, Ser 2005-2A, Cl
     INC
     0.000%, 12/20/19                                     3,000           2,459
   Marlborough Street CLO, Ser 2007-
     1A, Cl INC
     0.000%, 04/18/19                                     2,400           1,848
   Peritus I CDO (A) (E)
     0.000%                                               3,750           1,125
   Peritus I CDO, Ser 2005-1A, Cl C
     (A) (E)
     9.000%, 05/24/15                                    13,402          10,722
   Sands Point Funding, Ser 2006-1A,
     Cl C (D)
     6.009%, 01/18/08                                       640             530
   Stanfield Bristol, Ser 2005-1A, Cl
     SUB (A)
     0.000%, 10/15/19                                     6,300           4,252
   Stanfield Veyron CLO, Ser 2006-1A,
     Cl SUB
     0.000%, 07/15/18                                     2,300           1,714
   Tralee CDO, Ser 2007-1A, Cl SUB
     0.000%, 04/16/22                                     2,700           2,052
                                                                  --------------
Total Asset-Backed Securities
     (Cost $71,370) ($ Thousands)                                        64,004
                                                                  --------------

CONVERTIBLE BONDS -- 0.1%
   Adelphia Recovery Trust, Ser ACC-1
     0.000%, 02/15/04                                       395              --
   Flextronics CV to 64.4122
     1.000%, 08/01/10                                     1,265           1,301
   Freeport McKennen CV to 64.4122
     0.000%                                                   3             517
   Huntsman CV to 1.7674
     5.000%, 02/16/08                                         1              30
   Mirant CV to 14.7167 (C) (G)
     2.500%, 06/15/21                                     2,200              99
                                                                  --------------
Total Convertible Bonds
   (Cost $1,853) ($ Thousands)                                            1,947
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                       Shares          ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 0.2%
   Armstrong World Industries*                            6,214   $         249
   Core-Mark Holding (G)*                                13,788             396
   Delta Air Lines (G)*                                  21,231             316
   Huntsman                                               8,061             207
   Northwest Airlines*                                   63,330             919
   Owens Corning (G)*                                    28,933             585
   Portland General Electric                                520              14
   Shreveport Gaming Holdings*                           13,948             349
   Time Warner Cable, Cl A*                               4,255             117
   UAL (G)*                                               3,269             117
   Winn-Dixie Stores (G)*                                 8,445             143
                                                                  --------------
Total Common Stock
   (Cost $3,596) ($ Thousands)                                            3,412
                                                                  --------------
PREFERRED STOCK -- 2.1%
   CIFC Funding, Ser 2006-I (A) (D)                   2,300,000           2,070
   CIFC Funding, Ser 2006-II (A) (D)*                 3,000,000           2,580
   CIFC Funding, Ser 2007-IV*                         1,000,000           1,000
   Gleneagles CLO, Ser AI (D)*                            6,500           5,233
   ING Investment
     Management I CLO (A) (D)*                           12,500           8,750
   ING Investment
     Management II CLO (A) (D)*                           5,600           4,088
   ION Media PIK, 14.250% *                                   1               4
   Rockwall Investors, 12.030% *                      4,000,000           2,800
   Rural Cellular PIK, 12.250% *                            374             480
                                                                  --------------
Total Preferred Stock
   (Cost $30,107) ($ Thousands)                                          27,005
                                                                  --------------
                                                    Number of
                                                    Warrants
                                                  -------------
WARRANTS -- 0.0%
   Grande Communications,
     Expires 04/01/11                                       850               9
                                                                  --------------
Total Warrants
   (Cost $9) ($ Thousands)                                                    9
                                                                  --------------
CASH EQUIVALENTS ** ++ -- 16.6%
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 4.970%                   63,838,242          63,827
   SEI Liquidity Fund L.P., 4.980% (H)              153,401,851         153,402
                                                                  --------------
Total Cash Equivalents
   (Cost $217,229) ($ Thousands)                                        217,229
                                                                  --------------
Total Investments -- 111.1%
   (Cost $1,522,276) ($ Thousands) +++                            $   1,455,092
                                                                  ==============


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

High Yield Bond Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------

Percentages are based on Net Assets of $1,309,153 ($ Thousands).

*     Non-Income Producing Security

**    Rate shown is the 7-day effective yield as of December 31, 2007.

+     Real Estate Investments Trust

++    Investment in Affiliated Security.

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on December 31, 2007. The coupon on a step bond changes on a specified date.

(C)   Security in default on interest payments.

(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2007. The date reported on the Schedule of Investments is the next reset date.

(E) Securities considered illiquid. The total value of such securities as of December 31, 2007 was $11,847 ($ Thousands) and represented 0.90% of Net Assets.

(F) This security is being held in lieu of possible future payments for a default resolution.

(G) This security or a partial position of this security is on loan at December 31, 2007. The total value of securities on loan at December 31, 2007 was $147,191 ($Thousands).

(H) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2007 was $156,282 ($ Thousands).

(I)   Unfunded bank loan. Interest rate is not available.

(J)   Unsettled bank loan. Interest rate is not available.

CDO   -- Collateralized Debt Obligation
Cl    -- Class
CLO   -- Collateralized Loan Obligation
CV    -- Convertible Security
LLC   -- Limited Liability Company
LOC   -- Letter of Credit
L.P.  -- LImited Partnership
MTN   -- Medium Term Note
PCS   -- Personal Communications Service
PIK   -- Payment-in-Kind
PLC   -- Public Limited Company
Ser   -- Series

Amounts designated as "--" are $0 or have been rounded to $0.

+++ At December 31, 2007, the tax basis cost of the Fund's investments was $1,522,276 (Thousands), and the unrealized appreciation and depreciation were $8,781 (Thousands) and $(75,965) (Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Tax-Managed Managed Volatility Fund
December 31, 2007(Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                       Shares          ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK +++ -- 98.7%

CONSUMER DISCRETIONARY -- 7.1%
   Fortune Brands                                            11   $           1
   International Speedway, Cl A                              37               1
   Liberty Media - Capital, Ser A*                           48               6
   Meredith                                                  39               2
   Washington Post, Cl B                                      7               6
                                                                  --------------
                                                                             16
                                                                  --------------
CONSUMER STAPLES -- 28.5%
   Anheuser-Busch                                            70               4
   Brown-Forman, Cl B                                        47               3
   Campbell Soup                                             15               1
   Church & Dwight                                           74               4
   Clorox                                                    27               2
   Coca-Cola                                                 30               2
   Colgate-Palmolive                                         80               6
   General Mills                                             95               5
   Hershey                                                   27               1
   HJ Heinz                                                  59               3
   Hormel Foods                                              89               4
   JM Smucker                                                89               4
   Kellogg                                                  101               5
   Kimberly-Clark                                            79               5
   McCormick                                                 96               4
   PepsiAmericas                                             36               1
   PepsiCo                                                   39               3
   Procter & Gamble                                          75               5
   Reynolds American                                          9               1
   WM Wrigley Jr                                             10               1
                                                                  --------------
                                                                             64
                                                                  --------------
ENERGY -- 0.9%
   SEACOR Holdings*                                          21               2
                                                                  --------------
FINANCIALS -- 11.2%
   American National Insurance                               17               2
   Capitol Federal Financial                                131               4
   Commerce Bancshares                                       26               1
   Erie Indemnity, Cl A                                      49               3
   First Citizens BancShares, Cl A                           26               4
   Loews                                                     57               3
   Markel*                                                    3               1
   Mercury General                                           38               2
   Student Loan                                               3              --
   Webster Financial                                         20               1
   Wesco Financial                                           10               4
                                                                  --------------
                                                                             25
                                                                  --------------
HEALTH CARE -- 23.7%
   Abbott Laboratories                                       47               3
   Becton Dickinson                                          18               1
   Brookdale Senior Living                                   77               2
   Covance*                                                  74               6
   CR Bard                                                   27               2
   Dentsply International                                   109               5
   Edwards Lifesciences*                                     11               1
   Eli Lilly                                                 15               1
   Henry Schein*                                             83               5
   Hillenbrand Industries                                    82               4
   Idexx Laboratories*                                       79               5
   Johnson & Johnson                                         71               5
   Laboratory of America Holdings*                           34               2
   Lincare Holdings*                                         15               1

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                       Shares          ($ Thousands)
--------------------------------------------------------------------------------
   Patterson*                                                60   $           2
   Sierra Health Services*                                   28               1
   Techne*                                                   29               2
   Universal Health Services, Cl B                           19               1
   Wellpoint*                                                36               3
   Wyeth                                                     12               1
                                                                  --------------
                                                                             53
                                                                  --------------
INDUSTRIALS -- 11.2%
   Dun & Bradstreet                                          42               4
   Northrop Grumman                                          68               5
   Pitney Bowes                                             123               5
   Republic Services                                        145               4
   Stericycle*                                              112               7
                                                                  --------------
                                                                             25
                                                                  --------------
INFORMATION TECHNOLOGY -- 2.7%
   Diebold                                                  104               2
   Tech Data*                                                62               2
   WebMD Health, Cl A*                                       15               1
   Zebra Technologies, Cl A*                                 16               1
                                                                  --------------
                                                                              6
                                                                  --------------
MATERIALS -- 0.9%
   Newmont Mining                                            39               2
                                                                  --------------
TELECOMMUNICATION SERVICES -- 4.9%
   CenturyTel                                                43               2
   Citizens Communications                                  129               2
   Telephone & Data Systems                                  70               4
   US Cellular*                                              38               3
                                                                  --------------
                                                                             11
                                                                  --------------
UTILITIES -- 7.6%
   Ameren                                                    51               3
   Consolidated Edison                                       12               1
   Great Plains Energy                                       32               1
   Hawaiian Electric Industries                              46               1
   OGE Energy                                                77               3
   Puget Energy                                              43               1
   SCANA                                                     78               3
   Southern                                                  57               2
   Vectren                                                   72               2
                                                                  --------------
                                                                             17
                                                                  --------------
Total Common Stock
   (Cost $222) ($ Thousands)                                                221
                                                                  --------------
CASH EQUIVALENT **+ -- 1.3%
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 4.970%                        2,681               3
                                                                  --------------
Total Cash Equivalent
   (Cost $3) ($ Thousands)                                                    3
                                                                  --------------
Total Investments -- 100.0%
   (Cost $225) ($ Thousands) @                                    $         224
                                                                  ==============


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Tax-Managed Managed Volatiity Fund
December 31, 2007 (Unaudited)

Following is a summary of the inputs used in valuing the Fund's assets, which are carried at fair value, as of December 31, 2007:

--------------------------------------------------------------------------------
                                             INVESTMENTS IN SECURITIES
             VALUATION INPUTS                     ($ Thousands)
     -----------------------------          ---------------------------
      Level 1 - Quoted Prices in
      active markets                                   221
     -----------------------------          ---------------------------
      Level 2 - Other Significant
      Observable Inputs                                  3
     -----------------------------          ---------------------------
      Level 3 - Significant
      Unobservable Inputs                               --
     -----------------------------          ---------------------------
      Total                                            224
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $224 ($ Thousands).

*     Non-IncomeProducing Security.

**    Rate shown is the 7-day effective yield as of December 31, 2007.

+++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

+     Investment in Affiliated Security.

Cl    -- Class
Ser   -- Series

@ At December 31, 2007, the tax basis cost of the Fund's investments was $225 (Thousands), and the unrealized appreciation and depreciation were $1 (Thousands) and $(2) (Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            SEI Institutional Managed Trust


By (Signature and Title)*               /s/ Robert A. Nesher
                                        --------------------
                                        Robert A. Nesher, President & CEO

Date: February 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Robert A. Nesher
                                        --------------------
                                        Robert A. Nesher, President & CEO

Date: February 29, 2008


By (Signature and Title)*               /s/ Stephen F. Panner
                                        ---------------------
                                        Stephen F. Panner, Controller & CFO

Date: February 29, 2008


* Print the name and title of each signing officer under his or her signature.